As filed with the Securities and Exchange Commission on October 4, 2022

Securities Act Registration No. 333-267251

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 1

Post-Effective Amendment No. ☐

Ultimus Managers Trust

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices) (Zip Code)

(513) 587-3454

(Registrant’s Telephone Number, including Area Code)

Khimmara Greer

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With Copy To:

Thomas W. Steed III, Esq.

Kilpatrick, Townsend & Stockton LLP

4208 Six Forks Road, Suite 1400

Raleigh, North Carolina 27609

Title of securities being registered: Shares of five series of the Registrant – Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund, and Westwood Broadmark Tactical Plus Fund.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

Salient Global Real Estate Fund

Salient Select Income Fund

Salient Tactical Growth Fund

Each a Series of:

FORWARD FUNDS

244 California Street, Suite 200

San Francisco, California 94111

and

Salient MLP & Energy Infrastructure Fund

Salient Tactical Plus Fund

Each a Series of:

SALIENT MF TRUST

4265 San Felipe, 8th Floor

Houston, Texas 77027

Important Proxy Materials

PLEASE CAST YOUR VOTE TODAY

October 4, 2022

Dear Shareholder:

A combined special meeting of shareholders of the following funds has been scheduled to be held on November 4, 2022, at 10:00 a.m., Central Time at the principal office of the Existing Funds (as defined below), located at 4265 San Felipe, 8th Floor, Houston, Texas 77027 (the “Special Meeting”):

●	Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund, each a series of Forward Funds, and

●	Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund (along with the Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund, each an “Existing Fund” and collectively, the “Existing Funds”), each a series of Salient MF Trust (together with Forward Funds, the “Trusts”).

At the Special Meeting shareholders will be asked to consider an Agreement and Plan of Reorganization (the “Plan”) by and among the following parties:

●	the Trusts, on behalf of their respective Existing Funds;

●	Ultimus Managers Trust (“UMT”), on behalf of the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund, and Westwood Broadmark Tactical Plus Fund (each a “New Fund” and collectively, the “New Funds”);

●	Forward Management, LLC d/b/a Salient (“Salient Management”), investment advisor to certain Existing Funds as set forth below;

●	Salient Capital Advisors, LLC (“Salient Capital”), investment advisor to a certain Existing Fund as set forth below;

●	Salient Advisors, L.P. (“Salient Advisors”), investment advisor to a certain Existing Fund and New Fund as set forth below;

●	Broadmark Asset Management, LLC (“Broadmark”) investment sub-advisor to certain Existing Funds and New Funds as set forth below; and

●	Westwood Management Corp. (“Westwood”), investment advisor to certain New Funds as set forth below.

The reason for the Special Meeting is to seek approval of the Plan to reorganize each Existing Fund into a corresponding New Fund in UMT. Westwood Holdings Group Inc., Westwood’s parent company, has agreed to purchase the asset management business of Salient Partners, L.P. (“Salient”), the parent company of Salient Management, Salient Capital, and Salient Advisors. Each New Fund is a newly created series of UMT that is substantially similar to its corresponding Existing Fund and was created specifically for the purpose of acquiring the assets and assuming the liabilities of its corresponding Existing Fund. Westwood and Salient believe that the proposed reorganizations will benefit the shareholders of each Existing Fund through the realization of certain operational efficiencies and a reduction in fund operating expenses resulting from lower investment management fees and expense caps. In addition, Westwood currently serves as investment advisor to other mutual funds in UMT and believes that by having the New Funds in the same trust entity as its other mutual funds, Westwood will be in a better position to market and brand its mutual fund business.

If the Plan is approved by shareholders of an Existing Fund, such Existing Fund will be reorganized into the corresponding New Fund pursuant to the terms of the Plan and as described in the table below. Each of the New Funds and each of the respective Existing Funds have the same investment objective, substantially similar fundamental investment policies and principal investment strategies, and similar risks. Further, it is expected that each of the New Funds will be managed by the same portfolio manager(s) that currently manage the respective Existing Fund.

Existing Funds					New Funds
Fund Name	Trust	Investment Advisor	Sub-Advisor		Fund Name	Trust	Investment Advisor	Sub-Advisor
Salient Global Real Estate Fund	Forward Funds	Salient Management	None	→	Westwood Salient Global Real Estate Fund	UMT	Westwood	None
Salient Select Income Fund	Forward Funds	Salient Management	None	→	Westwood Salient Select Income Fund	UMT	Westwood	None
Salient Tactical Growth Fund	Forward Funds	Salient Management	Broadmark	→	Westwood Broadmark Tactical Growth Fund	UMT	Westwood	Broadmark
Salient MLP & Energy Infrastructure Fund	Salient MF Trust	Salient Capital	None	→	Westwood Salient MLP & Energy Infrastructure Fund	UMT	Westwood	None
Salient Tactical Plus Fund	Salient MF Trust	Salient Advisors	Broadmark	→	Westwood Broadmark Tactical Plus Fund	UMT	Salient Advisors	Broadmark

Westwood and Salient made recommendations to each of the Trusts’ Board of Trustees (each a “Trust’s Board” and collectively, the “Trusts’ Boards”) to approve the reorganizations based on Westwood’s and Salient’s belief that the reorganizations will benefit the shareholders of each Existing Fund through the realization of certain operational efficiencies and a reduction in fund operating expenses. Following careful analysis and consideration, each Trust’s Board unanimously approved the reorganizations as they apply to the Existing Funds in their Trust, and concluded that the implementation of the reorganizations is in the best interests of the Existing Funds and their shareholders.

If the Plan is approved by shareholders of each Existing Fund, the proposed transactions would be effected by (i) the transfer of all of the assets of each Existing Fund to the corresponding New Fund in exchange for the issuance respectively by each New Fund of shares of a corresponding share class of that New Fund (as described in the table below), and the New Fund’s assumption of all of the liabilities of the corresponding Existing Fund, followed by (ii) the distribution of such shares of each New Fund to the shareholders of the corresponding share class, respectively, of the corresponding Existing Fund in liquidation of each Existing Fund (each such transaction, a “Reorganization” and together, the “Reorganizations”).

Existing Fund		New Fund
Salient Global Real Estate Fund	→	Westwood Salient Global Real Estate Fund
Class A	→	A Class Shares
Class C	→	C Class Shares
Investor Class	→	A Class Shares
Institutional Class	→	Institutional Shares

Salient Select Income Fund	→	Westwood Salient Select Income Fund
Class A	→	A Class Shares
Class C	→	C Class Shares
Investor Class	→	A Class Shares
Institutional Class	→	Institutional Shares

Salient Tactical Growth Fund	→	Westwood Broadmark Tactical Growth Fund
Class A	→	A Class Shares
Class C	→	C Class Shares
Investor Class	→	A Class Shares
Institutional Class	→	Institutional Shares

Salient MLP & Energy Infrastructure Fund	→	Westwood Salient MLP & Energy Infrastructure Fund
Class A	→	A Class Shares
Class C	→	C Class Shares
Class I	→	Institutional Shares
Class R6	→	Ultra Shares

Salient Tactical Plus Fund	→	Westwood Broadmark Tactical Plus Fund
Class A	→	A Class Shares
Class C	→	C Class Shares
Class I	→	Institutional Shares
Class F	→	F Class Shares

The Reorganizations are not expected to have any adverse federal or state tax consequences to the Existing Funds or their shareholders. Please refer to the enclosed Combined Proxy Statement/Prospectus for a detailed explanation of the Reorganization.

The Trusts’ Boards have unanimously approved the Reorganizations as they apply to the Existing Funds in their Trust and recommend that you vote “FOR” the applicable Reorganizations.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Combined Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than 11:59 p.m. on November 3, 2022.

You may cast your vote by signing, dating and mailing the enclosed voting instruction form or proxy card in the postage prepaid return envelope provided. In addition to voting by mail, you may also vote either by telephone or through the Internet as follows:

	TO VOTE BY TELEPHONE:		TO VOTE BY INTERNET:
1)	Read the Combined Proxy Statement/Prospectus and have the enclosed proxy card at hand	1)	Read the Combined Proxy Statement/Prospectus and have the enclosed proxy card at hand
2)	Call the toll-free number that appears on the enclosed proxy card and follow the simple instructions	2)	Go to the website that appears on the enclosed proxy card and follow the simple instructions

We encourage you to vote by telephone or through the Internet using the control number that appears on the enclosed proxy card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please read the enclosed Combined Proxy Statement/Prospectus carefully before you vote.

We appreciate your participation and prompt response in this matter. If you should have any questions regarding the proposals, please call AST Fund Solutions, LLC the Existing Funds’ proxy solicitor, toll-free at 1 (866) 416-0565. To vote your shares, please call the telephone number listed on the proxy card or visit the listed website. Thank you for your continued support.

Respectfully,

/s/ Gregory A. Reid

Gregory A. Reid

Trustee and Principal Executive Officer, Forward Funds

Trustee and Principal Executive Officer, Salient MF Trust

Salient Global Real Estate Fund

Salient Select Income Fund

Salient Tactical Growth Fund

Each a Series of:

FORWARD FUNDS

244 California Street, Suite 200

San Francisco, California 94111

and

Salient MLP & Energy Infrastructure Fund

Salient Tactical Plus Fund

Each a Series of:

SALIENT MF TRUST

4265 San Felipe, 8th Floor

Houston, Texas 77027

NOTICE OF COMBINED MEETING OF SHAREHOLDERS

TO BE HELD ON NOVEMBER 4, 2022

To Shareholders of the Salient Global Real Estate Fund, Salient Select Income Fund, Salient Tactical Growth Fund, Salient MLP & Energy Infrastructure Fund, and Salient Tactical Plus Fund:

NOTICE IS HEREBY GIVEN that a special combined meeting of shareholders (the “Special Meeting”) of the following funds will be held on November 4, 2022, at 10:00 a.m. Central Time, at the principal offices of the Existing Funds (as defined below), located at 4265 San Felipe, 8th Floor, Houston, Texas 77027:

●	Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund, each a series of Forward Funds, established under Delaware law as a Delaware statutory trust; and

●	Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund (along with the Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund, each an “Existing Fund” and collectively, the “Existing Funds”), each a series of Salient MF Trust (together with Forward Funds, the “Trusts”), established under Delaware law as a Delaware statutory trust.

The Special Meeting is being held to consider (A) approval of an Agreement and Plan of Reorganization (the “Plan”) by and among the following parties:

●	the Trusts, on behalf of the Existing Funds;

●	Ultimus Managers Trust (“UMT”), on behalf of the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund, and Westwood Broadmark Tactical Plus Fund (each a “New Fund” and collectively, the “New Funds”);

●	Forward Management, LLC d/b/a Salient (“Salient Management”), investment advisor to the Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund;

●	Salient Capital Advisors, LLC (“Salient Capital”), investment advisor to the Salient MLP & Energy Infrastructure Fund;

●	Salient Advisors, L.P. (“Salient Advisors”), investment advisor to the Salient Tactical Plus Fund and Westwood Broadmark Tactical Plus Fund;

●	Broadmark Asset Management, LLC (“Broadmark”) investment sub-advisor to the Salient Tactical Growth Fund, Salient Tactical Plus Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Broadmark Tactical Plus Fund; and

●	Westwood Management Corp. (“Westwood”), investment advisor to the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Salient MLP & Energy Infrastructure Fund.

The Plan provides that each Existing Fund will (i) transfer all of its assets to the corresponding New Fund, in exchange solely for shares of the corresponding New Fund with an aggregate net asset value per class equal to the aggregate net asset value of the corresponding class of shares of the Existing Fund, and the assumption by the New Fund of all of the liabilities of the corresponding Existing Fund, and (ii) distribute the shares of the New Fund to the corresponding class of shareholders of the corresponding Existing Fund on a pro rata basis in redemption of all outstanding shares of the Existing Fund and in complete liquidation of each Existing Fund (each such transaction a “Reorganization” and collectively, the “Reorganizations”) as set forth in the table below; (B) and any other matters that may properly come before the Meeting or any adjournment or postponement thereof.

Proposal	Existing Fund	New Fund
1	Salient Global Real Estate Fund	Westwood Salient Global Real Estate Fund
2	Salient Select Income Fund	Westwood Salient Select Income Fund
3	Salient Tactical Growth Fund	Westwood Broadmark Tactical Growth Fund
4	Salient MLP & Energy Infrastructure Fund	Westwood Salient MLP & Energy Infrastructure Fund
5	Salient Tactical Plus Fund	Westwood Broadmark Tactical Plus Fund

Shareholders of each Existing Fund will vote separately on the Existing Fund’s respective Reorganization. The Reorganization of each Existing Fund into the corresponding New Fund is not conditioned upon receipt of shareholder approval of the Reorganizations relating to the other Existing Funds. Accordingly, if shareholders of one Existing Fund approve its Reorganization, but shareholders of one or more of the other Existing Funds do not approve their respective Reorganizations, the Reorganization of the Existing Fund (that was approved by shareholders) will take place as described in this Combined Proxy Statement/Prospectus. The proposed Reorganizations are described in the attached Combined Proxy Statement/Prospectus. The form of the Plan is attached hereto as Appendix A.

Shareholders of record as of the close of business on September 22, 2022 are entitled to notice of, to vote, and to attend, the Special Meeting or any adjournment thereof.

Regardless of whether you plan to attend the Special Meeting, please promptly complete, sign and return the enclosed proxy card to help achieve a quorum and so that a maximum number of shares may be voted. You may also vote by telephone or through the Internet. To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions, using your proxy card as a guide. To vote through the Internet, go to the Internet address provided on your proxy card and follow the instructions, using your proxy card as a guide. Proxies may be revoked at any time before they are exercised by submitting a revised proxy card, by giving written notice of revocation to the Existing Funds or by voting at the Special Meeting.

The Board of Trustees of the Trusts have unanimously approved the Reorganizations as they apply to the Existing Funds in their Trust and recommend that you vote “FOR” the applicable Reorganizations.

By Order of the Board of Trustees,

/s/ Gregory A. Reid

Gregory A. Reid

Trustee and Principal Executive Officer, Forward Funds

Trustee and Principal Executive Officer, Salient MF Trust

October 4, 2022

Your vote is important. Please fill in, date, sign and return the enclosed proxy card promptly in the enclosed postage-paid envelope whether or not you plan to be present at the special meeting. You can also vote by telephone or through the Internet at the toll-free telephone number or website that appear on the proxy card. you may still vote in person if you attend the special meeting.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.	INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

2.	JOINT ACCOUNTS: Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the proxy card.

3.	ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

For example:

REGISTRATION VALID

CORPORATE ACCOUNTS
(1) ABC Corp.	ABC Corp. John Doe, Treasurer
(2) ABC Corp.	John Doe
(3) ABC Corp. c/o John Doe	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe

PARTNERSHIP ACCOUNTS
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner

TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 01/01/01	Jane B. Doe, Trustee u/t/d/ 01/01/01

CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust f/b/o John B. Smith, Jr. UGMA/UTMA	John B. Smith, Custodian f/b/o John B. Smith, Jr. UGMA/UTMA
(2) Estate of John B. Smith	John B. Smith, Jr., Executor Estate of John B. Smith

PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

●	AUTHORIZE YOUR PROXY THROUGH THE INTERNET. You may authorize your proxy by logging into the Internet site indicated on your proxy card and following the instructions on the website. In order to log on, you will need the control number found on your proxy card. Please make sure to have your proxy card available at the time of the call.

●	AUTHORIZE YOUR PROXY BY TELEPHONE. You may authorize your proxy by telephone by calling the toll-free number located on your proxy card. In order to log on, you will need the control number found on your proxy card. Please make sure to have your proxy card available at the time of the call.

●	VOTE BY MAIL. You may cast your vote by signing, dating and mailing the enclosed proxy card in the postage-paid envelope provided.

FORWARD FUNDS

244 California Street, Suite 200

San Francisco, California 94111

SALIENT MF TRUST

4265 San Felipe, 8th Floor

Houston, Texas 77027

FORWARD FUNDS

244 California Street, Suite 200

San Francisco, California 94111

and

SALIENT MF TRUST

4265 San Felipe, 8th Floor

Houston, Texas 77027

QUESTIONS AND ANSWERS

Dated: October 4, 2022

The following questions and answers provide an overview of key features of the proposed Reorganizations. Please call 1 (866) 416-0565 with any questions about the Reorganizations or the Combined Proxy Statement/Prospectus generally or to obtain a copy of the Existing Funds’ prospectuses and statement of additional information.

1.	What is this document and why did we send it to you?

The attached document is a Combined Proxy Statement/Prospectus for the Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund, each a series of Forward Funds; and Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund (along with the Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund, each an “Existing Fund” and collectively, the “Existing Funds”), each a series of Salient MF Trust (together with Forward Funds, the “Trusts”), and a prospectus for shares of the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund, and Westwood Broadmark Tactical Plus Fund (each a “New Fund” and collectively, the “New Funds”), each newly created series of Ultimus Managers Trust (“UMT”).

You are receiving this document because you own shares of one or more Existing Fund as of September 22, 2022 (the “Record Date”). This Combined Proxy Statement/Prospectus contains information the shareholders of the Existing Funds should know before voting on the proposals before them, as described below. This Combined Proxy Statement/Prospectus should be retained for future reference.

2.	What is being proposed?

The purpose of this Combined Proxy Statement/Prospectus is to solicit votes from shareholders of each of the Existing Funds to approve the proposed reorganizations of each of the Existing Funds into the corresponding New Fund (each a “Reorganization” and collectively, the “Reorganizations”) as described in the Agreement and Plan of Reorganization (the “Plan”) by and among the Trusts, on behalf of the Existing Funds; UMT, on behalf of the New Funds; Forward Management, LLC d/b/a Salient (“Salient Management”), investment advisor to the Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund; Salient Capital Advisors, LLC (“Salient Capital”), investment advisor to the Salient MLP & Energy Infrastructure Fund; Salient Advisors, L.P. (“Salient Advisors” and together with Salient Management and Salient Capital, the “Existing Funds’ Advisors”), investment advisor to the Salient Tactical Plus Fund and Westwood Broadmark Tactical Plus Fund; Broadmark Asset Management, LLC (“Broadmark”) investment sub-advisor to the Salient Tactical Growth Fund, Salient Tactical Plus Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Broadmark Tactical Plus Fund; and Westwood Management Corp. (“Westwood” and together with Salient Advisors the “New Funds’ Advisors”), investment advisor to the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Salient MLP & Energy Infrastructure Fund, and as set forth in the table below.

Existing Funds					New Funds
Fund Name	Trust	Investment Advisor	Sub-Advisor		Fund Name	Trust	Investment Advisor	Sub-Advisor
Salient Global Real Estate Fund	Forward Funds	Salient Management	None	→	Westwood Salient Global Real Estate Fund	UMT	Westwood	None
Salient Select Income Fund	Forward Funds	Salient Management	None	→	Westwood Salient Select Income Fund	UMT	Westwood	None
Salient Tactical Growth Fund	Forward Funds	Salient Management	Broadmark	→	Westwood Broadmark Tactical Growth Fund	UMT	Westwood	Broadmark
Salient MLP & Energy Infrastructure Fund	Salient MF Trust	Salient Capital	None	→	Westwood Salient MLP & Energy Infrastructure Fund	UMT	Westwood	None
Salient Tactical Plus Fund	Salient MF Trust	Salient Advisors	Broadmark	→	Westwood Broadmark Tactical Plus Fund	UMT	Salient Advisors	Broadmark

Each New Fund and the corresponding Existing Fund have the same investment objective, substantially similar fundamental investment policies and principal investment strategies, and similar risks. In addition, it is expected that each New Fund will be managed by the same portfolio manager(s) that currently manage the corresponding Existing Funds. Further, the contractual management fee rate for each New Fund is anticipated to be lower than the contractual management fee rate for the corresponding Existing Fund as described in Question and Answer #5 below.

Each New Fund will have a new investment advisory agreement and sub-advisory agreement, as applicable, with Westwood, Salient Advisors, and/or Broadmark as described above. While these agreements are not materially different from the Existing Funds’ investment advisory agreements and sub-advisory agreements, the agreements do differ in the parties to the agreements, the term of effectiveness, the governing law, and management fee rates as described in more detail in the “SYNOPSIS - Comparison of the Existing Funds and the New Funds – General” in this Combined Proxy Statement/Prospectus. Notwithstanding, Westwood, Salient Advisors, and Broadmark, as applicable, intend to manage the New Funds in a manner substantially similar to the corresponding Existing Funds. By approving the Reorganization, shareholders will be approving the new investment advisory agreements and sub-advisory agreements, as applicable.

Shareholder approval is needed to proceed with the Reorganizations of the Existing Funds, and a special combined meeting of shareholders of the Existing Funds will be held on November 4, 2022 to consider whether to approve the Reorganizations (the “Special Meeting”).

3.	What is the purpose of the Reorganizations?

The purpose of the Reorganizations is to reorganize and transition each Existing Fund as listed above to the corresponding New Fund in UMT as listed above.  The reason for the Reorganizations is that Westwood Holdings Group Inc. (“Westwood Holdings”), Westwood’s parent company, has agreed to purchase the asset management business of Salient Partners, L.P. (“Salient”), the parent company of the Existing Funds’ Advisors. Each New Fund is a newly created series of UMT that is substantially similar to its corresponding Existing Fund and was created specifically for the purpose of acquiring the assets and assuming the liabilities of its corresponding Existing Fund. Westwood and Salient believe that the Reorganizations will benefit the shareholders of each Existing Fund through a reduction in fund operating expenses resulting from lower investment management fees and expense caps. In addition, Westwood currently serves as investment advisor to other mutual funds in UMT and believes that by having the New Funds in the same trust entity as its other mutual funds, the New Funds will be able to benefit from economies of scale and Westwood will be in a better position to market and brand its mutual fund business.

4.	Will there be any changes regarding my investment?

No material change in the investment program or change in the day-to-day portfolio management of the Existing Funds is expected as a result of the Reorganizations. Following the Reorganizations, shareholders of an Existing Fund will be shareholders of the corresponding New Fund, which has an identical investment objective, substantially similar fundamental investment policies and principal investment strategies, and similar risks as its corresponding Existing Fund. No material change in the investment program or change in the day-to-day portfolio management of the Existing Funds is expected as a result of the Reorganization. It is anticipated that the current portfolio manager(s) for each Existing Fund will continue to manage the respective New Fund. Further, it is expected that the shareholders of each Existing Fund will not experience an increase in fees and expenses with respect to their investment in the corresponding New Fund.

The primary differences between the Existing Funds and New Funds will be: (1) Westwood is the investment advisor to the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Salient MLP & Energy Infrastructure Fund (2) new service providers will provide administrative, accounting, legal, audit, transfer agent, custodial, distribution and other general support services to the New Funds; (3) the New Funds will be series of the Ultimus Managers Trust instead of Forward Funds or Salient MF Trust, as applicable; and (4) the New Funds will be governed by a different board of trustees than the Existing Funds.

The investment advisors and sub-advisor to the Existing Funds and New Funds are listed above. The other principal service providers of the Existing Funds and the New Funds are listed below. For information on the New Funds’ board of trustees and officers please see the Statement of Additional Information related to this Combined Proxy Statement/Prospectus.

Service Providers	Existing Funds	New Funds
Legal Counsel	K&L Gates LLP	Kilpatrick Townsend & Stockton LLP
Independent Public Accountant	KPMG LLP	BBD, LLP
Fund Administrator and Fund Accountant	ALPS Fund Services, Inc.	Ultimus Fund Solutions, LLC
Transfer Agent	ALPS Fund Services, Inc.	Ultimus Fund Solutions, LLC
Principal Underwriter/Distributor

Forward Securities, LLC (Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund)

Foreside Fund Services, LLC (Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund)

Ultimus Fund Distributors, LLC
Custodian	Citibank, N.A.	U.S. Bank National Association

The total net asset value of the shares of each New Fund you receive will equal the total net asset value of the shares of the corresponding Existing Fund that you hold at the time of the applicable Reorganization. The Reorganizations will not affect the value of your investment at the time of the Reorganizations and your interest in the applicable Existing Fund(s) will not be diluted.

5.	How will the Reorganizations affect the fees and expenses I pay as a shareholder of an Existing Fund?

Following the Reorganizations, the contractual investment management fee rates paid by the New Funds for services provided by Westwood and Salient Advisors will be lower than those paid to the Existing Funds’ Advisors by the corresponding Existing Funds. Additionally, Westwood and Salient Advisors have agreed to enter into expense limitation agreements with certain New Funds through April 30, 2024 that will cap investment management fees and other expenses at a lower level than the corresponding Existing Funds. As a result of these fee and expense cap reductions along with the realization of certain other operational efficiencies through contracts with other service providers at UMT, the shareholders of each Existing Fund are not expected to experience an increase in fees and expenses with respect to their investment in the corresponding New Fund. A comparison of the investment management fee rates and expense limitation agreement caps for the Existing Funds and New Funds are provided below.

Management Fees

Each Existing Fund pays a management fee, which is computed daily and paid monthly, at the annual rates provided in the table below based on the average daily net assets of the applicable funds. For its services to the New Funds, the New Funds’ Advisors are entitled to a management fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the applicable fund, as set forth below:

Existing Fund	Management Fee	New Fund	Management Fee
Salient Global Real Estate Fund	1.00%	Westwood Salient Global Real Estate Fund	0.95%
Salient Select Income Fund	1.00%	Westwood Salient Select Income Fund	0.95%
Salient Tactical Growth Fund	1.15% up to and including $1 billion 1.05% over $1 billion	Westwood Broadmark Tactical Growth Fund	1.10%
Salient MLP & Energy Infrastructure Fund	0.95%	Westwood Salient MLP & Energy Infrastructure Fund	0.90%
Salient Tactical Plus Fund	1.45%	Westwood Broadmark Tactical Plus Fund	1.40%

*	Note: The break point above which a shareholder would pay more in management fees under the management fee structure for the New Fund than the management fee structure for the Existing Fund is $2 billion in fund assets.

Management Fee Waiver

Salient Management currently has agreed to waive 0.25% of its management fee for the Salient Global Real Estate Fund and the Salient Select Income Fund until April 30, 2023. Westwood has agreed to keep the same management fee waiver in place following the Reorganization, by contractually agreeing to waive 0.25% of its management free for the Westwood Salient Global Real Estate Fund and Westwood Salient Select Income Fund until April 30, 2024.

Expense Limitation Agreements

The New Funds’ Advisors have contractually agreed to reduce their fees and reimburse expenses of the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Salient MLP & Energy Infrastructure Fund and Westwood Broadmark Tactical Plus Fund in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, acquired fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding the New Funds’ average daily net assets as set forth in the table below, which also includes the Existing Funds’ expense caps.

Existing Fund	Class	Expense Limitation	New Fund	Class	Expense Limitation
Salient Global Real Estate Fund	Class A	1.55%(1)	Westwood Salient Global Real Estate Fund	A Class Shares(a)	1.50%
	Class C	2.10%(1)		C Class Shares(b)	2.05%
	Investor Class	1.50%(1)		Institutional Shares(c)	1.10%
	Institutional Class	1.15%(1)
Salient Select Income Fund	Class A	1.55%(2)	Westwood Salient Select Income Fund	A Class Shares(a)	1.50%
	Class C	2.10%(2)		C Class Shares(b)	2.05%
	Investor Class	1.50%(2)		Institutional Shares(c)	1.10%
	Institutional Class	1.15%(2)
Salient MLP & Energy Infrastructure Fund	Class A	1.55%(1)	Westwood Salient MLP & Energy Infrastructure Fund	A Class Shares(d)	1.50%
	Class C	2.30%(1)		C Class Shares(b)	2.25%
	Class I	1.30%(1)		Institutional Shares(e)	1.25%
	Class R6	None		Ultra Shares(f)	None
Salient Tactical Plus Fund	Class A	1.65%(1)	Westwood Broadmark Tactical Plus Fund	A Class Shares(d)	1.60%
	Class C	2.40%(1)		C Class Shares(b)	2.35%
	Class I	1.40%(1)		Institutional Shares(e)	1.35%
	Class F	1.09%(1)		F Class Shares(g)	1.04%

(1)	This limit excludes certain expenses, such as taxes, brokerage costs, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses.
(2)	This limit excludes certain expenses such as taxes, brokerage costs, acquired fund fees and expenses, and extraordinary expenses.
(a)	Class A shares of the Existing Fund will be exchanged for and renamed A Class Shares of the New Fund and the Investor Class Shares of the Existing Fund will be exchanged for A Class Shares of the New Fund.
(b)	Class C shares of the Existing Fund will be exchanged for and renamed C Class Shares of the New Fund.
(c)	Institutional Class shares of the Existing Fund will be exchanged for and renamed Institutional Shares of the New Fund.
(d)	Class A shares of the Existing Fund will be exchanged for and renamed A Class Shares of the New Fund.
(e)	Class I shares of the Existing Fund will be exchanged for and renamed Institutional Shares of the New Fund.
(f)	Class R6 shares of the Existing Fund will be exchanged for and renamed Ultra Shares of the New Fund.
(g)	Class F shares of the Existing Fund will be exchanged for and renamed F Class Shares of the New Fund.

The fees and expenses of the Existing Funds and the New Funds are described further in the “Comparison Fee Tables and Examples” section of this Proxy Statement/Prospectus. If the expense limitation agreements for the New Funds are not renewed after April 30, 2024 the New Funds’ total operating expenses may increase.

6.	Will the value of the shares I receive from the New Fund be the same as the value of the shares I own in the corresponding Existing Fund?

Yes, you will receive shares of the New Fund with a net asset value equal to the net asset value of your corresponding Existing Fund shares immediately prior to the Reorganization.

7.	Will I have to pay any sales charge, contingent deferred sales charges or redemption/exchange fees in connection with a Reorganization?

No. You will not have to pay any front-end sales charges, contingent deferred sales charges or redemption/exchange fees in connection with the applicable Reorganization, but any class of shares purchased after the Reorganization will be subject to the standard shareholder fee structure applicable to such class of the New Fund at such time.

8.	How do the share purchase, redemption and exchange procedures of the New Funds compare to those of the Existing Funds?

The share purchase, redemption, and exchange procedures of the New Funds are substantially similar to those of the Existing Funds. For more information concerning the share purchase, redemption and exchange procedures of the New Funds, please see the section entitled “Additional Information about the New Funds” in the Combined Proxy Statement/Prospectus below. The Existing Funds’ purchase, redemption, and exchange procedures are located in the Existing Funds’ prospectuses dated May 1, 2022.

9.	Who is paying for the Reorganizations?

Westwood Holdings and Salient have agreed to pay all of the expenses related to the Reorganizations. Neither the Existing Funds nor the New Funds will bear any costs relating to the Reorganizations. The costs of the Reorganizations include, but are not limited to, costs associated with the preparation and filing of the New Funds’ Registration Statements and printing and distribution of the Combined Proxy Statement/Prospectus, legal fees, accounting fees, proxy solicitation expenses and other expenses of holding the Special Meeting. Westwood Holdings and Salient expect the expenses of the Reorganizations to be approximately $800,000. You will not pay any expenses or sales charges in connection with the Reorganizations, but any class of shares purchased after the Reorganizations will be subject to the standard shareholder fee structure applicable to such class of the New Funds at such time.

10.	What is the tax impact on my investment?

Each Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), for U.S. federal income tax purposes. Accordingly, it is expected that Existing Fund shareholders and the Existing Funds will not recognize any gain or loss as a direct result of the Reorganizations.

11.	If approved, when will the Reorganizations happen?

The Reorganizations will take place as soon as reasonably practicable following shareholder approval, and are expected to take place on or about November 18, 2022.

12.	How will the Reorganizations work?

Subject to the approval of the shareholders of each Existing Fund, the Plan provides for, with respect to each Existing Fund: (i) the transfer of all of the assets of the Existing Fund to the corresponding New Fund in exchange solely for (a) shares of the corresponding New Fund with an aggregate net asset value equal to the aggregate net asset value of the Existing Fund and (b) the assumption by the New Fund of all of the Existing Fund’s liabilities; (ii) the distribution of the shares of the New Fund pro rata to the shareholders of the Existing Fund; and (iii) the termination, dissolution and complete liquidation of the Existing Fund as soon as practicable after the closing.

13.	What will happen if a Reorganization is not approved?

The Reorganization of each Existing Fund into the corresponding New Fund is conditioned upon receipt of shareholder approval of the Reorganization. If the shareholders of an Existing Fund fail to approve its Reorganization, the Existing Fund will continue to operate and the Existing Fund’s Board of Trustees may take further action as it deems to be in the best interest of the Existing Fund and its shareholders. Shareholders of each Existing Fund will vote separately on the Existing Fund’s respective Reorganization. The Reorganization of each Existing Fund into the corresponding New Fund is not conditioned upon receipt of shareholder approval of the Reorganizations relating to the other Existing Funds. Accordingly, if shareholders of one Existing Fund approve its Reorganization, but shareholders of one or more of the other Existing Funds do not approve their respective Reorganizations, the Reorganization of the Existing Fund (that was approved by shareholders) will take place as described in this Combined Proxy Statement/Prospectus

14.	Why do I need to vote?

Your vote is important and is needed to ensure that the Reorganization proposals can be acted upon. Even if you own a small number of shares, your vote makes a difference. If too few shareholders vote, the Existing Funds may not receive enough votes to go forward with the Special Meeting. Your immediate response will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate and vote as soon as possible to avoid any delay in the proposed Reorganizations. If necessary, we may ask Existing Funds shareholders to vote on a proposal to adjourn the Special Meeting to solicit additional proxies if there are insufficient votes at the time of the Special Meeting to approve the Reorganizations. Any such adjournment will require the affirmative vote of a majority of those shares of an Existing Fund represented at the Meeting in person or by proxy.

15.	How do the Trustees recommend that I vote?

After careful consideration, each Trusts’ Board of Trustees unanimously approved each Reorganization as it relates to their Existing Funds and recommend that you vote “FOR” the applicable Reorganizations.

16.	How do I vote?

You can vote in one of the following four ways:

1.	Complete, sign, date, and promptly return the enclosed proxy card in the enclosed postage prepaid envelope;

2.	Call the toll-free number that appears on the enclosed proxy card and follow the simple instructions;

3.	Go to the website that appears on the enclosed proxy card and follow the simple instructions; or

4.	Attend the Special Meeting in person.

Whether or not you plan to attend the Special Meeting, your prompt voting by proxy will help ensure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares in person at the Special Meeting. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Existing Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Special Meeting and voting in person.

Should shareholders require additional information regarding the Special Meeting, they may contact the proxy solicitor, AST Fund Solutions, LLC, toll-free at the phone number provided in the proxy card. (See “Voting Information” for more information on AST Fund Solutions, LLC, the proxy solicitor.)

17.	When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held on November 4, 2022, at 10:00 a.m. Central Time, subject to any adjournments or postponements of the Special Meeting. The Special Meeting will be held at the principal office of the Existing Funds, located at 4265 San Felipe, 8th Floor, Houston, Texas 77027.

18.	What if I have questions?

If you have any questions regarding the proposed Reorganizations or how to vote your shares, please call the Existing Funds’ proxy solicitor, AST Fund Solutions, LLC, toll-free at 1 (866) 416-0565.

Your vote is very important. We encourage you as a shareholder to participate by returning your vote as soon as possible. If enough shareholders fail to cast their votes, the Existing Funds may not be able to hold the Special Meeting or the vote on the proposal, and will be required to incur additional solicitation costs in order to obtain sufficient shareholder participation.

Important additional information about the Reorganization is set forth in the accompanying Combined Proxy Statement/Prospectus.

Please read it carefully.

COMBINED PROXY STATEMENT/PROSPECTUS

October 4, 2022

FOR THE REORGANIZATION OF

Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund

Each a Series of:

FORWARD FUNDS

244 California Street, Suite 200

San Francisco, California 94111

and

Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund

Each a Series of:

SALIENT MF TRUST

4265 San Felipe, 8th Floor

Houston, Texas 77027

INTO the corresponding

Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark
Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund, and Westwood Broadmark
Tactical Plus Fund

Each a Series of

ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

1-877-386-3944

This Combined Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by:

●	Forward Funds, an open-end investment management company established under Delaware law as a Delaware statutory trust, on behalf of the Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund (collectively, the “FF Funds”); and

●	Salient MF Trust (together with Forward Funds, each a “Trust” and collectively, the “Trusts”), an open-end investment management company established under Delaware law as a Delaware statutory trust, on behalf of the Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund (collectively, the “SMF Funds” with each of the SMF Funds along with each of the FF Funds being an “Existing Fund,” and collectively, with each Existing Fund, the “Existing Funds”).

This Combined Proxy Statement/Prospectus is being sent to you in connection with a special combined meeting of shareholders of the Existing Funds (the “Special Meeting”) to be held at 10:00 a.m. Central Time on November 4, 2022. This Combined Proxy Statement/Prospectus will be first sent to shareholders on or about October 5, 2022.

At the Special Meeting, record shareholders of each Existing Fund as of September 22, 2022, will be asked to consider and vote on the following applicable Proposal, and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof:

Proposal 1:	To approve the Agreement and Plan of Reorganization (the “Plan”), which provides for the reorganization of the Salient Global Real Estate Fund into the Westwood Salient Global Real Estate Fund, a newly created series of Ultimus Managers Trust (“UMT”).

Proposal 2:	To approve the Plan, which provides for the reorganization of the Salient Select Income Fund into the Westwood Salient Select Income Fund, a newly created series of UMT.

Proposal 3:	To approve the Plan, which provides for the reorganization of the Salient Tactical Growth Fund into the Westwood Broadmark Tactical Growth Fund, a newly created series of UMT.

Proposal 4:	To approve the Plan, which provides for the reorganization of the Salient MLP & Energy Infrastructure Fund into the Westwood Salient MLP & Energy Infrastructure Fund, a newly created series of UMT.

Proposal 5:	To approve the Plan, which provides for the reorganization of the Salient Tactical Plus Fund into the Westwood Broadmark Tactical Plus Fund, a newly created series of UMT.

After careful consideration and upon the recommendation of Salient Partners, L.P. (“Salient”), the parent company of Forward Management, LLC d/b/a Salient (“Salient Management”), investment advisor to the Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund; Salient Capital Advisors, LLC (“Salient Capital”), investment advisor to the Salient MLP & Energy Infrastructure Fund; Salient Advisors, L.P. (“Salient Advisors” or a “New Fund Advisor” and together with Salient Management and Salient Capital, the “Existing Funds’ Advisors”), investment advisor to the Salient Tactical Plus Fund and Westwood Broadmark Tactical Plus Fund; as well as the recommendation of Westwood Management Corp. (“Westwood” or a “New Fund Advisor” and together with Salient Advisors, the “New Fund Advisors”), investment advisor to the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Salient MLP & Energy Infrastructure Fund, the Board of Trustees of the Trusts (each a “Trust’s Board” and collectively, the “Trusts’ Boards”) unanimously recommend that shareholders of each Existing Fund in their Trust vote “FOR” the applicable proposal.

A form of the Plan is attached hereto as Appendix A. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the appropriate Existing Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Special Meeting and voting at the Special Meeting as described herein.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference into this Combined Proxy Statement/Prospectus, which means that they are legally considered to be a part of this Combined Proxy Statement/Prospectus:

●	the Prospectuses and Statement of Additional Information (“SAI”) of the FF Funds, dated May 1, 2022, are incorporated by reference to Post-Effective Amendment No. 134 to the Forward Funds’ Registration Statement on Form N-1A (File Nos. 033-48940 and 811-06722), filed with the SEC on April 29, 2022, and supplemented on June 27, 2022;

●	the Prospectuses and SAI of the SMF Funds, dated May 1, 2022, are incorporated by reference to Post-Effective Amendment No. 32 to the Salient MF Trust’s Registration Statement on Form N-1A (File Nos. 333-180225 and 811-22678), filed with the SEC on April 29, 2022, and supplemented on June 27, 2022;

●	the report of KPMG LLP, the Independent Registered Public Accounting Firm for and audited financial statements of the FF Funds is incorporated by reference to the Annual Report to Shareholders of the FF Funds for its fiscal year ended December 31, 2021, filed on Form N-CSR (File No. 811-06722) with the SEC on March 4, 2022;

●	the report of KPMG LLP the Independent Registered Public Accounting Firm for and audited financial statements of the SMF Funds is incorporated by reference to the Annual Report to Shareholders of the SMF Funds for its fiscal year ended December 31, 2021, filed on Form N-CSR (File No. 811-22678) with the SEC on March 4, 2022;

●	the Semi-Annual Report to Shareholders of the FF Funds for the period from January 1, 2022 to June 30, 2022, filed on Form N-CSRS (File No. 811-06722) with the SEC on September 6, 2022;

●	the Semi-Annual Report to Shareholders of the SMF Funds for the period from January 1, 2022 to June 30, 2022, filed on Form N-CSRS (File No. 811-22678) with the SEC on September 6, 2022; and

●	the Prospectuses and SAI of the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund, and Westwood Broadmark Tactical Plus Fund (each a “New Fund” and collectively, the “New Funds”), dated September 30, 2022, are incorporated by reference to Post-Effective Amendment No. 230 to UMT’s Registration Statement on Form N-1A (File Nos. 333-180308 and 811-22680), filed with the SEC on September 29, 2022.

Copies of the Existing Funds’ documents are available upon request and without charge by writing to the applicable Trust at Forward Funds, 244 California Street, Suite 200, San Francisco, California 94111 for the FF Funds, or Salient MF Trust, 4265 San Felipe, 8th Floor, Houston, Texas 77027 for the SMF Funds, or by calling 1-800-999-6809 or 866-667-9228, respectively. Free copies of these Existing Funds documents are also available at www.salientpartners.com.

Each New Fund has been created in connection with the applicable Reorganization of each Existing Fund into its corresponding New Fund (each a “Reorganization” and collectively, the “Reorganizations”) for the purpose of acquiring the assets and assuming the liabilities of the corresponding Existing Fund and will not commence operations until the date of the Reorganization. Because the New Funds have not yet commenced operations as of the date of this Combined Proxy Statement/Prospectus, no Annual or Semi-Annual Report to Shareholders is available. Once available, copies of these documents will be provided upon request and without charge by writing to the applicable New Fund, at Westwood Funds, P.O. Box 541150, Omaha, NE 68154, or by calling 1-877-FUND-WHG (1-877-386-3944). Free copies of these New Funds documents will also be available at www.westwoodfunds.com.

Each Existing Fund’s Prospectus, Annual, and Semi-Annual Reports to Shareholders have been previously distributed to its respective shareholders. The principal offices of Forward Funds, Salient MF Trust, and UMT are identified above.

This Combined Proxy Statement/Prospectus includes information about the New Funds that you should know before considering the Plan and resulting Reorganizations, and it should be retained for future reference. Additional information contained in an SAI relating to this Combined Proxy Statement/Prospectus dated October 4, 2022, as required by the SEC, is on file with the SEC and is incorporated by reference into this Combined Proxy Statement/Prospectus. The SAI for the Existing Funds is also available without charge, upon request by calling the toll-free number set forth above or by writing to the Existing Funds at the address set forth above. The SAI for the New Funds is also available without charge, upon request by calling the toll-free number set forth above or by writing to the New Funds at the address set forth above.

No person has been authorized to give any information or make any representation not contained in this Combined Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

The SEC has not approved or disapproved these securities nor has it passed on the accuracy or adequacy of this Combined Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

I.			Contents

I.			SYNOPSIS	18
	A.		Overview	18
	B.		Reasons for the Reorganization and Board Deliberations	18
	C.		Comparison of the Existing Funds and the New Funds	20
		1.	General	20
		2.	Investment Objectives and Principal Investment Strategies and Risks	22
		3.	Investment Advisory Services and Portfolio Managers	33
		4.	Distribution Services	35
		5.	Distribution Plan	35
		6.	Purchase and Redemption Procedures	36
	D.		Federal Tax Consequences of the Proposed Reorganization	40
II.			PRINCIPAL RISK FACTORS	40
III.			COMPARISON FEE TABLES AND EXAMPLES	89
IV.			ADDITIONAL INFORMATION ABOUT THE EXISTING FUNDS AND THE NEW FUNDS	101
	A.		Performance	101
	B.		Portfolio Turnover	113
	C.		Investment Advisor and Portfolio Managers	113
	D.		Comparison of Investment Limitations	118
	E.		Financial Highlights	123
V.			ADDITIONAL INFORMATION ABOUT THE NEW FUNDS	123
	A.		Purchasing, Selling and Exchanging Fund Shares	124
	B.		Other Policies	139
	C.		Dividends and Distributions	141
	D.		Taxes	141
	E.		Additional Information	143
VI.			INFORMATION RELATED TO THE REORGANIZATIONS	143
	A.		Summary of the Proposed Reorganizations	143
	B.		Description of the New Fund Shares	144
	C.		Reasons for the Reorganizations Considered by the Existing Funds Board
	D.		Federal Income Tax Consequences	144
	E.		Reasons for the Reorganization and Board Deliberations	145
	F.		The Proposed Plan and Resulting Reorganizations	146
	G.		Comparison of Shareholder Rights	148
	H.		Capitalization	154
VII.			VOTING INFORMATION	156
VIII.			LEGAL MATTERS	158
IX.			EXPERTS	158
X.			INFORMATION FILED WITH THE SEC	158
APPENDIX A				170
APPENDIX B				189
APPENDIX C				210
APPENDIX D				213
Appendix E				222

II.	SYNOPSIS

A.	Overview

The following synopsis is a summary of certain information contained elsewhere in this Combined Proxy Statement/Prospectus, including the documents incorporated by reference, as well as in the Plan, and the transactions contemplated in the Plan. This synopsis is qualified by reference to the more complete information contained herein as well as in the Prospectuses and SAI of the Existing Funds, as supplemented to date, which include information about the Existing Funds, and in the form of Plan attached hereto as Appendix A. Shareholders should read this entire Combined Proxy Statement/Prospectus carefully.

B.	Reasons for the Reorganization and Board Deliberations

The purpose of the Reorganizations is to reorganize and transition each of the Existing Funds into a corresponding new series of UMT, to be called the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund, and Westwood Broadmark Tactical Plus Fund, respectively. The New Funds were created specifically for the purpose of acquiring the assets and liabilities of the Existing Funds. One reason for the Reorganizations is that Westwood Holdings Group Inc. (“Westwood Holdings”), the parent company of Westwood, investment advisor to the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Salient MLP & Energy Infrastructure Fund, has agreed to purchase (the “Purchase”) the asset management business of Salient, the parent company of the Existing Funds’ Advisors. As part of the Purchase, Westwood Holdings is also acquiring Salient Advisors. In addition, Westwood currently serves as investment advisor to other mutual funds in UMT and believes by having the New Funds in the same trust entity as its other mutual funds, the New Funds will potentially be able to benefit from economies of scale and Westwood will be in a better position to market and brand its mutual fund business.

Each New Fund is a newly created series of UMT that is substantially similar to its corresponding Existing Fund and was created specifically for the purpose of acquiring the assets and assuming the liabilities of its corresponding Existing Fund. Westwood and Salient have proposed the Reorganizations because they believe that the Reorganizations will benefit the shareholders of each Existing Fund through the realization of certain operational efficiencies and a reduction in fund operating expenses resulting from lower investment management fees and expense caps.

Shareholder approval is needed to proceed with the Reorganizations and Westwood and Salient made a recommendation to the Trusts’ Boards (each member of a Trust’s Board being a “Trustee” and collectively, the “Trustees”) to approve the Reorganization based upon Westwood’s and Salient’s belief that the Reorganization will benefit shareholders of the Existing Funds.

Each Trust’s Board considered the Reorganizations at meetings held on June 26 and June 27, 2022 (collectively, the “Board Meeting”), and each Trust’s Board, including a majority of the Trustees who are not “interested persons” of the applicable Trust (“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) unanimously approved the Reorganizations as they related to the Existing Funds in its Trust. In approving the Reorganization for each Existing Fund, each applicable Trust’s Board determined that: (i) participation in the Reorganization was in the best interest of the Existing Fund and its shareholders; and (ii) the interests of the Existing Fund’s shareholders would not be diluted as a result of the respective Reorganization.

In making these determinations, each Trust’s Board reviewed and considered information provided to them in advance of the Board Meeting to assist them in evaluating the Reorganizations. In their deliberations, each Trust’s Board did not identify any particular factor or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and individual Trustees may have attributed different weights to various factors. Although not meant to be all-inclusive, the following were the material factors considered by each Trust’s Board in making its determination:

Salient MF Trust and Forward Funds

●	Salient’s discussion of the reasons for the Reorganizations, including that Salient intends to exit the mutual fund business and in connection therewith determined to propose the Reorganizations for regulatory, financial, and strategic reasons;

●	The terms of the Reorganizations as outlined in the Plan, including that each Reorganization is intended to avoid dilution of the interests with respect to net asset value of the existing shareholders of the Existing Funds. In this regard, the Trustees considered that the aggregate net asset value of the shares of each New Fund that shareholders of the corresponding Existing Fund will receive in the Reorganization is expected to be equal to the aggregate net asset value of the shares of the Existing Fund held by such shareholders, as of the close of business on the business day immediately prior to the closing date of the Reorganizations. As there are no material differences between the valuation policies used by each of the Funds, it is not expected that any differences in valuation between the value of your investment immediately before the Reorganization (calculated using the Existing Fund’s valuation procedures) and the value of your investment immediately after the Reorganization will occur;

●	The substantially similar investment objectives, principal investment strategies, investment policies, investment risks and limitations of the Existing Funds and the corresponding New Funds as described herein. See “Synopsis – Comparison of the Existing Funds and the New Funds”;

●	Each New Fund is anticipated to have a lower management fee and overall expense ratio on both a gross and net basis, than the corresponding Existing Fund. See “Comparison Fee Tables and Examples”;

●	The historical performance of the Existing Funds, the fact that the Existing Funds will be the accounting survivors in the Reorganizations, and that each New Fund, which will commence operations upon consummation of the respective Reorganization, will assume and publish the operating history and performance record of the corresponding Existing Fund as its successor. See “Additional Information About the Existing Funds and the New Funds – Performance”;

●	The Reorganizations are anticipated to be tax-free for federal income tax purposes for the Funds and their shareholders, and the Funds will receive an opinion from counsel to that effect as a condition to the closing of each Reorganization. However, each Existing Fund will distribute any undistributed income and realized capital gains accumulated prior to its Reorganization to its shareholders. These distributions, if any, may be taxable to investors who hold their shares in a taxable account. See “Synopsis – Federal Tax Consequences of the Proposed Reorganization”;

●	The direct and indirect costs of the Reorganizations will not be incurred by the Funds. The fact that the Existing Funds’ Advisors and New Fund Advisors, or their respective affiliates, will bear all of the costs and expenses incurred in connection with the preparation of this Proxy Statement/Prospectus and any of its enclosures, and that no portion of these costs or expenses will be borne by the Funds or their shareholders;

●	Alternatives available to the Existing Funds, such as liquidation of the Existing Funds, which would be a fully taxable redemption to shareholders;

●	Any direct or indirect benefits to the Existing Funds’ Advisors and New Fund Advisors and their affiliates to be realized as a result of the Reorganizations, including that Salient will receive compensation from Westwood from its legitimate profits and not from the Funds;

●	That Westwood represented to each Trust’s Board that Westwood has committed to make commercially reasonable efforts to and intends to comply with the conditions of Section 15(f) of the 1940 Act with respect to the Reorganizations;

●	The terms of the Existing Fund advisory agreements are substantially the same as those of the New Funds, other than the advisory fee rates paid by the New Funds being reduced, which lowers each advisory fee;

●	Shareholders of the Existing Funds will not pay a sales charge in connection with the Reorganizations, but any class of shares purchased after the Reorganizations will be subject to the standard shareholder fee structure applicable to such class at such time;

●	The level of resources and enterprise commitment of the New Fund Advisors to compliance and risk management functions;

●	Following the closing of the Reorganization, shareholders of each Existing Fund will experience continuity in portfolio management because the portfolio management team that currently manages each Existing Fund is anticipated to continue to manage the corresponding New Fund in the same manner as the Existing Funds are managed today. Accordingly, Existing Fund shareholders should be provided with a continuing investment program and the same level of portfolio management services and there is not expected to be any diminution in the nature, quality and extent of services provided to shareholders after the Reorganizations;

●	The complementary investment and distribution capabilities of Salient and Westwood that would provide increased scale and product availability, which the Existing Funds’ Advisors and New Fund Advisors believe could result in larger, more viable funds with potentials for greater efficiencies and investment opportunities; and

●	Westwood’s overall experience in the mutual fund business.

After evaluating all of the information and factors above, as well as other information and factors deemed relevant by each Trust’s Board, each Trust’s Board concluded that each Reorganization was in the best interests of each respective Existing Fund and its shareholders and the interests of each Existing Fund’s shareholders would not be diluted as a result of the respective Reorganization. Therefore, each Trust’s Board determined to approve the Reorganizations on behalf of each Existing Fund and directed that the Plan be submitted to shareholders of the Existing Funds for approval.

Based on the recommendation and request of Westwood and Salient, each Trust’s Board has called the Special Meeting to ask shareholders of each Existing Fund to consider and vote on the proposed Reorganization for the respective Existing Fund.

Each Trust’s Board has unanimously approved the Reorganization for each Existing Fund and recommend that you vote “FOR” the Reorganizations.

C.	Comparison of the Existing Funds and the New Funds

1.	General

Forward Funds is registered under the 1940 Act as an open-end management investment company. Forward Funds was originally organized as a Pennsylvania common law trust on August 26, 1992 under the name HomeState Group and was reorganized effective April 7, 2005 as a Delaware statutory trust created on February 1, 2005, and offers shares in different series of investment portfolios. The Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund are each a series of Forward Funds and have a fiscal year end of December 31.

Salient MF Trust is registered under the 1940 Act as an open-end management investment company. Salient MF Trust was organized on November 15, 2011 as a Delaware statutory trust under the laws of the State of Delaware and offers shares in different series of investment portfolios. The Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund are each a series of Salient MF Trust and have a fiscal year end of December 31.

UMT is registered under the 1940 Act as an open-end management investment company. UMT was organized on March 6, 2012, as an Ohio business trust and offers shares in different series of investment portfolios. Each New Fund is a series of UMT and has a fiscal year end of December 31.

As described in the table below, Salient Advisors will remain the investment advisor to Salient Tactical Plus Fund’s corresponding New Fund after the Reorganizations; Broadmark Asset Management, LLC (“Broadmark” or “Sub-Advisor”), the investment sub-advisor to the Salient Tactical Growth Fund and Salient Tactical Plus Fund, will remain the sub-advisor to corresponding New Funds after the Reorganizations; and Westwood will be investment advisor to remaining New Funds after the Reorganizations and therefore Salient Management and Salient Capital will no longer serve as the investment advisors to the Existing Funds:

Existing Funds					New Funds
Fund Name	Trust	Investment Advisor	Sub-Advisor		Fund Name	Trust	Investment Advisor	Sub-Advisor
Salient Global Real Estate Fund	Forward Funds	Salient Management	None	→	Westwood Salient Global Real Estate Fund	UMT	Westwood	None
Salient Select Income Fund	Forward Funds	Salient Management	None	→	Westwood Salient Select Income Fund	UMT	Westwood	None
Salient Tactical Growth Fund	Forward Funds	Salient Management	Broadmark	→	Westwood Broadmark Tactical Growth Fund	UMT	Westwood	Broadmark
Salient MLP & Energy Infrastructure Fund	Salient MF Trust	Salient Capital	None	→	Westwood Salient MLP & Energy Infrastructure Fund	UMT	Westwood	None
Salient Tactical Plus Fund	Salient MF Trust	Salient Advisors	Broadmark	→	Westwood Broadmark Tactical Plus Fund	UMT	Salient Advisors	Broadmark

The New Funds will have the same investment objective, substantially similar fundamental investment policies and principal investment strategies, and similar risks as their corresponding Existing Funds, as described in more detail below. In addition, it is expected that each of the New Funds will be managed by the same portfolio manager(s) that currently manage the corresponding Existing Fund. Further, the contractual management fee rate for each New Fund is anticipated to be lower than the contractual management fee rate for the corresponding Existing Fund as described in more detail below.

Each New Fund will have a new investment advisory agreement and sub-advisory agreement, as applicable, with Westwood, Salient Advisors, and/or Broadmark as described above. While these agreements are not materially different from the Existing Funds’ investment advisory agreements and sub-advisory agreements, the agreements do differ in the:

●	parties to the agreements (as described above);

●	term of effectiveness – the investment advisory agreements and sub-advisory agreements for the New Funds will be for an initial two year term, while the investment advisory agreements and sub-advisory agreements for the Existing Funds are currently year to year;

●	governing law – the investment advisory agreements and sub-advisory agreements for the New Funds are governed under Ohio law, while the investment advisory agreements and sub-advisory agreement for the Forward Funds are governed under California law and the investment advisory agreements and sub-advisory agreement for the Salient MF Trust are governed under Delaware law; and

●	management fee rates (as described in “Investment Advisory Services and Portfolio Manager – Investment Advisory Services” below).

Notwithstanding the foregoing, Westwood, Salient Advisors, and Broadmark, as applicable, intend to manage the New Funds in a manner substantially similar to the corresponding Existing Funds. By approving the Reorganization, shareholders will be approving the new investment advisory agreements and sub-advisory agreements, as applicable.

Shareholders will continue to be able to make additional purchases or sales of Existing Fund shares through their financial intermediary up to and including the day of the Reorganizations. If the Reorganizations are approved, Existing Fund shares will automatically be converted to New Fund Shares at the Closing (as described in the Plan). Thereafter, shareholders will be able to make additional purchases or sales of New Fund Shares as described herein.

2.	Investment Objectives and Principal Investment Strategies and Risks

Each Existing Fund and its corresponding New Fund share the same investment objective. The investment objectives of the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, and Westwood Broadmark Tactical Growth Fund are fundamental policies that cannot be changed without approval by the vote of a majority of the outstanding shares of the relevant Fund. The investment objectives of the Westwood Salient MLP & Energy Infrastructure Fund and the Westwood Broadmark Tactical Plus Fund may be changed by the Board of Trustees of UMT (the “UMT Board”) without shareholder approval, upon 60 days’ prior written notice to shareholders. The investment strategies of each Existing Fund and its corresponding New Fund are either identical or substantially similar. The principal risks of each Existing Fund and its corresponding New Fund are similar, as described in the “Principal Risk Factors” section. Each Existing Fund’s and New Fund’s investment objective and principal investment strategies are more fully described in the table below:

Salient Global Real Estate Fund (a series of Forward Funds)	Westwood Salient Global Real Estate Fund (a series of UMT)	Differences
Investment Objective: The Fund seeks total return from both capital appreciation and current income.	Investment Objective: The Fund seeks total return from both capital appreciation and current income.	There are no differences.

Principal Investment Strategies: Under normal conditions, the Fund invests at least 80%, and usually substantially all, of its net assets plus borrowings for investment purposes, if any, in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities in at least three different countries. The Fund may invest in equity securities, debt securities, limited partnership interests, exchange-traded funds (“ETFs”), American Depositary Receipts and European Depositary Receipts, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, and options. The Fund may invest in securities of companies having any capitalization and investment grade debt securities. The Fund may also leverage its portfolio by borrowing money to purchase securities.

Under normal market conditions, the Fund will invest significantly (at least 40%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund allocates its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies.

Principal Investment Strategies: Under normal conditions, the Fund invests at least 80%, and usually substantially all, of its net assets plus borrowings for investment purposes, if any, in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities in at least three different countries. The Fund may invest in equity securities, limited partnership interests, exchange-traded funds (“ETFs”), American Depositary Receipts and European Depositary Receipts. The Fund may invest in securities of companies having any capitalization.

Under normal market conditions, the Fund will invest significantly (at least 40%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund allocates its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies.

There are no material differences. The New Fund provides additional disclosure regarding its analyses and removed investment grade debt securities, use of leverage, options and derivatives from its principal investment strategy.

Notwithstanding, Westwood intends to manage and invest the New Fund in a manner substantially similar to the Existing Fund.

Salient Global Real Estate Fund (a series of Forward Funds)	Westwood Salient Global Real Estate Fund (a series of UMT)	Differences

Salient Management allocates the Fund’s assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the Advisor utilizes fundamental real estate analysis and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential among other things.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including ETFs that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

The Advisor allocates the Fund’s assets among securities of countries and in currency denominations that the Advisor expects to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the Advisor utilizes fundamental real estate analysis and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s properties, calculating relative return potential, and assessing the impacts of unexpected economic events such as major recessions, significant geopolitical events or pandemics.

Fundamental analysis is a method of analysis that evaluates the financial characteristics of an investment opportunity with projections of the future in potential metrics like cash generation and policy, revenue and earnings growth, margins and balance sheet/liability management. For core real estate fundamentals, the Advisor evaluates characteristics like occupancy, tenant concentration and maturity schedule.

Market and macro fundamental analysis also includes metrics like new supply in operating markets and sub-markets for real estate, and current market lease terms including headline rental rates. For macro analysis, the Advisor evaluates interest rate policy, economic growth rates, inflation conditions, and housing market conditions as part of the investment positioning and input.

Quantitative analysis is a method of analysis that uses current and historical data to point to potential investments in a large opportunity set, for which the Advisor then performs fundamental analysis for final selection and evaluation. Any quantitative analysis is overseen and reviewed by the Advisor on an ongoing basis.

Salient Select Income Fund (a series of Forward Funds)	Westwood Salient Select Income Fund (a series of UMT)	Differences
Investment Objective: The Fund seeks high current income and potential for modest long-term growth of capital.	Investment Objective: The Fund seeks high current income and potential for modest long-term growth of capital.	There are no differences.

Principal Investment Strategies: Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in income-producing securities. The Fund invests primarily in securities of companies in the real estate industry, such as REITs, master limited partnerships and other real estate firms. Investments in these issuers are expected to include a significant portion of assets in preferred stock, as well as convertible preferred stock, debt obligations and other senior securities. The Fund may invest a significant portion of its assets in preferred stock. The Fund may also invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent Salient Management deems appropriate. To select investments for the Fund, the Advisor uses a value-oriented philosophy focused on an issuer’s cash flow, asset quality and management capability.

The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity (including bonds commonly referred to as “junk bonds”). The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may purchase restricted securities or securities which are deemed to be not readily marketable. The Fund may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including ETFs that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Principal Investment Strategies: Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in income-producing securities. The Fund invests primarily in securities of companies in the real estate industry, such as REITs, master limited partnerships and other real estate firms. Investments in these issuers are expected to include a significant portion of assets in preferred stock, as well as convertible preferred stock, debt obligations and other senior securities. The Fund may invest a significant portion of its assets in preferred stock. The Fund may also invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent the Advisor deems appropriate. To select investments for the Fund, the Advisor uses a value-oriented philosophy focused on an issuer’s cash flow and future cash generation capability, its asset valuations, and the capabilities of its management. Specific to real estate companies, the Advisor analyzes an issuer’s cash flow potential, current and future occupancy and rental trends, underlying tenant health, and the costs associated with maintaining the physical condition of assets in its portfolio. The evaluation of an issuer’s management team primarily consists of understanding its capital allocation track record regarding property acquisition, development and disposition, and how it chooses to fund these endeavors. For broad financial companies, the Advisor assesses financial characteristics such as likely asset growth, margins, credit risk, balance sheet funding, and revenue growth potential of various fee generating businesses. By using this approach, the Advisor seeks to identify investments with the opportunity to generate attractive risk-adjusted returns over time.

The Fund invests in securities of companies having any capitalization, any maturity and any credit quality (including bonds commonly referred to as “junk bonds”). The Fund may purchase restricted securities or securities which are deemed to be not readily marketable.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including ETFs that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

There are no material differences. The New Fund removed the ability to leverage its portfolio and purchase put options or sell securities short from its principal investment strategy.

Notwithstanding, Westwood intends to manage and invest the New Fund in a manner substantially similar to the Existing Fund.

Salient Tactical Growth Fund (a series of Forward Funds)	Westwood Broadmark Tactical Growth Fund (a series of UMT)	Differences
Investment Objective: The Fund seeks to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.	Investment Objective: The Fund seeks to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.	There are no differences.

Principal Investment Strategies: The Fund’s investment strategy is designed to evaluate the market to determine whether the market as a whole or a particular sector or industry is undervalued or overvalued. Broadmark Asset Management LLC (“Broadmark” or the “Sub-Advisor”) seeks to identify potential long and short investments that it believes offer the greatest risk-adjusted potential for returns. The Fund seeks to gain exposure to equity indices, sectors and industry groups that it believes are more attractive on a relative basis and may take short positions in equity indices, sectors or industry groups that it believes are less attractive on a relative basis. The Sub-Advisor will rely on a variety of factors to reach its determination of the relative value of potential investments, including valuation, monetary conditions, investor sentiment, and momentum factors.

Relative to the U.S. equity market, the Fund is expected to outperform during periods of higher volatility or when the U.S. equity market is falling. The Fund may underperform the U.S. equity market in other market environments.

The Fund may employ both leveraged investment techniques as well as short positions which allow the Fund to obtain investment exposure that can range from 120% long to 100% short, as a percentage of the Fund’s net assets at the time of investment. In most market conditions, the Fund maintains investment exposure between 100% long and 100% short, as a percentage of the Fund’s net assets at the time of investment.

Principal Investment Strategies: The Fund’s investment strategy is designed to evaluate the market to determine whether the market as a whole or a particular sector or industry is undervalued or overvalued. Broadmark Asset Management LLC (“Broadmark” or the “Sub-Advisor”) seeks to identify potential long and short investments that it believes offer the greatest risk-adjusted potential for returns. The Fund seeks to gain exposure to equity indices, sectors and industry groups that it believes are more attractive on a relative basis and may take short positions in equity indices, sectors or industry groups that it believes are less attractive on a relative basis. The Sub-Advisor will rely on a variety of factors to reach its determination of the relative value of potential investments, including valuation, monetary conditions, investor sentiment, and momentum factors. The Sub-Advisor uses equity valuation models, such as historical price-earnings ratios, price-sales ratios, 10-year normalized earnings, dividend discount models and other measures to determine equity valuation relative to the economic and business cycles. Similar valuation and relative strength metrics are applied to sectors and industries in order to determine undervaluation and overvaluation relative to historical precedent and within the context of the overall stock market, business, and economic cycles. Additionally, the Sub-Advisor uses a series of momentum models, which are used to determine the overall money flow into and out of an equity security.

Relative to the U.S. equity market, the Fund is designed to outperform during periods of higher volatility or when the U.S. equity market is falling. The Fund may underperform the U.S. equity market in other market environments.

There are no material differences. Notwithstanding, the Sub-Advisor intends to manage and invest the New Fund in a manner substantially similar to the Existing Fund

Salient Tactical Growth Fund (a series of Forward Funds)	Westwood Broadmark Tactical Growth Fund (a series of UMT)	Differences

The Fund invests in instruments providing exposure to securities market indices, industries or sectors within U.S. and overseas equity markets. These instruments primarily include exchange-traded funds (“ETF’s”) and futures on securities indices. The Fund may obtain exposure to equity securities of U.S. and non-U.S. issuers, including issuers in countries considered to be emerging market countries, in all market capitalization ranges, including small capitalization stocks. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, fixed income securities of U.S. and non-U.S. issuers that are of investment grade quality and of any maturity, exchange-traded notes (“ETNs”), and/or money market or other funds that invest in these instruments.

On occasion, the Fund may write covered put and call options and purchase put and call options on securities, securities indices and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.

The Fund may employ both leveraged investment techniques as well as short positions which allow the Fund to obtain investment exposure that can range from 120% long to 100% short, as a percentage of the Fund’s net assets at the time of investment. In most market conditions, the Fund maintains investment exposure between 100% long and 100% short, as a percentage of the Fund’s net assets at the time of investment.

The Fund invests in instruments providing exposure to securities market indices, industries or sectors within U.S. and overseas equity markets. These instruments primarily include exchange-traded funds (“ETFs”) and futures on securities indices. The Fund may obtain exposure to equity securities of U.S. and non-U.S. issuers, including issuers in countries considered to be emerging market countries, in all market capitalization ranges, including small capitalization stocks. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, fixed-income securities of U.S. and non-U.S. issuers that are of investment grade quality and of any maturity, exchange-traded notes (“ETNs”), and/or money market or other funds that invest in these instruments.

On occasion, the Fund may write covered put and call options and purchase put and call options on securities, securities indices and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.

Salient MLP & Energy Infrastructure Fund (a series of Salient MF Trust)	Westwood Salient MLP & Energy Infrastructure Fund (a series of UMT)	Differences
Investment Objective: Seeks to maximize total return (capital appreciation and income). The Board of Trustees (the “Board”) of Salient MF Trust, a Delaware statutory trust (the “Trust”), which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.	Investment Objective: Seeks to maximize total return (capital appreciation and income). The Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”) can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.	There are no material differences.

Principal Investment Strategies: Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs and Energy Infrastructure Companies. The Fund invests in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Fund also may invest in investment grade debt securities issued by MLPs and Energy Infrastructure Companies of any maturity. The Fund may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges. Energy Infrastructure Companies include clean energy companies engaged in renewable energy electricity generation (wind, solar, hydrogen, geothermal, biomass, etc.), renewable storage and transmission, renewable energy equipment development manufacturing, electrified transport, biofuel production or energy efficiency solutions (including smart grid). The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are entities structured as master limited partnerships. Master limited partnerships are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes.

Principal Investment Strategies: Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs and Energy Infrastructure Companies. The Fund invests in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Fund also may invest in investment grade debt securities issued by MLPs and Energy Infrastructure Companies of any maturity. The Fund may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges. Energy Infrastructure Companies include clean energy companies engaged in renewable energy electricity generation (wind, solar, hydrogen, geothermal, biomass, etc.), renewable storage and transmission, renewable energy equipment development manufacturing, electrified transport, biofuel production or energy efficiency solutions (including smart grid). The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are entities structured as master limited partnerships. Master limited partnerships are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes. The Fund’s MLP investments are generally focused on energy infrastructure investments in pipelines and processes involving the gathering, processing, distributing and marketing of natural gas, natural gas liquids, crude oil, or other refined products.

There are no material differences.

Salient MLP & Energy Infrastructure Fund (a series of Salient MF Trust)	Westwood Salient MLP & Energy Infrastructure Fund (a series of UMT)	Differences

Energy Infrastructure Companies are companies, including affiliates of MLPs, that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal, electricity, or renewable energy or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

The Fund will invest at least 50% of its total assets in Midstream MLPs and Midstream Energy Infrastructure companies.

Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

The Fund’s investments in the securities of MLPs, at the time of investment, will not exceed 25% of total assets as measured at the time of investment.

The Fund may invest up to but not more than 15% of total assets in debt securities of Energy Infrastructure Companies.

The Fund may invest up to but not more than 10% of total assets in any single issuer.

The Fund may invest up to 15% of net assets in unregistered and other illiquid securities.

The Fund may engage in covered call writing. The Fund currently expects to write call options for the purpose of generating realized gains or reducing the Fund’s ownership of certain securities. The Fund will only write call options on securities that are held in the portfolio (i.e., covered calls). The Fund may borrow to purchase securities, which would have the effect of adding leverage to the portfolio.

Energy Infrastructure Companies are companies, including affiliates of MLPs, that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal, electricity, or renewable energy or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

The Fund will invest at least 50% of its total assets in Midstream MLPs and Midstream Energy Infrastructure companies.

Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

The Fund may directly invest up to but not more than 25% (or such higher amount as permitted by any applicable tax diversification rules) of total assets, at the time of investment, in equity or debt securities of master limited partnerships. This limit does not apply to securities issued by MLP affiliates, which are not treated as publicly traded partnerships for federal income tax purposes.

The Fund may invest up to but not more than 15% of total assets in debt securities of Energy Infrastructure Companies.

The Fund may invest up to but not more than 10% of total assets in any single issuer.

The Fund may invest up to 15% of net assets in unregistered and other illiquid securities.

Salient MLP & Energy Infrastructure Fund (a series of Salient MF Trust)	Westwood Salient MLP & Energy Infrastructure Fund (a series of UMT)	Differences

The Advisor’s investment process is designed to generate returns by investing in a portfolio of publicly-traded MLPs and Energy Infrastructure Companies. Returns are typically driven by the distribution yield plus expected annual growth in the cash distributions. The Advisor maintains proprietary business valuation models and analyzes key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging profile, management strength, competitive landscape and other factors. The Advisor employs a “bottom up” research-driven stock selection process with an emphasis on the opportunity set and growth prospects for each target investment. Changes in the laws of the United States, including tax laws and regulations, could result in the inability of the Fund to operate as described in this prospectus and the SAI and could adversely affect the Fund (see “Tax Law Change Risk” below).

The percentage limitations applicable to the portfolio described above apply at the time of investment, and the Fund will not be required to sell securities due to subsequent changes in the value of securities owned. However, although the Fund may not be required to sell securities due to subsequent changes in value, if such changes cause the Fund to have invested less than 80% of total assets in securities of MLPs and Energy Infrastructure Companies, the Fund will be required to make future purchases of securities in a manner so as to come into compliance with this investment policy. The Fund will invest primarily in companies located in North America, but the Fund may invest in companies located anywhere in the world.

The Fund may engage in covered call writing. The Fund currently expects to write call options for the purpose of generating realized gains or reducing the Fund’s ownership of certain securities. The Fund will only write call options on securities that are held in the portfolio (i.e., covered calls). The Fund may borrow to purchase securities, which would have the effect of adding leverage to the portfolio.

The investment process of the Fund’s investment advisor, Westwood Management Corp. (the “Advisor”) is designed to generate returns by investing in a portfolio of publicly traded MLPs and Energy Infrastructure Companies. Returns are typically driven by the distribution yield plus expected annual growth in the cash distributions. The Advisor maintains proprietary business valuation models and analyzes key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging profile, management strength, competitive landscape and other factors. The Advisor employs a “bottom up” research-driven stock selection process with an emphasis on the opportunity set and growth prospects for each target investment. Changes in the laws of the United States, including tax laws and regulations, could result in the inability of the Fund to operate as described in this prospectus and the SAI and could adversely affect the Fund (see “Tax Law Change Risk” below).

The percentage limitations applicable to the portfolio described above apply at the time of investment, and the Fund will not be required to sell securities due to subsequent changes in the value of securities owned. However, although the Fund may not be required to sell securities due to subsequent changes in value, if such changes cause the Fund to have invested less than 80% of total assets in securities of MLPs and Energy Infrastructure Companies, the Fund will be required to make future purchases of securities in a manner so as to come into compliance with this investment policy. The Fund will invest primarily in companies located in North America, but the Fund may invest in companies located anywhere in the world.

Salient Tactical Plus Fund (a series of Salient MF Trust)	Westwood Broadmark Tactical Plus Fund (a series of UMT)	Differences
Investment Objective: The Fund seeks to produce, in any market environment, above-average risk-adjusted returns and less downside volatility than the S&P 500 Index. The Board of Trustees (the “Board”) of Salient MF Trust, a Delaware statutory trust (the “Trust”), which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.	Investment Objective: The Fund seeks to produce, in any market environment, above-average risk-adjusted returns and less downside volatility than the S&P 500 Index. The Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”) can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.	There are no material differences.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of instruments that provide exposure to U.S. and non U.S. equity securities. These instruments generally include futures and options on securities, securities indices and shares of exchange-traded funds (“ETFs”). The Fund may also invest in equity securities (such as common stocks, preferred stocks and shares of investment companies, including ETFs) of U.S. and non U.S. issuers, which may include emerging market issuers, in any industry sector and in all market capitalization ranges, including small capitalization stocks, without limitation.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, including money market instruments, commercial paper and short-term securities issued by U.S. and non U.S. issuers, and in fixed-income instruments of U.S. and non U.S. issuers that are of investment grade and of any maturity. Such fixed-income instruments include corporate bonds, government securities, and bank debt. The Fund may also invest in futures, options, and swaps on fixed-income instruments, credit indices, and interest rates such as futures on government securities and options on interest rate swaps.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of instruments that provide exposure to U.S. and non-U.S. equity securities. These instruments generally include futures and options on securities, securities indices and shares of exchange-traded funds (“ETFs”). The Fund may also invest in equity securities (such as common stocks, preferred stocks and shares of investment companies, including ETFs) of U.S. and non-U.S. issuers, which may include emerging market issuers, in any industry sector and in all market capitalization ranges, including small capitalization stocks, without limitation.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, including money market instruments, commercial paper and short-term securities issued by U.S. and non-U.S. issuers, and in fixed-income instruments of U.S. and non-U.S. issuers that are of investment grade and of any maturity. Such fixed-income instruments include corporate bonds, government securities, and bank debt. The Fund may also invest in futures, options, and swaps on fixed-income instruments, credit indices, and interest rates such as futures on government securities and options on interest rate swaps.

There are no material differences. Notwithstanding, the Sub-Advisor intends to manage and invest the New Fund in a manner substantially similar to the Existing Fund

Salient Tactical Plus Fund (a series of Salient MF Trust)	Westwood Broadmark Tactical Plus Fund (a series of UMT)	Differences

Broadmark Asset Management LLC’s (the “Sub Advisor”) investment approach for managing the Fund’s assets focuses on identifying securities and other instruments that the Sub Advisor believes are undervalued, or overvalued, relative to their intrinsic values, and that offer the greatest risk-adjusted potential for returns. In evaluating whether a particular market, sector or industry is undervalued or overvalued, the Sub Advisor considers a variety of factors, including valuation and monetary conditions, investor sentiment and returns over a calendar year or other time period. The Sub Advisor seeks to invest in futures, options and options on futures on indices, equity securities, and other instruments in sectors and industries or groups of industries that the Sub-Advisor believes are attractive on a relative basis. Consistent with this approach, the Sub Advisor may also sell short options and futures on indices, equity securities and other instruments that it believes are less attractive on a relative basis. The Sub Advisor’s investment approach also involves using strategies designed to create less downside volatility than the HFRX Equity Hedge Index. With respect to the Fund, the Fund’s principal investment strategies include seeking to create less market exposure during equity market downturns. If this strategy is successful, having less equity market exposure during equity downturns, as determined by the Sub Advisor’s investment process, will result in the Fund having less downside volatility than the HFRX Equity Hedge Index.

The Fund may also enter into forward foreign currency exchange contracts. For hedging and non hedging (speculative) purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates. The Fund may write (sell) covered and uncovered put and call options, and may purchase put and call options, on securities, securities indices, shares of ETFs and other instruments. In addition, for purposes of adjusting risk and return of its investment positions, the Fund may purchase or write a combination of options (i.e., simultaneously writing call options and purchasing put options).

Broadmark Asset Management LLC’s (“Broadmark” or the “Sub-Advisor”) investment approach for managing the Fund’s assets focuses on identifying securities and other instruments that the Sub-Advisor believes are undervalued, or overvalued, relative to their intrinsic values, and that offer the greatest risk-adjusted potential for returns. In evaluating whether a particular market, sector or industry is undervalued or overvalued, the Sub-Advisor considers a variety of factors, including valuation and monetary conditions, investor sentiment and returns over a calendar year or other time period. The Sub-Advisor seeks to invest in futures, options and options on futures on indices, equity securities, and other instruments in sectors and industries or groups of industries that the Sub-Advisor believes are attractive on a relative basis. Consistent with this approach, the Sub-Advisor may also sell short options and futures on indices, equity securities and other instruments that it believes are less attractive on a relative basis. The Sub-Advisor’s investment approach also involves using strategies designed to create less downside volatility than the HFRX Equity Hedge Index. With respect to the Fund, the Fund’s principal investment strategies include seeking to create less market exposure during equity market downturns. If this strategy is successful, having less equity market exposure during equity downturns, as determined by the Sub-Advisor’s investment process, will result in the Fund having less downside volatility than the HFRX Equity Hedge Index.

For hedging and non-hedging (speculative) purposes, the Fund may invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates. The Fund may write (sell) covered and uncovered put and call options, and may purchase put and call options, on securities, securities indices, shares of ETFs and other instruments. In addition, for purposes of adjusting risk and return of its investment positions, the Fund may purchase or write a combination of options (i.e., simultaneously writing call options and purchasing put options).

Salient Tactical Plus Fund (a series of Salient MF Trust)	Westwood Broadmark Tactical Plus Fund (a series of UMT)	Differences

In addition to purchasing, or taking “long” positions in equity securities, the Fund may employ both leveraged investment techniques (e.g., investments in futures and options) as well as short positions on target securities, which allow the Fund a net exposure which can range from 200% net long to 100% net short in its portfolio, as measured at the time of investment. For example, if the Fund invests 130% of its net assets in long positions and 30% of its net assets in short positions, the Fund is “100% net long.” When the Fund’s outstanding short positions equal its net assets, the Fund is “100% net short.” The Fund may employ short positions independently of (and without regard to) its existing long positions and such short positions may not offset, or correlate directly to, long positions.

The percentage of the Fund’s assets held in cash and cash equivalents will fluctuate depending on various factors, including the Sub Advisor’s current assessment of markets, valuation and monetary conditions, investor sentiment, risks and other investment factors, the Fund’s current requirements for liquidity, and the Fund’s need to satisfy margin requirements with respect to its use of derivative instruments.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Fund may temporarily invest extensively in cash and cash equivalents for the purpose of protecting the Fund in the event the Sub-Advisor determines that market, economic, political, or other conditions warrant a defensive posture. To the extent that the Fund is in a defensive position, its ability to achieve its investment objective will be limited.

In addition to purchasing, or taking “long” positions in equity securities, the Fund may employ both leveraged investment techniques (e.g., investments in futures and options) as well as short positions on target securities, which allow the Fund a net exposure which can range from 200% net long to 100% net short in its portfolio, as measured at the time of investment. For example, if the Fund invests 130% of its net assets in long positions and 30% of its net assets in short positions, the Fund is “100% net long.” When the Fund’s outstanding short positions equal its net assets, the Fund is “100% net short.” The Fund may employ short positions independently of (and without regard to) its existing long positions and such short positions may not offset, or correlate directly to, long positions.

The percentage of the Fund’s assets held in cash and cash equivalents will fluctuate depending on various factors, including the Sub-Advisor’s current assessment of markets, valuation and monetary conditions, investor sentiment, risks and other investment factors, the Fund’s current requirements for liquidity, and the Fund’s need to satisfy margin requirements with respect to its use of derivative instruments.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Fund may temporarily invest extensively in cash and cash equivalents for the purpose of protecting the Fund in the event the Sub-Advisor determines that market, economic, political, or other conditions warrant a defensive posture. To the extent that the Fund is in a defensive position, its ability to achieve its investment objective will be limited.

3.	Investment Advisory Services and Portfolio Managers

Investment Advisory Services

Westwood Management Corp. (Westwood), a New York corporation formed in 1983, serves as investment advisor to the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund, and other registered investment companies. Westwood’s principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is a wholly owned subsidiary of Westwood Holdings, an institutional asset management company. As of December 31, 2021, Westwood had approximately $10.99 billion of assets under management. Additional information about Westwood can be found in the New Funds’ SAI. Westwood makes investment decisions for the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund and Westwood Salient MLP & Energy Infrastructure Fund and continuously reviews, supervises and administers the investment programs of the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Salient MLP & Energy Infrastructure Fund. Westwood also supervises the activities of the Sub-Advisor, where applicable, and has the authority to engage the services of different sub-advisors with the approval of the Board and each Fund’s shareholders. Westwood is a registered investment advisor.

Salient Advisors, L.P. (Salient Advisors) serves as investment advisor to the Salient Tactical Plus Fund and its corresponding New Fund, the Westwood Broadmark Tactical Plus Fund. Salient Advisors supervises the activities of the Sub-Advisor and has the authority to engage the services of different sub-advisors with the approval of the UMT Board and the Westwood Broadmark Tactical Plus Fund’s shareholders. Salient Advisors is located at 4265 San Felipe, 8th Floor, Houston, Texas, 77027. It is expected that on or about November 18, 2022, in connection with the Reorganizations and Westwood Holdings’ acquisition of certain assets from Salient, Salient Advisors will become a wholly owned subsidiary of Westwood Holdings. As of July 31, 2022, Salient Advisors had approximately $72.66 million of assets under management. Salient Advisors is a registered investment advisor, is registered with the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator and commodity trading advisor, and is a member of the National Futures Association (the “NFA”).

Each Existing Fund pays a management fee, which is computed daily and paid monthly, at the annual rates provided in the table below based upon the average daily net assets of the applicable fund. For its services to the New Funds, the New Funds’ Advisors are entitled to a management fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the applicable fund, as set forth in the tables below.

Existing Fund	Management Fee	New Fund	Management Fee
Salient Global Real Estate Fund	1.00%	Westwood Salient Global Real Estate Fund	0.95%
Salient Select Income Fund	1.00%	Westwood Salient Select Income Fund	0.95%
Salient Tactical Growth Fund	1.15% up to and including $1 billion 1.05% over $1 billion	Westwood Broadmark Tactical Growth Fund	1.10%
Salient MLP & Energy Infrastructure Fund	0.95%	Westwood Salient MLP & Energy Infrastructure Fund	0.90%
Salient Tactical Plus Fund	1.45%	Westwood Broadmark Tactical Plus Fund	1.40%

For the following New Funds: Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Salient MLP & Energy Infrastructure Fund, and Westwood Broadmark Tactical Plus Fund, the New Funds’ Advisors have contractually agreed to reduce its fees and reimburse expenses of the New Funds in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, acquired fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding the amounts listed in the tables below, as a percentage of the average daily net assets of the New Fund. The expense limitation agreements for the New Funds are structured in a slightly different way from the Existing Funds, but the economic result for each New Fund is expected to be similar as that of the corresponding agreements for the corresponding Existing Fund

Fund Name	Class	Expense Limitation	Fund Name	Class	Expense Limitation
Salient Global Real Estate Fund	Class A	1.55%(1)	Westwood Salient Global Real Estate Fund	A Class Shares(a)	1.50%
	Investor Class	1.50%(1)
	Class C	2.10%(1)		C Class Shares(b)	2.05%
	Institutional Class	1.15%(1)		Institutional Shares(c)	1.10%
Salient Select Income Fund	Class A	1.55%(2)	Westwood Salient Select Income Fund	A Class Shares(a)	1.50%
	Investor Class	1.50%(2)
	Class C	2.10%(2)		C Class Shares(b)	2.05%
	Institutional Class	1.15%(2)		Institutional Shares(c)	1.10%
Salient MLP & Energy Infrastructure Fund	Class A	1.55%(1)	Westwood Salient MLP & Energy Infrastructure Fund	A Class Shares(d)	1.50%
	Class C	2.30%(1)		C Class Shares(b)	2.25%
	Class I	1.30%(1)		Institutional Shares(e)	1.25%
	Class R6	None		Ultra Shares(f)	None
Salient Tactical Plus Fund	Class A	1.65%(1)	Westwood Broadmark Tactical Plus Fund	A Class Shares(d)	1.60%
	Class C	2.40%(1)		C Class Shares(b)	2.35%
	Class I	1.40%(1)		Institutional Shares(e)	1.35%
	Class F	1.09%(1)		F Class Shares(g)	1.04%

(1)	This limit excludes certain expenses, such as taxes, brokerage costs, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses.
(2)	This limit excludes certain expenses such as taxes, brokerage costs, acquired fund fees and expenses, and extraordinary expenses.
(a)	Class A shares of the Existing Fund will be exchanged for and renamed A Class Shares of the New Fund and the Investor Class Shares of the Existing Fund will be exchanged for A Class Shares of the New Fund.
(b)	Class C shares of the Existing Fund will be exchanged for and renamed C Class Shares of the New Fund.
(c)	Institutional Class shares of the Existing Fund will be exchange for and renamed Institutional Shares of the New Fund.
(d)	Class A shares of the Existing Fund will be exchanged for and renamed A Class Shares of the New Fund.
(e)	Class I shares of the Existing Fund will be exchanged for and renamed Institutional Shares of the New Fund.
(f)	Class R6 shares of the Existing Fund will be exchanged for and renamed Ultra Shares of the New Fund.
(g)	Class F shares of the Existing Fund will be exchanged for and renamed F Class Shares of the New Fund.

Additionally, Westwood is contractually obligated to waive 0.25% of the Westwood Salient Global Real Estate Fund and Westwood Salient Select Income Fund’s management fee so that until April 30, 2024 these New Funds’ management fee will each be 0.70%.

Sub-Advisor

Broadmark Asset Management, LLC (Broadmark) serves as the sub-advisor to the Salient Tactical Growth Fund, Saliant Tactical Plus Fund, and these Existing Funds’ corresponding New Funds, the Westwood Broadmark Tactical Growth Fund and Westwood Broadmark Tactical Plus Fund, respectively. Broadmark, which registered as an investment advisor with the SEC in 2000, provides investment advisory services on a discretionary basis to separately managed accounts, registered investment companies, asset management firms and pooled investment vehicles intended for sophisticated investors and institutional investors. As of July 31, 2022, Broadmark had assets under management of approximately $1.32 billion. Broadmark is registered with the CFTC as a commodities trading advisor and is a member of the NFA. The Sub-Advisor is an affiliate of Salient Advisors and is expected to become affiliated with Westwood following the Purchase.

The sub-advisory fee rates paid to Broadmark by the Existing Funds’ Advisors are the same as the sub-advisory fee rates paid to Broadmark by the New Fund Advisors. Pursuant to sub-advisory agreements between the Westwood and Salient Advisors and the Sub-Advisor, and subject to the general oversight of the Board, the Sub-Advisor is responsible for, among other things, furnishing the Westwood Broadmark Tactical Growth Fund and Westwood Broadmark Tactical Plus Fund with advice and recommendations with respect to the investment of the Fund’s assets and the purchase and sale of portfolio securities and investments for the Fund. For the Westwood Broadmark Tactical Growth Fund, the Sub-Advisor is entitled to receive from Salient Advisors a sub-advisory fee at an annual rate of 0.60% up to and including $1,000,000,000 of the Fund’s average daily net assets and 0.55% over $1,000,000,000 of the Fund’s average daily net assets. For the Westwood Broadmark Tactical Plus Fund, the Sub-Advisor is entitled to receive from Westwood a sub-advisory fee at an annual rate of 0.725% of the Fund’s average daily net assets. The Westwood Broadmark Tactical Growth Fund and the Westwood Broadmark Tactical Plus Fund are not responsible for paying the Sub-Advisor.

Portfolio Managers

It is expected that each New Fund will be managed by the same portfolio managers that currently manage the applicable Existing Fund. For additional information about the experience and qualifications of each portfolio manager, please refer to the section entitled “Investment Advisor and Portfolio Managers” below.

4.	Distribution Services

Foreside Fund Services, LLC (“Foreside”) is the distributor (also known as the principal underwriter) of the shares of the Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. Shares of the Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund are distributed pursuant to a distribution agreement, between Forward Funds and Forward Securities, LLC (“Forward Securities”), 244 California Street, Suite 200, San Francisco, California 94111. Forward Securities is 100% owned by Salient Management. Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the New Funds’ principal underwriter and will serve as the principal under underwriter and as the exclusive agent for the distribution of the New Funds’ shares. The Distributor may sell the New Funds’ shares to or through qualified securities dealers or other approved entities. There are no material changes expected in the services provided by Foreside and Forward Securities to the Existing Funds and the services to be provided by the Distributor to the New Funds.

5.	Distribution Plan

The Distribution Plan adopted by the New Funds is similar to the plan adopted by the Existing Funds. The New Funds have adopted a distribution plan under Rule 12b-1 of the 1940 Act (the “Distribution Plan”) for A Class Shares and C Class Shares that allows the New Funds to pay distribution and/or service fees for the sale and distribution of New Fund shares, and for services provided to shareholders. Because these fees are paid out of a New Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the Distribution Plan, the maximum annual Rule 12b-1 Fee for A Class Shares of a New Fund is 0.25%. The maximum annual Rule 12b-1 Fee for C Class Shares of the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund and Westwood Broadmark Tactical Growth Fund is 0.75%. The maximum annual Rule 12b-1 Fee for C Class Shares of the Westwood Salient MLP & Energy Infrastructure Fund and Westwood Broadmark Tactical Plus Fund is 1.00%.

6.	Purchase and Redemption Procedures

The Existing Funds and the New Funds have similar purchase and redemption procedures. Purchases and sales (redemptions) of shares of both the Existing Funds and the New Funds are made at the NAV per share next determined after receipt of a purchase or redemption order by the transfer agent.

The following table highlights and compares the purchase, redemption, and distribution procedures, including exchange rights of the Existing Funds and the New Funds (excluding investment minimums, which are highlighted in a separate chart below). A more complete discussion of the New Funds’ purchase and redemption procedures is located in the section “Additional Information about the New Funds.” The Existing Funds’ procedures are more fully discussed in the Existing Funds’ Prospectuses.

	Existing Funds	New Funds	Differences
Purchases and Redemptions

Class A & C Shares of the FF Funds and Class A, C, I and F Shares of the SMF Funds: Initial purchases of shares of the Existing Funds cannot be made directly from the Existing Funds and must be made from a broker, dealer, or other financial intermediary that has established an agreement with the applicable Existing Funds’ distributor. You may make subsequent purchases or sale (redeem) all or part of you shares of the Existing Funds: (i) through a financial intermediary, (ii) directly from the Existing Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809.

Investor Class and Institutional Class of the FF Funds: Shares of the Existing Funds may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Your purchase or sell (redeem) all or part of your Existing Funds’ shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement the Existing Funds’ distributor, (ii) directly from the Existing Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by call 800-999-6809.

Class R6 of the Salient MLP & Energy Infrastructure Fund: Purchases and sales of Class R6 shares may only be made by eligible investors through financial intermediaries, recordkeepers and/or third party administrators. You may redeem shares of the Existing Fund on any business day through your financial intermediary, recordkeeper, and/or third party administrator.

		All Shares: Shares of the New Funds may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange (“NYSE”) is open). If you own shares directly, you may redeem your shares on any day the NYSE is open for business by contacting the Fund directly by mail at Westwood Funds, 4221 N. 203rd Street, Suite 100, Elkhorn, NE 68022 or telephone at 1-877-386-3944. If you own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares.	All investors in the New Funds will be able to purchase shares directly from the New Funds, in addition to purchasing through brokers and other financial institutions. The redemption methods are substantially the same between the Existing Funds and the New Funds, except for the fund contact information.

	Existing Funds	New Funds	Differences
Exchanges/ Conversions

FF Funds: Subject to such limitation as may be imposed by the Forward Funds, you may exchange your shares of any FF Fund for the same class of shares in any other FF Fund, or with a money market fund. You may exchange your Class A and Class C shares for Investor Class or Institutional Class shares of the same Fund. Class A and Class C shares subject to a contingent deferred sales charge (“CDSC”) will be charged the applicable CDSC upon exchange for Institutional Class shares or Investor Class shares. If you purchased Class A shares subject to a sale load, you will not be reimbursed the sales load upon exchange of shares to another class in the same FF Fund. You may exchange your Class C shares for Class A shares, provided that the following conditions are met: (i) the Class C shares must be fully aged and no longer eligible for CDSC, and (ii) no sales charge may be applied to the Class A shares that are being acquired through an exchange from Class C shares.

SMF Funds: Subject to such limitation as may be imposed by the SMF Trust, you may exchange your shares of any SMF Fund for the same class of shares in any other SMF Fund contained in the SMF Trust. If you exchange Class A shares of a SMF Fund for Class A shares of another SMF Fund that is subject to a higher front-end sale load, you will be charged the difference between the two sales loads. If the front-end sale load was waived for your initial purchase of Class A shares, you may be subject to the imposition of a front-end sales load upon exchanging into Class A shares of another SMF Fund. If you purchased Class A shares subject to a sale load, you will not be reimbursed the sales load upon exchange of the shares of another SMF Fund. If your Class A or Class C shares are subject to a CDSC, and you exchange them for Class A or Class C subject to a CDSC, the shares will be subject to the higher applicable CDSC of the two classes. You may exchange your Class A and Class C shares for Class I shares of the same SMF Fund. Class A and Class C shares subject to a CDSC will be charged the applicable CDSC upon exchange for Class I shares. If you purchased Class A shares subject to a sale load, you will not be reimbursed the sales load upon exchange of shares to another class in the same SMF Fund. You may exchange your Class C shares for Class A shares, provided that the following conditions are met: (i) the Class C shares must be fully aged and no longer eligible for CDSC, and (ii) no sales charge may be applied to the Class A shares that are being acquired through an exchange from Class C share.

Class R6: Shares are exchangeable into Class R6 shares of other funds that are part of the SMF Trust and Forward Funds.

A Class Shares, C Class Shares, Institutional Shares and F Class Shares: At no charge, you may exchange between like share classes or different share classes of any of the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund, Westwood Broadmark Tactical Plus Fund, Westwood Quality Value Fund, Westwood SmallCap Growth Fund, Westwood Quality MidCap Fund, Westwood Quality SmallCap Fund, Westwood Quality SMidCap Fund, Westwood Total Return Fund, Westwood Quality AllCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, or Westwood Alternative Income Fund (each a “Westwood Fund”) in UMT, where offered, by writing to or calling the applicable New Fund. Exchanges are subject to eligibility requirements and the fees and expenses of the share class you exchange into, as set forth the applicable prospectus. C Class Shares automatically convert to A Class Shares in the same Fund after 10 years.

Ultra Shares: At no charge, you may exchange between like share classes or different share classes of any of the Westwood Quality Value Fund, Westwood SmallCap Growth Fund, Westwood Quality MidCap Fund, Westwood Quality SmallCap Fund, Westwood Quality SMidCap Fund, Westwood Total Return Fund, Westwood Quality AllCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, or Westwood Alternative Income Fund in UMT, where offered, by writing to or calling the applicable fund. Exchanges are subject to eligibility requirements and the fees and expenses of the share class you exchange into, as set forth the applicable prospectus.

	Existing Funds	New Funds	Differences
In-Kind Redemptions	The Existing Funds intend to redeem shares of each Existing Fund solely in cash up to the lesser of $250,000 or 1.00% of an Existing Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Existing Funds reserve the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by an Existing Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. Additionally the SMF Trust and Forward Funds have adopted procedures that allow them, under certain conditions, to make redemptions in-kind to shareholders who are affiliated persons of an Existing Fund (as defined in Section 2(a)(3) of the 1940 Act).	Under unusual conditions that make the payment of cash unwise and for the protection of a Fund’s remaining shareholders, a Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind.
Dividends and Distributions

The Salient Tactical Growth Fund, Salient MLP & Energy Infrastructure Fund, and Salient Tactical Plus Fund expect to declare and pay income dividends annually, if available.

The Salient Global Real Estate Fund and Salient Select Income Fund expect to declare and pay income dividends quarterly, if available.

Income dividends and net capital gain distributions, if any, are normally declared and paid annually by the Westwood Broadmark Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund, and Westwood Broadmark Tactical Plus Fund in December. The Westwood Salient Global Real Estate Fund and Westwood Salient Select Income Fund expect to distribute substantially all of their net income to shareholders on a quarterly basis and their net capital gains to shareholders at least annually in December.

The following table presented the investment minimums for the Existing Funds and the New Funds. UMT reserves the right to waive investment minimums.

	Existing Funds			New Funds
Minimum Investments (By Share Class)	Initial Investment		Subsequent Investments	Initial Investment	Subsequent Investments
Institutional Shares(1)	$100,000 (Institutional Class Shares) $1,000,000 (Class I shares)		None.	$100,000	None.
A Class Shares(2) Note: Investor Class shares of the Existing Funds will also be exchanged for A Class Shares of the New Funds.	●	$2,000 for accounts enrolled in eDelivery;	$100	$1,000	None.
	●	$2,000 for Coverdell Education Savings accounts;
	●	$500 for Automatic Investment Plan accounts;
	●	$2,500 for all other accounts
C Class Shares(3)	●	$2,000 for accounts enrolled in eDelivery;	$100	$1,000	None.
	●	$2,000 for Coverdell Education Savings accounts;
	●	$500 for Automatic Investment Plan accounts;
	●	$2,500 for all other accounts
F Class Shares(4)	*		None	*	None
Ultra Shares(5)	●	$1,000,000 for all investors other than certain qualified and nonqualified plan investors.	None.	$20,000,000	None.
	●	There is no minimum initial investment requirement for qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment.
	●	There are no minimum investment requirements for subsequent purchases to existing accounts.

(1)	As applicable, Institutional Class shares and Class I shares of the Existing Funds will be exchanged for Institutional Shares of the New Funds.
(2)	As applicable, Class A shares and Investor Class shares of the Existing Funds will be exchanged for A Class Shares of the New Funds. The investment minimum provided in this row represents the investment minimums for A Class Shares and Investor Class Shares of the Existing Funds.
(3)	As applicable, Class C shares of the Existing Funds will be exchanged for C Class Shares of the New Funds.
(4)	As applicable, F Class shares of the Existing Funds will be exchanged for F Class Shares of the New Funds.
(5)	As applicable, Class R6 shares of the Existing Funds will be exchanged for Ultra Shares of the New Funds.
*	F Class Shares are held only by those Salient Tactical Plus Fund/Westwood Broadmark Tactical Plus Fund shareholders who acquired such shares as a result of the reorganization of the Broadmark Tactical Plus Fund with the Salient Tactical Plus Fund.

D.	Federal Tax Consequences of the Proposed Reorganization

As a condition to the closing of the Reorganizations, the Existing Funds and New Funds will have received on the closing date an opinion of Kilpatrick Townsend & Stockton, LLP (“Kilpatrick Townsend”), legal counsel to the New Funds for purposes of the Reorganizations, to the effect that Kilpatrick Townsend believes that the proposed Reorganizations, if carried out as proposed, will each constitute a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is anticipated that: (i) no gain or loss will be recognized by the Existing Funds upon the transfer of assets solely in exchange for shares of the New Funds and its assumption of liabilities, if any, or by shareholders of the Existing Funds upon their receipt of shares of the applicable New Fund; (ii) the tax basis for the shares of a New Fund received by shareholders will be the same as their tax basis for the shares of the corresponding Existing Fund to be surrendered in exchange therefore; and (iii) the holding period of the shares of a New Fund to be received in connection with the Reorganizations will include the period during which the shares of the applicable Existing Fund to be surrendered in exchange therefore were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange.

III.	PRINCIPAL RISK FACTORS

The principal risks of each New Fund and corresponding Existing Fund are described more fully below. The principal risks of each Existing Fund and its corresponding New Fund are similar. Following the Reorganization, each New Fund will be managed in substantially the same manner as the corresponding Existing Fund. It is anticipated that the current portfolio managers for each Existing Fund will continue to manage the respective New Fund. Additional information regarding the principal risks of the New Funds is contained in Appendix E.

As with all mutual funds, there is no guarantee that the New Funds will achieve their investment objectives. You could lose money by investing in the New Funds. A New Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. Many factors influence a mutual fund’s performance. An investment in a New Fund is not intended to constitute a complete investment program and should not be viewed as such. All securities investing and trading activities risk the loss of capital. The principal risks of investing in each New Fund, which could adversely affect its net asset value and total return, are as follows.

Salient Global Real Estate Fund (a series of the Forward Funds)	Westwood Salient Global Real Estate Fund (a series of UMT)	Differences
Equity Securities Risk – The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.	Equity Securities Risk – The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.	No differences.
Real Estate Securities and REITs Risk - The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund’s investment in REITs is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants. Recently issued proposed regulations make available to Fund shareholders, on a pass-through basis, the same tax deduction based on dividends received from REITs that is available to individuals who invest directly in REITs.	Real Estate Securities and REITs Risk - The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund’s investment in REITs is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants. Treasury Regulations make available to Fund shareholders, on a pass-through basis, the same tax deduction for qualified business income based on dividends received from REITs that is available to individuals who invest directly in REITs.	No material differences
Foreign Securities Risk - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:	Foreign Securities Risk - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:	No differences.
●

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

● The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
● Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.	● Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
● Political and economic developments may also adversely impact the value of foreign securities.	● Political and economic developments may also adversely impact the value of foreign securities.

Salient Global Real Estate Fund (a series of the Forward Funds)		Westwood Salient Global Real Estate Fund (a series of UMT)	Differences
●

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

●

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

●	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.	● The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
●

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

●

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

●	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.	● Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
Manager Risk – If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.		Manager Risk – If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.	No differences.

Market Events Risk – Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

		Market Events Risk – Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.	No differences.

Overseas Exchanges Risk – The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

		Overseas Exchanges Risk – The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.	No differences.

Salient Global Real Estate Fund (a series of the Forward Funds)	Westwood Salient Global Real Estate Fund (a series of UMT)	Differences
Borrowing Risk – Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.	Borrowing Risk - Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.	No differences.
Concentration Risk – The Fund concentrates its investments in issuers of the real estate industry to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to market, economic, political, regulatory, and other conditions and risks associated with that industry than a fund that does not concentrate its investments and invests more broadly across industries and sectors.

Concentration Risk – The Fund concentrates its investments in issuers of the real estate industry to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to market, economic, political, regulatory, and other conditions and risks associated with that industry than a fund that does not concentrate its investments and invests more broadly across industries and sectors.

No differences.

Counterparty Risk – In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, a Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

	Counterparty Risk – In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter (“OTC”) market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, a Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.	No differences.

Salient Global Real Estate Fund (a series of the Forward Funds)	Westwood Salient Global Real Estate Fund (a series of UMT)	Differences

Currency Risk – The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Currency Risk - The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

No differences.
Debt Instruments Risk - Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:	N/A

The New Fund removed Debt Instruments Risk from its principal risks since the Existing Fund is currently not investing in debt instruments as a principal investment strategy.

Notwithstanding, Westwood intends to manage and invest the New Fund in a manner substantially similar to the Existing Fund

●

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Salient Global Real Estate Fund (a series of the Forward Funds)		Westwood Salient Global Real Estate Fund (a series of UMT)	Differences
●	Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
●	Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.
●	Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
Depositary Receipts Risk - Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.		Depositary Receipts Risk - Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.	No differences.

Salient Global Real Estate Fund (a series of the Forward Funds)	Westwood Salient Global Real Estate Fund (a series of UMT)	Differences
Derivatives Risk - The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.	N/A

The New Fund removed Derivatives Risk from its principal risks since the Existing Fund is currently not using derivatives as part of its principal investment strategy.

Notwithstanding, Westwood intends to manage and invest the New Fund in a manner substantially similar to the Existing Fund.

Emerging Market and Frontier Market Risk - Emerging market and frontier market securities present greater investment risks than investing in the securities of companies in developed markets. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.	Emerging Market and Frontier Market Risk - Emerging market and frontier market securities present greater investment risks than investing in the securities of companies in developed markets. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.	No differences.

Salient Global Real Estate Fund (a series of the Forward Funds)	Westwood Salient Global Real Estate Fund (a series of UMT)	Differences
Exchange-Traded Funds (“ETFs”) Risk - Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.	Exchange-Traded Funds (“ETFs”) Risk - Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF that the Fund may own. However, the Fund may invest in accordance with Rule 12d1-4 under the 1940 Act, which permits funds to invest in shares of ETFs beyond the limitations otherwise imposed by the 1940 Act, subject to certain conditions. To the extent the Fund relies on Rule 12d1-4 to invest in ETFs, the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act without relying on Rule 12d1-4.	No material differences.
Hedging Risk - The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.	Hedging Risk - The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.	No differences.

Salient Global Real Estate Fund (a series of the Forward Funds)	Westwood Salient Global Real Estate Fund (a series of UMT)	Differences
Leverage Risk - If the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.	N/A.

The New Fund removed Leverage Risk from its principal risks since the Existing Fund is currently not using leverage as part of its principal investment strategy.

Notwithstanding, Westwood intends to manage and invest the New Fund in a manner substantially similar to the Existing Fund.

Liquidity Risk - Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.	Liquidity Risk - Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.	No differences.
Market Risk - Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.	Market Risk - Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.	No differences.

Salient Global Real Estate Fund (a series of the Forward Funds)	Westwood Salient Global Real Estate Fund (a series of UMT)	Differences
Mortgage-Related and Other Asset-Backed Securities Risk - Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.	Mortgage-Related and Other Asset-Backed Securities Risk - Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.	No differences.
Portfolio Turnover Risk - The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.	Portfolio Turnover Risk - The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.	No differences.

Salient Global Real Estate Fund (a series of the Forward Funds)	Westwood Salient Global Real Estate Fund (a series of UMT)	Differences
Restricted and Illiquid Securities Risk - Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.	Restricted and Illiquid Securities Risk - Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.	No differences.
Small and Medium Capitalization Stocks Risk - Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.	Small and Medium Capitalization Stocks Risk - Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.	No differences.

Salient Select Income Fund (a series of Forward Funds)	Westwood Salient Select Income Fund (a series of UMT)	Differences

Real Estate Securities and REITs Risk - The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund’s investment in REITs is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants. Recently issued proposed regulations make available to Fund shareholders, on a pass-through basis, the same tax deduction based on dividends received from REITs that is available to individuals who invest directly in REITs.

Real Estate Securities and REITs Risk - The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund’s investment in REITs is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants. Treasury Regulations make available to Fund shareholders, on a pass-through basis, the same tax deduction for qualified business income based on dividends received from REITs that is available to individuals who invest directly in REITs.

No material differences.

Liquidity Risk - Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

Liquidity Risk - Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

No differences.
Lower-Rated Debt Securities (“Junk Bonds”) Risk - Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate lower-rated securities can involve certain risks.	Lower-Rated Debt Securities (“Junk Bonds”) Risk - Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate lower-rated securities can involve certain risks.	No differences.

Salient Select Income Fund (a series of Forward Funds)	Westwood Salient Select Income Fund (a series of UMT)	Differences

Equity Securities Risk - The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

	Equity Securities Risk - The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.	No differences.
Small and Medium Capitalization Stocks Risk - Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.	Small and Medium Capitalization Stocks Risk - Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.	No differences.
Borrowing Risk - Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.	Borrowing Risk - Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.	No differences.

Concentration Risk – The Fund concentrates its investments in issuers of the real estate industry to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to market, economic, political, regulatory, and other conditions and risks associated with that industry than a fund that does not concentrate its investments and invests more broadly across industries and sectors.

Concentration Risk - The Fund concentrates its investments in issuers of the real estate industry to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to market, economic, political, regulatory, and other conditions and risks associated with that industry than a fund that does not concentrate its investments and invests more broadly across industries and sectors.

No differences.

Salient Select Income Fund (a series of Forward Funds)	Westwood Salient Select Income Fund (a series of UMT)	Differences
Counterparty Risk - In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, a Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.	Counterparty Risk - In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the OTC market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.	No differences.
Debt Instruments Risk - Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:	Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:	No material differences.

Salient Select Income Fund (a series of Forward Funds)		Westwood Salient Select Income Fund (a series of UMT)		Differences
●

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

●

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A, and BBB), Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, and Baa) or S&P® Global Ratings (“S&P”) (AAA, AA, A, and BBB)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

●	Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.	●	Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
●

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

●

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

Salient Select Income Fund (a series of Forward Funds)	Westwood Salient Select Income Fund (a series of UMT)	Differences
● Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.	●

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk - The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Derivatives Risk - The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

No differences.

Salient Select Income Fund (a series of Forward Funds)	Westwood Salient Select Income Fund (a series of UMT)	Differences
Exchange-Traded Funds (“ETFs”) Risk - Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.	Exchange-Traded Funds (“ETFs”) Risk - Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF that the Fund may own. However, the Fund may invest in accordance with Rule 12d1-4 under the 1940 Act, which permits funds to invest in shares of ETFs beyond the limitations otherwise imposed by the 1940 Act, subject to certain conditions. To the extent the Fund relies on Rule 12d1-4 to invest in ETFs, the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act without relying on Rule 12d-1.	No material differences.

Salient Select Income Fund (a series of Forward Funds)	Westwood Salient Select Income Fund (a series of UMT)	Differences
Hedging Risk - The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.	N/A

The New Fund removed Hedging Risk from its principal risks since the Existing Fund is currently not using hedging as part of its principal investment strategy.

Notwithstanding, Westwood intends to manage and invest the New Fund in a manner substantially similar to the Existing Fund.

Leverage Risk - If the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

N/A

The New Fund removed Leverage Risk from its principal risks since the Existing Fund is currently not using leverage as part of its principal investment strategy.

Notwithstanding, Westwood intends to manage and invest the New Fund in a manner substantially similar to the Existing Fund.

Manager Risk - If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.	Manager Risk - If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.	No differences.

Market Events Risk - Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

	Market Events Risk - Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.	No differences.

Salient Select Income Fund (a series of Forward Funds)	Westwood Salient Select Income Fund (a series of UMT)	Differences
Market Risk - Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.	Market Risk - Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.	No differences.

Master Limited Partnerships (“MLPs”) Risk - Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. The Fund and its shareholders are not eligible for a tax deduction based on income received from MLPs that is available to individuals who invest directly in MLPs.

	Master Limited Partnerships (“MLPs”) Risk - Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. The Fund and its shareholders are not eligible for a tax deduction based on income received from MLPs that is available to individuals who invest directly in MLPs.	No differences.

Mortgage-Related and Other Asset-Backed Securities Risk - Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Mortgage-Related and Other Asset-Backed Securities Risk - Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

No differences.

Salient Select Income Fund (a series of Forward Funds)	Westwood Salient Select Income Fund (a series of UMT)	Differences

Restricted and Illiquid Securities Risk - Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

	Restricted and Illiquid Securities Risk - Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.	No differences.
Short Sale Risk - The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable provisions under the Investment Company Act of 1940, as amended (the “1940 Act”).	N/A.

The New Fund removed Short Sale Risk from its principal risks since the Existing Fund is currently not using short positions as part of its principal investment strategy.

Notwithstanding, Westwood intends to manage and invest the New Fund in a manner substantially similar to the Existing Fund.

Salient Tactical Growth Fund (a series of Forward Funds)	Westwood Broadmark Tactical Growth Fund (a series of UMT)	Differences
Manager Risk - If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.	Manager Risk - If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.	No differences.

Model and Data Risk - Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Model and Data Risk - Given the complexity of the investments and strategies of the Fund, the Fund’s investment advisor, Westwood Management Corp. (the “Advisor”) and/or the Sub-Advisor, as appropriate, rely heavily on quantitative models (both proprietary models developed by the Advisor and/or Sub-Advisor, and those supplied by third-party vendors) and information and data supplied by third-party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

No material differences.

Salient Tactical Growth Fund (a series of Forward Funds)	Westwood Broadmark Tactical Growth Fund (a series of UMT)	Differences
Market Events Risk - Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.	Market Events Risk - Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.	No differences.
Market Risk - Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.	Market Risk - Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.	No differences.
Borrowing Risk - Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.	Borrowing Risk - Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.	No differences.

Salient Tactical Growth Fund (a series of Forward Funds)	Westwood Broadmark Tactical Growth Fund (a series of UMT)	Differences
Cash and Cash Equivalents Risk - It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.	Cash and Cash Equivalents Risk - It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.	No differences.
Counterparty Risk - In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, a Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.	Counterparty Risk - In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the OTC market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.	No material differences.
Debt Instruments Risk - Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:	Debt Instruments Risk - Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:	No material differences.

Salient Tactical Growth Fund (a series of Forward Funds)		Westwood Broadmark Tactical Growth Fund (a series of UMT)		Differences
●	Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.	●	Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A, and BBB), Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, and Baa) or S&P® Global Ratings (“S&P”) (AAA, AA, A, and BBB)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.
●	Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.	●	Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
●	Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor (defined below).	●	Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor (defined below).

Salient Tactical Growth Fund (a series of Forward Funds)	Westwood Broadmark Tactical Growth Fund (a series of UMT)	Differences
● Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.	● Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
Derivatives Risk – The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.	Derivatives Risk – The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition, there can be no assurance given that any derivatives strategy will succeed, and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.	No differences.
Emerging Market and Frontier Market Risk – Emerging market and frontier market securities present greater investment risks than investing in the securities of companies in developed markets. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.	Emerging Market and Frontier Market Risk – Emerging market and frontier market securities present greater investment risks than investing in the securities of companies in developed markets. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.	No differences.

Salient Tactical Growth Fund (a series of Forward Funds)	Westwood Broadmark Tactical Growth Fund (a series of UMT)	Differences
Equity Securities Risk – The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.	Equity Securities Risk – The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.	No differences.
Exchange-Traded Funds (“ETFs”) Risk – Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.	Exchange-Traded Funds (“ETFs”) Risk – Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF that the Fund may own. However, the Fund may invest in accordance with Rule 12d1-4 under the 1940 Act, which permits funds to invest in shares of ETFs beyond the limitations otherwise imposed by the 1940 Act, subject to certain conditions. To the extent the Fund relies on Rule 12d1-4 to invest in ETFs, the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act without relying on Rule 12d1-4.	No material differences.

Salient Tactical Growth Fund (a series of Forward Funds)		Westwood Broadmark Tactical Growth Fund (a series of UMT)		Differences
Exchange-Traded Notes (“ETNs”) Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.		Exchange-Traded Notes (“ETNs”) Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.		No differences.
Foreign Securities Risk - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:		Foreign Securities Risk - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:		No differences.
●	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.	●	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
●	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.	●	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
●	Political and economic developments may also adversely impact the value of foreign securities.	●	Political and economic developments may also adversely impact the value of foreign securities.
●	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.	●	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.	●	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
●	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.	●	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
●	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.	●	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Salient Tactical Growth Fund (a series of Forward Funds)	Westwood Broadmark Tactical Growth Fund (a series of UMT)	Differences
Investment in Money Market Mutual Funds Risk - The Fund invests in money market mutual funds. While government money market funds seek to transact at a $1.00 per share stable net asset value, certain other money market funds transact at a fluctuating net asset value, and it is possible to lose money by investing in money market funds. Further, money market funds may impose a fee upon redemption or may temporarily suspend redemptions if the fund’s liquidity falls below a required minimum because of market conditions or other factors. Investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	Investment in Money Market Mutual Funds Risk - The Fund invests in money market mutual funds. While government money market funds seek to transact at a $1.00 per share stable net asset value, certain other money market funds transact at a fluctuating net asset value, and it is possible to lose money by investing in money market funds. Further, money market funds may impose a fee upon redemption or may temporarily suspend redemptions if the fund’s liquidity falls below a required minimum because of market conditions or other factors. Investments in money market funds are not insured or guaranteed by the FDIC or any other government agency.	No differences.
Leverage Risk - If the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.	Leverage Risk - If the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.	No differences.
Liquidity Risk - Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.	Liquidity Risk - Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.	No differences.

Salient Tactical Growth Fund (a series of Forward Funds)	Westwood Broadmark Tactical Growth Fund (a series of UMT)	Differences
Portfolio Turnover Risk - The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.	Portfolio Turnover Risk - The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.	No differences.
Short Sale Risk - The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable provisions under the Investment Company Act of 1940, as amended (the “1940 Act”).	Short Sale Risk - The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable U.S. Securities and Exchange Commission (the “SEC”) provisions under the 1940 Act.	No material differences.
Small and Medium Capitalization Stocks Risk - Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.	Small and Medium Capitalization Stocks Risk -Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.	No differences.
Sub-Advisor Risk - A Fund is subject to management risk because it relies on the sub-advisor’s ability to pursue the fund’s objective. The sub-advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.	Sub-Advisor Risk - The Fund is subject to management risk because it relies on the Sub-Advisor’s ability to pursue the Fund’s objective. The Sub-Advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.	No differences.

Salient Tactical Growth Fund (a series of Forward Funds)	Westwood Broadmark Tactical Growth Fund (a series of UMT)	Differences
Tax Risk - The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.	Tax Risk - The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.	No differences.

Salient MLP & Energy Infrastructure Fund (a series of Salient MF Trust)		Westwood Salient MLP & Energy Infrastructure Fund (a series of UMT)		Differences
Equity Securities Risk - The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Equity Securities Risk - The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

No differences.
Industry Specific Risk - The MLPs and Energy Infrastructure Companies, including Midstream MLPs and Energy Infrastructure Companies, in which the Fund invests, are subject to risks specific to the industry they serve, including the following:		Industry Specific Risk - The MLPs and Energy Infrastructure Companies, including Midstream MLPs and Energy Infrastructure Companies, in which the Fund invests, are subject to risks specific to the industry they serve, including the following:		No material differences.
●	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.	●	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.
●	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP.	●	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP.
●	Slowdowns in new construction and acquisitions can limit growth potential.	●	Slowdowns in new construction and acquisitions can limit growth potential.
●	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.	●	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.
●	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an Energy Infrastructure Company or MLP to make distributions.	●	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an Energy Infrastructure Company or MLP to make distributions.
●	Changes in the regulatory environment could adversely affect the profitability of Energy Infrastructure Companies and MLPs.	●	Changes in the regulatory environment could adversely affect the profitability of Energy Infrastructure Companies and MLPs.
●	Extreme weather or other natural disasters could impact the value of Energy Infrastructure Company and MLP securities.	●	Extreme weather or other natural disasters could impact the value of Energy Infrastructure Company and MLP securities.
●	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.	●	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.
●	Threats of attack by terrorists on energy assets could impact the market for Energy Infrastructure and MLP securities.	●	Threats of attack by terrorists on energy assets could impact the market for Energy Infrastructure and MLP securities.
●	Global events, including particularly in the Middle East and including government stability specifically, could have significant adverse effects on the U.S. economy, and financial and commodities markets.	●	Global events, including particularly in Russia, Ukraine, Western Europe and the Middle East and including government stability specifically, could have significant adverse effects on the U.S. economy, and financial and commodities markets.

Salient MLP & Energy Infrastructure Fund (a series of Salient MF Trust)	Westwood Salient MLP & Energy Infrastructure Fund (a series of UMT)	Differences
Liquidity Risk - Although common units of MLPs trade on the exchanges, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.	Liquidity Risk - Although common units of MLPs trade on the exchanges, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.	No differences.
Market Risk - Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Market Risk - Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

No differences.
Master Limited Partnerships (“MLPs”) Risk - Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. The Fund and its shareholders are not eligible for a tax deduction based on income received from MLPs that is available to individuals who invest directly in MLPs.	Master Limited Partnerships (“MLPs”) Risk - Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. The Fund and its shareholders are not eligible for a tax deduction based on income received from MLPs that is available to individuals who invest directly in MLPs.	No differences.

Salient MLP & Energy Infrastructure Fund (a series of Salient MF Trust)	Westwood Salient MLP & Energy Infrastructure Fund (a series of UMT)	Differences
Renewable Energy Companies Risk - Renewable energy companies may be more volatile than companies operating in more established industries. Renewable energy companies are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of renewable energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain renewable energy assets. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. The above factors could also impact the ability of renewable energy companies to pay dividends comparable to those paid by other Energy Infrastructure Companies. Certain valuation methods used to value renewable energy companies have not been in widespread use for a significant period of time and may further increase the volatility of certain renewable energy company share prices.	Renewable Energy Companies Risk - Renewable energy companies may be more volatile than companies operating in more established industries. Renewable energy companies are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of renewable energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain renewable energy assets. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. The above factors could also impact the ability of renewable energy companies to pay dividends comparable to those paid by other Energy Infrastructure Companies. Certain valuation methods used to value renewable energy companies have not been in widespread use for a significant period of time and may further increase the volatility of certain renewable energy company share prices.	No differences.
Borrowing Risk - Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.	Borrowing Risk - Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.	No differences.

Salient MLP & Energy Infrastructure Fund (a series of Salient MF Trust)	Westwood Salient MLP & Energy Infrastructure Fund (a series of UMT)	Differences
Concentration Risk - The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to market, economic, political, regulatory, and other conditions and risks associated with that industry than a fund that does not concentrate its investments and invests more broadly across industries and sectors.	Concentration Risk - The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to market, economic, political, regulatory, and other conditions and risks associated with that industry than a fund that does not concentrate its investments and invests more broadly across industries and sectors.	No differences.
Counterparty Risk - In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over the counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.	Counterparty Risk - In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the OTC market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.	No material differences.
Debt Instruments Risk - Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:	Debt Instruments Risk - Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:	No material differences.

Salient MLP & Energy Infrastructure Fund (a series of Salient MF Trust)		Westwood Salient MLP & Energy Infrastructure Fund (a series of UMT)		Differences
●	Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.	●	Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A, and BBB), Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, and Baa) or S&P® Global Ratings (“S&P”) (AAA, AA, A, and BBB)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.
●	Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.	●	Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
●	Interest Rate Risk. The yields for certain securities (including for equity securities of MLPs and certain Midstream Energy Infrastructure Companies) are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.	●	Interest Rate Risk. The yields for certain securities (including for equity securities of MLPs and certain Midstream Energy Infrastructure Companies) are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

Salient MLP & Energy Infrastructure Fund (a series of Salient MF Trust)	Westwood Salient MLP & Energy Infrastructure Fund (a series of UMT)	Differences
● Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.	● Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
Derivatives Risk - The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.	Derivatives Risk - The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. The Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.	No differences.

Salient MLP & Energy Infrastructure Fund (a series of Salient MF Trust)	Westwood Salient MLP & Energy Infrastructure Fund (a series of UMT)	Differences
Leverage Risk - If the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.	Leverage Risk - If the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.	No differences.
Manager Risk - If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.	Manager Risk - If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.	No differences.
Market Events Risk - Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.	Market Events Risk - Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.	No differences.

Salient MLP & Energy Infrastructure Fund (a series of Salient MF Trust)	Westwood Salient MLP & Energy Infrastructure Fund (a series of UMT)	Differences
Model and Data Risk - Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.	Model and Data Risk - Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third-party vendors) and information and data supplied by third-party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.	No differences.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.	When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third-party vendors.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.	All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.
Non-Diversification Risk - The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.	Non-Diversification Risk - The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.	No differences.
Portfolio Turnover Risk - The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.	Portfolio Turnover Risk - The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.	No differences.

Salient MLP & Energy Infrastructure Fund (a series of Salient MF Trust)	Westwood Salient MLP & Energy Infrastructure Fund (a series of UMT)	Differences
Small and Medium Capitalization Stocks Risk - Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.	Small and Medium Capitalization Stocks Risk - Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.	No differences.
Tax Risk - The Fund’s ability to meet its objective will depend, in part, on the level of taxable income and distributions received from the equity securities in which the Fund invests. If an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate and the amount of cash available for distribution would be reduced and distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain).	Tax Risk - The Fund’s ability to meet its objective will depend, in part, on the level of taxable income and distributions received from the equity securities in which the Fund invests. If an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate and the amount of cash available for distribution would be reduced and distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain).	No material differences.
MLPs restructuring their debts as a result of a decline in oil prices and a decline in value of energy-related properties could result in the receipt of cancellation of debt income by MLP partners, including the Fund. The receipt of this taxable income by the Fund will result in increased investment company taxable income required to be distributed by the Fund, without corresponding cash distributions from the MLPs. The Fund might need to sell assets that it might not otherwise wish to sell in order to pay the required distributions. In addition, the Fund faces the risk that it could fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and the risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect any or all of the Fund, the MLPs and other portfolio companies in which the Fund invests. Effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Tax Cuts and Jobs Act of 2017 generally allows individuals and certain other noncorporate entities, such as partnerships, a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the law does not include any provision for a RIC to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder in the Fund will not. The federal, state, local and foreign tax consequences of an investment in Fund shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.	MLPs restructuring their debts as a result of a decline in oil prices and a decline in value of energy-related properties could result in the receipt of cancellation of debt income by MLP partners, including the Fund. The receipt of this taxable income by the Fund will result in increased investment company taxable income required to be distributed by the Fund, without corresponding cash distributions from the MLPs. The Fund might need to sell assets that it might not otherwise wish to sell in order to pay the required distributions. In addition, the Fund faces the risk that it could fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and the risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect any or all of the Fund, the MLPs and other portfolio companies in which the Fund invests. Effective for taxable years beginning after December 31, 2017, and before January 1, 2026, the Tax Cuts and Jobs Act of 2017 generally allows individuals and certain other non-corporate entities, such as partnerships, a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the law does not include any provision for a RIC to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder in the Fund will not. The federal, state, local and foreign tax consequences of an investment in Fund shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Salient MLP & Energy Infrastructure Fund (a series of Salient MF Trust)	Westwood Salient MLP & Energy Infrastructure Fund (a series of UMT)	Differences
Tax Law Change Risk - Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the MLPs and Energy Infrastructure Companies in which the Fund invests. Any such changes could negatively impact the Fund’s common shareholders. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s common shareholders.	Tax Law Change Risk - Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the MLPs and Energy Infrastructure Companies in which the Fund invests. Any such changes could negatively impact the Fund’s common shareholders. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s common shareholders.	No differences.
Volatility Risk - The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.	Volatility Risk - The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.	No differences.

Salient Tactical Plus Fund (a series of Salient MF Trust)	Westwood Broadmark Tactical Plus Fund (a series of UMT)	Differences
Manager Risk - If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.	Manager Risk - If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.	No differences.
Market Events Risk - Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Market Events Risk - Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

No differences.
Market Risk - Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.	Market Risk - Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.	No differences.

Salient Tactical Plus Fund (a series of Salient MF Trust)	Westwood Broadmark Tactical Plus Fund (a series of UMT)	Differences
Model and Data Risk - Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.	Model and Data Risk - Given the complexity of the investments and strategies of the Fund, the Advisor and/or the Sub-Advisor, as appropriate, rely heavily on quantitative models (both proprietary models developed by the Advisor and/or Sub-Advisor, and those supplied by third-party vendors) and information and data supplied by third-party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.	No material differences.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.	When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third-party vendors.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.	All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.
Cash and Cash Equivalents Risk - It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.	Cash and Cash Equivalents Risk - It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.	No differences.
Counterparty Risk - In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over the counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.	Counterparty Risk - In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the OTC market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.	No differences.

Salient Tactical Plus Fund (a series of Salient MF Trust)	Westwood Broadmark Tactical Plus Fund (a series of UMT)	Differences
Currency Risk - The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.	Currency Risk - The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.	No differences.
Debt Instruments Risk - Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:	Debt Instruments Risk - Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:	No material differences.
● Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.	● Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A, and BBB), Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, and Baa) or S&P® Global Ratings (“S&P”) (AAA, AA, A, and BBB)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Salient Tactical Plus Fund (a series of Salient MF Trust)		Westwood Broadmark Tactical Plus Fund (a series of UMT)		Differences
●	Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.	●	Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
●	Interest Rate Risk. The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.	●	Interest Rate Risk. The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.
●	Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.	●	Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
Derivatives Risk - The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.		Derivatives Risk - The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition, there can be no assurance given that any derivatives strategy will succeed, and the Fund may lose money as a result of its use of derivative instruments.		No differences.

Salient Tactical Plus Fund (a series of Salient MF Trust)	Westwood Broadmark Tactical Plus Fund (a series of UMT)	Differences
Emerging Market and Frontier Market Risk - Emerging market and frontier market securities present greater investment risks than investing in the securities of companies in developed markets. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.	Emerging Market and Frontier Market Risk - Emerging market and frontier market securities present greater investment risks than investing in the securities of companies in developed markets. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.	No differences.
Equity Securities Risk - The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.	Equity Securities Risk - The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.	No differences.
Exchange-Traded Funds (“ETFs”) Risk - Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.	Exchange-Traded Funds (“ETFs”) Risk - Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF that the Fund may own. However, the Fund may invest in accordance with Rule 12d1-4 under the 1940 Act, which permits funds to invest in shares of ETFs beyond the limitations otherwise imposed by the 1940 Act, subject to certain conditions. To the extent the Fund relies on Rule 12d1-4 to invest in ETFs, the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act without relying on Rule 12d1-4.	No material differences.

Salient Tactical Plus Fund (a series of Salient MF Trust)		Westwood Broadmark Tactical Plus Fund (a series of UMT)		Differences
Foreign Securities Risk - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:		Foreign Securities Risk - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:		No differences.
●	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.	●	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
●	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.	●	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
●	Political and economic developments may also adversely impact the value of foreign securities.	●	Political and economic developments may also adversely impact the value of foreign securities.
●	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.	●	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
●	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.	●	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
●	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.	●	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
●	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.	●	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
Hedging Risk - The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.		Hedging Risk - The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.		No differences.
Investment in Money Market Mutual Funds Risk - The Fund invests in money market mutual funds. While government money market funds seek to transact at a $1.00 per share stable net asset value, certain other money market funds transact at a fluctuating net asset value, and it is possible to lose money by investing in money market funds. Further, money market funds may impose a fee upon redemption or may temporarily suspend redemptions if the fund’s liquidity falls below a required minimum because of market conditions or other factors. Investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.		Investment in Money Market Mutual Funds Risk - The Fund invests in money market mutual funds. While government money market funds seek to transact at a $1.00 per share stable net asset value, certain other money market funds transact at a fluctuating net asset value, and it is possible to lose money by investing in money market funds. Further, money market funds may impose a fee upon redemption or may temporarily suspend redemptions if the fund’s liquidity falls below a required minimum because of market conditions or other factors. Investments in money market funds are not insured or guaranteed by the FDIC or any other government agency.		No differences.

Salient Tactical Plus Fund (a series of Salient MF Trust)	Westwood Broadmark Tactical Plus Fund (a series of UMT)	Differences
Leverage Risk - If the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.	Leverage Risk - If the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.	No differences.
Liquidity Risk - Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.	Liquidity Risk - Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.	No differences.
Overseas Exchanges Risk - The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.	Overseas Exchanges Risk - The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.	No differences.

Salient Tactical Plus Fund (a series of Salient MF Trust)	Westwood Broadmark Tactical Plus Fund (a series of UMT)	Differences
Portfolio Turnover Risk - The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.	Portfolio Turnover Risk - The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.	No differences.
Short Sale Risk - The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable provisions under the Investment Company Act of 1940, as amended (the “1940 Act”).	Short Sale Risk - The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable U.S. Securities and Exchange Commission (the “SEC”) provisions under the 1940 Act.	No material differences.
Small and Medium Capitalization Stocks Risk - Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.	Small and Medium Capitalization Stocks Risk - Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.	No differences.
Sub-Advisor Risk - A Fund is subject to management risk because it relies on the sub advisor’s ability to pursue the fund’s objective. The sub advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.	Sub-Advisor Risk - A Fund is subject to management risk because it relies on the Sub-Advisor’s ability to pursue the fund’s objective. The Sub-Advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.	No differences.
Swap Agreements Risk - Swap agreements involve the risk that the party with whom a fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.	Swap Agreements Risk - Swap agreements involve the risk that the party with whom a fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.	No differences.

Salient Tactical Plus Fund (a series of Salient MF Trust)	Westwood Broadmark Tactical Plus Fund (a series of UMT)	Differences
Tax Risk - The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of the Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.	Tax Risk - The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of the Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.	No differences.
U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.	U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.	No differences.
Volatility Risk - The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.	Volatility Risk - The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.	No differences.

IV.	COMPARISON FEE TABLES AND EXAMPLES

If the Reorganizations are approved by shareholders, you, as a shareholder of the New Funds, will pay the fees assessed by the applicable New Fund after the Reorganization takes place. The contractual management fee rates paid by the New Funds for services provided by the New Fund Advisors are anticipated to be lower than those paid to the Existing Funds’ Advisors by the corresponding Existing Funds. Additionally, Westwood and Salient Advisors have agreed to enter into expense limitation agreements with certain New Funds through April 30, 2024 that will cap investment management fees and other expenses at a lower level than the corresponding Existing Funds. As a result of these fee and expense cap reductions along with the realization of certain other operational efficiencies through contracts with other service providers at UMT, the shareholders of each Existing Fund are not expected to experience an increase in fees and expenses with respect to their investment in the corresponding New Fund. A comparison of fees and expenses for the Existing Funds and New Funds are provided below.

Fees and Expenses

Westwood Salient Global Real Estate Fund

The tables below describe the fees and expenses that you pay if you buy, hold and sell shares of the Existing Fund (Salient Global Real Estate Fund) and the pro forma fees and expenses that you will pay if you buy, hold and sell shares of the New Fund after giving effect to the Reorganization. You may be required to pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on A Class Shares of the New Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the New Fund. You may qualify for sales charge discounts on Class A shares of the Existing Fund if you and your family invest, or agree to invest in the future, at least $25,000 in one or more of the Existing Funds. This amount may vary depending on the Existing Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing, Selling and Exchanging Shares” section of the New Fund’s prospectus and “Additional Services and Programs” section of the New Fund’s statement of additional information (“SAI”) with respect to the New Fund, and in the “Purchasing Shares” section of the Existing Fund’s prospectus and “Additional Services and Programs” section of the Existing Fund’s SAI with respect to the Existing Fund.

	Existing Fund				New Fund
Shareholder Fees (Fees Paid Directly From Your Investment)
	Class A	Class C	Investor Class*	Institutional Class	Institutional Shares	A Class Shares	C Class Shares
Maximum Sales Charge (load) on purchases (as a percentage of offering price)	5.75%	None	None	None	None	3.00%	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)^	None	1.00%(1)	None	None	None	None(2)	1.00%(3)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	0.75%	0.25%	N/A	N/A	0.25%	0.75%
Other Expenses(4)(5)	1.24%	1.30%	1.20%	1.09%
Administrative Services Plan Fees					0.05%	0.20%	0.25%
Other Operating Expenses					0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses	2.49%	3.05%	2.45%	2.09%	1.48%	1.88%	2.43%
Fee Waiver and/or Expense Reimbursements	(0.94)%(6)	(0.95)%(6)	(0.95)%(6)	(0.94)%(6)	(0.38)%	(0.38)%	(0.38)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.55%	2.10%	1.50%	1.15%	1.10%	1.50%	2.05%

*	Investor Class shares of the Existing Fund will be exchanged for A Class Shares of the New Fund, however, as described in the “Sales Charges” section below, the front-end sales charge will be waived on Investor Class shares of the Existing Fund exchanged for A Class Shares in connection with the Reorganization.
(1)	Class C shares of the Existing Fund may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if shares of the Existing Fund are held less than 1 year.
(2)	A Class Shares purchases of the New Fund of $250,000 or more may be subject to a 1.00% CDSC if redeemed within 18 months of purchase.
(3)	C Class Shares of the New Fund may be subject to a 1.00% CDSC if shares of the New Fund are redeemed within 12 months of purchase.
(4)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(5)	The Existing Fund does not itemize “Other Expenses.” “Other Expenses” include expenses related specifically to each class, such as shareholder services fees.
(6)	The Existing Fund’s investment advisor, Salient Management, is contractually obligated to waive 0.25% of the Existing Fund’s management fee so that until April 30, 2023 the Existing Fund’s management fee will be 0.75%. Additionally, the Existing Fund’s investment advisor is contractually obligated until April 30, 2023 to limit the Existing Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class C, Investor Class, and Institutional Class shares to an annual rate (as a percentage of the Existing Fund’s average daily net assets) of 1.55%, 2.10%, 1.50%, and 1.15% respectively. Each of the management fee waiver and the expense limitation arrangement may not be terminated by the Existing Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees of Forward Funds. Under the expense limitation agreement, the Existing Fund’s investment advisor is permitted to recoup expenses attributable to the Existing Fund or a Class thereof that the investment advisor has borne (whether through a further reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Existing Fund is not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement or at the date of the recoupment.
(7)	The New Fund’s investment advisor, Westwood, is contractually obligated to waive 0.25% of the New Fund’s management fee so that until April 30, 2024 the New Fund’s management fee will be 0.70%. Additionally, Westwood has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the New Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.10% of the New Fund’s Institutional Shares’ average daily net assets, 1.50% of the New Fund’s A Class Shares’ average daily net assets, and 2.05% of the New Fund’s C Class Shares’ average daily net assets, until April 30, 2024. In addition, Westwood may receive from the New Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This fee waiver and expense reimbursement agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by Westwood, upon ninety (90) days’ prior written notice to UMT, effective as of the close of business on April 30, 2024. This fee waiver and expense reimbursement agreement will terminate automatically if the New Fund’s investment advisory agreement with Westwood is terminated.
^	The title of this item for the Existing Fund is “Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds).”

Westwood Salient Select Income Fund

The tables below describes the fees and expenses you may pay if you buy, hold, and sell shares of the Existing Fund (Salient Select Income Fund) and the pro forma fees and expenses that you will pay if you buy, hold and sell shares of the New Fund after giving effect to the Reorganization. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Examples below. You may qualify for sales charge discounts on A Class Shares of the New Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the New Fund. You may qualify for sales charge discounts on Class A shares of the Existing Fund if you and your family invest, or agree to invest in the future, at least $25,000 in one or more of the Existing Funds. This amount may vary depending on the Existing Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing, Selling and Exchanging Shares” section of the New Fund’s prospectus and “Additional Services and Programs” section of the New Fund’s SAI with respect to the New Fund, and in the “Purchasing Shares” section of the Existing Fund’s prospectus and “Additional Services and Programs” section of the Existing Fund’s SAI.

	Existing Fund				New Fund
Shareholder Fees (Fees Paid Directly From Your Investment)
	Class A	Class C	Investor Class*	Institutional Class	Institutional Shares	A Class Shares	C Class Shares
Maximum Sales Charge (load) on purchases (as a percentage of offering price)	5.75%	None	None	None	None	3.00%	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)^	None	1.00%(1)	None	None	None	None(2)	1.00%(3)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	0.75%	0.25%	N/A	N/A	0.25%	0.75%
Other Expenses(4)(5)	0.63%	0.69%	0.58%	0.48%
Administrative Services Plan Fees					0.05%	0.20%	0.25%
Other Operating Expenses					0.12%	0.12%	0.12%
Interest Expense on Borrowing	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.93%	2.49%	1.88%	1.53%	1.17%	1.57%	2.12%
Fee Waiver and/or Expense Reimbursements	(0.38)%(6)	(0.39)%(6)	(0.38)%(6)	(0.38)%(6)	(0.25)%(7)	(0.25)%(7)	(0.25)%(7)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.55%	2.10%	1.50%	1.15%	0.92%	1.32%	1.87%

*	Investor Class shares of the Existing Fund will be exchanged for A Class Shares of the New Fund, however, as described in the “Sales Charges” section below, the front-end sales charge will be waived on Investor Class shares of the Existing Fund exchanged for A Class Shares in connection with the Reorganization.
(1)	Class C shares of the Existing Fund may be subject to a 1.00% CDSC if shares of the Existing Fund are held less than 1 year.
(2)	A Class Shares purchases of the New Fund of $250,000 or more may be subject to a 1.00% CDSC if redeemed within 18 months of purchase.

(3)	C Class Shares of the New Fund may be subject to a 1.00% CDSC if shares of the New Fund are redeemed within 12 months of purchase.
(4)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(5)	The Existing Fund does not itemize “Other Expenses.” “Other Expenses” include expenses related specifically to each class, such as shareholder services fees
(6)	The Existing Fund’s investment advisor, Salient Management, is contractually obligated to waive 0.25% of the Existing Fund’s management fee so that until April 30, 2023 the Existing Fund’s management fee will be 0.75%. Additionally, the Existing Fund’s investment advisor is contractually obligated until April 30, 2023 to limit the Existing Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class C, Investor Class, and Institutional Class shares to an annual rate (as a percentage of the Existing Fund’s average daily net assets) of 1.55%, 2.10%, 1.50%, and 1.15% respectively. Each of the management fee waiver and the expense limitation arrangement may not be terminated by the Existing Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees of Forward Funds. Under the expense limitation agreement, the Existing Fund’s investment advisor is permitted to recoup expenses attributable to the Existing Fund or a Class thereof that the investment advisor has borne (whether through a further reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Existing Fund is not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement or at the date of the recoupment.
(7)	The New Fund’s investment advisor, Westwood, is contractually obligated to waive 0.25% of the New Fund’s management fee so that until April 30, 2024 the New Fund’s management fee will be 0.70%. Additionally, Westwood has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the New Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.10% of the New Fund’s Institutional Shares’ average daily net assets, 1.50% of the New Fund’s A Class Shares’ average daily net assets, and 2.05% of the New Fund’s C Class Shares’ average daily net assets, until April 30, 2024. In addition, Westwood may receive from the New Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This fee waiver and expense reimbursement agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by Westwood, upon ninety (90) days’ prior written notice to UMT, effective as of the close of business on April 30, 2024. This fee waiver and expense reimbursement agreement will terminate automatically if the New Fund’s investment advisory agreement with Westwood is terminated.
^	The title of this item for the Existing Fund is “Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds).”

Westwood Broadmark Tactical Growth Fund

The tables below describes the fees and expenses you may pay if you buy, hold, and sell shares of the Existing Fund (Salient Tactical Growth Fund) and the pro forma fees and expenses that you will pay if you buy, hold and sell shares of the New Fund after giving effect to the Reorganization. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Examples below. You may qualify for sales charge discounts on A Class Shares of the New Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the New Fund. You may qualify for sales charge discounts on Class A shares of the Existing Fund if you and your family invest, or agree to invest in the future, at least $25,000 in one or more of the Existing Funds. This amount may vary depending on the Existing Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing, Selling and Exchanging Shares” section of the New Fund’s prospectus and “Additional Services and Programs” section of the New Fund’s SAI with respect to the New Fund, and in the “Purchasing Shares” section of the Existing Fund’s prospectus and “Additional Services and Programs” section of the Existing Fund’s SAI.

	Existing Fund				New Fund
Shareholder Fees (Fees Paid Directly From Your Investment)
	Class A	Class C	Investor Class*	Institutional Class	Institutional Shares	A Class Shares	C Class Shares
Maximum Sales Charge (load) on purchases (as a percentage of offering price)	5.75%	None	None	None	None	3.00%	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)^	None	1.00%(1)	None	None	None	None(2)	1.00%(3)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.15%	1.15%	1.15%	1.15%	1.10%	1.10%	1.10%
Distribution (12b-1) Fees	0.25%	0.75%	0.25%	None	None	0.25%	0.75%
Other Expenses(4)(5)	0.55%	0.60%	0.51%	0.39%
Administrative Services Plan Fees					0.05%	0.20%	0.25%
Other Operating Expenses					0.09%	0.09%	0.09%
Acquired Fund Fees and Expenses	0.06%(6)	0.06%(6)	0.06%(6)	0.06%(6)	0.06%(7)	0.06%(7)	0.06%(7)
Total Annual Fund Operating Expenses	2.01%	2.56%	1.97%	1.60%	1.30%	1.70%	2.25%

*	Investor Class shares of the Existing Fund will be exchanged for A Class Shares of the New Fund, however, as described in the “Sales Charges” section below, the front-end sales charge will be waived on Investor Class shares of the Existing Fund exchanged for A Class Shares in connection with the Reorganization.
(1)	Class C shares of the Existing Fund may be subject to a 1.00% CDSC if shares of the Existing Fund are held less than 1 year.
(2)	A Class Shares purchases of the New Fund of $250,000 or more may be subject to a 1.00% CDSC if redeemed within 18 months of purchase.
(3)	C Class Shares of the New Fund may be subject to a 1.00% CDSC if shares of the New Fund are redeemed within 12 months of purchase.
(4)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(5)	The Existing Fund does not itemize “Other Expenses.” “Other Expenses” include expenses related specifically to each class, such as shareholder services fees
(6)	Acquired Fund Fees and Expenses of the Existing Fund are based on actual amounts for the prior fiscal year.
(7)	Acquired Fund Fees and Expenses of the New Fund are based on estimated amounts for the current fiscal year.
^	The title of this item for the Existing Fund is “Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds).”

Westwood Salient MLP & Energy Infrastructure Fund – Institutional Shares, A Class Shares, C Class Shares

The tables below describes the fees and expenses you may pay if you buy, hold, and sell shares of the Existing Fund (Salient MLP & Energy Infrastructure Fund) and the pro forma fees and expenses that you will pay if you buy, hold and sell shares of the New Fund after giving effect to the Reorganization. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Examples below. You may qualify for sales charge discounts on A Class Shares of the New Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the New Fund. You may qualify for sales charge discounts on Class A shares of the Existing Fund if you and your family invest, or agree to invest in the future, at least $50,000 in one or more of the Existing Funds. This amount may vary depending on the Existing Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing, Selling and Exchanging Shares” section of the New Fund’s prospectus and “Additional Services and Programs” section of the New Fund’s SAI with respect to the New Fund, and in the “Purchasing Shares” section of the Existing Fund’s prospectus and “Additional Services and Programs” section of the Existing Fund’s SAI.

	Existing Fund			New Fund
Shareholder Fees (Fees Paid Directly From Your Investment)
	Class A	Class C	Class I	Institutional Shares	A Class Shares	C Class Shares
Maximum Front-End Sales Charge (load) on Purchases (as a percentage of purchase price)	5.50%	None	None	None	3.00%	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)^	1.00(1)	1.00%(1)	None	None	None(2)	1.00%(3)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None	0.25%	1.00%
Other Expenses(4)(5)	0.28%	0.30%	0.30%
Administrative Services Plan Fees				0.10%	0.10%	0.10%
Other Operating Expenses				0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	1.48%	2.25%	1.25%	1.07%	1.32%	2.07%

(1)	Class A shares of the Existing Fund are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that were not subject to a front-end sales charge, but for which a commission or finder’s fee was paid, may be subject to a CDSC of 1.00% if such Class A shares are sold within twelve months of purchase. In addition, while Class C shares of the Existing Fund are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within twelve months of purchase.
(2)	A Class Shares purchases of the New Fund of $250,000 or more may be subject to a 1.00% CDSC if redeemed within 18 months of purchase.
(3)	C Class Shares of the New fund may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.
(4)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(5)	The Existing Fund does not itemize “Other Expenses.” “Other Expenses” of the Existing Fund include expenses related specifically to each class, such as administrative services fees.
^	The title of this item for the Existing Fund is “Maximum Deferred Sales Charge (load) (as a percentage of the purchase or sale price, whichever is less).”

Westwood Salient MLP & Energy Infrastructure Fund – Ultra Shares

The tables below describe the fees and expenses you may pay if you buy, hold, and sell shares of the Existing Fund (Salient MLP & Energy Infrastructure Fund) and the pro forma fees and expenses that you will pay if you buy, hold and sell shares of the New Fund after giving effect to the Reorganization. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shares of the New Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)

As an investor in Ultra Shares of the New Fund, you do not pay any sales load. As an investor in Class R6 shares of the Existing Fund, you do not pay any sales load.

	Existing Fund	New Fund
Annual Fund Operating Expenses (Expenses that You May Pay Each Year as a Percentage of the Value of Your Investment)
	Class R6*	Ultra Shares
Management Fees	0.95%	0.90%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses(1)	0.23%	0.07%
Total Annual Fund Operating Expenses	1.18%	0.97%

*	Class R6 shares of the Existing Fund will be exchanged for Ultra Shares of the New Fund.
(1)	“Other Expenses” are based on estimated amounts for the current fiscal year

Westwood Broadmark Tactical Plus Fund

The tables below describes the fees and expenses you may pay if you buy, hold, and sell shares of the Existing Fund (Salient Tactical Plus Fund) and the pro forma fees and expenses that you will pay if you buy, hold and sell shares of the New Fund after giving effect to the Reorganization. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Examples below. You may qualify for sales charge discounts on A Class Shares of the New Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the New Fund. You may qualify for sales charge discounts on Class A shares of the Existing Fund if you and your family invest, or agree to invest in the future, at least $50,000 in one or more of the Existing Funds. This amount may vary depending on the Existing Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing, Selling and Exchanging Shares” section of the New Fund’s prospectus and “Additional Services and Programs” section of the New Fund’s SAI with respect to the New Fund, and in the “Purchasing Shares” section of the Existing Fund’s prospectus and “Additional Services and Programs” section of the Existing Fund’s SAI.

	Existing Fund				New Fund
Shareholder Fees (Fees Paid Directly From Your Investment)
	Class A	Class C	Class I	Class F	Institutional Shares	A Class Shares	C Class Shares	F Class Shares
Maximum Front-End Sales Charge (load) on Purchases (as a percentage of purchase price)	5.50%	None	None	None	None	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the purchase or sale price, whichever is less)	1.00(1)	1.00%(1)	None	None	None	None(2)	1.00%(3)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.45%	1.45%	1.45%	1.45%	1.40%	1.40%	1.40%	1.40%
Distribution (12b-1) Fees~	0.25%	1.00%	None	None	None	0.25%	1.00%	None
Other Expenses(4)(5)	0.48%	0.49%	0.49%	0.49%
Administrative Services Plan Fees					0.10%	0.10%	0.10%	0.10%
Other Operating Expenses					0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.12%(6)	0.12%(6)	0.12%(6)	0.12%(6)	0.12%(7)	0.12%(7)	0.12%(7)	0.12%(7)
Total Annual Fund Operating Expenses	2.30%	3.06%	2.06%	2.06%	1.87%	2.12%	2.87%	1.87%
Fee Waiver and/or Expense Reimbursement	(0.53)%(8)	(0.54)%(8)	(0.54)%(8)	(0.85)%(8)	(0.40)%(9)	(0.40)%(9)	(0.40)%(9)	(0.71)%(9)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.77%	2.52%	1.52%	1.21%	1.47%	1.72%	2.47%	1.16%

(1)	Class A shares of the Existing Fund are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that are not subject to a front-end sales charge, but for which a commission or finder’s fee is paid, may be subject to a CDSC of 1.00% if such Class A shares are sold within twelve months of purchase. In addition, while Class C shares of the Existing Fund are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within twelve months of purchase.
(2)	A Class Shares purchases of the New Fund of $250,000 or more may be subject to a 1.00% CDSC if redeemed within 18 months of purchase.
(3)	C Class Shares of the New Fund may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.
(4)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(5)	The Existing Fund does not itemize “Other Expenses.” “Other Expenses” include expenses related specifically to each class, such as administrative services fee, transfer agent fees, state registration fees and certain printing fees.
(6)	Acquired fund fees and expenses are incurred indirectly by the Existing Fund as a result of its investing in securities issued by one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets (which ratio does not include acquired fund fees and expenses) found within the “Financial Highlights” section of the Existing Fund’s prospectus.
(7)	Acquired fund fees and expenses of the New Fund are based on estimated amounts for the current fiscal year.
(8)	Under an expense limitation agreement, Salient Advisors has contractually agreed to waive all or a portion of its management fees and reimburse or pay operating expenses of the Existing Fund to the extent necessary to maintain the Existing Fund’s total operating expenses at 1.65% for Class A, 2.40% for Class C, 1.40% for Class I, and 1.09% for Class F shares, excluding certain expenses, such as taxes, brokerage costs, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets. The expense limitation agreement for Class A, Class C, Class F, and Class I shares expires on April 30, 2023, unless renewed by agreement of the Existing Fund and Salient Advisors based upon a determination doing so would be appropriate under the prevailing circumstances. The expense limitation agreement may not be terminated by the Existing Fund’s investment advisor prior to April 30, 2023 and may only be modified or terminated by a majority vote of the Independent Trustees. Salient Advisors is permitted to recover expenses attributable to the Existing Fund or a class thereof that Salient Advisors has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Existing Fund will not reimburse such expenses beyond three years from the end of such year in which Salient Advisors waived a fee or reimbursed an expense. Any such recovery by Salient Advisors will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.
(9)	The New Fund’s investment advisor, Salient Advisors, has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the New Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.35% of the New Fund’s Institutional Shares’ average daily net assets, 1.60% of the New Fund’s A Class Shares, 2.35% of the New Fund’s C Class Shares, and 1.04% of the New Fund’s F Class Shares, until April 30, 2024. In addition, Salient Advisors may receive from the New Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This fee waiver and expense reimbursement agreement may be terminated: (i) by the UMT Board, for any reason at any time; or (ii) by Salient Advisors, upon ninety (90) days’ prior written notice to UMT, effective as of the close of business on April 30, 2024. This fee waiver and expense reimbursement agreement will terminate automatically if the New Fund’s investment advisory agreement with Salient Advisors is terminated.
~	The title of this item for the Existing Fund is “Distribution and/or Service (12b 1) Fees.”

Examples

The following Examples are intended to help you compare the cost of investing in the Existing Funds and New Funds (each a “Fund”) with the cost of investing in other mutual funds.

The Examples assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and for the Salient Global Real Estate Fund, Salient Select Income Fund, Salient MLP & Energy Infrastructure Fund, Salient Tactical Plus Fund, Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Salient MLP & Energy Infrastructure Fund, and Westwood Broadmark Tactical Plus Fund, that the contractual fee waiver/reimbursement is in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

A Class Shares	1 Year	3 Years	5 Years	10 Years
Salient Global Real Estate Fund (Class A) – Redemption	$728	$1,145	$1,683	$3,152
Salient Global Real Estate Fund (Class A) – No Redemption	$728	$1,145	$1,683	$3,152
Salient Global Real Estate Fund (Investor Class) – Redemption	$153	$573	$1,120	$2,615
Salient Global Real Estate Fund (Investor Class) – No Redemption	$153	$573	$1,120	$2,615
Westwood Salient Global Real Estate Fund – Redemption	$448	$800	$1,215	$2,373
Westwood Salient Global Real Estate Fund – No Redemption	$448	$800	$1,215	$2,373
Salient Select Income Fund (Class A) - Redemption	$724	$1,074	$1,486	$2,633
Salient Select Income Fund (Class A) – No Redemption	$724	$1,074	$1,486	$2,633
Salient Select Income Fund (Investor Class) - Redemption	$153	$514	$941	$2,130
Salient Select Income Fund (Investor Class) – No Redemption	$153	$514	$941	$2,130
Westwood Salient Select Income Fund – Redemption	$430	$732	$1,082	$2,069
Westwood Salient Select Income Fund – No Redemption	$430	$732	$1,082	$2,069
Salient Tactical Growth Fund (Class A) - Redemption	$767	$1,169	$1,596	$2,778
Salient Tactical Growth Fund (Class A) – No Redemption	$767	$1,169	$1,596	$2,778
Salient Tactical Growth Fund (Investor Class) - Redemption	$200	$618	$1,062	$2,296
Salient Tactical Growth Fund (Investor Class) – No Redemption	$200	$618	$1,062	$2,296
Westwood Broadmark Tactical Growth Fund - Redemption	$468	$820	$1,195	$2,248
Westwood Broadmark Tactical Growth Fund – No Redemption	$468	$820	$1,195	$2,248
Salient MLP & Energy Infrastructure Fund (Class A) - Redemption	$792	$992	$1,313	$2,221
Salient MLP & Energy Infrastructure Fund (Class A) – No Redemption	$692	$992	$1,313	$2,221
Westwood Salient MLP & Energy Infrastructure Fund - Redemption	$430	$706	$1,002	$1,843
Westwood Salient MLP & Energy Infrastructure Fund – No Redemption	$430	$706	$1,002	$1,843
Salient Tactical Plus Fund (Class A) - Redemption	$820	$1,129	$1,615	$2,950
Salient Tactical Plus Fund (Class A) – No Redemption	$720	$1,129	$1,615	$2,950
Westwood Broadmark Tactical Plus Fund - Redemption	$470	$867	$1,332	$2,615
Westwood Broadmark Tactical Plus Fund – No Redemption	$470	$867	$1,332	$2,615

C Class Shares	1 Year	3 Years	5 Years	10 Years
Salient Global Real Estate Fund (Class C) - Redemption	$313	$754	$1,420	$3,199
Salient Global Real Estate Fund (Class C) – No redemption	$213	$754	$1,420	$3,199
Westwood Salient Global Real Estate Fund - Redemption	$308	$683	$1,225	$2,707
Westwood Salient Global Real Estate Fund – No redemption	$208	$683	$1,225	$2,707
Salient Select Income Fund (Class C) - Redemption	$313	$698	$1,250	$2,756
Salient Select Income Fund (Class C) – No Redemption	$213	$698	$1,250	$2,756
Westwood Salient Select Income Fund – Redemption	$290	$615	$1,092	$2,411
Westwood Salient Select Income Fund – No Redemption	$190	$615	$1,092	$2,411
Salient Tactical Growth Fund (Class C) - Redemption	$359	$796	$1,360	$2,895
Salient Tactical Growth Fund (Class C) – No Redemption	$259	$796	$1,360	$2,895
Westwood Broadmark Tactical Growth Fund - Redemption	$328	$703	$1,205	$2,585
Westwood Broadmark Tactical Growth Fund – No Redemption	$228	$703	$1,205	$2,585
Salient MLP & Energy Infrastructure Fund (Class C) - Redemption	$328	$703	$1,205	$2,585
Salient MLP & Energy Infrastructure Fund (Class C) – No Redemption	$228	$703	$1,205	$2,585
Westwood Salient MLP & Energy Infrastructure Fund - Redemption	$310	$649	$1,114	$2,400
Westwood Salient MLP & Energy Infrastructure Fund – No Redemption	$210	$649	$1,114	$2,400
Salient Tactical Plus Fund (Class C) - Redemption	$355	$839	$1,503	$3,280
Salient Tactical Plus Fund (Class C) – No Redemption	$255	$839	$1,503	$3,280
Westwood Broadmark Tactical Plus Fund - Redemption	$350	$811	$1,441	$3,136
Westwood Broadmark Tactical Plus Fund – No Redemption	$250	$811	$1,441	$3,136

Institutional Shares	1 Year	3 Years	5 Years	10 Years
Salient Global Real Estate Fund (Institutional Class) - Redemption	$117	$465	$938	$2,247
Salient Global Real Estate Fund (Institutional Class) – No redemption	$117	$465	$938	$2,247
Westwood Salient Global Real Estate Fund - Redemption	$112	$391	$734	$1,701
Westwood Salient Global Real Estate Fund – No redemption	$112	$391	$734	$1,701
Salient Select Income Fund (Institutional Class) - Redemption	$117	$406	$758	$1,751
Salient Select Income Fund (Institutional Class) – No Redemption	$117	$406	$758	$1,751
Westwood Salient Select Income Fund – Redemption	$94	$321	$594	$1,375
Westwood Salient Select Income Fund – No Redemption	$94	$321	$594	$1,375
Salient Tactical Growth Fund (Institutional Class) - Redemption	$163	$505	$871	$1,900
Salient Tactical Growth Fund (Institutional Class) – No Redemption	$163	$505	$871	$1,900
Westwood Broadmark Tactical Growth Fund - Redemption	$132	$412	$713	$1,568
Westwood Broadmark Tactical Growth Fund – No Redemption	$132	$412	$713	$1,568
Salient MLP & Energy Infrastructure Fund (Class I) - Redemption	$127	$397	$686	$1,511
Salient MLP & Energy Infrastructure Fund (Class I) – No Redemption	$127	$397	$686	$1,511
Westwood Salient MLP & Energy Infrastructure Fund - Redemption	$109	$340	$590	$1,306
Westwood Salient MLP & Energy Infrastructure Fund – No Redemption	$109	$340	$590	$1,306
Salient Tactical Plus Fund (Class I) - Redemption	$155	$537	$1,002	$2,290
Salient Tactical Plus Fund (Class I) – No Redemption	$155	$537	$1,002	$2,290
Westwood Broadmark Tactical Plus Fund - Redemption	$150	$508	$935	$2,123
Westwood Broadmark Tactical Plus Fund – No Redemption	$150	$508	$935	$2,123

F Class Shares	1 Year	3 Years	5 Years	10 Years
Salient Tactical Plus Fund (Class F) - Redemption	$123	$474	$941	$2,232
Salient Tactical Plus Fund (Class F) – No Redemption	$123	$474	$941	$2,232
Westwood Broadmark Tactical Plus Fund - Redemption	$118	$446	$875	$2,071
Westwood Broadmark Tactical Plus Fund – No Redemption	$118	$446	$875	$2,071

Ultra Shares	1 Year	3 Years	5 Years	10 Years
Salient MLP & Energy Infrastructure Fund (Class R6)	$120	$375	$649	$1,432
Westwood Salient MLP & Energy Infrastructure Fund	$99	$309	$536	$1,190

V.	ADDITIONAL INFORMATION ABOUT THE EXISTING FUNDS AND THE NEW FUNDS

A.	Performance

If a Reorganization is approved by shareholders of an Existing Fund, the New Fund will adopt the performance history of the corresponding Existing Fund. Each New Fund and its corresponding Existing Fund will use the same benchmark indices, as described below.

Existing Funds

For a discussion on the performance information of the Existing Funds, see the prospectuses of the Existing Funds, dated May 1, 2022.

New Funds

Westwood Salient Global Real Estate Fund

It is expected that the New Fund will be the successor to the Existing Fund through a Reorganization with the Existing Fund on or about November 18, 2022, subject to the approval of the Existing Fund’s shareholders. The New Fund will not commence operations prior to the Reorganization. The bar chart and table below provide an indication of the risks of an investment in the New Fund by showing changes in the performance of the Existing Fund. In connection with the Reorganization, Institutional Class, Class A and Class C shares of the Existing Fund will be exchanged for and renamed Institutional Shares, A Class Shares and C Class Shares of the New Fund, respectively. In addition, Investor Class shares of the Existing Fund will be exchanged for A Class Shares of the New Fund. The bar chart shows how the Existing Fund’s performance has varied from year to year. The table shows the Existing Fund’s average annual returns (before and after taxes) compared with those of the FTSE EPRA/NAREIT Developed Index, the benchmark index selected for the New Fund, as well as the MSCI World Index. Additional information about all indices is included in the “Description of Market Indices” appendix to the New Fund’s prospectus. The performance of any index does not reflect deductions for fees, expenses or taxes. If the investment advisor to the Existing Fund had not agreed to waive or reimburse certain Existing Fund expenses during the period shown, if applicable, the Existing Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the New Fund will perform in the future. Updated information on the New Fund’s performance is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The Existing Fund began operations as the Kensington International Real Estate Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington International Real Estate Fund was reorganized as the Existing Fund, a new series of Forward Funds. In connection with that reorganization, the Existing Fund changed its investment advisor to Salient Management. Effective August 21, 2018, the Salient International Real Estate Fund changed its name to the Existing Fund. Effective as of August 22, 2018, the Salient Tactical Real Estate Fund was reorganized into the Existing Fund. Following the Reorganization, the Existing Fund will be reorganized as the New Fund.

The following bar chart shows the performance of the Existing Fund’s Institutional Class shares. The returns for the Existing Fund’s Class A and Class C shares will be lower than the Institutional Class shares’ returns shown in the bar chart because the expenses of the classes differ. All returns reflect reinvestment of all dividend and capital gain distributions.

Calendar Year Total Returns—Institutional Class shares

Best Quarter – March 31, 2012		25.52%
Worst Quarter – March 31, 2020	–	30.84%

Average Annual Total Returns for Periods Ended December 31, 2021

For the period ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Westwood Salient Global Real Estate Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes	22.09%	7.78%	7.96%	3.52%
Return After Taxes on Distributions	20.97%	6.22%	5.89%	1.37%
Return After Taxes on Distributions and Sale of Fund Shares	13.22%	5.42%	5.45%	1.79%
Westwood Salient Global Real Estate Fund – Class A (Inception: 4/28/06)
Return Before Taxes	14.58%	6.09%	6.90%	2.78%
Westwood Salient Global Real Estate Fund – Class C (Inception: 4/28/06)
Return Before Taxes	19.95%	6.73%	6.92%	2.51%
FTSE EPRA/NAREIT Developed Index	26.09%	7.81%	8.64%	4.88%
MSCI World Index	22.35%	15.64%	13.32%	8.30%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Institutional Shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. All returns reflect reinvestment of all dividend and capital gain distributions.

Westwood Salient Select Income Fund

It is expected that the New Fund will be the successor to the Existing Fund through a Reorganization with the New Fund on or about November 18, 2022, subject to the approval of the Existing Fund’s shareholders. The New Fund will not commence operations prior to the Reorganization. The bar chart and table below provide an indication of the risks of an investment in the New Fund by showing changes in the performance of the Existing Fund. In connection with the Reorganization, Institutional Class, Class A and Class C shares of the Existing Fund will be exchanged for and renamed Institutional Shares, A Class Shares and C Class Shares of the New Fund, respectively. In addition, Investor Class shares of the Existing Fund will be exchanged for A Class Shares of the New Fund. The bar chart shows how the Existing Fund’s performance has varied from year to year. The table shows the Existing Fund’s average annual returns (before and after taxes) compared with those of the ICE BofAML Fixed Rate Preferred Securities Index, the benchmark index selected for the New Fund. Additional information about all indices is included in the “Description of Market Indices” appendix to the New Fund’s prospectus. The performance of any index does not reflect deductions for fees, expenses or taxes. If the investment advisor to the Existing Fund had not agreed to waive or reimburse certain Existing Fund expenses during the period shown, if applicable, the Existing Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the New Fund will perform in the future. Updated information on the New Fund’s performance is available on the New Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The Existing Fund began operations as the Kensington Select Income Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Select Income Fund was reorganized as the Salient Select Income Fund. In connection with that reorganization, the Existing Fund changed its investment advisor to Forward Management, LLC d/b/a Salient. Following the Reorganization, the Existing Fund will be reorganized as the Fund.

The bar chart shows the performance of the Existing Fund’s Institutional Class shares. The returns for the Existing Fund’s Class A and Class C shares will be lower than the Institutional Class shares’ returns shown in the bar chart because the expenses of the classes differ. All returns reflect reinvestment of all dividend and capital gain distributions.

Calendar Year Total Returns—Institutional Class shares

Best Quarter – June 30, 2020		20.09%
Worst Quarter – March 31, 2020	–	31.56%

Average Annual Total Returns

For the period ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Westwood Salient Select Income Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes	15.44%	4.41%	7.51%	5.78%
Return After Taxes on Distributions	14.57%	2.86%	5.21%	3.31%
Return After Taxes on Distributions and Sale of Fund Shares	9.22%	2.82%	5.05%	3.48%
ICE BofAML Fixed Rate Preferred Securities Index	2.24%	6.37%	6.59%	4.31%
Westwood Salient Select Income Fund – Class A (Inception: 3/30/01)
Return Before Taxes	8.39%	2.78%	6.45%	7.54%
ICE BofAML Fixed Rate Preferred Securities Index	2.24%	6.37%	6.59%	4.65%
Westwood Salient Select Income Fund – Class C (Inception: 3/30/01)
Return Before Taxes	13.35%	3.39%	6.46%	7.11%
ICE BofAML Fixed Rate Preferred Securities Index	2.24%	6.37%	6.59%	4.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Institutional Class shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. All returns reflect reinvestment of all dividend and capital gain distributions.

Westwood Broadmark Tactical Growth Fund

It is expected that the New Fund will be the successor to the Existing Fund through a Reorganization with the Fund on or about November 18, 2022, subject to the approval of the Existing Fund’s shareholders. The New Fund will not commence operations prior to the Reorganization. The bar chart and table below provide an indication of the risks of an investment in the New Fund by showing changes in the performance of the Existing Fund. In connection with the Reorganization, Institutional Class, Class A and Class C shares of the Existing Fund will be exchanged for and renamed Institutional Shares, A Class Shares and C Class Shares of the New Fund, respectively. In addition, Investor Class shares of the Existing Fund will be exchanged for A Class Shares of the New Fund. The bar chart shows how the Existing Fund’s performance has varied from year to year. The table shows the Existing Fund’s average annual returns (before and after taxes) compared with those of the HFRX Equity Hedge Index, the benchmark index selected for the New Fund, as well as the S&P 500 Index. Additional information about all indices is included in the “Description of Market Indices” appendix to the New Fund’s prospectus. The performance of any index does not reflect deductions for fees, expenses or taxes. Past performance, including before- and after-tax returns, is not necessarily an indication of how the New Fund will perform in the future. Updated information on the New Fund’s performance is available on the New Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The bar chart shows the performance of the Existing Fund’s Institutional Class shares. The returns for Existing Fund’s Class A and Class C shares will be lower than the Institutional Class shares’ returns shown in the bar chart because the expenses of the classes differ. All returns reflect reinvestment of all dividend and capital gain distributions.

Calendar Year Total Returns—Institutional Class shares

Best Quarter – March 31, 2012		7.51%
Worst Quarter – December 31, 2018	–	6.87%

Average Annual Total Returns

For the period ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception
Westwood Broadmark Tactical Growth Fund – Institutional Class (Inception: 9/14/09)
Return Before Taxes	8.02%	6.49%	5.69%	4.62%
Return After Taxes on Distributions	6.62%	4.85%	4.35%	3.53%
Return After Taxes on Distributions and Sale of Fund Shares	4.90%	4.39%	4.02%	3.27%
HFRX Equity Hedge Index	12.14%	5.29%	4.10%	2.38%
S&P 500 Index	28.71%	18.47%	16.55%	15.38%
Westwood Broadmark Tactical Growth Fund – Class A (Inception: 3/12/10)
Return Before Taxes	1.40%	4.78%	4.58%	3.37%
HFRX Equity Hedge Index	12.14%	5.29%	4.10%	2.35%
S&P 500 Index	28.71%	18.47%	16.55%	15.08%
Westwood Broadmark Tactical Growth Fund – Class C (Inception: 9/14/09)
Return Before Taxes	6.01%	5.45%	4.67%	3.62%
HFRX Equity Hedge Index	12.14%	5.29%	4.10%	2.38%
S&P 500 Index	28.71%	18.47%	16.55%	15.38%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Institutional Class shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. All returns reflect reinvestment of all dividend and capital gain distributions.

Westwood Salient MLP & Energy Infrastructure Fund

The following information applies to the Institutional Shares, A Class Shares and C Class Shares:

It is expected that the New Fund will be the successor to the Existing Fund through a Reorganization with the New Fund on or about November 18, 2022, subject to the approval of the Existing Fund’s shareholders. The New Fund will not commence operations prior to the Reorganization. The bar chart and table below provide an indication of the risks of an investment in the New Fund by showing changes in the performance of the Existing Fund. In connection with the Reorganization, Class I, Class A and Class C shares of the Existing Fund will be exchanged for and renamed Institutional Shares, A Class Shares and C Class Shares of the New Fund, respectively. The bar chart shows how the Existing Fund’s performance has varied from year to year. The table shows the Existing Fund’s average annual returns (before and after taxes) compared with those of the Alerian Midstream Energy Select Index, the benchmark index selected for the New Fund. Additional information about all indices is included in the “Description of Market Indices” appendix to the New Fund’s prospectus. The performance of any index does not reflect deductions for fees, expenses or taxes. If the investment advisor to the Existing Fund had not agreed to waive or reimburse certain Existing Fund expenses during the period shown, if applicable, the Existing Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the New Fund will perform in the future. Updated information on the New Fund’s performance is available on the New Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The bar chart below shows the Existing Fund’s annual returns for Class I Shares. The returns for Class A and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ. All returns reflect reinvestment of all dividend and capital gain distributions.

Calendar Year Total Returns- Class I

Best Quarter - June 30, 2020		29.12%
Worst Quarter - March 31, 2020	–	42.31%

Average Annual Total Returns

For the period ended December 31, 2021

	1 Year	5 Year	Since Inception
Westwood Salient MLP & Energy Infrastructure Fund - Class I (Inception: 9/19/12)
Return Before Taxes	24.11%	-1.84%	0.69%
Return After Taxes on Distributions	24.11%	-2.04%	0.74%
Return After Taxes on Distributions and Sale of Fund Shares	14.45%	-1.41%	0.91%
Alerian Midstream Energy Select Index (reflects no deduction for fees, expenses or taxes)(1)	40.75%	1.81%	N/A
Westwood Salient MLP & Energy Infrastructure Fund - Class A (Inception: 12/20/12)
Return Before Taxes	16.97%	-3.15%	-0.38%
Westwood Salient MLP & Energy Infrastructure Fund - Class C (Inception: 1/7/13)
Return Before Taxes	21.91%	-2.81%	-0.86%

(1)	Since inception return information is not shown for the index because the index’s inception date differs from the inception date of the Fund’s Class I shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their New Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges.

The following information applies to the Ultra Shares:

It is expected that the New Fund will be the successor to the Existing Fund through a Reorganization with the New Fund on or about November 18, 2022, subject to the approval of the Existing Fund’s shareholders. The New Fund will not commence operations prior to the Reorganization. The bar chart and table below provide an indication of the risks of an investment in the New Fund by showing changes in the performance of the Class R6 shares of the Existing Fund. In connection with the Reorganization, Class R6 shares of the Existing Fund will be exchanged for and renamed Ultra Shares of the New Fund. The bar chart shows how the Existing Fund’s performance has varied from year to year. The table shows the Existing Fund’s average annual returns (before and after taxes) compared with those of the Alerian Midstream Energy Select Index, the benchmark index selected for the New Fund. Additional information about all indices is included in the “Description of Market Indices” appendix to the New Fund’s Prospectus. The performance of any index does not reflect deductions for fees, expenses or taxes. Past performance, including before- and after- tax returns, is not necessarily an indication of how the New Fund will perform in the future. Updated information on the New Fund’s performance is available on the New Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

The bar chart below shows the Existing Fund’s annual returns for Class R6 shares. All returns reflect reinvestment of all dividend and capital gain distributions.

Calendar Year Total Returns Salient MLP & Energy Infrastructure Fund-Class R6

Best Quarter - June 30, 2020		29.13%
Worst Quarter - March 31, 2020	-	42.30%

Average Annual Total Returns

For the period ended December 31, 2021

	1 Year	5-Year	Since Inception
Salient MLP & Energy Infrastructure Fund - Class R6 (Inception: 1/4/16)
Return Before Taxes	24.41%	-1.73%	0.76%
Return After Taxes on Distributions	24.41%	-1.94%	0.80%
Return After Taxes on Distributions and Sale of Fund Shares	14.45%	-1.34%	0.96%
Alerian Midstream Energy Select Index (reflects no deduction for fees, expenses or taxes)	40.75%	-1.81%	0.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their New Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table includes all applicable fees and sales charges.

Westwood Broadmark Tactical Plus Fund

It is expected that the New Fund will be the successor to the Existing Fund through a Reorganization with the New Fund on or about November 18, 2022, subject to the approval of the Existing Fund’s shareholders. The New Fund will not commence operations prior to the Reorganization. The bar chart and table below provide an indication of the risks of an investment in the New Fund by showing changes in the performance of the Existing Fund. In connection with the Reorganization, Class I, Class A, Class C and Class F shares of the Existing Fund will be exchanged for and renamed Institutional Shares, A Class Shares, C Class Shares and F Class Shares of the New Fund, respectively. The bar chart shows how the Existing Fund’s performance has varied from year to year. The table shows the Existing Fund’s average annual returns (before and after taxes) compared with those of the HFRX Equity Hedge Index, the benchmark index selected for the New Fund, as well as the S&P 500 Index. Additional information about all indices is included in the “Description of Market Indices” appendix to the New Fund’s prospectus. The performance of any index does not reflect deductions for fees, expenses or taxes. If the Existing Fund’s investment advisor had not agreed to waive or reimburse certain Existing Fund expenses during this period, if applicable, the Existing Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the New Fund will perform in the future. Updated information on the New Fund’s performance is available on the New Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

On December 12, 2014, an earlier iteration of the New Fund, named the Broadmark Tactical Plus Fund (the “Old Broadmark Tactical Plus Fund”) was reorganized into the Existing Fund on December 12, 2014 (the “Broadmark Reorganization”). In the Broadmark Reorganization, the Old Broadmark Tactical Plus Fund contributed its assets to the Existing Fund, and Investor Class and Institutional Class shares of the Old Broadmark Tactical Plus Fund were exchanged for Class F shares of the Existing Fund. Following the Broadmark Reorganization, the Existing Fund’s investment objective, strategies and policies were in all material respects equivalent to those of the Old Broadmark Tactical Plus Fund. The New Fund’s investment objective and strategies are in all material respects equivalent to those of the Existing Fund.

The information below is based on the performance information of the Existing Fund and the combined fund resulting from the Broadmark Reorganization, and that of the Old Broadmark Tactical Plus Fund prior to the Broadmark Reorganization (adjusted as necessary to reflect the fees applicable to each of the Existing Fund’s classes of shares, respectively). Beginning December 12, 2014, performance reflects the performance of the Existing Fund and the actual fees and expenses of each of its share classes. The returns of Class A shares and Class C shares are lower than those of Class I shares due to the lower fees and expenses associated with Class I shares, and the returns of Class F shares are higher than those of Class I shares due to the higher fees and expenses associated with Class I shares.

The bar chart shows the performance of the Existing Fund’s Class I shares. The returns for Class A, Class C, and Class F shares will be lower than the Class I shares’ returns shown in the bar chart because the expenses of the classes differ. All returns reflect reinvestment of all dividend and capital gain distributions.

Calendar Year Total Returns- Class I

Best Quarter - December 31, 2016		8.13%
Worst Quarter - March 31, 2015	–	4.30%

Average Annual Total Returns

For the period ended December 31, 2021

	1 Year	5 Year	Since Inception
Westwood Broadmark Tactical Plus Fund - Class I (Inception: 12/31/12)
Return Before Taxes	6.18%	6.31%	6.25%
Return After Taxes on Distributions	6.18%	4.96%	4.12%
Return After Taxes on Distributions and Sale of Fund Shares	3.66%	4.60%	3.88%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	12.14%	5.29%	4.02%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.61%
Westwood Broadmark Tactical Plus Fund - Class A (Inception: 12/31/12)
Return Before Taxes	0.00%	4.85%	5.35%
Westwood Broadmark Tactical Plus Fund - Class C (Inception: 12/31/12)
Return Before Taxes	4.01%	5.23%	5.20%
Westwood Broadmark Tactical Plus Fund - Class F (Inception: 12/31/12)
Return Before Taxes	6.48%	6.64%	6.59%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax-returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges.

B.	Portfolio Turnover

Existing Funds

For a discussion on portfolio turnover for the Existing Funds, see the prospectuses of the Existing Funds, dated May 1, 2022.

New Funds

Each New Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when New Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the examples, affect a New Fund’s performance. Please see “Comparison Fee Tables and Examples” in the Combined Proxy Statement/Prospectus. Because the New Funds are newly organized, no portfolio turnover data is available. The portfolio turnover rate for the Existing Funds for the fiscal year ended December 31, 2021 is as follows:

Existing Fund	Portfolio Turnover
Salient Global Real Estate Fund	49%
Salient Select Income Fund	82%
Salient Tactical Growth Fund	201%
Salient MLP & Energy Infrastructure Fund	248%
Salient Tactical Plus Fund	62%

C.	Investment Advisor and Portfolio Managers

Existing Funds

For a discussion on the investment advisors and portfolio managers for the Existing Funds, see the prospectuses of the Existing Funds, dated May 1, 2022.

New Funds

Westwood Management Corp. (Westwood), a New York corporation formed in 1983, serves as investment advisor to the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund, and other registered investment companies. Westwood’s principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is a wholly owned subsidiary of Westwood Holdings, an institutional asset management company. As of December 31, 2021, Westwood had approximately $10.99 billion of assets under management. Additional information about Westwood can be found in the New Funds’ SAI. Westwood makes investment decisions for the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund and Westwood Salient MLP & Energy Infrastructure Fund and continuously reviews, supervises and administers the investment programs of the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Salient MLP & Energy Infrastructure Fund. Westwood also supervises the activities of the Sub-Advisor, where applicable, and has the authority to engage the services of different sub-advisors with the approval of the UMT Board and each New Fund’s shareholders. Westwood is a registered investment advisor.

Salient Advisors, L.P. (Salient Advisors) serves as investment advisor to the Westwood Broadmark Tactical Plus Fund. Salient Advisors supervises the activities of the Sub-Advisor and has the authority to engage the services of different sub-advisors with the approval of the Board and the New Fund’s shareholders. Salient Advisors is located at 4265 San Felipe, 8th Floor, Houston, Texas, 77027. It is expected that on or about November 18, 2022, in connection with the Reorganizations and Westwood Holdings’ acquisition of certain assets from Salient, Salient Advisors will become a wholly owned subsidiary of Westwood Holdings. As of July 31, 2022, Salient Advisors had approximately $72.66 million of assets under management. Salient Advisors is a registered investment advisor, is registered with the CFTC as a commodity pool operator and commodity trading advisor, and is a member of the NFA.

Each New Fund Advisor has the authority to manage the New Funds in accordance with the investment objectives, policies, and restrictions of the New Funds, subject to general supervision of the UMT Board. Westwood directly manages the assets of the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund and Westwood Salient MLP & Energy Infrastructure Fund without the use of a sub-advisor. The New Fund Advisors have delegated this authority to Broadmark, as sub-advisor for the balance of the Funds. The New Fund Advisors also provide the New Funds with ongoing management supervision and policy direction. The New Fund Advisors are also responsible for overseeing the Sub-Advisor’s management of the Westwood Broadmark Tactical Growth Fund’s and the Westwood Broadmark Tactical Plus Fund’s assets.

In addition to selecting the sub-advisor and, where applicable, allocating the New Funds’ assets, The New Fund Advisors are responsible for monitoring and coordinating the overall management of the New Funds. The New Fund Advisors review each New Fund’s portfolio holdings and evaluates the ongoing performance of the Sub-Advisor.

Prior to the Reorganization, Salient Management served as investment advisor to the Salient Global Real Estate Fund, Salient Select Income Fund and Salient Tactical Growth Fund; Salient Capital served as investment advisor to the Salient MLP & Energy Infrastructure Fund; and Salient Advisors served as investment advisor to the Salient Tactical Plus Fund.

Management Fees

For its services to the New Funds, the New Fund Advisors are entitled to a management fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the applicable New Fund, as set forth below:

Fund	Advisor	Advisory Fee
Westwood Salient Global Real Estate Fund	Westwood	0.95%
Westwood Salient Select Income Fund	Westwood	0.95%
Westwood Broadmark Tactical Growth Fund	Westwood	1.10%
Westwood Salient MLP & Energy Infrastructure Fund	Westwood	0.90%
Westwood Broadmark Tactical Plus Fund	Salient Advisors	1.40%

Fee Waivers and Expense Limitations

Westwood Salient Global Real Estate Fund

Westwood is contractually obligated to waive 0.25% of the Westwood Salient Global Real Estate Fund’s management fee so that until April 30, 2024 the New Fund’s management fee will be 0.70%. Additionally, Westwood has contractually agreed to reduce its fees and reimburse expenses of the New Fund in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, acquired fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding the amounts listed in the table below, as a percentage of the average daily net assets of the New Fund.

Institutional Shares	1.10%
A Class Shares	1.50%
C Class Shares	2.05%

Westwood Salient Select Income Fund

Westwood is contractually obligated to waive 0.25% of the Westwood Salient Select Income Fund’s management fee so that until April 30, 2024 the New Fund’s management fee will be 0.70%. Additionally, Westwood has contractually agreed to reduce its fees and reimburse expenses of the New Fund in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, acquired fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding the amounts listed in the table below, as a percentage of the average daily net assets of the New Fund.

Institutional Shares	1.10%
A Class Shares	1.50%
C Class Shares	2.05%

Westwood Salient MLP & Energy Infrastructure Fund

Westwood has contractually agreed to reduce its fees and reimburse expenses of the Westwood Salient MLP & Energy Infrastructure Fund in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, acquired fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding the amounts listed in the table below, as a percentage of the average daily net assets of the New Fund.

Institutional Shares	1.25%
A Class Shares	1.50%
C Class Shares	2.25%

Westwood Broadmark Tactical Plus Fund

Salient Advisors has contractually agreed to reduce its fees and reimburse expenses of the Westwood Broadmark Tactical Plus Fund in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, borrowing expenses such as dividend and interest expenses on securities sold short, acquired fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding the amounts listed in the table below, as a percentage of the average daily net assets of the New Fund.

Institutional Shares	1.35%
A Class Shares	1.60%
C Class Shares	2.35%
F Class Shares	1.04%

Unless terminated earlier by the UMT Board, the above contractual fees and expenses reimbursement agreements shall continue in effect until, but may be terminated by the New Fund Advisors effective, April 30, 2024.

Each New Fund Advisor may receive from a share class of a New Fund the difference between the share class’s total annual Fund operating expenses (not including excluded expenses) and the share class’s expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements (other than management fee waivers pursuant to the Management Fee Waiver Agreement for the Westwood Salient Global Real Estate Fund and Westwood Salient Select Income Fund) made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

During the most recent fiscal year ended December 31, 2021, each Existing Fund paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to its respective investment advisor. Daily investment decisions are made by the respective sub-advisor(s) for each Fund (as applicable), whose investment experience is described below under the heading “Sub-Advisor.”

Existing Fund	Advisor	Advisory Fees Paid
Salient Global Real Estate Fund	Salient Management	0.18%
Salient Select Income Fund	Salient Management	0.73%
Salient Tactical Growth Fund(1)	Salient Management	1.15%
Salient MLP & Energy Infrastructure Fund	Salient Capital	0.97%
Salient Tactical Plus Fund(1)	Salient Advisors	0.74%

(1)	The Existing Fund paid advisory fees to its investment advisor, which in turn paid the Existing Fund’s sub-advisor its sub-advisory fee.

Sub-Advisor

Broadmark serves as the sub-advisor to the Westwood Broadmark Tactical Growth Fund and Westwood Broadmark Tactical Plus Fund. Prior to the Reorganizations, Broadmark served as sub-advisor to the Salient Tactical Growth Fund and Salient Tactical Plus Fund. Broadmark, which registered as an investment advisor with the SEC in 2000, provides investment advisory services on a discretionary basis to separately managed accounts, registered investment companies, asset management firms and pooled investment vehicles intended for sophisticated investors and institutional investors. As of July 31, 2022, Broadmark had assets under management of approximately $1.32 billion. Broadmark is registered with the CFTC as a commodities trading advisor and is a member of the NFA. The Sub-Advisor is an affiliate of Salient Advisors and is expected to become affiliated with Westwood following the Purchase.

Pursuant to sub-advisory agreements between the New Fund Advisors and the Sub-Advisor, and subject to the general oversight of the UMT Board, the Sub-Advisor is responsible for, among other things, furnishing the Westwood Broadmark Tactical Growth Fund and Westwood Broadmark Tactical Plus Fund with advice and recommendations with respect to the investment of the Fund’s assets and the purchase and sale of portfolio securities and investments for the Fund. For the Westwood Broadmark Tactical Growth Fund, the Sub-Advisor is entitled to receive from Salient Advisors a sub-advisory fee at an annual rate of 0.60% up to and including $1,000,000,000 of the Fund’s average daily net assets and 0.55% over $1,000,000,000 of the Fund’s average daily net assets. For the Westwood Broadmark Tactical Plus Fund, the Sub-Advisor is entitled to receive from Westwood a sub-advisory fee at an annual rate of 0.725% of the Fund’s average daily net assets. The Westwood Broadmark Tactical Growth Fund and the Westwood Broadmark Tactical Plus Fund are not responsible for paying the Sub-Advisor.

Portfolio Managers

The portfolio managers of the Existing Funds are expected to remain portfolio managers of the New Funds.

Westwood Salient Global Real Estate Fund and Westwood Salient Select Income Fund

The Westwood Salient Global Real Estate Fund and Westwood Salient Select Income Fund are managed by and all investment decisions are made by:

John D. Palmer, expected to become Senior Vice President and Portfolio Manager at Westwood upon the Reorganization. Mr. Palmer currently leads the investment team of the Westwood Salient Global Real Estate Fund’s and Westwood Salient Select Income Fund’s Existing Funds and has acted as sole portfolio manager of these funds, including while sole portfolio manager for their Existing Funds, since May 2021. Mr. Palmer is a member of the real estate team and a Portfolio Manager at Salient Management. Mr. Palmer has been a member of the real estate team since September 2013. Prior to joining Salient Management, Mr. Palmer evaluated and executed strategic acquisitions of wealth management firms at Focus Financial Partners. Previously, he evaluated privately held bank and thrift investment opportunities at Belvedere Capital Partners, a financial services-focused private equity firm. Mr. Palmer began his career at RBC Capital Markets, executing mergers and acquisitions as well as equity and debt transactions primarily for financial services sector clients.

Westwood Salient MLP & Energy Infrastructure Fund

The Westwood Salient MLP & Energy Infrastructure Fund is managed by and all investment decisions are made by:

Gregory A. Reid, expected to become President – Real Assets at Westwood upon the Reorganization. Mr. Reid currently is the President of Salient and Portfolio Manager for the various MLP strategies and has held this position since January 2011. Prior to joining Salient, Mr. Reid served as the Founder and CEO from 2010 to 2011 of Salient Capital, then known as RDG Capital LLC, a Houston-based asset management firm specializing in MLP and Energy Sector investments that was spun off from Telemus Capital Partners in June 2010. Salient acquired RDG Capital LLC in January 2011 and renamed the company “Salient Capital Advisors, LLC.” Mr. Reid was Managing Partner of Telemus Capital Partner’s Houston office from May 2007 to June 2010 at which time he formed RDG Capital LLC to acquire Telemus Capital Partner’s Houston office. Prior to joining Telemus Capital Partners in 2007, Mr. Reid was employed by Merrill Lynch’s Private Banking Group from 1997 to 2007 and he was employed by Goldman Sachs from 1991 to 1997. Mr. Reid has over 20 years of experience investing in MLPs and Energy Infrastructure Companies dating back to his employment at Goldman Sachs in 1995. Mr. Reid received his undergraduate degree from Texas A&M University in 1987 and his MBA from the J.L. Kellogg Graduate School of Management at Northwestern University in 1991, and he later earned his Certified Investment Management Analyst designation from the Wharton School at the University of Pennsylvania. In addition, Mr. Reid is registered with the Financial Industry Regulatory Authority as a General Securities Representative and a General Securities Principal. Mr. Reid has served as a portfolio manager for the Existing Fund since the Existing Fund’s inception in 2012.

Frank T. Gardner III, CFA (Ted Gardner), expected to become Senior Vice President and Portfolio Manager at Westwood upon the Reorganization. Mr. Gardner currently serves as a Portfolio Manager at Salient and has held this position since 2011. Prior to joining Salient, Mr. Gardner was a Portfolio Manager and Director of Research for RDG Capital LLC from 2010 to 2011. Prior to RDG, Mr. Gardner was a Portfolio Manager for Telemus Capital Partners from 2007 to 2010. Prior to joining Telemus, he was an MLP research analyst for Raymond James Equity Research from 2004 to 2007. During his tenure at Raymond James, he followed 35 public MLPs and initiated coverage on 22 MLPs in the midstream, maritime, coal and refining industries. He was also actively involved in due diligence related to Raymond James’ investment banking transactions. Prior to joining Raymond James, Mr. Gardner was a financial advisor at UBS Financial Services. Mr. Gardner earned a Bachelor of Business Administration degree from The University of Texas at Austin and an MBA from the University of St. Thomas. He is also a CFA Charterholder. Mr. Gardner has served as a portfolio manager for the Westwood Salient MLP & Energy Infrastructure Fund, including while a portfolio manager for the Existing Fund, since the Existing Fund’s inception in 2012.

Parag Sanghani, CFA, expected to become Senior Vice President and Portfolio Manager at Westwood upon the Reorganization. Mr. Sanghani currently serves as a Managing Director and Portfolio Manager at Salient for various energy infrastructure strategies. Mr. Sanghani has over 15 years of experience in the financial services industry focused on energy investments. Prior to joining Salient, in April of 2011, he served as the Senior MLP analyst at Telemus Capital Partners from 2008 to 2009. Mr. Sanghani previously held a Senior Research Associate position at Raymond James Financial, Inc. from 2004 to 2006. At Raymond James, Mr. Sanghani published detailed research reports on the energy industry and followed companies within the oil service and coal sectors. Mr. Sanghani graduated from the University of Texas at Austin with a Bachelor of Business Administration in Finance and earned a Masters in Finance from London Business School. He is a CFA® Charterholder and a member of CFA Society of Houston. In addition, Mr. Sanghani is registered with the Financial Industry Regulatory Authority as a Securities Representative. Mr. Sanghani has served as a portfolio manager for the Westwood Salient MLP & Energy Infrastructure Fund, including while a portfolio manager for the Existing Fund, since May 2022.

The portfolio managers of the Fund are jointly and primarily responsible for overseeing the day-to-day management of the Fund, as well as setting the Fund’s overall investment strategy.

Westwood Broadmark Tactical Growth Fund and the Westwood Broadmark Tactical Plus Fund

The Westwood Salient Tactual Growth Fund and the Westwood Broadmark Tactical Plus Fund are managed by and investment decisions are made by:

Christopher J. Guptill. Mr. Guptill is Chief Investment Officer and Co-Chief Executive Officer of Broadmark, where he is responsible for the development of Broadmark’s investment management program and products as well as the implementation of all portfolio management decisions. Prior to co-founding Broadmark in 1999, Mr. Guptill was Chief Equity Strategist and Senior Portfolio Manager of McKinley Capital Management, Inc. Mr. Guptill has over 30 years of investment experience. He holds a BA in economics from California State University, Chico. He has served as portfolio manager to the Westwood Salient Tactual Growth Fund, including while portfolio manager to its Existing Fund, since the Existing Fund’s inception in September 2009. He has served as portfolio manager to the Westwood Salient Tactual Plus Fund, including while portfolio manager to its Existing Fund, since the Existing Fund’s inception in December 2012.

Other Information about the Investment Advisors, Sub-Advisor and Portfolio Managers

The SAI of the New Funds contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the New Funds.

A discussion of the factors considered by the UMT Board in its approval of the New Funds’ investment advisory agreements with the New Fund Advisors and the Sub-Advisor, including the UMT Board’s conclusions with respect thereto, will be available in the New Funds’ Annual Report to shareholders for the fiscal period ending December 31, 2022.

D.	Comparison of Investment Limitations

Each Existing Fund is subject to certain fundamental and non-fundamental investment policies and the corresponding New Fund is subject to the same or similar fundamental and non-fundamental investment policies. Fundamental investment policies shall not be changed without an affirmative vote of a majority of the Fund’s voting securities, which means the lesser of: (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares. Non-fundamental restrictions are subject to change by the Board without shareholder approval.

The following is applicable to the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, and Westwood Broadmark Tactical Growth Fund:

Fundamental Investment Limitations

Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, and Westwood Broadmark Tactical Growth Fund

The investment objectives of the Westwood Salient Global Real Estate Fund, the Westwood Salient Select Income Fund, the Westwood Broadmark Tactical Growth Fund, and their respective Existing Fund is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund.

As a matter of fundamental policy:

Existing Funds	New Funds	Difference
1. With the exception of the Salient Global Real Estate Fund and Salient Select Income Fund, with respect to 75% of its total assets, each Fund may not purchase any security (other than U.S. Government Securities or securities of other investment companies) if as a result: (i) more than 5% of a Fund’s total assets immediately after and as the result of such purchase would be invested in the securities of any one issuer, or (ii) a Fund would hold more than 10% of the outstanding voting securities of a single issuer. Changes in the market value of a Fund’s assets after the time of purchase do not affect the aforementioned calculations.	1. As to the Westwood Broadmark Tactical Growth Fund only, with respect to 75% of its total assets, the Fund may not purchase any security (other than U.S. Government Securities or securities of other investment companies) if as a result: (i) more than 5% of a Fund’s total assets immediately after and as the result of such purchase would be invested in the securities of any one issuer, or (ii) a Fund would hold more than 10% of the outstanding voting securities of a single issuer. Changes in the market value of a Fund’s assets after the time of purchase do not affect the aforementioned calculations.	No material differences.
2. With the exception of the Salient Global Real Estate Fund and Salient Select Income Fund, each Fund may not purchase the securities of any issuer (other than U.S. Government Securities or securities of other investment companies) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry. The Salient Global Real Estate Fund and Salient Select Income Fund will each invest their assets such that more than 25% of each Fund’s total assets will be invested in the securities of issuers in the real estate industry.	2. As to the Westwood Broadmark Tactical Growth Fund only, the Fund may not purchase the securities of any issuer (other than U.S. Government Securities or securities of other investment companies) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry. The Westwood Salient Global Real Estate Fund and the Westwood Salient Select Income Fund will each invest their assets such that more than 25% of each Fund’s total assets will be invested in the securities of issuers in the real estate industry.	No material differences.

3. Each Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act.	3. Each Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act.	No differences.

4. Each Fund may not purchase or sell commodities or commodities contracts.

The Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under this Restriction to permit a Fund, subject to the Fund’s investment objective and general investment policies (as stated in the prospectuses and elsewhere in this Statement of Additional Information), to invest in options, futures contracts, options on futures contracts, securities, or other instruments, including but not limited to swap agreements and commodity-linked structured notes, that are linked to or backed by commodities or indices, subject to compliance with any applicable provisions of the federal securities or commodities laws.

4. Each Fund may not purchase or sell commodities or commodities contracts.

The Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under this Restriction to permit a Fund, subject to the Fund’s investment objective and general investment policies (as stated in the Prospectuses and elsewhere in this SAI), to invest in options, futures contracts, options on futures contracts, securities, or other instruments, including but not limited to swap agreements and commodity-linked structured notes, that are linked to or backed by commodities or indices, subject to compliance with any applicable provisions of the federal securities or commodities laws.

No differences.
5. Each Fund may not make loans, except to the extent permitted under the 1940 Act and the rules promulgated thereunder, as may be amended from time to time.	5. Each Fund may not make loans, except to the extent permitted under the 1940 Act and the rules promulgated thereunder, as may be amended from time to time.	No differences.

6. Each Fund may not underwrite the securities of other issuers, except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with the investment in other investment companies.

Each Fund may not purchase or sell commodities or commodities contracts.

The Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under this Restriction to permit a Fund, subject to the Fund’s investment objective and general investment policies (as stated in the prospectuses and elsewhere in this Statement of Additional Information), to invest in options, futures contracts, options on futures contracts, securities, or other instruments, including but not limited to swap agreements and commodity-linked structured notes, that are linked to or backed by commodities or indices, subject to compliance with any applicable provisions of the federal securities or commodities laws.

6. Each Fund may not underwrite the securities of other issuers, except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with the investment in other investment companies.

Each Fund may not purchase or sell commodities or commodities contracts.

The Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under this Restriction to permit a Fund, subject to the Fund’s investment objective and general investment policies (as stated in the Prospectuses and elsewhere in this SAI), to invest in options, futures contracts, options on futures contracts, securities, or other instruments, including but not limited to swap agreements and commodity-linked structured notes, that are linked to or backed by commodities or indices, subject to compliance with any applicable provisions of the federal securities or commodities laws.

No differences.
7. Each Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate (e.g., REITs) or securities of companies engaged in the real estate business).	7. Each Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate (e.g., REITs) or securities of companies engaged in the real estate business).	No differences.

Other Investment Restriction

In addition to the fundamental investment restrictions listed above, each of the Westwood Salient Global Real Estate Fund, Westwood Salient Income Fund and Westwood Broadmark Tactical Growth Fund have also adopted the non-fundamental investment restrictions set forth below. These non-fundamental restrictions may be changed by the Board of Trustees without shareholder approval.

Non-Fundamental Investment Restrictions

Existing Funds	New Funds	Difference
Diversification
Each Fund will not invest in securities of other registered investment companies in reliance on subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, and (iii) invest more than 10% of its total assets in securities of all investment companies, unless it is able to rely on and meet the requirements of one or more rules under the 1940 Act that permit investments in other investment companies in excess of these limits.

Each of the Westwood Salient Global Real Estate Fund, Westwood Salient Income Fund and Westwood Broadmark Tactical Growth Fund will not invest in securities of other registered investment companies in reliance on subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, and (iii) invest more than 10% of its total assets in securities of all investment companies, unless it is able to rely on and meet the requirements of one or more rules under the 1940 Act that permit investments in other investment companies in excess of these limits. A Fund may rely on any rule under the 1940 Act to invest in other investment companies in excess of these limits.

No material differences.

Additional Fund Policies

For purposes of the Westwood Broadmark Tactical Growth Fund’s policy regarding concentration in a particular industry under Fundamental Investment Restriction 2 above, with respect to the Fund’s investment in an ETF, the Fund will look through each ETF to the issuer of the securities held by the ETF, as if the Fund had invested in those securities directly. Similarly, pending further regulatory guidance or industry developments, with respect to the Fund’s investment in swap agreements, the Fund will look through each swap agreement to the reference issuers (i.e., the issuer of the reference investment) that constitute the swap agreement’s reference investment (i.e., the underlying asset or investment to which a swap agreement relates), as if the Fund had invested directly in those issuers in the same proportion to which each issue contributes to the reference investment.

For purposes of the Westwood Salient Global Real Estate Fund’s, the Westwood Salient Income Fund’s, and the Westwood Broadmark Tactical Growth Fund’s policy with respect to issuing senior securities or borrowing money under Fundamental Investment Restriction 3 above, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, is not deemed to include the borrowing or the issuance of senior securities provided such transactions are in compliance with the provisions of the 1940 Act applicable to the issuance of senior securities or borrowing money.

Each of the Westwood Salient Global Real Estate Fund, Westwood Salient Income Fund and Westwood Broadmark Tactical Growth Fund interpret its policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction 4 above to permit the Fund, subject to the Fund’s investment objective and general investment policies (as stated in the Prospectuses and elsewhere in this SAI), to invest in options and futures contracts or securities or other instruments backed by commodities, subject to compliance with any applicable provisions of the federal securities or commodities laws.

There are no material differences between the above and the Additional Fund Policies of each corresponding Existing Fund.

The following is applicable to the Westwood Salient MLP & Energy Infrastructure Fund and Westwood Broadmark Tactical Plus Fund:

Fundamental Investment Restrictions

To the extent permitted by the 1940 Act, the rules and regulations thereunder, or interpretations, orders, or other guidance provided by the SEC or its staff, each of the funds:

Existing Funds	New Funds	Difference
1. Can borrow money or issue any senior security, to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.	1. Can borrow money or issue any senior security, to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time	No differences.

2. The Salient Tactical Plus Fund cannot invest 25% or more of the value of its total assets in the securities of issuers in any single industry or group of industries, except that securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by securities issued by the U.S. Government, its agencies or instrumentalities may be purchased without limitation, and each Fund may invest substantially all of its investable assets in one or more registered investment companies. For purposes of this investment restriction, registered investment companies are not considered part of any industry or group of industries. However, for purposes of determining industry concentration, if a Fund invests in affiliated underlying registered investment companies, the Fund will treat the assets of the underlying registered investment companies as if held directly by the Fund. Further, if a Fund invests in unaffiliated underlying investment companies, the Fund will consider the concentration policy of the underlying investment companies for purposes of determining compliance with its own concentration policy.

The Salient MLP & Energy Infrastructure Fund will invest 25% or more of the value of its total assets in the securities of issuers in the energy and energy infrastructure industries; and the Fund cannot invest 25% or more of the value of its total assets in the securities of issuers in any other single industry or group of industries, except that securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by securities issued by the U.S. Government, its agencies or instrumentalities may be purchased without limitation, and the Fund may invest substantially all of its investable assets in one or more registered investment companies. For purposes of this investment restriction, registered investment companies are not considered part of any industry or group of industries. However, for purposes of determining industry concentration, if the Fund invests in affiliated underlying registered investment companies, the Fund will treat the assets of the underlying registered investment companies as if held directly by the Fund. Further, if the Fund invests in unaffiliated underlying investment companies, the Fund will consider the concentration of the underlying investment companies for purposes of determining compliance with its own concentration policy.

2. As to the Westwood Broadmark Tactical Plus Fund only, the Fund cannot invest 25% or more of the value of its total assets in the securities of issuers in any single industry or group of industries, except that securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by securities issued by the U.S. Government, its agencies or instrumentalities may be purchased without limitation, and the Fund may invest substantially all of its investable assets in one or more registered investment companies. For purposes of this investment restriction, registered investment companies are not considered part of any industry or group of industries. However, for purposes of determining industry concentration, if the Fund invests in affiliated underlying registered investment companies, the Fund will treat the assets of the underlying registered investment companies as if held directly by the Fund. Further, if the Fund invests in unaffiliated underlying investment companies, the Fund will consider the concentration policy of the underlying investment companies for purposes of determining compliance with its own concentration policy.

3. As to the Westwood Salient MLP & Energy Infrastructure Fund only, the Fund will invest 25% or more of the value of its total assets in the securities of issuers in the energy and energy infrastructure industries; and the Fund cannot invest 25% or more of the value of its total assets in the securities of issuers in any other single industry or group of industries, except that securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by securities issued by the U.S. Government, its agencies or instrumentalities may be purchased without limitation, and the Fund may invest substantially all of its investable assets in one or more registered investment companies. For purposes of this investment restriction, registered investment companies are not considered part of any industry or group of industries. However, for purposes of determining industry concentration, if the Fund invests in affiliated underlying registered investment companies, the Fund will treat the assets of the underlying registered investment companies as if held directly by the Fund. Further, if the Fund invests in unaffiliated underlying investment companies, the Fund will consider the concentration of the underlying investment companies for purposes of determining compliance with its own concentration policy.

No material differences.

3. Cannot act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.	4. Cannot act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.	No differences.
4. Cannot purchase or sell real estate except insofar as such transaction is made through a vehicle whereby the risk of loss is not greater than the investment therein, although it may purchase and sell securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.	5. Cannot purchase or sell real estate except insofar as such transaction is made through a vehicle whereby the risk of loss is not greater than the investment therein, although it may purchase and sell securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.	No differences.
5. Can make loans only as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.	6. Can make loans only as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time	No differences.
6. Cannot make a direct purchase or sale of physical commodities and commodity contracts, except: (a) insofar as such transaction is made through a vehicle whereby the risk of loss is not greater than the investment therein; and (b) it may: (i) enter into futures contracts and options thereon in accordance with applicable law; and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. The Salient MF Funds will not consider stock index, currency and other financial futures contracts, swaps, or hybrid instruments to be commodities for purposes of this investment policy.	7. Cannot make a direct purchase or sale of physical commodities and commodity contracts, except: (a) insofar as such transaction is made through a vehicle whereby the risk of loss is not greater than the investment therein; and (b) it may: (i) enter into futures contracts and options thereon in accordance with applicable law; and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. The Westwood Salient MLP & Energy Infrastructure Fund and Westwood Broadmark Tactical Plus Fund will not consider stock index, currency and other financial futures contracts, swaps, or hybrid instruments to be commodities for purposes of this investment policy.	No differences.

Non-Fundamental Investment Restrictions

In addition to the fundamental investment restrictions listed above, each of the funds have also adopted the non-fundamental investment restrictions set forth below. These non-fundamental restrictions may be changed by the applicable Board of Trustees without shareholder approval.

Existing Funds	New Funds	Difference
As a non-fundamental and additional policy, each Salient Fund may pursue the investment program through one or more subsidiary vehicles. The establishment of such vehicles and a Fund’s utilization thereof is wholly within the discretion of the Board. To the extent applicable to the investment activities of a Fund’s respective subsidiary, the subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund.	As a non-fundamental and additional policy, each of the Westwood Salient MLP & Energy Infrastructure Fund and Westwood Broadmark Tactical Plus Fund may pursue the investment program through one or more subsidiary vehicles. The establishment of such vehicles and a Fund’s utilization thereof is wholly within the discretion of the Board. To the extent applicable to the investment activities of a Fund’s respective subsidiary, the subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund.	No material differences.

With respect to these policies and other policies and investment restrictions described herein (except each Fund’s fundamental policies on borrowings and the issuance of senior securities), if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of a Fund’s total assets, unless otherwise stated, will not constitute a violation of such policy or restriction.

With respect to these policies and other policies and investment restrictions described herein (except each Fund’s fundamental policies on borrowings and the issuance of senior securities), if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of a Fund’s total assets, unless otherwise stated, will not constitute a violation of such policy or restriction.

No differences.

E.	Financial Highlights

Existing Funds

The financial highlights for the Existing Fund in their semi-annual report for the fiscal period ended June 30, 2022 are attached hereto as Appendix B.

New Funds

The New Funds are newly organized and have no operational history as of the date of this Combined Proxy Statement/Prospectus. The Financial Highlights relating to the Existing Funds contained in their semi-annual report for the fiscal period ended June 30, 2022 are attached as Appendix B to this Combined Proxy Statement/Prospectus.

VI.	ADDITIONAL INFORMATION ABOUT THE NEW FUNDS

A.	Board of Trustees Oversight

The UMT Board’s primary responsibility is oversight of the management of each New Fund for the benefit of its shareholders, not day-to-day management. The UMT Board authorizes UMT to enter into service agreements with the New Fund Advisors and other service providers in order to provide necessary or desirable services on behalf of UMT and the New Funds. The UMT Board (or UMT and its officers, service providers or other delegates acting under authority of the UMT Board) may amend or use a new prospectus, summary prospectus, or SAI with respect to a New Fund or UMT, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which UMT or a New Fund is a party, and interpret or amend the investment objective(s), policies, restrictions and contractual provisions applicable to any New Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment restrictions) or where a shareholder approval requirement is specifically disclosed in UMT’s then-current prospectus or SAI. More information about the UMT Board and its governance processes is included in the “Management of the Funds” section of the New Funds’ SAI.

B.	Additional Information About Fund Expenses

The New Funds’ annual operating expenses will likely vary throughout the period and from year to year. A New Fund’s expenses for the current fiscal year may be higher than the expenses listed in the respective New Fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are in place and are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain New Fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as New Fund tax expenses.

The “Other Expenses” line item in the respective New Fund’s “Annual fund operating expenses” table consists of annual New Fund operating expenses, including professional fees (such as audit and legal), accounting, administration, transfer agency and recordkeeping fees.

C.	The Administrator and Transfer Agent

Ultimus Fund Solutions, LLC (“Ultimus” or the “Transfer Agent”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the New Funds’ administrator, transfer agent and fund accounting agent. Management and administrative services provided to the New Funds by Ultimus include (i) providing office space, equipment and officers and clerical personnel to the New Funds, (ii) obtaining valuations, calculating net asset values (“NAVs”) and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and other distributions, and (vi) administering custodial and other third-party service provider contracts on behalf of the New Funds.

D.	Valuation of Shares

The NAV of each New Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. To calculate NAV, each New Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. Each New Fund generally values its portfolio securities at their current market values determined based on available market quotations. However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the UMT Board. When fair value pricing is employed, the prices of securities used by each New Fund to calculate its NAV are based on the consideration by that New Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. To the extent the assets of a New Fund are invested in other registered investment companies that are not listed on an exchange that New Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent a New Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the New Fund does not price its shares, the NAV of the New Fund’s shares may change on days when shareholders will not be able to purchase or redeem the New Fund’s shares.

When valuing fixed-income securities with remaining maturities of more than 60 days, the New Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed-income securities with remaining maturities of 60 days or less, the New Funds may use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed-income securities are forms of fair value pricing.

Your order to purchase or redeem shares is priced at the NAV next calculated after your order is received in proper form by that New Fund. An order is considered to be in “proper form” if it includes all necessary information and documentation related to the purchase or redemption request, and, if applicable, payment in full of the purchase amount.

E.	Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange shares of the New Funds.

For information regarding the federal income tax consequences of transactions in shares of the New Funds, including information about cost basis reporting, see “Taxes” below.

How to Choose a Share Class

The New Funds offer the following classes of shares to investors:

●	Westwood Salient Global Real Estate Fund: Institutional Shares, A Class Shares and C Class Shares;

●	Westwood Salient Select Income Fund: Institutional Shares, A Class Shares and C Class Shares;

●	Westwood Broadmark Tactical Growth Fund: Institutional Shares, A Class Shares and C Class Shares;

●	Westwood Salient MLP & Energy Infrastructure Fund: Institutional Shares, A Class Shares, C Class Shares and Ultra Shares;

●	Westwood Broadmark Tactical Plus Fund: Institutional Shares, A Class Shares, C Class Shares, and F Class Shares;

Each share class has its own shareholder eligibility criteria, cost structure and other features. The following summarizes the primary features of Institutional Shares, A Class Shares, C Class Shares, F Class Shares and Ultra Shares. Contact your financial intermediary or a New Fund for more information about each New Fund’s share classes and how to choose between them.

Class Name	Investment Minimum/Eligible Investors		Features
Institutional Shares	Initial Investment: $100,000 Subsequent Investments: None Eligible Investors: Institutional Class shares of a New Fund are offered exclusively to:

Front-End Sales Charge: None

Contingent Deferred Sales Charge (“CDSC”): None

Rule 12b-1 Fee: None

Administrative Services Plan Fee: Up to 0.05% for the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund and Westwood Broadmark Tactical Growth Fund, and up to 0.10% for the Westwood Salient MLP & Energy Infrastructure Fund and Westwood Broadmark Tactical Plus Fund. See “Administrative Services Plan” section below.

	●	Certain retirement plans established for the benefit of employees and former employees of the Advisor or its affiliates;

	●	Defined benefit retirement plans, endowments, or foundations;

	●	Banks and trust companies or law firms acting as trustee or manager for trust accounts;

	●	Investors who purchase shares through asset-based fee programs available through financial intermediaries;

	●	Insurance companies; and

	●	Institutional Class shareholders purchasing Institutional Class shares through the reinvestment of dividends or other distributions.

	●	Institutional Shares shareholders who acquired such shares in connection with the Reorganization.

A Class Shares	Initial Investment: $1,000 Subsequent Investments: None Eligible Investors: Anyone

Front-End Sales Charge: Yes, as described in the section “Sales Charges.” Maximum charge of 3.00%

Contingent Deferred Sales Charge: Purchases of $250,000 or more, may be subject to a 1.00% CDSC if redeemed within 18 months of purchase; provided, however, for those A Class Shares that were acquired in connection with the Reorganization, the CDSC applies if redeemed within 12 months of purchase. See the “Contingent Deferred Sales Charges” section.

Rule 12b-1 Fee: 0.25%

Administrative Services Plan Fee: Up to 0.20% for the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund and Westwood Broadmark Tactical Growth Fund, and up to 0.10% for the Westwood Salient MLP & Energy Infrastructure Fund and Westwood Broadmark Tactical Plus Fund. See “Administrative Services Plan” section below.

C Class Shares	Initial Investment: $1,000 Subsequent Investments: None Eligible Investors: Anyone

Front-End Sales Charge: None

Contingent Deferred Sales Charge: 1.00% on shares sold within 12 months of purchase.

Rule 12b-1 Fee: 0.75% for the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund and Westwood Broadmark Tactical Growth Fund and 1.00% for the Westwood Salient MLP & Energy Infrastructure Fund and Westwood Broadmark Tactical Plus Fund. See “Distribution Plan” below.

Administrative Services Plan Fee: Up to 0.25% for the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund and Westwood Broadmark Tactical Growth Fund, and up to 0.10% for the Westwood Salient MLP & Energy Infrastructure Fund and Westwood Broadmark Tactical Plus Fund. See “Administrative Services Plan” section below.

C Class Shares automatically convert to A Class Shares after 10 years, provided that records held by the Funds or your financial intermediary verify C Class Shares have been held for at least 10 years. The original purchase date of C Class Shares of an Existing Fund will be used to calculate the conversion of C Class Shares to A Class Shares

F Class Shares	Eligible Investors: Fund shareholders who acquired such shares as a result of the Broadmark Reorganization. Subsequent Investments: None		Front-End Sales Charge: None Contingent Deferred Sales Charge: None Rule 12b-1 Fee: None Administrative Services Plan Fee 0.10%.

Ultra Shares	Initial Investment: $20,000,000 Subsequent Investments: None Eligible Investors: Ultra Shares of a New Fund are offered exclusively to:		Front-End Sales Charge: None Contingent Deferred Sales Charge: None Rule 12b-1 Fee: None Administrative Services Plan Fee None.
	●	Employer retirement plans;

	●	Health savings accounts under section 223 of the Code, if such accounts are maintained by the New Fund at an omnibus level;
	●	Endowments and foundations and local, city and state agencies (or entities acting on their behalf);
	●	Unaffiliated registered investment companies;
	●	Collective investment trusts;
	●	Banks and trust companies or law firms acting as trustee or manager for trust accounts;
	●	Insurance companies; and
	●	Ultra Shares shareholders purchasing Ultra Shares through the reinvestment of dividends or other distributions.

The New Funds may, in their sole discretion, waive or reduce any minimum investment requirements.

Eligible Investors

Institutional Shares

Institutional Shares of a New Fund are offered exclusively to:

●	Certain retirement plans established for the benefit of employees and former employees of a New Fund Advisor or its affiliates;

●	Defined benefit retirement plans, endowments, or foundations;

●	Banks and trust companies or law firms acting as trustee or manager for trust accounts;

●	Investors who purchase shares through asset-based fee programs available through financial intermediaries;

●	Insurance companies;

●	Institutional Shares shareholders purchasing Institutional Class shares through the reinvestment of dividends or other distributions; and

●	Institutional Shares shareholders who acquired such shares in connection with the Reorganization.

A Class Shares

A Class Shares do not have any share class eligibility requirements.

C Class Shares

C Class Shares do not have any share class eligibility requirements.

F Class Shares

F Class Shares are offered exclusively to shareholders who acquired such shares as a result of the Broadmark Reorganization.

Ultra Shares

Ultra Shares of the New Fund are offered exclusively to:

●	Employer retirement plans;

●	Health savings accounts under section 223 of the Code, if such accounts are maintained by the New Fund at an omnibus level;

●	Endowments and foundations and local, city and state agencies (or entities acting on their behalf);

●	Unaffiliated registered investment companies;

●	Collective investment trusts;

●	Banks and trust companies or law firms acting as trustee or manager for trust accounts;

●	Insurance companies; and

●	Ultra Shares shareholders purchasing Ultra Shares through the reinvestment of dividends or other distributions.

An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which classes of shares are available through the intermediary.

How to Purchase Fund Shares

You will ordinarily submit your purchase orders through your securities broker or other financial intermediary through which you opened your shareholder account. To purchase shares directly from the New Funds through the Transfer Agent, complete and send in the application. If you need an application or have questions, please call 1-877-FUND-WHG (1-877-386-3944) or log on to the New Funds’ website at www.westwoodfunds.com.

All investments must be made by check, Automated Clearing House (“ACH”) or wire. The New Funds do not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, non-U.S. financial institution checks, cashier’s checks under $10,000 or money orders. In addition, the New Funds do not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, the Transfer Agent will charge a $25 fee against your account, in addition to any resulting losses or other fees incurred by the New Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

The New Funds reserve the right to reject any specific purchase order for any reason. The New Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the New Funds’ policy on short-term trading, see “Excessive Trading Policies and Procedures.”

The New Funds do not generally accept investments by non-U.S. persons (persons who are citizens of a country other than the U.S. or corporations, partnerships, funds or other entities that are established and organized under the laws of a country other than the U.S.). Non-U.S. persons may be permitted to invest in the New Funds subject to the satisfaction of enhanced due diligence. Please contact the New Funds for more information.

By Mail

You can open an account with the New Funds by sending a check and your account application to the address below. You can add to an existing account by sending the New Funds a check and, if possible, the “Invest by Mail” stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the New Fund name and the share class.

Regular Mail Address:	Express Mail Address
Westwood Funds P.O. Box 541150 Omaha, NE 68154	Westwood Funds c/o Ultimus Fund Solutions, LLC 4221 N. 203rd Street, Suite 100 Elkhorn, NE 68022

The New Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Transfer Agent. The share price used to fill the purchase order is the next price calculated by a New Fund after the New Funds’ transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

By Wire

To open an account by wire or to add to an existing account by wire, call 1-877-FUND-WHG (1-877-386-3944) for additional information and wiring instructions.

The New Funds require advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of a New Fund. An order, following proper advance notification to the Transfer Agent, is considered received when a New Fund’s custodian, receives payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See “How to Purchase Fund Shares – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

General Information

You may purchase shares on any day that the NYSE is open for business (a “Business Day”). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed. Each New Fund’s price per share will be the next determined NAV per share after the New Fund or an authorized institution (defined below) receives your purchase order in proper form, plus the front-end sales charge, if applicable. “Proper form” means that the New Funds were provided a complete and signed account application, including the investor’s social security number or tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

Each New Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, a New Fund or an authorized institution must receive your purchase order in proper form before the close of normal trading on the NYSE. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the New Funds reserve the right to calculate NAV as of the earlier closing time. The New Funds will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of a New Fund’s assets may change on days when you are unable to purchase or redeem shares.

Buying or Selling Shares through a Financial Intermediary

In addition to being able to buy and sell New Fund shares directly from the New Funds through the Transfer Agent, you may also buy or sell shares of the New Funds through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in New Fund shares for their customers. When you purchase or sell New Fund shares through a financial intermediary (rather than directly from the Funds), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the New Funds prior to the time each New Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the New Funds on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution, orders transmitted by the financial intermediary and received by the New Funds after the time NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the New Funds with respect to the receipt of purchase and redemption orders for Fund shares (“authorized institutions”). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on a New Fund’s behalf. A New Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at a New Fund’s next computed NAV after they are received by an authorized institution or an authorized institution’s designee. To determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of a New Fund with respect to purchase and redemption orders for New Fund shares, you should contact your financial intermediary directly.

If you deal directly with a financial intermediary, you will have to follow its procedures for transacting with the New Funds. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell New Fund shares through a financial intermediary, you should contact the financial intermediary directly.

Purchases In Kind

Subject to the approval of a New Fund, an investor may purchase shares of a New Fund with liquid securities and other assets that are eligible for purchase by such New Fund (consistent with the New Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the New Fund’s valuation policies. These transactions will be affected only if a New Fund’s investment advisor deems the security to be an appropriate investment for the New Fund. Assets purchased by the New Fund in such a transaction will be valued in accordance with procedures adopted by the New Fund. The New Funds reserve the right to amend or terminate this practice at any time.

Minimum Purchases

Institutional Shares

You can open an account with a New Fund with a minimum initial investment of $100,000. There is no minimum for subsequent investments. Each New Fund may accept initial investments of smaller amounts in its sole discretion. The Transfer Agent may charge a $25 annual account maintenance fee for each retirement account.

A Class Shares

You can open an account with a New Fund, including an initial purchase through an IRA or other tax qualified account, with a minimum initial investment of $1,000. There is no minimum for subsequent investments. Each New Fund may accept initial investments of smaller amounts in its sole discretion. The Transfer Agent may charge a $25 annual account maintenance fee for each retirement account.

C Class Shares

You can open an account with a New Fund, including an initial purchase through an IRA or other tax qualified account, with a minimum initial investment of $1,000. There is no minimum for subsequent investments. Each New Fund may accept initial investments of smaller amounts in its sole discretion. The Transfer Agent may charge a $25 annual account maintenance fee for each retirement account.

F Class Shares

F Class Shares are held only by those New Fund shareholders who acquired such shares as a result of the Broadmark Reorganization. Only shareholders who acquired Class F shares pursuant to the Broadmark Reorganization may purchase additional F Class shares. There is no subsequent investment minimum for F Class shares.

Ultra Shares

You can open an account with the Westwood Salient MLP & Energy Infrastructure Fund with a minimum initial investment of $20,000,000. There is no minimum for subsequent investments. The Westwood Salient MLP & Energy Infrastructure Fund may accept initial investments of smaller amounts in its sole discretion. The Transfer Agent may charge a $25 annual account maintenance fee for each retirement account.

Retirement Plans

If you own shares of a New Fund through an IRA, you must indicate on your redemption request whether the New Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding. Certain transactions within an IRA account, including shares redeemed to return an excess contribution, retirement plan or IRA transfers or hardship withdrawals, IRS re-characterizations and conversions, and account closures, may be subject to a $25 fee.

Shareholder Statements and Householding

The Transfer Agent maintains an account for each shareholder and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur. Account statements may be obtained by calling the New Fund at 1-877-FUND-WHG (1-877-386-3944) on the days the New Fund is open for business. Other account statement requests may be subject to a $25 retrieval fee.

To avoid sending duplicate copies of materials to households, the New Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the New Funds’ records. The consolidation of these mailings, called householding, benefits the New Funds through reduced mailing expenses. If you want to receive multiple copies of these materials, you may call 1-877-FUND-WHG (1-877-386-3944). You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the transfer agent receives your request to stop householding.

By Automatic Investment Plan (via ACH)

You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the New Funds. These purchases can be made monthly, quarterly, semi-annually and annually in amounts of at least $100 per New Fund. To cancel or change a plan, write to the New Funds at: Westwood Funds, 4221 N. 203rd Street, Suite 100, Elkhorn, NE 68022. Please allow up to 15 days to create the plan and 3 days to cancel or change it.

How to Sell Your Fund Shares

If you own your shares directly, you may redeem your shares on any Business Day by contacting the New Funds directly by mail or telephone at 1-877-FUND-WHG (1-877-386-3944).

If you own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the New Funds.

If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the New Funds in writing.

If the shares to be redeemed have a value of greater than $100,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with that New Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the Securities Transfer Agents Medallion Program (“STAMP”) sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in STAMP will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The New Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

The sale price will be the NAV per share next determined after the New Funds receive your request in proper form.

By Mail

To redeem shares by mail, please send a letter to the New Fund signed by all registered parties on the account specifying:

●	The New Fund name;

●	The share class;

●	The account number;

●	The dollar amount or number of shares you wish to redeem;

●	The account name(s); and

●	The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

Regular Mail Address:	Express Mail Address
Westwood Funds P.O. Box 541150 Omaha, NE 68154	Westwood Funds c/o Ultimus Fund Solutions, LLC 4221 N. 203rd Street, Suite 100 Elkhorn, NE 68022

The New Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Transfer Agent. The share price used to fill the sell order is the next price calculated by a New Fund after the Transfer Agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

You may request express delivery of redemption proceeds. Checks requested to be sent via express delivery are subject to a $35 charge from your account.

By Telephone

You must first establish the telephone redemption privilege (and, if desired, the wire or ACH redemption privileges) by completing the appropriate sections of the account application. Call 1-877-FUND-WHG (1-877-386-3944) to redeem your shares. Based on your instructions, a New Fund will mail your proceeds to you, or send them to your bank via wire or ACH.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the New Funds nor the Transfer Agent will be held liable if you are unable to place your trade due to high call volume.

By Systematic Withdrawal Plan (via ACH)

For Institutional Shares, A Class Shares, C Class Shares and F Class Shares: If your account balance is at least $10,000, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). To participate in this service, you must complete the appropriate sections of the account application and mail it to the New Fund.

For Ultra Shares: If your account balance is at least $500,000, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). To participate in this service, you must complete the appropriate sections of the account application and mail it to the New Fund.

Receiving Your Money

The length of time each New Fund typically expects to pay redemption proceeds is the same regardless of whether the payment is made by check, wire or ACH. Each New Fund typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the Transfer Agent of a redemption request in proper form:

●	For payment by check, each New Fund typically expects to mail the check within one (1) to three (3) business days; and

●	For payment by wire or ACH, each New Fund typically expects to process the payment within one (1) to three (3) business days.

Payment of redemption proceeds may take longer than the time a New Fund typically expects and may take up to seven calendar days as permitted under the 1940 Act. Under unusual circumstances as permitted by the SEC, the New Funds may suspend the right of redemption or delay payment of redemption proceeds for more than seven calendar days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days. The Transfer Agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account.

Redemptions In Kind

The New Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of a New Fund’s remaining shareholders, a New Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

Involuntary Redemptions of Your Shares

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. The New Funds will provide you at least 30 days’ written notice to give you time to add to your account and avoid the involuntary redemption of your shares. The New Funds reserve the right to waive the minimum account value requirement in their sole discretion.

Suspension of Your Right to Sell Your Shares

The New Funds may suspend your right to sell your shares or delay payment of redemption proceeds for more than seven days during times when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. More information about this is in the New Funds’ SAI.

How to Exchange Fund Shares

For Institutional Shares, A Class Shares, C Class Shares and F Class Shares: At no charge, you may exchange between like share classes or different share classes of any of the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund, Westwood Broadmark Tactical Plus Fund, Westwood Quality Value Fund, Westwood SmallCap Growth Fund, Westwood Quality MidCap Fund, Westwood Quality SmallCap Fund, Westwood Quality SMidCap Fund, Westwood Total Return Fund, Westwood Quality AllCap Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, or Westwood Alternative Income Fund (each a “Westwood Fund”) in UMT (the “Westwood Funds complex”), where offered, by writing to or calling the New Fund. Exchanges are subject to the eligibility requirements and the fees and expenses of the share class you exchange into, as set forth in the applicable prospectus. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses). An exchange between share classes of the same Westwood Fund is not a taxable event. Unless you are investing through a tax-deferred arrangement, an exchange between share classes of different Westwood Funds is a taxable event, and you may recognize a gain or loss for tax purposes.

For Ultra Shares: At no charge, you may exchange between like share classes or different share classes of any of the Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Quality AllCap Fund, or Westwood Alternative Income Fund (each a “Westwood Fund”) in UMT (the “Westwood Funds complex”), where offered, by writing to or calling the New Fund. Exchanges are subject to the eligibility requirements and the fees and expenses of the share class you exchange into, as set forth in the applicable prospectus. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses). An exchange between share classes of the same Westwood Fund is not a taxable event. Unless you are investing through a tax-deferred arrangement, an exchange between share classes of different Westwood Funds is a taxable event, and you may recognize a gain or loss for tax purposes.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The New Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the New Funds. For more information about the New Funds’ policy on excessive trading, see “Excessive Trading Policies and Procedures” below for more information.

Automatic Conversion of C Class Shares to A Class Shares

C Class Shares automatically convert to A Class Shares in the same New Fund after 10 years, provided that the New Fund or the financial intermediary through which the shareholder purchased the C Class Shares has records verifying that the C Class Shares have been held for at least 10 years. Due to operational limitations at your financial intermediary, your ability to have your C Class Shares automatically converted to A Class Shares may be limited. (For example, automatic conversion of C Class Shares to A Class Shares will not apply to shares held through group retirement plan recordkeeping platforms of certain broker-dealer intermediaries who hold such shares in an omnibus account and do not track participant level share lot aging. Such C Class Shares would not satisfy the conditions for the automatic conversion.) Please consult your financial representative for more information. The automatic conversion of C Class Shares to A Class Shares would occur on the basis of the relative NAVs of the two classes without the imposition of any sales charges or other charges. C Class Shares issued upon reinvestment of income and capital gain dividends and other distributions will be converted to A Class Shares on a pro rata basis with the C Class Shares. For purposes of calculating the time period remaining on the conversion of C Class Shares to A Class Shares, C Class Shares received on exchange retain their original purchase date. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the conversion of C Class Shares to A Class Shares in the same New Fund. The original purchase date of C Class Shares of an Existing Fund (e.g., Class C shares of a an Existing Fund) will be used to calculate the conversion of C Class Shares to A Class Shares.

Telephone Transactions

Purchasing, selling and exchanging New Fund shares over the telephone is extremely convenient, but not without risk. Although the New Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the New Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

Sales Charges

Front-End Sales Charges – A Class Shares

The offering price of A Class Shares is the next calculated NAV after the New Funds receive your request, plus the front-end sales charge. The amount of any front-end sales charge included in your offering price varies depending on the amount of your investment. For purchases, the sales charges below apply. The sales charges provided in the table below apply to purchases of A Class Shares of the New Funds.

If Your Investment Is:	Your Sales Charge as a Percentage of Offering Price	Your Sales Charge as a Percentage of Your Net Investment	Dealer Reallowance as a Percentage of Offering Price
Less than $50,000	3.00%	3.09%	3.00%
$50,000 but less than $100,000	2.00%	2.04%	2.00%
$100,000 but less than $250,000	1.00%	1.01%	1.00%
$250,000 and over[1]	None	None	None

1	Purchases of A Class Shares of a New Fund or its respective Existing Fund of $250,000 or more may be subject to a 1.00% CDSC if redeemed within 18 months of purchase. See “Contingent Deferred Sales Charges” below for more information.

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, New Fund shares owned by your family members, and holdings in accounts at other brokers or financial intermediaries. The New Funds or your financial intermediary may request documentation from you in order to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding New Fund shares held at all financial intermediaries by you and members of your family. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. Your financial intermediary may not offer any or all of the waivers or discounts discussed below, in which case you would be required to purchase A Class Shares directly from a New Fund or through another intermediary in order to receive the desired waiver or discount. Investors investing in a New Fund through an intermediary should consult “Sales Charge Waivers and Reductions Available Through Certain Financial Intermediaries” below, and Appendix C - Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Waiver of Front-End Sales Charge – A Class Shares

Certain investors may be eligible for a waiver of the sales loads due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments. The front-end sales charge will be waived on A Class Shares purchased:

●	Through reinvestment of dividends and distributions;

●	Through an account advised or sub-advised by a New Fund Advisor, the Sub-Advisor or their affiliates;

●	By persons repurchasing shares they redeemed within the last 90 days (see “Repurchase of A Class Shares”);

●	By employees, officers and directors, and members of their family, of a New Fund Advisor and its affiliates;

●	By persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs as long as the plan was previously invested in one or more Westwood Funds;

●	By investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;

●	Through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge;

●	Purchases by registered representatives and other employees of certain financial intermediaries (and their family members) having selling agreements with a New Fund Advisor or Distributor; and

●	Certain other investors as deemed appropriate by a New Fund Advisor.

In addition, the front-end sales charge will be waived on Investor Class shares of an Existing Fund exchanged for A Class Shares in connection with the Reorganizations.

You should inquire with your financial intermediary regarding whether a waiver of front-end sales charge is applicable to you.

Repurchase of A Class Shares

You may repurchase any amount of A Class Shares of any New Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Class Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 90 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, a New Fund must receive your purchase order within 90 days of your redemption. In addition, you must notify your investment professional or institution when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your A Class Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

Rights of Accumulation

In calculating the appropriate sales charge rate, this right allows you to add the value of the A Class Shares you already own to the amount that you are currently purchasing. The New Funds will combine the value of your current purchases with the current value of any A Class Shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. If your investment qualifies for a reduced sales load due to accumulation of purchases, you must notify the transfer agent at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales load. You may be required to provide records, such as account statements, regarding New Fund shares held by you or related accounts at the New Funds or at other financial intermediaries in order to verify your eligibility for a breakpoint discount. You will receive the reduced sales load only on the additional purchases and not retroactively on previous purchases. The New Funds may amend or terminate this right of accumulation at any time.

Letter of Intent

You may purchase A Class Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase A Class Shares of a New Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The New Fund will only consider the value of A Class Shares sold subject to a sales charge. As a result, shares of the A Class Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of A Class Shares based on shares you intend to purchase over the 13-month period, you must send the New Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the New Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of A Class Shares at the end of the 13-month period, the New Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Combined Purchase/Quantity Discount Privilege

When calculating the appropriate sales charge rate, a New Fund will combine same-day purchases of A Class Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to A Class Shares you purchase with a Letter of Intent.

Contingent Deferred Sales Charges

A Class Shares

You will not pay a front-end sales charge if you purchase $250,000 or more of A Class Shares of a New Fund However, A Class Shares purchases of $250,000 or more may be subject to a 1.00% CDSC if redeemed within 18 months of purchase. The CDSC will be based on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after a New Fund receives your redemption request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price. The sales charge does not apply to exchanges of A Class Shares of one fund for A Class Shares of another fund in the Westwood Funds complex.

In addition, the CDSC may be waived under the following circumstances:

●	In the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the A Class Shares being redeemed;

●	In the event of the death of the shareholder (including a registered joint owner); and

●	Redemptions of A Class Shares where the New Funds’ distributor did not pay a sales commission when such shares were purchased.

Notwithstanding the foregoing, A Class Shares shareholders who purchased $1,000,000 or more of Class A shares, without paying a front-end sales charge, of the Salient MLP & Energy Infrastructure Fund or the Salient Tactical Plus Fund and who acquired A Class Shares in connection with the Reorganization may be subject to a CDSC of 1.00% if such A Class Shares are sold within twelve months of the initial purchase of Class A shares. Similarly, A Class Shares shareholders whose Investor Class shares of an Existing Fund were exchanged for A Class Shares in connection with the Reorganization will not be subject to any CDSC.

C Class Shares

You will not pay a front-end sales charge if you purchase C Class Shares. However, you may pay a CDSC of 1.00% on any C Class Shares you sell within 12 months after your purchase. The CDSC will be based on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after a New Fund receives your redemption request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price. The sales charge does not apply to exchanges of C Class Shares of one fund for C Class Shares of another fund in the Westwood Funds complex. If you acquired C Class Shares in connection with the Reorganization, the original purchase date of your Class C shares of an Existing Fund will be used as your date of purchase for such shares.

In addition, the CDSC may be waived under the following circumstances:

●	In the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the C Class Shares being redeemed;

●	In the event of the death of the shareholder (including a registered joint owner); and

●	Redemptions of C Class Shares where the New Funds’ distributor did not pay a sales commission when such shares were purchased.

Sales Charge Waivers and Reductions Available Through Certain Financial Intermediaries

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a New Fund or through a financial intermediary. Different intermediaries may impose different sales charges (including potential reductions in or waivers of sales charges). Such intermediary-specific sales charge variations are described in Appendix C to this Combined Proxy Statement/Prospectus, entitled “Intermediary-Specific Sales Charge Discounts and Waivers.” Appendix C is incorporated herein by reference and, therefore, is legally a part of this Combined Proxy Statement/Prospectus.

In all instances, it is the purchaser’s responsibility to notify a New Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase New Fund shares directly from a New Fund or through another intermediary to receive such waivers or discounts.

General Information about Sales Charges

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. The New Funds’ distributor may pay dealers up to 1.00% on investments in C Class Shares. The Distributor may pay dealers up to 1.00% on investments of $250,000 or more in A Class Shares. From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The New Funds’ distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the New Funds’ distributor from any sales charge it receives or from any other source available to it. Under any such program, the New Funds’ distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

Information regarding the New Funds’ sales charges may be obtained free of charge by calling toll-free 1-877-FUND-WHG (1-877-386-3944).

Because this prospectus is available on the New Funds’ website free of charge, the New Funds do not separately make information regarding the New Funds’ sales charges available on the website.

Payments to Financial Intermediaries

The New Funds, the New Fund Advisors and/or the Sub-Advisor may compensate financial intermediaries for providing a variety of services to the New Funds and/or their shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisors, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the New Funds, their service providers or their respective affiliates. This section briefly describes how financial intermediaries may be paid for providing these services. For more information, please see “Payments to Financial Intermediaries” in the New Funds’ SAI.

Distribution Plan

The New Funds have adopted a distribution plan under Rule 12b-1 of the 1940 Act for A Class Shares and C Class Shares that allows the New Funds to pay distribution and/or service fees for the sale and distribution of New Fund shares, and for services provided to shareholders. Because these fees are paid out of a New Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

A Class Shares

The maximum annual Rule 12b-1 Fee for A Class Shares of a New Fund is 0.25%. A financial intermediary that receives a 1.00% upfront commission on a purchase of A Class Shares of $250,000 or more will generally become eligible to receive the Rule 12b-1 Fees with respect to such shares beginning in the 13th month following the date of the purchase.

C Class Shares

The maximum annual Rule 12b-1 Fee for C Class Shares of the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund and Westwood Broadmark Tactical Growth Fund is 0.75%. The maximum annual Rule 12b-1 Fee for C Class Shares of the Westwood Salient MLP & Energy Infrastructure Fund and Westwood Broadmark Tactical Plus Fund is 1.00%. A financial intermediary that receives a 1.00% upfront commission on a purchase of C Class Shares will generally become eligible to receive the Rule 12b-1 Fees with respect to such shares beginning in the 13th month following the date of the purchase.

Administrative Services Plan

The New Funds have adopted an administrative services plan that provides that the New Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed the percentage provided in the table below, based on the average daily net assets.

Fund	Institutional Shares	A Class Shares	C Class Shares	F Class Shares
Westwood Salient Global Real Estate Fund	0.05%	0.20%	0.25%	N/A
Westwood Salient Select Income Fund	0.05%	0.20%	0.25%	N/A
Westwood Broadmark Tactical Growth Fund	0.05%	0.20%	0.25%	N/A
Westwood Salient MLP & Energy Infrastructure Fund	0.10%	0.10%	0.10%	N/A
Westwood Broadmark Tactical Plus Fund	0.10%	0.10%	0.10%	0.10%

The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services.

Other Payments by the New Funds

The New Funds may enter into agreements with financial intermediaries pursuant to which the New Funds may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of New Fund shareholders serviced by a financial intermediary, or (2) the number of New Fund shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution fees the New Funds may pay to financial intermediaries pursuant to the New Funds’ distribution plan.

Payments by the Advisor

From time to time, the New Fund Advisors, the Sub-Advisor and/or their affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the New Funds. These payments are sometimes characterized as “revenue sharing” payments and are made out of a New Fund Advisor’s, Sub-Advisor’s and/or their affiliates’ own legitimate profits or other resources, and may be in addition to any payments made to financial intermediaries by the New Funds. A financial intermediary may provide these services with respect to New Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the New Funds available to their customers or registered representatives, including providing the New Funds with “shelf space,” placing them on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, a New Fund Advisor, the Sub-Advisor and/or their affiliates may pay or allow other promotional incentives or payments to financial intermediaries.

The level of payments made by a New Fund Advisor, the Sub-Advisor and/or their affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of New Fund shares, the amount of New Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the New Advisor and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of a New Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to New Fund shareholders.

In addition to these payments, your financial intermediary may charge you account fees, commissions or transaction fees for buying or redeeming shares of the New Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

F.	Other Policies

Excessive Trading Policies and Procedures

The New Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the New Funds may present risks to the New Funds’ long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the New Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the New Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the New Funds may invest in foreign securities traded primarily on markets that close prior to the time a New Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of New Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a New Fund takes place after the close of the primary foreign market, but before the time that the New Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a New Fund’s shares if the prices of the New Fund’s foreign securities do not reflect their fair values. Although each New Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

In addition, New Funds that invest in micro-, small- and mid-cap securities, which often trade in lower volumes and may be less liquid, may be more susceptible to the risks posed by frequent trading because frequent transactions in the New Funds’ shares may have a greater impact on the market prices of these types of securities.

The New Funds’ service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the UMT Board. For purposes of applying these policies, the New Funds’ service providers may consider the trading history of accounts under common ownership or control.

When monitoring shareholder purchases and redemptions, the New Funds do not apply a quantitative definition to frequent trading. Instead, the New Funds use a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The New Funds may also modify any terms or conditions of purchases of New Fund shares or withdraw all or any part of the offering made by this prospectus.

The New Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the New Funds’ long-term shareholders. The New Funds do not knowingly accommodate frequent purchases and redemptions by New Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the New Funds will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisors and broker-dealers) often establish omnibus accounts in the New Funds for their customers through which transactions are placed. The New Funds may enter into “information sharing agreements” with these financial intermediaries, which permit the New Funds to obtain, upon request, information about the trading activity of the intermediary’s customers that invest in the New Funds. If the New Funds or their service providers identify omnibus account level trading patterns that have the potential to be detrimental to the New Funds, the New Funds or their service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the New Funds or their service providers determine that the trading activity of any customer may be detrimental to the New Funds, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the New Funds by that customer. If the New Funds are not satisfied that the intermediary has taken appropriate action, the New Funds may terminate the intermediary’s ability to transact in New Fund shares. When information regarding transactions in the New Funds’ shares is requested by the New Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), financial intermediaries with whom the New Funds have an information sharing agreement are generally obligated to obtain transaction information from the indirect intermediary or, if directed by the New Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the New Funds on behalf of other persons.

The New Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the New Funds. However, there can be no assurance that the monitoring of omnibus account level trading will enable the New Funds to identify or prevent all such trading by a financial intermediary’s customers. Please contact your financial intermediary for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the New Funds will ask your name, address, date of birth, and other information that will allow the New Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The New Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the New Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The New Funds reserve the right to close or liquidate your account at the next-determined NAV and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the New Funds. Further, the New Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on New Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the New Funds’ overall obligation to deter money laundering under federal law. The New Funds have adopted an anti-money laundering compliance program designed to prevent the New Funds from being used for money laundering or the financing of illegal activities. In this regard, the New Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of New Fund management, they are deemed to be in the best interest of the New Funds or in cases when the New Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the New Funds are required to withhold such proceeds.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property under various circumstances. Such circumstances include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office, or “RPO,” as undeliverable), or a combination of both inactivity and returned mail. Once it flags property as unclaimed, the applicable New Fund will attempt to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. A completed designation form may be mailed to the New Funds (if shares are held directly with the New Funds) or to the shareholder’s financial intermediary (if shares are not held directly with the New Funds).

More information on unclaimed property and how to maintain an active account is available through your state or by calling 1-877-FUND-WHG (1-877-386-3944).

G.	Dividends and Distributions

Income dividends and net capital gain distributions, if any, are normally declared and paid annually by the Westwood Broadmark Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund, and Westwood Broadmark Tactical Plus Fund in December. The Westwood Salient Global Real Estate Fund and Westwood Salient Select Income Fund expect to distribute substantially all of their net income to shareholders on a quarterly basis and their net capital gains to shareholders at least annually in December.

If you own New Fund shares on a New Fund’s record date, you will be entitled to receive the distribution. You will receive dividends and distributions in the form of additional New Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the New Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the New Funds receive your written notice. To cancel your election, simply send the Funds written notice.

H.	Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. The following is a summary of the U.S. federal income tax consequences of investing in the New Funds. This summary is based on current tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax except to the extent of unrelated business taxable income. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary only applies with respect to U.S. investors in the New Funds. Non-U.S. investors are encouraged to read a summary of certain rules applicable to them in the SAI and to consult their tax advisors prior to investing in the New Funds.

Each New Fund intends to qualify each year for treatment as a regulated investment company for U.S. federal income taxes under Subchapter M of the Code (“RIC”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a New Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders. In addition, the New Fund may be subject to a 4% excise tax if it fails to make sufficient distributions.

In order for a New Fund to qualify for taxation as a RIC, the New Fund must derive at least 90% of its gross income each taxable year from qualifying income and diversify its assets as described in more detail in the SAI. Certain investments of a New Fund may not generate qualifying income if made directly by such New Fund.

The New Funds intend to distribute substantially all of their net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the New Funds, may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions that are reported by the New Funds as long-term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains currently set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Once a year the New Funds (or their administrative agent) will send you a statement showing the types and total amount of distributions you received during the previous year. Certain investment strategies of the New Funds may limit a particular New Fund’s ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.

Each sale of New Fund shares may be a taxable event. For tax purposes, an exchange of your New Fund shares for shares of a different fund is the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss on the sale of New Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less, or a long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of New Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the New Fund shares. All or a portion of any loss realized upon a taxable disposition of New Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or 30 days after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a New Fund).

The New Funds (or their administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to New Fund shareholders cost basis information for New Fund shares. In addition to reporting the gross proceeds from the sale of New Fund shares, a New Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of New Fund shares, a New Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, a New Fund will use the average cost basis method as the default cost basis method. The cost basis method elected by New Fund shareholders (or the cost basis method applied by default) for each sale of New Fund shares may not be changed after the settlement date of each such sale of New Fund shares. New Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Certain New Funds may invest in MLPs taxed as partnerships. Due to a variety of factors, including significant non-cash deductions such as depreciation and depletion, MLPs have historically made cash distributions to limited partners that exceed the amount of taxable income allocable to such limited partners or members. These excess cash distributions would not be treated as income to a New Fund but rather would be treated as a return of capital to the extent of the New Fund’s basis in the MLP. As a consequence, a New Fund may make distributions that exceed its earnings and profits, which would be characterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in New Fund shares and result in a higher capital gain or lower capital loss when the New Fund shares are sold. After a shareholder’s basis in New Fund shares has been reduced to zero, distributions in excess of earnings and profits in respect of those New Fund shares will be treated as gain from the sale of the New Fund shares.

“Qualified publicly traded partnership income” within the meaning of section 199A(e)(5) of the Code is eligible for a 20% deduction by non-corporate taxpayers. “Qualified publicly traded partnership income” is generally income of a “publicly traded partnership” that is not treated as a corporation for U.S. federal income tax purposes that is effectively connected with such entity’s trade or business, but does not include certain investment income. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Code does not contain a provision permitting a RIC, such as a New Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in entities that generate “qualified publicly traded partnership income” will enjoy the lower rate, but investors in RICs that invest in such entities will not. It is uncertain whether future technical corrections or administrative guidance will address this issue to enable a New Fund to pass through the special character of “qualified publicly traded partnership income” to shareholders.

MLPs and other partnerships that the New Funds may invest in will deliver Schedules K-1 to the New Funds to report their share of income, gains, losses, deductions and credits of the MLP or other partnership. These Schedules K-1 may be delayed and may not be received until after the time that a New Fund issues its tax reporting statements. As a result, a New Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your Form 1099 tax reporting statement and, accordingly, send you a corrected Form 1099.

Certain New Funds may invest in REITs. “Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a New Fund to its shareholders that are attributable to qualified REIT dividends received by the New Fund and which the New Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A New Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which a New Fund invests often do not provide complete and final tax information to the New Fund until after the time that the New Fund issues a tax reporting statement. As a result, a New Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, a New Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

To the extent a New Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the New Fund receives from sources in foreign countries. If more than 50% of the total assets of a New Fund consists of foreign securities, such New Fund will be eligible to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the New Fund, subject to certain limitations. If a New Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the New Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the New Funds.

More information about taxes is in the SAI.

I.	Portfolio Holdings Disclosure

A description of the New Funds’ policies and procedures with respect to the disclosure of a New Fund’s portfolio holdings is available in the New Funds’ SAI.

The New Funds are required by the SEC to file their complete portfolio holdings schedules with the SEC on a quarterly basis. This schedule is filed with the New Funds’ annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters. Form N-CSR must be filed with the SEC no later than 10 calendar days after the New Funds transmit their annual or semi-annual reports to shareholders. In addition, each New Fund’s portfolio holdings schedule as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. You may obtain a copy of these reports by calling the Funds at (800) 999 6809. These reports are also available on the SEC’s website at www.sec.gov.

J.	Additional Information

UMT enters into contractual arrangements with various parties, including, among others, the New Funds’ investment advisor, custodian, transfer agent, accountants, administrator and distributor, who provide services to the New Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of UMT.

This Combined Proxy Statement/Prospectus and the New Funds’ SAI provide information concerning UMT and the New Funds that you should consider in determining whether to purchase shares of the New Funds. The New Funds may make changes to this information from time to time. Neither this Combined Proxy Statement/Prospectus, the New Funds’ SAI or any document filed as an exhibit to UMT’s registration statement, is intended to, nor does it, give rise to an agreement or contract between UMT or the New Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

VII.	INFORMATION RELATED TO THE REORGANIZATIONS

The Plan sets forth the terms by which each Existing Fund will be reorganized into the corresponding New Fund. The form of Plan is attached as Appendix A, and the description of the Plan contained herein is qualified in its entirety by the attached Plan. The following is a summary of key information concerning the proposed Reorganizations.

A.	Summary of the Proposed Reorganizations

The Plan provides that upon the transfer of all of the assets and all of the liabilities of each Existing Fund to the corresponding New Fund on the closing date of the Reorganization (“Closing Date”), each New Fund will issue to the corresponding Existing Fund that number of full and fractional Institutional Shares, A Class Shares, C Class Shares, F Class Shares, or Ultra Shares, as applicable, having an aggregate NAV equal in value to the aggregate NAV of the corresponding Existing Fund’s Institutional Class, Investor Class, Class A, Class C, Class F, Class I, or Class R6 Shares, calculated as of the last business day preceding the Closing Date (the “Valuation Date”). Each Existing Fund will then distribute the shares it receives from the corresponding New Fund to shareholders of the applicable class of the New Fund in proportion to their holdings of such shares in the corresponding Existing Fund, in liquidation of each Existing Fund. Existing Fund shareholders will receive shares of the corresponding New Fund based on their respective holdings in the Existing Fund as of the Valuation Date.

Upon completion of the Reorganizations, each shareholder of an Existing Fund will own that number of full and fractional Institutional Shares, A Class Shares, C Class Shares, F Class Shares, or Ultra Shares, as applicable, of the corresponding New Fund having an aggregate NAV equal to the aggregate NAV of such shareholder’s Institutional Class, Investor Class, Class A, Class C, Class F, Class I, or Class R6 Shares, as applicable, held in the corresponding Existing Fund as of the Valuation Date. Such shares will be held in an account with the applicable New Fund identical in all material respects to the account currently maintained by the corresponding Existing Fund for such shareholder.

Until the Valuation Date, shareholders of the Existing Funds will continue to be able to redeem their shares as stated in the Existing Funds’ prospectuses, dated May 1, 2022. Redemption and purchase requests received by the Existing Funds’ transfer agent after the Valuation Date will be treated as requests received for the redemption or purchase of shares of the applicable New Fund. After the Reorganizations, all of the issued and outstanding shares of the Existing Funds will be canceled on the books of the Existing Funds and the transfer agent’s books of the Existing Funds will be permanently closed.

The Reorganizations are subject to a number of conditions, including, without limitation, the receipt of a legal opinion from Kilpatrick Townsend, counsel to the New Funds, addressed to the New Funds and the Existing Funds. The opinion will address certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and assumes the parties’ performance in all material respects of their respective agreements and undertakings in the Plan. Assuming satisfaction of the conditions in the Plan, the Closing Date of the Reorganizations are expected to take place on or around November 18, 2022, or such other date as is agreed to by the parties.

The Plan may not be changed except by a written agreement signed by each party to the Plan.

B.	Description of the New Fund Shares

The New Fund shares issued to each Existing Fund’s shareholders in connection with the Reorganizations will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each New Fund’s shares may be sold and redeemed based upon the NAV of the applicable New Fund next determined after receipt of the purchase or redemption request, as described in the New Fund’s prospectus.

C.	Federal Income Tax Consequences

Each of the Reorganizations is intended to be a tax-free reorganization for U.S. federal income tax purposes. Kilpatrick Townsend, counsel to the New Funds, has been asked to deliver to the New Funds and the Existing Funds an opinion, and the closing of the Reorganizations will be conditioned on receipt of such an opinion, substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for U.S. federal income tax purposes with respect to each Reorganization:

●	Each New Fund’s acquisition of the Existing Fund’s assets in exchange solely for New Fund Shares and the New Fund’s assumption of the liabilities of the Existing, followed by the Existing Fund’s distribution of those shares pro rata to the Existing Fund shareholders actually or constructively in exchange for their New Fund Shares and in complete liquidation of the Existing Fund, will qualify as a “reorganization” (as defined in section 368(a)(1)(F) of the Code), and each fund will be “a party to a reorganization” (within the meaning of section 368(b) of the Code);

●	Each Existing Fund will recognize no gain or loss on the transfer of its assets to its corresponding New Fund in exchange solely for New Fund shares and the New Fund’s assumption of the Existing Fund’s liabilities or on the subsequent distribution of those shares to the Existing Fund shareholders in exchange for their Existing Fund Shares;

●	Each New Fund will recognize no gain or loss on its receipt of the assets it acquires from its corresponding Existing Fund in exchange solely for New Fund shares and its assumption of the Existing Fund’s liabilities;

●	Each New Fund’s basis in each asset it acquires from its corresponding Existing Fund will be the same as the Existing Fund’s basis therein immediately before the Reorganization, and the New Fund’s holding period for each asset it acquires from the Existing Fund will include the Existing Fund’s holding period therefor (except where the New Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period);

●	A shareholder will recognize no gain or loss on the exchange of all its Existing Fund shares solely for New Fund shares (including fractional shares to which they may be entitled) pursuant to the Reorganization;

●	A shareholder’s aggregate basis in a New Fund’s shares (including fractional shares to which they may be entitled) it receives in the Reorganization will be the same as the aggregate basis in its corresponding Existing Fund shares it actually or constructively surrenders in exchange for those New Fund shares, and its holding period for those New Fund shares (including fractional shares to which they may be entitled) will include, in each instance, its holding period for those Existing Fund shares, provided the shareholder holds them as capital assets at the Closing Date; and

●	For purposes of section 381 of the Code, the New Fund will be treated just as the Existing Fund would have been treated if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of the Existing Fund’s taxable year, the Existing Fund’s tax attributes enumerated in section 381(c) will be taken into account by the New Fund as if there had been no Reorganization, and the part of the Existing Fund’s last taxable year that began before the Reorganization will be included in the New Fund’s first taxable year that ends after the Reorganization.

Although the Existing Funds are not aware of any adverse state income tax consequences, they have not made any investigation as to those consequences for their shareholders. Additionally, the Existing Funds and the New Funds have not sought, and will not seek, a private letter ruling from the Internal Revenue Service (“IRS”) with respect to the federal income tax consequences of the Reorganizations. The Kilpatrick Townsend opinion will be based on certain factual certifications made by officers of the Existing Funds’ Trusts and UMT and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganizations will be as described above. There is no assurance that the IRS or a court would agree with Kilpatrick Townsend. An opinion of counsel is not binding upon the IRS or the courts. If the Reorganizations were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of an Existing Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in the shareholder’s Existing Fund shares and the fair market value of the shares of the corresponding New Fund the shareholder received in the applicable Reorganization.

The tax attributes, including capital loss carryovers, of each Existing Fund move to the corresponding New Fund in the Reorganizations. The ability of a New Fund to carry forward capital losses (if any) of the corresponding Existing Fund and use such losses to offset future gains will not be limited as a direct result of the applicable Reorganization.

This description of the U.S. federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganizations, including the applicability and effect of state, local, non-U.S., and other tax laws.

D.	Reasons for the Reorganization and Board Deliberations

The purpose of the Reorganizations is to reorganize and transition each of the Existing Funds into a corresponding new series of UMT, to be called the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund, and Westwood Broadmark Tactical Plus Fund, respectively. The New Funds were created specifically for the purpose of acquiring the assets and liabilities of the Existing Funds. The reason for the Reorganizations is that Westwood Holdings, the parent company of Westwood, investment advisor to the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Salient MLP & Energy Infrastructure Fund, has agreed to purchase the asset management business of Salient, the parent company of the Existing Funds’ Advisors.

Each New Fund is a newly created series of UMT that is substantially similar to its corresponding Existing Fund and was created specifically for the purpose of acquiring the assets and assuming the liabilities of its corresponding Existing Fund. Westwood and Salient have proposed the Reorganizations because they believe that the Reorganizations will benefit the shareholders of each Existing Fund through the realization of certain operational efficiencies and a reduction in fund operating expenses resulting from lower investment management fees and expense caps. In addition, Westwood currently serves as investment advisor to other mutual funds in UMT and believes that by having the New Funds in the same trust entity as its other mutual funds, Westwood will be in a better position to market and brand its mutual fund business.

Shareholder approval is needed to proceed with the Reorganizations and Westwood and Salient made a recommendation to the Trusts’ Boards to approve the Reorganization based upon Westwood’s and Salient’s belief that the Reorganization will benefit shareholders of the Existing Funds.

After evaluating all of the information and factors above, as well as other information and factors deemed relevant by each Trust’s Board, each Trust’s Board concluded that each Reorganization was in the best interests of each respective Existing Fund and its shareholders and the interests of each Existing Fund’s shareholders would not be diluted as a result of the respective Reorganization. Therefore, each Trust’s Board determined to approve the Reorganizations on behalf of each Existing Fund and directed that the Plan be submitted to shareholders of the Existing Funds for approval.

The reasons for the Reorganizations and the material factors considered by the Trusts’ Boards in making their determination are described above under “Synopsis - Reasons for the Reorganization and Board Deliberations”.

Based on the recommendation and request of Westwood and Salient, each Trust’s Board has called the Special Meeting to ask shareholders of each Existing Fund to consider and vote on the proposed Reorganization for the respective Existing Fund.

Each Trust’s Board has unanimously approved the Reorganization for each Existing Fund and recommend that you vote “FOR” the Reorganizations.

E.	The Proposed Plan and Resulting Reorganizations

If the Existing Funds’ shareholders approve the Plan and Reorganizations, and all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganizations will occur on or around November 18, 2022, or such other date as is agreed to by the parties, provided that the Funds have obtained prior to that time an opinion of Kilpatrick Townsend concerning the tax consequences of the Reorganizations as set forth in the Plan. The Plan may be terminated, and the Reorganizations abandoned by either UMT or one of the Trusts (a) in the event of either UMT’s or one of the Trusts’ material breach of any representation, warranty, or covenant of the Plan to be performed at or before the Closing Date, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, (d) if the Closing has not occurred on or before February 25, 2023 or such other date as to which the Existing Funds and New Funds agree, or (e) by the mutual consent of the Existing Funds and the New Funds.

If shareholders of Each Existing Fund approve the Plan and the Reorganization, and certain closing conditions are met as set forth in the Plan, the Reorganizations are expected to take place as follows:

●	Each Existing Fund will transfer all its assets and liabilities to the applicable New Fund;

●	Each New Fund will issue A Class Shares, C Class Shares, Institutional Shares, F Class Shares, and Ultra Shares, as applicable, to the applicable Existing Fund, which will distribute those A Class Shares, C Class Shares, Institutional Shares, F Class Shares, and Ultra Shares pro rata to its shareholders, as applicable;

●	Shareholders of an Existing Fund will become shareholders of the corresponding class of the New Fund, as shown in the table below;

Existing Fund		New Fund
Salient Global Real Estate Fund	→	Westwood Salient Global Real Estate Fund
Class A	→	A Class Shares
Class C	→	C Class Shares
Investor Class	→	A Class Shares
Institutional Class	→	Institutional Shares

Salient Select Income Fund	→	Westwood Salient Select Income Fund
Class A	→	A Class Shares
Class C	→	C Class Shares
Investor Class	→	A Class Shares
Institutional Class	→	Institutional Shares

Salient Tactical Growth Fund	→	Westwood Broadmark Tactical Growth Fund
Class A	→	A Class Shares
Class C	→	C Class Shares
Investor Class	→	A Class Shares
Institutional Class	→	Institutional Shares

Salient MLP & Energy Infrastructure Fund	→	Westwood Salient MLP & Energy Infrastructure Fund
Class A	→	A Class Shares
Class C	→	C Class Shares
Class I	→	Institutional Shares
Class R6	→	Ultra Shares

Salient Tactical Plus Fund	→	Westwood Broadmark Tactical Plus Fund
Class A	→	A Class Shares
Class C	→	C Class Shares
Class I	→	Institutional Shares
Class F	→	F Class Shares

●	Shares of a New Fund received by shareholders of an Existing Fund at the time of the applicable Reorganization will have the same aggregate NAV as the shares of the Existing Fund held immediately prior to the Reorganization; and

●	The Existing Funds will be liquidated.

Under the terms of the Plan, Westwood Holdings, through its subsidiary Westwood, and Salient, through its subsidiaries the Existing Funds’ Advisors, have agreed to pay all of the expenses related to the Reorganizations. Neither the Existing Funds nor the New Funds will bear any costs relating to the Reorganizations. The expenses of the Reorganizations are expected to be approximately $800,000. The expenses of the Reorganizations include, but are not limited to, costs associated with the preparation, filing, printing, and mailing of this Combined Proxy Statement/Prospectus; legal, accounting, and other professional fees; proxy solicitation expenses; and other expenses of holding the Special Meeting and expenses incurred in connection with the dissolution and liquidation of the Existing Funds following the Reorganizations. In addition to solicitations by mail, certain officers and agents of the Existing Funds and Existing Funds’ Advisors also may solicit proxies, without special compensation, by telephone.

If shareholders of any of the Existing Funds do not approve the Reorganization, then it is expected that the Board of Trustees of such Existing Fund may take any further action as it deems to be in the best interests of the Existing Fund and its shareholders.

F.	Comparison of Shareholder Rights

Set forth below is a discussion of the material similarities and differences in the rights of shareholders of the Existing Funds versus the rights of shareholders of the New Funds.

Governing Law.

Existing Funds

Salient MF Trust

The Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund are each a series of Salient MF Trust, which is organized as a Delaware statutory trust. These Existing Funds are authorized to issue an unlimited number of shares of beneficial interests.

Forward Funds

The Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund are each a series of Forward Funds, which is organized as a Delaware statutory trust. These Existing Funds are authorized to issue an unlimited number of shares of beneficial interests.

New Funds

The New Funds will be organized as diversified separate series of UMT, which is organized as an Ohio business trust. The New Funds are authorized to issue an unlimited number of shares of beneficial interests.

Because the Trusts are organized under different state laws, the state laws governing the Existing Funds and the New Funds will be different. The Existing Funds and the New Funds are authorized to issue an unlimited number of shares of beneficial interest. The operations of the Existing Funds and the New Funds are each governed by their respective trust instruments (“Declaration of Trust”) and By-Laws (together with the Declaration of the Trust, the “Governing Documents”) and applicable state law.

Term of Trustees; Removal of Trustees.

Existing Funds

Salient MF Trust

Salient MF Trust’s Governing Documents generally provide that the Trustees shall serve for a term of unlimited duration, subject to their resignation, death, retirement, or removal. Any Trustee of Salient MF Trust may be removed at any time by the action of a majority of the remaining Trustees or by vote of shareholders owning at least two-thirds of the outstanding shares of Salient MF Trust.

Forward Funds

Forward Funds’ Governing Documents generally provide that the Trustees shall serve for a term of unlimited duration, subject to their resignation, death, retirement, or removal. Any Trustee of Forward Funds may be removed at any time by the action of two-thirds of the remaining Trustees or by vote of shareholders owning at least two-thirds of the outstanding shares of Forward Funds.

New Funds

UMT’s Governing Documents generally provide that the Trustees shall serve for a term of unlimited duration, subject to their resignation, death, retirement, or removal. Any Trustee of UMT may be removed at any time by the action of two-thirds of the remaining Trustees or by vote of shareholders owning at least two-thirds of the outstanding shares of UMT.

A greater percentage of Trustees of the New Funds is required to approve the removal of a Trustee than required under the Salient MF Trust Governing Documents.

Trustee Liability and Indemnification.

Existing Funds

Salient MF Trust

To the fullest extent permitted by Delaware law, a Trustee shall be liable to the Salient MF Trust and to any shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, manager, advisor, sub-adviser or principal underwriter of the Salient MF Trust. Trustees and officers are not personally liable against liabilities and expenses incurred in connection with proceedings relating to their own positions as officers or Trustees.

Forward Funds

To the fullest extent permitted by Delaware law, a Trustee shall be liable to the Forward Funds trust and to any shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, manager, advisor, sub-adviser or principal underwriter of the Forward Funds trust. Trustees and officers are not personally liable against liabilities and expenses incurred in connection with proceedings relating to their own positions as officers or Trustees.

New Funds

Under Ohio law, trustees of a business trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. UMT’s Governing Documents do not protect Trustees from any liability that they may incur as a result of their bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. UMT is required to indemnify its Trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or Trustees, except under certain limited circumstances relating to the culpability of such officers or Trustees.

Shareholder Meetings.

Existing Funds

Salient MF Trust

Under Delaware law and Salient MF Trust’s Declaration of Trust, Salient MF Trust is not required to hold annual meetings of the shareholders (or any class or series). The President of Salient MF Trust may call special meetings of the shareholders (or any class or series) at any time by at the request, in writing or by resolution, of a majority of the Trustees, or at the written request of the holder or holders of twenty-five percent (25%) or more of the total number of the then issued and outstanding shares of Salient MF Trust entitled to vote at such meeting. Any such request shall state the purposes of the proposed meeting. All notices of meetings of shareholders shall be sent or otherwise given in accordance with the Declaration of Trust or By-Laws not less than seven (7) nor more than one hundred twenty (120) days before the date of the meeting. Except when a larger quorum is required by applicable law, the Salient MF Trust Declaration of Trust or By-Laws, thirty-three and one-third percent (33-1/3%) of the shares outstanding and entitled to vote present in person or represented by proxy at a shareholders’ meeting shall constitute a quorum at such meeting, but an adjournment of a shareholders’ meeting may only occur by a majority of the votes cast by those shareholders present in person or by proxy, or by the chairman of the meeting.

The shareholders entitled to vote at any meeting of shareholders shall be determined in accordance with the provisions of the Salient MF Trust Declaration of Trust and these By-Laws, as in effect at such time. The shareholders shall have power to vote only (i) for the election or removal of Trustees as and to the extent provided in the Declaration of Trust or By-Laws, (ii) with respect to such additional matters relating to the Trust as may be required by federal law including the 1940 Act, or any registration of the Salient MF Trust with the SEC (or any successor agency) or any state and (iii) as the Trustees may otherwise consider necessary or desirable in their sole discretion.

Forward Funds

Under Delaware law and Forward Funds’ Declaration of Trust, Forward Funds trust is not required to hold annual meetings of the shareholders (or any class or series). Meetings of the shareholders may be called at any time by the President, or by a majority of the Board of Trustees. The Board of Trustees shall call a meeting of shareholders for the purpose of voting upon the question of removal of one or more Trustees upon the written request of the holders of not less than ten percent (10%) of the outstanding shares. Written notice of any meeting, including any special meeting, stating the purpose, place, date and hour of the meeting shall be delivered, personally or by mail, postage prepaid, to each shareholder entitled to vote at such meeting not less than seven (7) days before the date of the meeting. One-third of the outstanding shares of Forward Funds entitled to vote shall constitute a quorum for the transaction of business at a meeting of the shareholders with respect to such Series, Class, or entire Trust, respectively, though an adjournment of a shareholder meeting may only occur by a majority of shareholders present at a meeting, whether or not a quorum is present.

Forward Funds Declaration of Trust states that shareholders shall have right to vote only to (i) elect Trustees, provided that a meeting of shareholders has been called for that purpose; (ii) remove Trustees as provided in the Declaration of Trust or By-Laws; (iii) approve the termination of the Trust or any Series (or Class), unless a majority of the Trustees determines that the continuation of the Trust or any Series (or Class) is not in the best interests of the Trust, such Series (or Class), or their respective shareholders as a result of factors or events adversely affecting the abilities of the Trust or Series (or Class) to conduct its business and operations in an economically viable manner; such factors or events may include the inability of the Trust or a Series (or Class) to maintain its assets at an appropriate size, changes in laws or regulations governing the Trust or its Series (or Classes) or affecting the assets of the type in which the Trust or Series invests, or economic developments or trends having a significant adverse impact on the business or operations of the Trust or such Series; (iv) approve any amendment to the shareholder voting powers section of the Trust; and (v) approve such additional matters as may be required by law or as the Trustees, in their sole discretion, shall determine.

New Funds

Under Ohio law and UMT’s Declaration of Trust, UMT is not required to hold annual meetings of shareholders. UMT’s Declaration of Trust, however, provides that the UMT Board will determine whether and when shareholder meetings will be held. Under UMT’s Governing Documents, a special meeting of the shareholders may be called by shareholders holding not less than 25% of the then outstanding shares of UMT, and shareholders must be given not less than 7 days’ notice of any shareholder meeting. UMT’s By-Laws state that a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, but any lesser number shall be sufficient for adjournments.

UMT’s Declaration of Trust states that shareholders have the power to vote only on the matters specified in such Declaration of Trust and generally give shareholders the power to vote for (i) the election of Trustees, (ii) any contract to which shareholder approval is required by the 1940 Act, (iii) any reorganization of UMT, (iv) certain amendments of UMT’s Declaration of Trust, and (v) such additional matters required by law, UMT’s Governing Documents, or as the Trustees may consider desirable.

The New Funds require a larger percentage of shareholder votes for a quorum (a majority of shares entitled to vote) than the Existing Funds (generally 33-1/3% of the shares outstanding and entitled to vote for the Salient MF Fund and the outstanding shares entitled to vote for the Forward Funds) and there are certain procedural differences in the shareholder meeting process between the New Funds and the Existing Funds as described above.

Shareholder Liability.

Existing Funds

Salient MF Trust

Under the Salient MF Trust governing documents, if any shareholder or former shareholder of any series is held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Salient MF Trust, on behalf of the affected series, shall, upon request by such shareholder or former shareholder, assume the defense of any claim made against him or her for any act or obligation of the Series and satisfy any judgment thereon from the assets belonging to the series.

Forward Funds

Under the Forward Funds governing documents, in case any shareholder or former shareholder of the Forward Funds shall be held to be personally liable solely by reason of his being or having been a shareholder of the Forward Funds or any series or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series, to be held harmless from and indemnified against all loss and expense arising from such liability. The Forward Funds, on behalf of the affected series, shall upon request by the shareholder, assume the defense of any such claim made against the Shareholder for any act or obligation of that series.

New Funds

Under Ohio law, shareholders of a business trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the fund or the fund’s investment advisor was unable to meet its obligations.

UMT’s governing documents provide that any shareholder or former shareholder shall not be held to be personally liable for any obligation or liability of UMT solely by reason of being or having been a shareholder, and UMT is required to indemnify shareholders and former shareholders against all losses and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the trust and not because of his or her acts or omissions or for some other reason from the assets of the series of which he or she was a shareholder.

Series Liability.

Existing Funds

Salient MF Trust

The Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund are each a series of Salient MF Trust. All liabilities of the Salient MF Trust held with respect to a particular series and all expenses, costs, charges and reserves attributable to that series shall be charged against the assets held with respect to that series. Any general liabilities of Salient MF Trust that are not readily identifiable as being held with respect to any particular series shall be allocated between and among any one or more of the series in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. All liabilities, expenses, costs, charges, and reserves so charged to a series are herein referred to as “liabilities held with respect to” that series. All liabilities held with respect to a particular series shall be enforceable against the assets held with respect to such series only and not against the assets of the Trust generally or against the assets held with respect to any other Series and, except as otherwise provided in the Salient MF Trust Declaration of Trust with respect to the allocation of general assets, none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise.

Forward Funds

The Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund are each a series of Forward Funds Trust. The assets of the Forward Funds trust held with respect to each series shall be charged with the liabilities of the Trust with respect to such series and all expenses, costs, charges and reserves attributable to such series. Class Expenses shall, in all cases, be allocated to the class for which such class expenses were incurred. Any general liabilities, expenses, costs, charges or reserves of the Forward Funds or any series that are not readily identifiable as belonging to a particular series or class shall be allocated between or among any one or more of the series or classes in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. All persons who have extended credit which has been allocated to a particular series, or who have a claim or contract which has been allocated to a series, shall look exclusively to the assets held with respect to such series and not a separate series of Forward Funds for payment of such credit, claim, or contract. Each creditor, claimant and contracting party shall be deemed nevertheless to have agreed to such limitation unless an express provision to the contrary has been incorporated in the written contract or other document establishing the contractual relationship.

New Funds

The New Funds will each be one of many series of UMT. Under Ohio law, the liabilities of a business trust, like UMT, shall extend to the whole of the trust estate held by such trustee or trustees. Accordingly, the New Funds may be liable for the debts and obligations of other series of UMT. However, to reduce the likelihood of the assets of a series in UMT being used to pay the debts and obligations of another series, UMT’s Declaration of Trust contains provisions intended to limit the liabilities of each series to the applicable series. In addition, the Trustees and officers of UMT intend that notice of such limitation be given in each contract, instrument, certificate, or undertaking made or issued on behalf of UMT by the Trustees or officers. There is no guarantee that the foregoing steps will prove effective or that UMT will be successful in preventing the assets of one series from being available to creditors of another series.

Board of Trustees.

Existing Funds

Salient MF Trust

Salient MF Trust is a series trust with a board of trustees. Salient MF Trust’s Governing Documents provides that the number of trustees serving on the Salient MF Trust Board shall be set by the Board; currently, the Salient MF Trust Board has set the number of trustees at six.

Forward Funds

Forward Funds is a series trust with a board of trustees. Forward Funds’ Governing Documents provides that the number of trustees serving on the Forward Funds Board shall be set by the Board; currently, the Forward Funds Board has set the number of trustees at six.

New Funds

UMT is a series trust with a board of trustees. UMT’s Governing Documents provides that the number of trustees serving on the UMT Board shall be set by the Board; currently, the UMT Board has set the number of trustees at six.

While the composition of the Salient MF Trust and Forward Funds Boards are the same, they are different from that of the UMT Board in terms of membership.

Inspection Rights.

Existing Funds

Salient MF Trust

Salient MF Trust’s Declaration of Trust provides that no shareholder shall have any right to inspect any account, book or document of the Trust that is not publicly available, except as conferred by the Trustees. The books and records of the Trust may be kept at such place or places as the Board of Trustees may from time to time determine, except as otherwise required by law.

Forward Funds

The records of Forward Funds shall be open to inspection by shareholders to the extent permitted under Delaware trust law.

New Funds

UMT’s Declaration of Trust provides that the records of UMT shall be open to inspection by shareholders to the same extent as is permitted to stockholders of an Ohio corporation under the Ohio General Corporation Law.

Differences in inspection rights between the Trusts and UMT are based on the specific shareholder rights under Delaware and Ohio state law, respectively.

Derivative Actions.

Existing Funds

Salient MF Trust

Under Salient MF Trust’s Declaration of Trust, in addition to the requirements set forth in the Delaware Act, a shareholder may bring a derivative action on behalf of the Trust only if the following conditions are met: (a) The shareholder or shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed. For purposes of this section, a demand on the Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, is composed of Trustees who are not “independent trustees” (as that term is defined in the Delaware Act); (b) Unless a demand is not required under paragraph (a) of this section, shareholders eligible to bring such derivative action under the Delaware Act who collectively hold shares representing ten percent (10%) or more of the total combined net asset value of all shares issued and outstanding or of the series or classes to which such action relates if it does not relate to all series and classes, shall join in the request for the Trustees to commence such action; and (c) Unless a demand is not required under paragraph (a) of this Section, the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. (d) For purposes of this section, the Board of Trustees may designate a committee of one Trustee to consider a shareholder demand if necessary to create a committee with a majority of Trustees who are “independent trustees” (as that term is defined in the Delaware Act). The Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and may require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action.

Forward Funds

Shareholders of the Forward Funds shall be permitted to bring derivative actions to the extent permitted under Delaware trust law.

New Funds

UMT’s Declaration of Trust states that no shareholder shall have the right to bring or maintain any court action, proceeding, or claim on behalf of UMT or any series or class thereof without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding, or claim. Such demand shall be excused only when the plaintiff makes a specific showing that irreparable injury to UMT or any series or class thereof would otherwise result, or if a majority of the Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the action at issue.

Salient MF Trust and UMT require shareholders to bring an action or suit through the Trustees, while Forward Funds does not require anything beyond what is permitted under Delaware trust law.

Amendments to Governing Documents.

Existing Funds

Salient MF Trust

Salient MF Trust’s Declaration of Trust may be restated and/or amended at any time by (i) an instrument in writing signed by a majority of the Trustees then holding office or (ii) adoption by a majority of the Trustees then holding office of a resolution specifying the restatement and/or amendment. Any such restatement and/or amendment hereto shall be effective immediately upon such execution or adoption. No vote or consent of any shareholder shall be required for any amendment to the Salient MF Trust Declaration of Trust except (i) as determined by the Trustees in their sole discretion or (ii) as required by federal law including the 1940 Act, but only to the extent so required. However, no amendment shall limit the rights to insurance provided by the Declaration of Trust with respect to any acts or omissions of persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification and advancement referenced in Article VII of this Declaration of Trust with respect to any actions or omissions of persons covered thereby prior to such amendment. The Salient MF Trust By-Laws may be restated and/or amended at any time, without the approval of the Shareholders, by an instrument in writing signed by, or a resolution of, a majority of the then Board.

Forward Funds

The Trustees may, without any shareholder vote, (a) amend or otherwise supplement the Forward Funds Declaration of Trust by making an amendment, a Forward Funds Declaration of Trust supplemental hereto or an amended and restated trust instrument or (b) amend Schedule A hereto; provided that shareholders shall have the right to vote on any amendment (i) which would affect the voting rights of shareholders granted in the Declaration of Trust or By-Laws, (ii) to the extent it would reduce shareholders’ voting rights, (iii) required to be approved by shareholders by law or by the Forward Funds’ registration statement(s) filed with the SEC, and (iv) submitted to them by the Trustees in their discretion. Any such amendment, having been approved by a majority of the Trustees then holding office, shall become effective, unless otherwise provided by such Trustees, upon approval. The Forward Funds By-Laws may be amended, supplemented or repealed at any Regular or Special Meeting of the Board of Trustees.

New Funds

UMT’s Declaration of Trust provides broad flexibility as to the manner of amending or restating UMT’s Governing Documents. UMT’s Declaration of Trust may be amended or supplemented by the UMT Board in an instrument in writing signed by a majority of Trustees. UMT’s Declaration of Trust explicitly prohibits any amendment that (1) limits the rights to indemnification or insurance for action or omission of Trustees and officers or (2) would impair the exemption from personal liability of the shareholders, Trustees, officers, employees, and agents of UMT or permit assessments upon shareholders (without the express consent of each shareholder or Trustee involved).

The Forward Funds Declaration of Trust provides specific requirements dictating when shareholder approval is required for an amendment, while the Salient MF Trust and UMT Declarations of Trust only require shareholder approval of amendments where so required by applicable law.

For more information, refer to the Existing Funds’ SAI dated May 1, 2022, which is incorporated by reference into this Combined Proxy Statement/Prospectus and the New Funds’ SAI dated September 30, 2022, which is incorporated by reference into this Combined Proxy Statement/Prospectus.

G.	Capitalization

The following tables show the capitalization of each of the Existing Funds and the New Funds and the pro forma combined capitalization of each of the New Funds on an unaudited basis as of June 30, 2022 as if the Reorganizations had occurred on that date. Prior to the proposed Reorganizations, the New Funds are not expected to have any assets:

	Salient Global Real Estate Fund (Existing Fund)	Shares Outstanding	Net Asset Value Per Share		Westwood Salient Global Real Estate Fund (New Fund)*	Combined: Westwood Salient Global Real Estate Fund (New Fund)
Class A	18,432,649	1,483,515	12.42	A Class Shares	-	18,432,649
Class C	1,398,999	112,882	12.39	C Class Shares	-	1,398,999
Institutional Class	3,158,182	255,357	12.37	Institutional Shares	-	3,825,354
Investor Class	667,172	53,457	12.48		-	-
	23,657,002	1,905,211			-	23,657,002

	Salient Select Income Fund (Existing Fund)				Westwood Salient Select Income Fund (New Fund)*	Combined: Westwood Salient Select Income Fund (New Fund)
Class A	107,861,854	5,665,549	19.04	A Class Shares	-	107,861,854
Class C	8,410,884	456,778	18.41	C Class Shares	-	8,410,884
Institutional Class	125,276,992	6,604,173	18.97	Institutional Shares	-	135,345,566
Investor Class	10,068,574	531,028	18.96		-	-
	251,618,304					251,618,304
	Salient Tactical Growth Fund (Existing Fund)				Westwood Broadmark Tactical Growth Fund (New Fund)*	Combined: Westwood Broadmark Tactical Growth Fund (New Fund)
Class A	20,728,340	807,589	25.67	A Class Shares	-	20,728,340
Class C	8,010,199	336,949	23.77	C Class Shares	-	8,010,199
Institutional Class	236,502,706	8,738,261	27.07	Institutional Shares	-	240,943,663
Investor Class	4,440,957	169,215	26.24		-	-
	269,682,202				-	269,682,202
	Salient MLP & Energy Infrastructure Fund (Existing Fund)				Westwood Salient MLP & Energy Infrastructure Fund (New Fund)*	Combined: Westwood Salient MLP & Energy Infrastructure Fund (New Fund)
Class A	106,867,190	15,790,428	6.77	A Class Shares	-	106,867,190
Class C	16,148,097	2,398,451	6.73	C Class Shares	-	16,148,097
Class I	684,391,408	101,613,638	6.74	Institutional Shares	-	684,391,408
Class R6	30,415,237	4,513,924	6.74	Ultra Shares	-	30,415,237
	837,821,932				-	837,821,932
	Salient Tactical Plus Fund (Existing Fund)				Westwood Broadmark Tactical Plus Fund (New Fund)*	Combined: Westwood Broadmark Tactical Plus Fund (New Fund)
Class A	570,213	48,578	11.74	A Class Shares	-	570,213
Class C	487,911	44,098	11.06	C Class Shares	-	487,911
Class I	31,078,920	2,604,572	11.93	Institutional Shares	-	31,078,920
Class F	40,684,818	3,328,815	12.22	F Class Shares	-	40,684,818
	72,821,862				-	72,821,862

*	Prior to the proposed Reorganization, the New Funds are not expected to have any assets. Immediately following the proposed Reorganization, it is anticipated that each New Fund will have the same NAV and amount of shares outstanding as its corresponding Existing Fund had immediately prior to the Reorganization.

VIII.	VOTING INFORMATION

The Trusts’ Boards have fixed the close of business on September 22, 2022 (the “Record Date”), as the record date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting and at any postponements or adjournments thereof.

Who is asking for my vote?

The Trusts’ Boards are soliciting your vote for a special meeting of the Existing Funds’ shareholders.

Vote Required for each Proposal

Only shareholders of the Existing Funds will vote on the Reorganizations. All shareholders of an Existing Fund will vote together as a single class. Only shareholders of record on the Record Date will be entitled to attend, participate, and/or vote at the Special Meeting. Approval of a Reorganization requires the affirmative vote of a majority of all of the outstanding voting securities of the applicable Existing Fund entitled to vote, as defined under the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of the Existing Fund present or represented by proxy at the Special Meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of the Existing Fund. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. A vote of shareholders of the New Funds is not needed to approve the Reorganization.

How is my proxy being solicited?

The Existing Funds have retained AST Fund Solutions, LLC to assist in the solicitation of proxies, at an estimated cost of $300,000, which will be paid by Westwood or its affiliates. Proxies are expected to be solicited principally by mail but may also be solicited by telephone, facsimile, through the Internet, or other means of communication, including oral communications. Although representatives of AST Fund Solutions, LLC are permitted to answer questions about the voting process and may read any recommendation set forth in this Combined Proxy Statement/Prospectus, they are not permitted to recommend to shareholders how to vote. Proxies may also be solicited by officers, employees, and agents of the Existing Funds’ Advisors. Such solicitations may be by telephone, through the Internet or otherwise.

Any telephonic solicitations will follow procedures reasonably designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholders after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form.

What happens to my proxy once I submit it?

The Trusts’ Boards have named Paul A. Bachtold, Kristen Bayazitoglu, and Stephen W. Leonhardt, or one or more substitutes designated by them, as proxies who are authorized to vote Existing Fund shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke their proxy at any time prior to its use by filing with the applicable Existing Fund a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting may vote at the Special Meeting as described herein, thereby canceling any proxy previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your executed proxy card but do not vote on the proposal, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, the persons named in the enclosed proxy card will vote your shares in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Combined Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Combined Proxy Statement/Prospectus.

Where shares are held of record by more than one person, any co-owner or co-fiduciary may execute the proxy or give authority to an agent, unless the Secretary of the Trust is notified in writing by any co-owner or co-fiduciary that the joinder of more than one is to be required.

Quorum and Tabulation

Each shareholder of the Existing Funds is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. The presence of a 33-1/3% of the aggregate number of outstanding shares of each Existing Fund entitled to vote on the Record Date, in person or represented by proxy, constitutes a quorum of that Existing Fund’s shareholders.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of the Existing Funds and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. Any such adjournment, if submitted to a vote, will require the affirmative vote of the holders of a majority of the shares present in person or by proxy at the session of the meeting to be adjourned.

Broker Non-Votes and Abstention

If a proxy card is properly executed and returned accompanied by instructions to withhold authority (an abstention), the shares represented thereby will be counted as shares present and entitled to vote for purposes of determining whether a quorum is present, but will not be counted as a vote in favor of a Reorganization. Accordingly, abstentions effectively will be a vote against the Reorganization. Ordinarily, broker non-votes, if any, would be counted as shares present and entitled to vote for purposes of determining whether a quorum is present, but would not be counted as a vote in favor of the Reorganization, and accordingly would have the same effect as a vote against the Reorganization. However, because the Reorganizations are considered non-routine items under the rules of the New York Stock Exchange and it is not expected that shareholders will be asked to vote on any proposals considered routine under those rules in connection with the Special Meeting, it is not expected that there will be any broker non-votes in connection with the Special Meeting.

Can shareholders submit proposals for a future shareholder meeting?

Existing Funds

The Existing Funds are not required to, and do not, hold annual meetings. Nonetheless, the Board of Trustees of an Existing Fund may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the Declaration of Trust and By-Laws of the Trust. Shareholders of the Existing Funds who wish to present a proposal for action at a future meeting should submit a written proposal to the Trust for inclusion in a future proxy statement. Submission of a proposal does not necessarily mean that such proposal will be included in the Existing Fund’s proxy statement since inclusion in the proxy statement is subject to compliance with certain federal regulations. Shareholders retain the right to request that a meeting of the shareholders be held for the purpose of considering matters requiring shareholder approval.

New Funds

As an Ohio business trust, UMT does not intend to, and is not required to hold annual meetings of shareholders, except under certain limited circumstances. The UMT Board does not believe a formal process for shareholders to send proposal communications to the UMT Board is appropriate due to the infrequency of shareholder communications to the UMT Board. Under the proxy rules of the SEC, shareholder proposals may, under certain conditions, be included in UMT’s proxy statement and proxy for a particular meeting. Under these rules, proposals submitted for inclusion in UMT’s proxy materials must be received by UMT within a reasonable time before the solicitation is made. The fact that UMT receives a shareholder proposal in a timely manner does not insure its inclusion in the its proxy materials, because there are other requirements in the proxy rules relating to such inclusion. Annual meetings of shareholders of the New Funds are not required as long as there is no particular requirement under the 1940 Act, which must be met by convening such a shareholder meeting.

Share Ownership

Shareholders of record of each Existing Fund as of the Record Date will be entitled to one vote for each share (and a fractional vote for each fractional share) held by such shareholder on the Record Date. As of the Record Date, the following numbers of shares of each class of each Existing Fund were issued and outstanding:

Fund Name	Class	Number of Shares Outstanding
Salient Global Real Estate Fund	Class A	1473581.03
Salient Global Real Estate Fund	Class C	102122.98
Salient Global Real Estate Fund	Investor Class	31204.30
Salient Global Real Estate Fund	Institutional Class	233813.45
Salient Select Income Fund	Class A	5556509.23
Salient Select Income Fund	Class C	407003.10
Salient Select Income Fund	Investor Class	441461.39
Salient Select Income Fund	Institutional Class	6464616.78
Salient Tactical Growth Fund	Class A	820605.78
Salient Tactical Growth Fund	Class C	322111.35
Salient Tactical Growth Fund	Investor Class	657495.56
Salient Tactical Growth Fund	Institutional Class	8851117.73
Salient MLP & Energy Infrastructure Fund	Class A	33827150.04
Salient MLP & Energy Infrastructure Fund	Class C	2273471.60
Salient MLP & Energy Infrastructure Fund	Class I	106394140.40
Salient MLP & Energy Infrastructure Fund	Class R6	4453602.69
Salient Tactical Plus Fund	Class A	47968.58
Salient Tactical Plus Fund	Class C	43978.52
Salient Tactical Plus Fund	Class I	2651909.31
Salient Tactical Plus Fund	Class F	3335359.71

Shareholders of record of each Existing Fund who owned five percent or more of the shares of the Existing Fund as of the Record Date are set forth on Appendix D to this Combined Proxy Statement/Prospectus.

IX.	LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganizations and the issuance of shares of the New Funds will be passed upon by Kilpatrick, Townsend & Stockton LLP.

X.	EXPERTS

The financial statements of the Existing Funds incorporated into this Combined Proxy Statement/Prospectus by reference from the Existing Funds’ Annual Report on Form N-CSR for the fiscal year ended December 31, 2021 have been audited by KPMG LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Because the New Funds will not be in operation until after the Reorganizations, there are currently no financial statements for the New Funds.

XI.	INFORMATION FILED WITH THE SEC

Copies of the Existing Funds’ documents are available upon request and without charge by writing to the applicable Existing Fund at Salient MF Trust, 4265 San Felipe, 8th Floor, Houston, Texas 77027 for the Salient Global Real Estate Fund, Salient Select Income Fund and Salient Tactical Growth Fund, or Salient FF Funds, 244 California Street, Suite 200, San Francisco, California 94111 for the Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund, or by calling 866-667-9228 or 1-800-999-6809, respectively. Free copies of these Existing Funds documents are also available at www.salientpartners.com.

Documents that relate to the New Funds are available, without charge, by writing to Westwood Funds, P.O. Box 541150, Omaha, NE 68154, or by calling 1-877-FUND-WHG (1-877-386-3944). Free copies of these New Funds documents are also available at www.westwoodfunds.com.

The Existing Funds and the New Funds are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and, in accordance therewith, each files reports, proxy materials, and other information relating to the Existing Funds and the New Funds, respectively, with the SEC. Reports, proxy and information statements, and other information filed by the Existing Funds and the New Funds can be obtained by calling or writing the Existing Funds or New Funds and can also be accessed from the SEC’s website at www.sec.gov.

PROXY	PROXY

FORWARD FUNDS

244 California Street, Suite 200

San Francisco, California 94111

SALIENT MF TRUST

4265 San Felipe, 8th Floor

Houston, Texas 77027

VOTER PROFILE:
Voter ID:	Security ID:
Shares to Vote:	Household ID:

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

CONTROL NUMBER:

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE

Vote on the internet
Go to the website below and enter your control number or simply use your camera on yoursmart phone to scan this QR code. Internet voting is available 24 hours a day.
vote.proxyonline.com

Vote by phone
Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative.
(866) 416-0565 Toll Free

Vote by mail
Mail your signed and voted proxy back in the postage paid envelope provided.
Postage-Paid Envelope

Salient Global Real Estate Fund

A Series of

Forward Funds

Proxy for A Special Meeting of Shareholders to be held on November 4, 2022

The undersigned, revoking prior proxies, hereby nominates, constitutes and appoints each of Paul A. Bachtold, Kristen Bayazitoglu, and Stephen W. Leonhardt as attorneys-in-fact, agent and proxy of the undersigned, with full power of substitution, to vote all the shares of the Salient Global Real Estate Fund (the “Fund”), a series of Forward Funds (the “Trust”), which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on November 4, 2022, at 10:00 a.m. Central Time, at the principal office of the Fund, 4265 San Felipe, 8th Floor, Houston, Texas 77027 (the “Special Meeting”), or at any adjournment or postponement thereof, as fully and with the same force and effect as the undersigned might or could do if personally present as indicated herein, and in their discretion upon any other business that may properly come before the Special Meeting and any and all adjournments or postponements thereof. The undersigned acknowledges receipt of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on November 4, 2022. The proxy material for the Special Meeting is available at: https://vote.proxyonline.com/Westwood/docs/Salient_N14.pdf

Questions? If you have any questions about how to vote your proxy or about the Special Meeting, please call (866) 416-0565 toll free. Representatives are available to assist you Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Salient Global Real Estate Fund

Note: Please sign this proxy exactly as your name or names appear hereon. Each joint owner should sign. Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

PROXY CARD

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

This proxy is solicited on behalf of the Board of Trustees, and the proposal (set forth below) has been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

The Board of Trustees of the Fund (the “Board”), including the Independent Trustees, recommends that you vote FOR approval of the reorganization.

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:		FOR	AGAINST	ABSTAIN

1.	To approve the Agreement and Plan of Reorganization, which provides for the reorganization of the Salient Global Real Estate Fund into the Westwood Salient Global Real Estate Fund, a newly created series of Ultimus Managers Trust.	○	○	○
2.	To transact such other business as may properly come before the Special Meeting or any adjournment or postponement thereof.

PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE OR VOTE BY USING ANY OF THE OTHER CONVENIENT OPTIONS ON THE FRONT SIDE OF THIS PROXY CARD.

THANK YOU FOR VOTING.

Mail ID:	CUSIP:

VOTER PROFILE:
Voter ID:	Security ID:
Shares to Vote:	Household ID:

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

CONTROL NUMBER:

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE

Vote on the internet
Go to the website below and enter your control number or simply use your camera on yoursmart phone to scan this QR code. Internet voting is available 24 hours a day.
vote.proxyonline.com

Vote by phone
Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative.
(866) 416-0565 Toll Free

Vote by mail
Mail your signed and voted proxy back in the postage paid envelope provided.
Postage-Paid Envelope

Salient Select Income Fund

A Series of

FORWARD FUNDS

Proxy for A Special Meeting of Shareholders to be held on November 4, 2022

The undersigned, revoking prior proxies, hereby nominates, constitutes and appoints each of Paul A. Bachtold, Kristen Bayazitoglu, and Stephen W. Leonhardt as attorneys-in-fact, agent and proxy of the undersigned, with full power of substitution, to vote all the shares of the Salient Select Income Fund (the “Fund”), a series of Forward Funds (the “Trust”), which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on November 4, 2022, at 10:00 a.m. Central Time, at the principal office of the Fund, 4265 San Felipe, 8th Floor, Houston, Texas 77027 (the “Special Meeting”), or at any adjournment or postponement thereof, as fully and with the same force and effect as the undersigned might or could do if personally present as indicated herein, and in their discretion upon any other business that may properly come before the Special Meeting and any and all adjournments or postponements thereof. The undersigned acknowledges receipt of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on November 4, 2022. The proxy material for the Special Meeting is available at: https://vote.proxyonline.com/Westwood/docs/Salient_N14.pdf

Questions? If you have any questions about how to vote your proxy or about the Special Meeting, please call (866) 416-0565 toll free. Representatives are available to assist you Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Salient Select Income Fund

Note: Please sign this proxy exactly as your name or names appear hereon. Each joint owner should sign. Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

PROXY CARD

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

This proxy is solicited on behalf of the Board of Trustees, and the proposal (set forth below) has been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

The Board of Trustees of the Fund (the “Board”), including the Independent Trustees, recommends that you vote FOR approval of the reorganization.

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:		FOR	AGAINST	ABSTAIN

1.	To approve the Agreement and Plan of Reorganization, which provides for the reorganization of the Salient Select Income Fund into the Westwood Salient Select Income Fund, a newly created series of Ultimus Managers Trust.	○	○	○
2.	To transact such other business as may properly come before the Special Meeting or any adjournment or postponement thereof.

PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE OR VOTE BY USING ANY OF THE OTHER CONVENIENT OPTIONS ON THE FRONT SIDE OF THIS PROXY CARD.

THANK YOU FOR VOTING.

Mail ID:	CUSIP:

VOTER PROFILE:
Voter ID:	Security ID:
Shares to Vote:	Household ID:

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

CONTROL NUMBER:

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE

Vote on the internet
Go to the website below and enter your control number or simply use your camera on yoursmart phone to scan this QR code. Internet voting is available 24 hours a day.
vote.proxyonline.com

Vote by phone
Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative.
(866) 416-0565 Toll Free

Vote by mail
Mail your signed and voted proxy back in the postage paid envelope provided.
Postage-Paid Envelope

Salient Tactical Growth Fund

A Series of

FORWARD FUNDS

Proxy for A Special Meeting of Shareholders to be held on November 4, 2022

The undersigned, revoking prior proxies, hereby nominates, constitutes and appoints each of Paul A. Bachtold, Kristen Bayazitoglu, and Stephen W. Leonhardt as attorneys-in-fact, agent and proxy of the undersigned, with full power of substitution, to vote all the shares of the Salient Tactical Growth Fund (the “Fund”), a series of Forward Funds (the “Trust”), which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on November 4, 2022, at 10:00 a.m. Central Time, at the principal office of the Fund, 4265 San Felipe, 8th Floor, Houston, Texas 77027 (the “Special Meeting”), or at any adjournment or postponement thereof, as fully and with the same force and effect as the undersigned might or could do if personally present as indicated herein, and in their discretion upon any other business that may properly come before the Special Meeting and any and all adjournments or postponements thereof. The undersigned acknowledges receipt of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on November 4, 2022. The proxy material for the Special Meeting is available at: https://vote.proxyonline.com/Westwood/docs/Salient_N14.pdf

Questions? If you have any questions about how to vote your proxy or about the Special Meeting, please call (866) 416-0565 toll free. Representatives are available to assist you Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Salient Tactical Growth Fund

Note: Please sign this proxy exactly as your name or names appear hereon. Each joint owner should sign. Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

PROXY CARD

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

This proxy is solicited on behalf of the Board of Trustees, and the proposal (set forth below) has been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

The Board of Trustees of the Fund (the “Board”), including the Independent Trustees, recommends that you vote FOR approval of the reorganization.

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:		FOR	AGAINST	ABSTAIN

1.	To approve the Agreement and Plan of Reorganization, which provides for the reorganization of the Salient Tactical Growth Fund into the Westwood Broadmark Tactical Growth Fund, a newly created series of Ultimus Managers Trust.	○	○	○
2.	To transact such other business as may properly come before the Special Meeting or any adjournment or postponement thereof.

PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE OR VOTE BY USING ANY OF THE OTHER CONVENIENT OPTIONS ON THE FRONT SIDE OF THIS PROXY CARD.

THANK YOU FOR VOTING.

Mail ID:	CUSIP:

VOTER PROFILE:
Voter ID:	Security ID:
Shares to Vote:	Household ID:

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

CONTROL NUMBER:

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE

Vote on the internet
Go to the website below and enter your control number or simply use your camera on yoursmart phone to scan this QR code. Internet voting is available 24 hours a day.
vote.proxyonline.com

Vote by phone
Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative.
(866) 416-0565 Toll Free

Vote by mail
Mail your signed and voted proxy back in the postage paid envelope provided.
Postage-Paid Envelope

Salient MLP & Energy Infrastructure Fund

A Series of

Salient MF Trust

Proxy for A Special Meeting of Shareholders to be held on November 4, 2022

The undersigned, revoking prior proxies, hereby nominates, constitutes and appoints each of Paul A. Bachtold, Kristen Bayazitoglu, and Stephen W. Leonhardt as attorneys-in-fact, agent and proxy of the undersigned, with full power of substitution, to vote all the shares of the Salient MLP & Energy Infrastructure Fund (the “Fund”), a series of Salient MF Trust (the “Trust”), which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on November 4, 2022, at 10:00 a.m. Central Time, at the principal office of the Fund, 4265 San Felipe, 8th Floor, Houston, Texas 77027 (the “Special Meeting”), or at any adjournment or postponement thereof, as fully and with the same force and effect as the undersigned might or could do if personally present as indicated herein, and in their discretion upon any other business that may properly come before the Special Meeting and any and all adjournments or postponements thereof. The undersigned acknowledges receipt of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on November 4, 2022. The proxy material for the Special Meeting is available at: https://vote.proxyonline.com/Westwood/docs/Salient_N14.pdf

Questions? If you have any questions about how to vote your proxy or about the Special Meeting, please call (866) 416-0565 toll free. Representatives are available to assist you Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Salient MLP & Energy Infrastructure Fund

Note: Please sign this proxy exactly as your name or names appear hereon. Each joint owner should sign. Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

PROXY CARD

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

This proxy is solicited on behalf of the Board of Trustees, and the proposal (set forth below) has been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

The Board of Trustees of the Fund (the “Board”), including the Independent Trustees, recommends that you vote FOR approval of the reorganization.

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:		FOR	AGAINST	ABSTAIN

1.	To approve the Agreement and Plan of Reorganization, which provides for the reorganization of the Salient MLP & Energy Infrastructure Fund into the Westwood Salient MLP & Energy Infrastructure Fund, a newly created series of Ultimus Managers Trust.	○	○	○
2.	To transact such other business as may properly come before the Special Meeting or any adjournment or postponement thereof.

PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE OR VOTE BY USING ANY OF THE OTHER CONVENIENT OPTIONS ON THE FRONT SIDE OF THIS PROXY CARD.

THANK YOU FOR VOTING.

Mail ID:	CUSIP:

VOTER PROFILE:
Voter ID:	Security ID:
Shares to Vote:	Household ID:

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

CONTROL NUMBER:

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE

Vote on the internet
Go to the website below and enter your control number or simply use your camera on yoursmart phone to scan this QR code. Internet voting is available 24 hours a day.
vote.proxyonline.com

Vote by phone
Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative.
(866) 416-0565 Toll Free

Vote by mail
Mail your signed and voted proxy back in the postage paid envelope provided.
Postage-Paid Envelope

Salient Tactical Plus Fund

A Series of

Salient MF Trust

Proxy for A Special Meeting of Shareholders to be held on November 4, 2022

The undersigned, revoking prior proxies, hereby nominates, constitutes and appoints each of Paul A. Bachtold, Kristen Bayazitoglu, and Stephen W. Leonhardt as attorneys-in-fact, agent and proxy of the undersigned, with full power of substitution, to vote all the shares of the Salient Tactical Plus Fund (the “Fund”), a series of Salient MF Trust (the “Trust”), which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on November 4, 2022, at 10:00 a.m. Central Time, at the principal office of the Fund, 4265 San Felipe, 8th Floor, Houston, Texas 77027 (the “Special Meeting”), or at any adjournment or postponement thereof, as fully and with the same force and effect as the undersigned might or could do if personally present as indicated herein, and in their discretion upon any other business that may properly come before the Special Meeting and any and all adjournments or postponements thereof. The undersigned acknowledges receipt of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on November 4, 2022. The proxy material for the Special Meeting is available at: https://vote.proxyonline.com/Westwood/docs/Salient_N14.pdf

Questions? If you have any questions about how to vote your proxy or about the Special Meeting, please call (866) 416-0565 toll free. Representatives are available to assist you Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Salient Tactical Plus Fund

Note: Please sign this proxy exactly as your name or names appear hereon. Each joint owner should sign. Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

PROXY CARD

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

This proxy is solicited on behalf of the Board of Trustees, and the proposal (set forth below) has been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

The Board of Trustees of the Fund (the “Board”), including the Independent Trustees, recommends that you vote FOR approval of the reorganization.

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:		FOR	AGAINST	ABSTAIN

1.	To approve the Agreement and Plan of Reorganization, which provides for the reorganization of the Salient Tactical Plus Fund into the Westwood Broadmark Tactical Plus Fund, a newly created series of Ultimus Managers Trust.	○	○	○
2.	To transact such other business as may properly come before the Special Meeting or any adjournment or postponement thereof.

PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE OR VOTE BY USING ANY OF THE OTHER CONVENIENT OPTIONS ON THE FRONT SIDE OF THIS PROXY CARD.

THANK YOU FOR VOTING.

Mail ID:	CUSIP:

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of September 29, 2022, among Ultimus Managers Trust, an Ohio business trust, with its principal place of business at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 (“Acquiring Fund Trust”), on behalf of each segregated portfolio of assets (“series”) thereof listed under the heading “Acquiring Funds” on Schedule A attached hereto (“Schedule A”) (each, an “Acquiring Fund”); Forward Funds, a Delaware statutory trust, with its principal place of business at 4265 San Felipe, Houston, Texas 77027 (“Forward Funds”), on behalf of each of its series listed under the heading “Acquired Funds” on Schedule A (each, a “Forward Funds Acquired Fund”); Salient MF Trust, a Delaware statutory trust, with its principal place of business at 4265 San Felipe, Houston, Texas 77027 (“Salient MF Trust”), on behalf of each of its series listed under the heading “Acquired Funds” on Schedule A (each, a “Salient Acquired Fund”; each Forward Funds Acquired Fund and Salient Acquired Fund being sometimes referred to herein as an “Acquired Fund”); solely for purposes of paragraphs 3.4, 5.9, 6 and 11.1 Westwood Management Corp. (“Westwood”), investment advisor to Acquiring Fund and, following the Closing (as defined below), expected to become investment advisor to Acquired Fund as listed on Schedule B (“Schedule B”); solely for purposes of paragraphs 3.4, 5.9, 6 and 11.1 Salient Advisors, L.P. (“Salient Advisors”), investment advisor to Acquiring Fund and Acquired Fund as listed on Schedule B; solely for purposes of paragraphs 3.4, 5.9, 6 and 11.1 Forward Management, LLC (“Forward Management”), investment advisor to Acquired Fund as listed on Schedule B; solely for purposes of paragraphs 3.4, 5.9, 6 and 11.1 Salient Capital Advisors, L.P. (“Salient Capital”), investment advisor to Acquired Fund as listed on Schedule B; and solely for purposes of paragraphs 3.4, 5.9, 6 and 11.1 Broadmark Asset Management, LLC (“Broadmark”) investment sub-advisor to Acquiring Fund and Acquired Fund as listed on Schedule B. (The Acquiring Fund Trust, Forward Funds and Salient MF Trust are each sometimes referred to herein as “Investment Companies”, and each an “Investment Company”; Forward Funds and Salient MF Trust are each sometimes referred to herein as an “Acquired Fund Trust” and each Acquiring Fund and Acquired Fund is sometimes referred to herein as a “Fund”; and Westwood, Salient Advisors, Forward Management, Salient Capital, and Broadmark are each sometimes referred to herein as an “Advisor” and collectively as “Advisors”). Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, representations, warranties, actions, and obligations of and by each Fund, and of and by the Investment Company of which that Fund is a series, on its behalf, shall be the agreements, covenants, representations, warranties, actions, and obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series on that Fund’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by a Fund or Investment Company of its agreements, covenants, representations, warranties, actions, and obligations set forth herein.

The Investment Companies wish to effect five separate reorganizations described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). Each reorganization will involve an Acquired Fund changing its identity, form, and place of organization -- by converting from a series of an Acquired Fund Trust to a series of the Acquiring Fund Trust -- by (1) transferring all its assets to the Acquiring Fund listed on Schedule A opposite its name (“corresponding Acquiring Fund”) (which is being established solely for the purpose of acquiring those assets and continuing Acquired Fund’s business) in exchange solely for voting shares of beneficial interest (“shares”) in Acquiring Fund and Acquiring Fund’s assumption of all of Acquired Fund’s Liabilities (defined below), (2) distributing those shares pro rata to that Acquired Fund’s shareholders in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) terminating that Acquired Fund, all on the terms and conditions set forth herein (each of the foregoing transactions being referred to herein collectively as the “Reorganization”). The consummation of one Reorganization is not contingent on the consummation of any other Reorganization. (For convenience, the balance of this Agreement (except as otherwise indicated) refers to only a single Reorganization, one Acquired Fund, one Acquiring Fund and one Advisor, but the terms and conditions hereof apply separately to each Reorganization and the Funds participating therein and separately to each Advisor and the Funds for which its serve as investment advisor.)

Each Investment Company’s board of trustees (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of the Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on its Fund’s behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of the Fund that is a series thereof and, in the case of Acquired Fund, that the interests of the existing shareholders thereof will not be diluted as a result of the applicable Reorganization.

Each Acquired Fund currently offers multiple classes of shares as set forth on Schedule A (“Acquired Fund Shares”). Each Acquiring Fund will have multiple classes of shares as set forth on Schedule A (“Acquiring Fund Shares”). The class of Acquiring Fund Shares to be issued by an Acquiring Fund to its corresponding Acquired Fund pursuant to Section 1.1(a) below with respect to a particular class of Acquired Fund Shares (the “corresponding share class”) is also set forth on Schedule A.

In consideration of the mutual promises contained herein, the Investment Companies agree as follows:

1.	PLAN OF REORGANIZATION AND TERMINATION

1.1. Subject to the requisite approval of Acquired Fund’s shareholders and the terms and conditions set forth herein, Acquired Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Fund. In exchange therefor, Acquiring Fund shall:

(a)	issue and deliver to Acquired Fund the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Acquiring Fund Shares of each class of Acquiring Fund Shares, at no par value, equal to the number of full and fractional Acquired Fund Shares of the corresponding share class then outstanding, and

(b)	assume all of Acquired Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2 The Assets shall consist of all assets and property of every kind and nature -- including, without limitation, all cash, cash equivalents, securities, commodities, futures interests, receivables (including, without limitation, interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, tax carryovers, and books and records -- Acquired Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Acquired Fund’s books at that time; and Acquired Fund has no unamortized or unpaid fees or expenses that have not previously been disclosed in writing to Acquiring Fund Trust.

1.3 The Liabilities shall consist of all of Acquired Fund’s known liabilities, debts, obligations, and duties existing at the Effective Time, contingent, accrued, or otherwise, excluding Reorganization Expenses (as defined in paragraph 3.1(aa)) borne by Acquired Fund’s Advisor and Acquiring Fund’s Advisor pursuant to paragraph 6. Notwithstanding the foregoing, Acquired Fund shall endeavor to discharge all its known liabilities, debts, obligations, and duties that are or will become due before the Effective Time, other than those debts, obligations, and duties under this Agreement incurred in the ordinary course of business that are associated with assets of the Acquired Fund to be transferred to the Acquiring Fund, prior to Closing. Any such liabilities incurred prior to Closing in the ordinary course of business that are associated with the assets of the Acquired Fund to be transferred to the Acquiring Fund, and are not so discharged and are still existing at Closing, shall be assumed by the Acquiring Fund.

1.4 At or before the Closing, Acquiring Fund shall redeem the Initial Share (as defined in paragraph 5.5) for the amount at which it is issued pursuant to paragraph 5.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Acquired Fund shall distribute all the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Acquired Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Acquired Fund for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by Acquiring Fund Trust’s transfer agent’s opening accounts on Acquiring Fund’s shareholder records in the Shareholders’ names and transferring those Acquiring Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund Shares of the appropriate share class due that Shareholder (i.e., the account for each Shareholder that holds Acquired Fund Shares shall be credited with the respective pro rata number of full and fractional Acquiring Fund of the appropriate share class due that Shareholder). The aggregate net asset value (“NAV”) of Acquiring Fund Shares to be credited to a Shareholder’s account shall equal the aggregate NAV of the Acquired Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Acquired Fund Shares, including any represented by certificates, shall simultaneously be canceled on Acquired Fund’s shareholder records. Acquiring Fund Trust shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

1.5 All computations of value of Acquired Fund, including NAV calculations at the Effective Time, shall be made by Ultimus Fund Solutions, LLC (“Ultimus”) using the valuation procedures established by Acquired Fund Trust’s board of trustees, which are consistent with the valuation procedures described in Acquired Fund’s most recent prospectus(es) and statement of additional information, for determining NAV.

1.6 Any transfer taxes payable on the issuance and transfer of Acquiring Fund Shares in a name other than that of the registered holder on Acquired Fund’s shareholder records of the Acquired Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7 Any reporting responsibility of Acquired Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

1.8 After the Effective Time, Acquired Fund shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Acquired Fund shall be terminated as a series of Acquired Fund Trust and (b) Acquired Fund Trust shall make any and all filings and take any and all other actions in connection therewith that may be necessary or proper to effect a complete liquidation and termination of Acquired Fund.

2.	CLOSING AND EFFECTIVE TIME

2.1 Unless the Investment Companies agree otherwise in writing, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on November 18, 2022 (“Effective Time”). The Closing shall be held at Acquiring Fund Trust’s offices or at such other place as to which the Investment Companies agree.

2.2 Acquired Fund Trust shall cause the custodian of Acquired Fund’s assets (“Old Custodian”) (a) to make Acquired Fund’s portfolio securities available to Acquiring Fund Trust (or to its custodian (“New Custodian”), if Acquiring Fund Trust so directs), for examination, no later than five business days preceding the Effective Time, it being understood that such holdings may change prior to the Effective Time, and (b) to transfer and deliver the Assets at the Effective Time to the New Custodian for Acquiring Fund’s account, as follows: (1) duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers, (2) by book entry, in accordance with the Old Custodian’s customary practices and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which Acquired Fund’s assets are deposited, in the case of Acquired Fund’s portfolio securities and instruments deposited with those depositories, and (3) by wire transfer of federal funds in the case of cash. Acquired Fund Trust shall also direct the Old Custodian to deliver at the Closing a certificate of an authorized officer (“Certificate”) (a) stating that pursuant to proper instructions provided to the Old Custodian by Acquired Fund Trust, the Old Custodian has delivered all of Acquired Fund’s portfolio securities, cash, and other Assets to the New Custodian for Acquiring Fund’s account and (b) attaching a schedule setting forth information (including adjusted basis and holding period, by lot) concerning the Assets. The New Custodian shall certify to Acquiring Fund Trust that such information, as reflected on Acquiring Fund’s books immediately after the Effective Time, does or will conform to that information as so certified by the Old Custodian. The Acquiring Fund hereby agrees to keep any portfolio securities information provided prior to the Effective Time confidential and to share such information only as set forth in paragraph 11.1 below.

2.3 Acquired Fund Trust shall deliver, or shall direct its transfer agent to deliver, to Acquiring Fund Trust at the Closing a Certificate, certified by Acquired Fund Trust’s Secretary or Assistant Secretary or by its transfer agent, as applicable, listing (a) the Shareholders’ names and addresses, (b) the number of full and fractional outstanding Acquired Fund Shares each such Shareholder owns, identifying which shares are represented by outstanding certificates and which by book-entry accounts, (c) the dividend reinvestment elections, if any, applicable to each Shareholder, and (d) the backup withholding and nonresident alien withholding certifications, notices, or records on file with Acquired Fund Trust with respect to each Shareholder, all at the Effective Time. Acquiring Fund Trust shall direct its transfer agent to deliver to Acquired Fund Trust at or as soon as reasonably practicable after the Closing a Certificate as to the opening of accounts on Acquiring Fund’s shareholder records in the names of the listed Shareholders and a confirmation, or other evidence satisfactory to Acquired Fund Trust, that the Acquiring Fund Shares to be credited to Acquired Fund at the Effective Time have been credited to Acquired Fund’s account on those records at that time and thereafter transferred to the Shareholders’ accounts in accordance with paragraph 1.4.

2.4 Acquired Fund Trust shall deliver to Acquiring Fund Trust and Acquiring Fund’s Advisor, within five days before the Closing, it being understood that such holdings may change prior to the Effective Time, a Certificate listing each security, by name of issuer and number of shares, that is being carried on Acquired Fund’s books at values provided by an authorized pricing vendor for Acquired Fund.

2.5 If requested by Acquiring Fund Trust, Acquired Fund Trust shall direct ALPS Fund Services, Inc., Acquired Fund’s administrator (“AFS”), and other applicable service providers to deliver at the Closing all work papers and supporting statements related to financial statements and tax returns, including those related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income Taxes,” FASB Interpretation No. 48, July 13, 2006), pertaining to Acquired Fund (collectively, “Work Papers”) for all fiscal and taxable periods ended on or before December 31, 2021 and, if relevant, for the period from December 31, 2021 through the Effective Time.

2.6 At the Closing, each Investment Company shall deliver to the other (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests and (b) a Certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3.	REPRESENTATIONS AND WARRANTIES

3.1 Acquired Fund Trust, on Acquired Fund’s behalf, represents and warrants to Acquiring Fund Trust, on Acquiring Fund’s behalf, as follows:

(a) Acquired Fund Trust (1) is Delaware business trust that is duly created, validly existing, and in good standing under the laws of the State of Delaware, governed, in the case of Forward Funds, by its Amended and Restated Agreement and Declaration of Trust effective June 9, 2005, as amended on July 31, 2018 (“Forward Funds Declaration”) and, in the case of Salient MF Trust, by its Agreement and Declaration of Trust dated as of November 15, 2011 (“Salient MF Trust Declaration”) (each of the Forward Funds Declaration and the Salient MF Trust Declaration being sometimes referred to as a “Declaration of Trust”), (copies of which Acquired Fund Trust has furnished to Acquiring Fund Trust), (2) is duly registered under the 1940 Act as an open-end management investment company, (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A, and (4) has claimed classification as an association taxable as a corporation and has never elected otherwise;

(b) Acquired Fund is a duly established and designated series of Acquired Fund Trust;

(c) Acquired Fund Trust’s execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of its Board; and this Agreement constitutes a valid and legally binding obligation of Acquired Fund Trust, with respect to Acquired Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) At the Effective Time, Acquired Fund Trust will have good and marketable title to the Assets for Acquired Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted as to resale by their terms); and on delivery and payment for the Assets, Acquiring Fund Trust, on Acquiring Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”).

(e) Acquired Fund Trust, with respect to Acquired Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of federal securities laws (including, without limitation, the 1933 Act and the 1940 Act), Delaware law, Acquired Fund Trust’s Declaration of Trust, or Acquired Fund Trust’s by-laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Acquired Fund Trust, on Acquired Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Acquired Fund Trust, on Acquired Fund’s behalf, is a party or by which it is bound;

(f) At or before the Effective Time, either (1) all material contracts and other commitments of or applicable to Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provisions for discharge and/or Acquiring Fund’s assumption of any liabilities of Acquired Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Acquired Fund Trust may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently known to be pending or, to Acquired Fund Trust’s knowledge, threatened against Acquired Fund Trust, with respect to Acquired Fund or any of its properties or assets attributable or allocable to Acquired Fund, that, if adversely determined, would materially and adversely affect Acquired Fund’s financial condition or the conduct of its business; and Acquired Fund Trust, on Acquired Fund’s behalf, knows of no facts that might form the basis for the institution of any such material litigation, proceeding, action, or investigation and is not known to be a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquired Fund’s business or Acquired Fund Trust’s ability to consummate the transactions contemplated hereby;

(h) Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that are shown as belonging to it on its statement of assets and liabilities as of December 31, 2021 and those incurred in the ordinary course of business as an investment company since such date. Acquired Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2021, have been audited by [__], an independent registered public accounting firm that audits Acquired Fund’s books, and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements (copies of which Acquired Fund Trust has furnished to Acquiring Fund Trust), present fairly, in all material respects, Acquired Fund’s financial condition at their respective dates in accordance with GAAP and the results of its operations and changes in its net assets for the periods then ended, and there are no known contingent liabilities of Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at either such date that are not disclosed therein;

(i) Since December 31, 2021, there has not been any material adverse change in Acquired Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquired Fund of indebtedness maturing more than one year from the date that indebtedness (other than indebtedness incurred in connection with certain investment contracts including options, futures, forward and swap contracts) was incurred; for purposes of this subparagraph, a decline in NAV per Acquired Fund Share due to declines in market values of securities Acquired Fund holds, the discharge of Acquired Fund liabilities, distributions of net investment income and net realized capital gains, changes in portfolio securities, or the redemption of Acquired Fund Shares by its shareholders will not constitute a material adverse change;

(j) All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Acquired Fund required by law to have been filed by the Effective Time (taking into account any properly and timely filed extensions of time to file) have been or will, prior to the Effective Time, be filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof; to the best of Acquired Fund Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns;

(k) Acquired Fund (1) is in compliance in all material respects with all applicable Regulations pertaining to (a) the reporting of dividends and other distributions with respect to, and redemptions of, its shares, (b) withholding in respect thereof, and (c) shareholder basis reporting, (2) has withheld in respect of those dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;

(l) Acquired Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“Service”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquired Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year through the Effective Time), Acquired Fund has met (and for its current taxable year through the Effective Time will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a “regulated investment company” (as defined in section 851(a)(1)) (“RIC”) and has been (and for its current taxable year through the Effective Time will be) eligible to and has computed its federal income tax under section 852; Acquired Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(m) All issued and outstanding Acquired Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Acquired Fund Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Acquired Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Acquired Fund’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 2.3); and Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Fund Shares, nor are there outstanding any securities convertible into any Acquired Fund Shares;

(n) Acquired Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(o) Acquired Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(p) On the date on which they were issued, on the effective date of the Registration Statement (as defined in paragraph 3.3(a)), at the time of the Shareholders Meeting (as defined in paragraph 4.2), and at the Effective Time, Acquired Fund’s current prospectus and statement of additional information did and will (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading (“Untrue Statement or Omission”);

(q) The information to be furnished by Acquired Fund Trust for use in no-action letters, applications for orders, Registration Statement, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and other laws and regulations; and the Registration Statement (other than written information provided by Acquiring Fund Trust for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting, not contain any Untrue Statement or Omission;

(r) The Trust Agreement permits Acquired Fund Trust to vary its Shareholders’ investment; Acquired Fund Trust does not have a fixed pool of assets; and each series thereof (including Acquired Fund) is a managed portfolio of securities, and Acquired Fund’s Advisor has the authority to buy and sell securities for Acquired Fund;

(s) Acquired Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information, except as previously disclosed in writing to Acquiring Fund Trust;

(t) The Acquiring Fund Shares to be delivered to Acquired Fund Trust hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

(u) Acquired Fund’s minute books and similar records made available to Acquiring Fund Trust prior to the execution hereof contain a true and complete record in all material respects of all material action taken at all meetings and by all written consents in lieu of meetings of the shareholders and of its Board and any committees of its Board; Acquired Fund’s shareholder records so made available accurately reflect all record transfers in Acquired Fund’s shares prior to the execution of this Agreement; and any other books and records of Acquired Fund, including performance records, so made available are true and correct in all material respects and contain no material omissions with respect to Acquired Fund’s business and operations;

(v) Acquired Fund Trust has maintained with respect to Acquired Fund, in all material respects, all books and records required of a registered investment company in compliance with the requirements of section 31 of the 1940 Act and rules thereunder, and those books and records are true and correct in all material respects;

(w) Acquired Fund Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act;

(x) Acquired Fund does not have any unamortized or unpaid organizational fees or expenses;

(y) Acquired Fund has not changed its taxable year-end since inception and will not change its taxable year-end prior to the Closing;

(z) None of the compensation received from Acquired Fund, Acquired Fund’s Advisor, or any “affiliated person” (as defined in section 2(a)(3) of the 1940 Act) of or person related to (collectively, an “Affiliate”) either of them (each, an “Acquired Fund Group Member”) by any Shareholder who or that is an employee of or service provider to Acquired Fund will be separate consideration for, or allocable to, any of the Acquired Fund Shares that Shareholder holds; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement with any Acquired Fund Group Member; and the compensation paid to any such Shareholder by any Acquired Fund Group Member will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(aa) No expenses incurred by Acquired Fund or on its behalf in connection with the Reorganization will be paid or assumed by any Acquired Fund Group Member (other than Acquired Fund) or, to Acquired Fund Trust’s knowledge, any other person unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund Shares will be transferred to Acquired Fund or any of its shareholders by any Acquired Fund Group Member or, to Acquired Fund Trust’s knowledge, any other person with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof;

(bb) Immediately following consummation of the Reorganization, Acquiring Fund will hold the same assets and be subject to the same liabilities that Acquired Fund held or was subject to immediately before the Reorganization; and

(cc) Acquired Fund Trust is undertaking the Reorganization for bona fide business purposes (and not a purpose to avoid federal income tax).

3.2 Acquiring Fund Trust, on Acquiring Fund’s behalf, represents and warrants to Acquired Fund Trust, on Acquired Fund’s behalf, as follows:

(a) Acquiring Fund Trust (1) is an unincorporated business trust operating under a written instrument or declaration of trust, the beneficial interest in which is divided into transferable shares, that is duly created, validly existing, and in good standing under the laws of the State of Ohio, and its Amended and Restated Declaration of Trust, dated February 28, 2012 (“Declaration”), is on file with the Secretary of State of Ohio, (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) At the Effective Time, Acquiring Fund will be a duly established and designated series of Acquiring Fund Trust; Acquiring Fund has not commenced operations and will not do so until after the Closing; and, immediately before the Closing, Acquiring Fund will be a shell series of Acquiring Fund Trust, without assets (except the amount paid for the Initial Share if it has not already been redeemed by that time) or liabilities, created for the purpose of acquiring the Assets, assuming the Liabilities, and continuing Acquired Fund’s business;

(c) Acquiring Fund Trust’s execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of its Board; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund Trust, with respect to Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) Before the Closing, there will be no (1) issued and outstanding Acquiring Fund Shares of any class, (2) options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, (3) securities convertible into any Acquiring Fund Shares, or (4) other securities issued by Acquiring Fund, except the Initial Share;

(e) No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f) Acquiring Fund Trust, with respect to Acquiring Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Ohio law, the Declaration or Acquiring Fund Trust’s Bylaws, or any Undertaking to which Acquiring Fund Trust, on Acquiring Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Acquiring Fund Trust, on Acquiring Fund’s behalf, is a party or by which it is bound;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Acquiring Fund Trust’s knowledge, threatened against Acquiring Fund Trust, with respect to Acquiring Fund or any of its properties or assets attributable or allocable to Acquiring Fund, that, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; and Acquiring Fund Trust, on Acquiring Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Fund’s business or Acquiring Fund Trust’s ability to consummate the transactions contemplated hereby;

(h) Acquiring Fund is not (and will not be) classified as a partnership, and instead is (and will be) classified as an association that is taxable as a corporation, for federal tax purposes and either has elected (or will timely elect) the latter classification by filing Form 8832 with the Service or is (and will be) a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Fund has not filed any income tax return and will file its first federal income tax return after the completion of its first taxable year after the Effective Time as a RIC on Form 1120-RIC; until that time, Acquiring Fund will take all steps necessary to ensure that it is eligible and qualifies for taxation as a RIC under Subchapter M; from and after its commencement of operations, Acquiring Fund will be a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such; assuming that Acquired Fund will meet the requirements of Subchapter M for qualification as a RIC for the part of its taxable year through the Effective Time, Acquiring Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and Acquiring Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for each subsequent taxable year;

(i) The Acquiring Fund Shares to be issued and delivered to Acquired Fund, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will at the Effective Time have been duly authorized and duly registered under the federal securities laws, and appropriate notices respecting them will have been duly filed under applicable state securities laws, and (2) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares and will be fully paid and non-assessable by Acquiring Fund Trust;

(j) There is no plan or intention for Acquiring Fund to be terminated, dissolved, or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(k) Immediately after the Effective Time, Acquiring Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(l) The information to be furnished by Acquiring Fund Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and other laws and regulations; and the Registration Statement (other than written information provided by Acquired Fund Trust for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting, not contain any Untrue Statement or Omission;

(m) The Declaration permits Acquiring Fund Trust to vary its shareholders’ investment; Acquiring Fund Trust does not have a fixed pool of assets; and each series thereof (including Acquiring Fund after it commences operations) is (or will be) a managed portfolio of securities, and Acquiring Fund’s Advisor and each investment sub-advisor, if any, thereof have will have the authority to buy and sell securities for the Acquiring Fund;

(n) None of the compensation received from Acquiring Fund, Acquiring Fund’s Advisor, or any Affiliate of either of them (each, a “Acquiring Fund Group Member”) by any Shareholder who or that is an employee of or service provider to Acquired Fund will be separate consideration for, or allocable to, any of the Acquired Fund Shares that Shareholder holds; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement with any Acquiring Fund Group Member; and the compensation paid to any such Shareholder by any Acquiring Fund Group Member will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(o) No expenses incurred by Acquired Fund or on its behalf in connection with the Reorganization will be paid or assumed by any Acquiring Fund Group Member or, to Acquiring Fund Trust’s knowledge, any other person unless those expenses are Reorganization Expenses, and no cash or property other than Acquiring Fund Shares will be transferred to Acquired Fund or any of its shareholders by any Acquiring Fund Group Member or, to Acquiring Fund Trust’s knowledge, any other person with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof;

(p) Immediately following consummation of the Reorganization, the Shareholders will own all the Acquiring Fund Shares and will own those shares solely by reason of their ownership of the Acquired Fund Shares immediately before the Reorganization; and

(q) Acquiring Fund Trust is undertaking the Reorganization for bona fide business purposes (and not a purpose to avoid federal income tax).

3.3 Each Investment Company, on its Fund’s behalf, represents and warrants to the other Investment Company, on its Fund’s behalf, as follows:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on its Fund’s behalf, except for (1) Acquiring Fund Trust’s filing with the Commission of a registration statement on Form N-1A relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto, (2) Acquiring Fund Trust’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and (3) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b) The net asset value of the Acquiring Fund Shares each Shareholder receives will be equal to the net asset value of its Acquired Fund Shares it actually or constructively surrenders in exchange therefor;

(c) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d) The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject; and

(e) The principal purpose of Acquiring Fund’s assumption of the Liabilities is not avoidance of federal income tax on the transaction.

3.4 Each Advisor represents and warrants to each Investment Company that no litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Advisor’s knowledge, threatened against the Advisor, with respect to its business or the Acquired Funds for which it serves or served as investment advisor, that, if adversely determined, would materially and adversely affect the Advisor’s financial condition or the conduct of its business; and the Advisor knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that could materially and adversely affect the Advisor’s business or the Advisor’s ability to fulfil its obligations under this Agreement.

4.	COVENANTS

4.1 Acquired Fund Trust covenants to operate Acquired Fund’s business in the ordinary course between the date hereof and the Effective Time, it being understood that such ordinary course of business will include purchases and sales of portfolio securities and other instruments, sales and redemptions of Acquired Fund Shares, and regular and customary periodic dividends and other distributions.

4.2 Acquired Fund Trust covenants to call and hold a meeting of Acquired Fund’s shareholders to consider and act on this Agreement and to take all other action reasonably necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”).

4.3 Acquired Fund Trust covenants that it will assist Acquiring Fund Trust in obtaining information Acquiring Fund Trust reasonably requests concerning the beneficial ownership of Acquired Fund Shares.

4.4 Acquired Fund Trust covenants that it will turn over its books and records pertaining to Acquired Fund (including all tax books and records and all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to Acquiring Fund Trust at the Closing.

4.5 Each Investment Company covenants to cooperate with the other in preparing the Registration Statement in compliance with applicable federal and state securities laws.

4.6 Each Investment Company covenants that it will, from time to time, as and when reasonably requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), the other Investment Company deems reasonably necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund Trust, on Acquiring Fund’s behalf, title to and possession of all the Assets and assumption of all the Liabilities, and (b) Acquired Fund Trust, on Acquired Fund’s behalf, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.7 Acquiring Fund Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue Acquiring Fund’s operations after the Effective Time.

4.8 Acquired Fund Trust covenants that, as promptly as practicable, but in any case within sixty (60) days, after the Effective Time, it will furnish to Acquiring Fund Trust, in a form reasonably satisfactory thereto, a Certificate stating Acquired Fund’s earnings and profits for federal income tax purposes and any capital loss carryovers and other items that will be carried over to Acquiring Fund pursuant to section 381.

4.9 It is each Investment Company’s intention that the Reorganization will qualify as a “reorganization” (as defined in section 368(a)(1)(F)), and in furtherance thereof, each Investment Company covenants that it will not take any action or cause any action to be taken (including the filing of any tax return) that is inconsistent with that treatment or results in the failure of the Reorganization to so qualify.

4.10 Acquired Fund Trust covenants that it, if requested, will cause AFS and other applicable service providers to deliver to Acquiring Fund Trust all Work Papers for all fiscal and taxable periods ended on or before December 31, 2021, and, if relevant, for the period from December 31, 2021 through the Effective Time no later than the earlier of (a) sixty (60) days after the date of the request or (b) fifteen (15) days after the Effective Time.

4.11 Acquired Fund Trust covenants to make a pro rata distribution of all the Acquiring Fund Shares it receives in the Reorganization to the Shareholders in complete liquidation of Acquired Fund.

4.12 Acquiring Fund Trust covenants that it will engage a transfer agent that will open accounts on Acquiring Fund’s shareholder records in the Shareholders’ names and transferring those Acquiring Fund Shares thereto.

4.13 Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.	CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company and each Advisor contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards and by Acquired Fund’s shareholders at the Shareholders Meeting;

5.2 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each Investment Company’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

5.3 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.4 The Investment Companies shall have received an opinion of Kilpatrick Townsend & Stockton LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (that, notwithstanding paragraph 7, shall survive the Closing), and in separate letters, if Counsel requests, addressed to it (collectively, “Representations”) and the Certificates delivered pursuant to paragraph 2.6(b). The Tax Opinion shall be substantially to the effect that -- based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) -- for federal income tax purposes:

(a) Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities, followed by Acquired Fund’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Acquired Fund Shares and in complete liquidation of Acquired Fund, will qualify as a “reorganization” (as defined in section 368(a)(1)(F)), and each Fund will be “a party to a reorganization” (within the meaning of section 368(b));

(b) Acquired Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Acquired Fund Shares;

(c) Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

(d) Acquiring Fund’s basis in each Asset will be the same as Acquired Fund’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for each Asset will include Acquired Fund’s holding period therefor (except where Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(e) A Shareholder will recognize no gain or loss on the exchange of all its Acquired Fund Shares solely for Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to the Reorganization;

(f) A Shareholder’s aggregate basis in the Acquiring Fund Shares (including fractional shares to which they may be entitled) it receives in the Reorganization will be the same as the aggregate basis in its Acquired Fund Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares (including fractional shares to which they may be entitled) will include, in each instance, its holding period for those Acquired Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

(g) For purposes of section 381, Acquiring Fund will be treated just as Acquired Fund would have been treated if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of Acquired Fund’s taxable year, Acquired Fund’s tax attributes enumerated in section 381(c) will be taken into account by Acquiring Fund as if there had been no Reorganization, and the part of Acquired Fund’s last taxable year that began before the Reorganization will be included in Acquiring Fund’s first taxable year that ends after the Reorganization.

Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting;

5.5 Before the Closing, Acquiring Fund Trust’s Board shall have authorized the issuance of, and Acquiring Fund Trust shall have issued, one Acquiring Fund Share (“Initial Share”) to Acquiring Fund’s Advisor or an affiliate thereof, in consideration of the payment of $10.00 (or other amount that Board determines), to vote on the investment management and sub-advisory contracts and other agreements and plans referred to in paragraph 5.6 as may be required by applicable law and to take whatever action it may be required to take as Acquiring Fund’s sole shareholder;

5.6 Acquiring Fund Trust, on Acquiring Fund’s behalf, shall have entered into, or adopted, as appropriate, an investment management contract, a sub-advisory contract, a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, and other agreements and plans necessary for Acquiring Fund’s operation as a series of an open-end management investment company. Each such contract, plan, and agreement shall have been approved by Acquiring Fund Trust’s Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are Non-Interested Persons thereof and by Acquiring Fund’s Advisor or its affiliate as Acquiring Fund’s sole shareholder; and

5.7 All representations, covenants, and warranties of Acquiring Fund Trust, on Acquiring Fund’s behalf, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Effective Time, with the same force and effect as if made on and as of the Effective Time. Acquiring Fund Trust, on Acquiring Fund’s behalf, shall have delivered to Acquired Fund Trust, on Acquired Fund’s behalf, at the Effective Time a Certificate, in form and substance satisfactory to Acquired Fund Trust and dated as of the Effective Time, to such effect and as to such other matters as Acquired Fund Trust shall reasonably request.

5.8 All representations, covenants, and warranties of Acquired Fund Trust, on Acquired Fund’s behalf, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Effective Time, with the same force and effect as if made on and as of the Effective Time. Acquired Fund Trust, on Acquired Fund’s behalf, shall have delivered to Acquiring Fund Trust, on Acquiring Fund’s behalf, at the Effective Time a Certificate, in form and substance satisfactory to the Acquiring Fund Trust and dated as of the Effective Time, to such effect and as to such other matters as the Acquiring Fund Trust shall reasonably request.

5.9 All representations, covenants, and warranties of Advisors contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Effective Time, with the same force and effect as if made on and as of such Effective Time. Advisors shall have delivered to Acquiring Fund Trust, on Acquiring Fund’s behalf, and Acquired Fund Trust, on Acquired Fund’s behalf, at the Effective Time a Certificate, in form and substance satisfactory to the Acquiring Fund Trust and Acquired Fund Trust and dated as of the Effective Time, to such effect and as to such other matters as the Acquiring Fund Trust and Acquired Fund Trust shall reasonably request.

5.10 At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 5.1 and 5.4) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

6.	EXPENSES

Subject to complying with the representations and warranties contained in paragraphs 3.1(aa) and 3.2(o), Acquired Fund’s Advisor and Acquiring Fund’s Advisor shall be responsible for paying and bear the expenses relating to the Reorganizations (“Expenses of the Reorganizations”) as set forth herein. The first $250,000 of Expenses of the Reorganizations incurred shall be borne by Acquiring Fund’s Advisor, and thereafter, Expenses of the Reorganizations of up to an additional $1,250,000 will be paid 50% by Acquiring Fund’s Advisor and 50% by Acquired Fund’s Advisor; provided, that any Expenses of the Reorganizations in excess of $1,500,000 shall be paid by Acquiring Fund’s Advisor. For purposes of this Agreement, Expenses of the Reorganizations means all fees and expenses relating to (a) the preparation of materials and related proxy solicitation for the approval by the Acquired Fund shareholders and (b) meetings with investment advisers, financial intermediaries or other third parties who vote or influence voting of proxies, including, in either case, (1) legal fees and expenses, (2) project management fees, mailing and tabulation fees, postage fees, solicitation fees and expenses and proxy/prospectus or proxy statement printing costs, (3) audit fees, and (4) fees in connection with blue sky changes. Salient Capital, Salient Advisors, Forward Management and Westwood shall each bear its own Expenses of the Reorganizations not listed above. Each Advisor shall remain liable for the Expenses of the Reorganizations regardless of whether the transactions contemplated hereby occur, and this paragraph 6 shall survive the Closing (notwithstanding anything to the contrary in paragraph 7) and any termination of this Agreement pursuant to paragraph 8. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

7.	ENTIRE AGREEMENT; NO SURVIVAL; CONFIDENTIALITY

Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. Except where otherwise indicated in this Agreement, the representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

8.	TERMINATION

This Agreement may be terminated with respect to the Reorganization at any time at or before the Closing:

8.1 By either the Acquiring Fund Trust or the applicable Acquired Fund Trust (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before February 25, 2023 or such other date as to which the Investment Companies agree; or

8.2 By the applicable Investment Companies’ mutual agreement.

In the event of termination under paragraphs 8.1(c) or (d) or 8.2, neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

9.	AMENDMENTS

The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding Acquired Fund’s shareholders’ approval thereof; provided that following that approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

10.	SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11.	MISCELLANEOUS

11.1 The Investment Companies and Advisors will hold, and will cause their board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other parties, all confidential information obtained from another party in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to a party’s service providers that require such information in connection with the consummation of the transactions contemplated herein and are subject to a duty, contractual or otherwise, to keep such information confidential; (ii) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (iii) if required by court order or decree or applicable law; (iv) if it is publicly available through no act or failure to act of such party; (v) if it was already known to such party on a non-confidential basis on the date of receipt; (vi) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; (vii) as part of any general announcement or similar publicity of the transaction after Closing; (viii) if it is otherwise mutually agreed to between the parties or expressly provided for herein; or (ix) included in any materials that are publicly filed. In the event of a termination of this Agreement, the parties agree that they, along with their board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to any other party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise mutually agreed to between the parties or expressly provided for herein.

11.2 Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

To Forward Funds:

4265 San Felipe, 8th Floor

Houston, Texas 77027

Attn: Paul Bachtold

With a copy (which shall not constitute notice) to:

K&L Gates LLP

One Lincoln Street

Boston, Massachusetts 02111

Attn: George J. Zornada

To Salient MF Trust:

4265 San Felipe, 8th Floor

Houston, Texas 77027

Attn: Paul Bachtold

With a copy (which shall not constitute notice) to:

K&L Gates LLP

One Lincoln Street

Boston, Massachusetts, 02111

Attn: George J. Zornada

To the Acquiring Fund Trust:

Ultimus Managers Trust

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Attn: Todd Heim

With a copy (which shall not constitute notice) to:

Kilpatrick Townsend & Stockton, LLP

4208 Six Forks Road, Suite 1400

Raleigh, North Carolina 27609

Attn: Thomas W. Steed III, Esquire

To Westwood:

200 Crescent Court, Suite 1200,

Dallas, Texas 75201

Attn: Brian Casey, CEO

To Salient Advisors:

4265 San Felipe, 8th Floor

Houston, Texas 77027

Attn: Paul Bachtold

To Forward Management:

4265 San Felipe, 8th Floor

Houston, Texas 77027

Attn: Paul Bachtold

To Salient Capital:

4265 San Felipe, 8th Floor

Houston, Texas 77027

Attn: Paul Bachtold

To Broadmark:

1808 Wedemeyer St. Suite 210

San Francisco, CA 94129

Attn: Christopher Guptill

11.3 This Agreement shall be governed by and construed in accordance with the internal laws of Delaware, without giving effect to principles of conflicts of laws, provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.4 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Acquiring Fund Trust, on Acquiring Fund’s behalf, or Acquired Fund Trust, on Acquired Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.5 Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the applicable Fund, but are only binding on, and enforceable against, its property attributable to and held for the benefit of the applicable Fund (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof. Each Investment Company, in asserting any rights or claims under this Agreement on its or the applicable Fund’s behalf, shall look only to the other applicable Fund’s Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.

11.6 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

[Signatures on following page]

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

Ultimus Managers Trust, on behalf of its series, the Acquiring Funds

By:	/s/ Todd E. Heim

Todd E. Heim
President, Ultimus Managers Trust

Forward Funds, on behalf of its series, the Forward Funds Acquired Funds

By:	/s/ Kristen Bayazitoglu

Salient MF Trust, on behalf of its series, the Salient Acquired Funds

By:	/s/ Kristen Bayazitoglu

Solely for purposes of paragraphs 3.4, 5.9, 6 and 11.1,

Westwood Management Corp

By:	/s/ William R. Hardcastle, Jr.

Salient Advisors, L.P.

By:	/s/ William Enszer

Forward Management, LLC

By:	/s/ William Enszer

Salient Capital Advisors, L.P.

By:	/s/ William Enszer

Broadmark Asset Management, LLC

By:	/s/ William Enszer

SCHEDULE A

ACQUIRED FUNDS		ACQUIRING FUNDS
Series of Forward Funds		Series of Ultimus Managers Trust
Salient Global Real Estate Fund	→	Westwood Salient Global Real Estate Fund
Class A	→	A Class Shares
Class C	→	C Class Shares
Investor Class	→	A Class Shares
Institutional Class	→	Institutional Shares

Salient Select Income Fund	→	Westwood Salient Select Income Fund
Class A	→	A Class Shares
Class C	→	C Class Shares
Investor Class	→	A Class Shares
Institutional Class	→	Institutional Shares

Salient Tactical Growth Fund	→	Westwood Broadmark Tactical Growth Fund
Class A	→	A Class Shares
Class C	→	C Class Shares
Investor Class	→	A Class Shares
Institutional Class	→	Institutional Shares

Series of Salient MF Trust	→	Series of Ultimus Managers Trust
Salient MLP & Energy Infrastructure Fund	→	Westwood Salient MLP & Energy Infrastructure Fund
Class A	→	A Class Shares
Class C	→	C Class Shares
Class I	→	Institutional Shares
Class R6	→	Ultra Shares

Salient Tactical Plus Fund	→	Westwood Broadmark Tactical Plus Fund
Class A	→	A Class Shares
Class C	→	C Class Shares
Class I	→	Institutional Shares
Class F	→	F Class Shares

SCHEDULE B

FUND	ADVISOR/SUB-ADVISOR
Series of Forward Funds
Salient Global Real Estate Fund	Forward Management, LLC
Salient Select Income Fund	Forward Management, LLC
Salient Tactical Growth Fund	Advisor Forward Management, LLC
Sub-Advisor Broadmark Asset Management, LLC

Series of Salient MF Trust
Salient MLP & Energy Infrastructure Fund	Salient Capital Advisors, L.P.
Salient Tactical Plus Fund	Advisor Salient Advisors, L.P.
Sub-Advisor Broadmark Asset Management, LLC

Ultimus Managers Trust
Westwood Salient Global Real Estate Fund	Westwood Management Corp.
Westwood Salient Select Income Fund	Westwood Management Corp.
Westwood Broadmark Tactical Growth Fund	Advisor Westwood Management Corp.
Sub-Advisor Broadmark Asset Management, LLC
Westwood Salient MLP & Energy Infrastructure Fund	Westwood Management Corp.
Westwood Broadmark Tactical Plus Fund	Advisor Salient Advisors, L.P.
Sub-Advisor Broadmark Asset Management, LLC

APPENDIX B

FINANCIAL HIGHLIGHTS

This financial highlights table is intended to help you understand the Existing Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single share of the Existing Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Existing Fund (assuming reinvestment of all dividends and distributions).

The financial highlights shown below for the Existing Funds appear in each Existing Fund’s semi-annual report for the fiscal period ended June 30, 2022 and have not been audited.

The report of KPMG LLP, the Existing Funds’ independent registered public accounting firm, for and audited financial statements of the Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund is incorporated by reference to the Annual Report to Shareholders of the Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund for its fiscal year ended December 31, 2021, filed on Form N-CSR (File No. 811-06722) with the SEC on March 4, 2022. Additionally, the report of KPMG LLP, the Existing Funds’ independent registered public accounting firm, for and audited financial statements of the Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund is incorporated by reference to the Annual Report to Shareholders of the Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund for its fiscal year ended December 31, 2021, filed on Form N-CSR (File No. 811-22678) with the SEC on March 4, 2022.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Global Real Estate Fund(a)

	INVESTOR CLASS
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$15.36		$12.97	$14.71	$12.43	$14.81		$13.04
Income/(Loss) from Operations:
Net investment income(b)	0.13		0.13	0.11	0.17	0.24		0.07
Net realized and unrealized gain/(loss) on investments	(2.88)		2.67	(1.67)	2.42	(1.74)		2.67
Total from Investment Operations	(2.75)		2.80	(1.56)	2.59	(1.50)		2.74

Less Distributions:
From investment income	(0.13)		(0.41)	(0.18)	(0.31)	(0.76)		(0.97)
From return of capital	–		–	–	–	(0.12)		–
Total Distributions	(0.13)		(0.41)	(0.18)	(0.31)	(0.88)		(0.97)
Net Increase/(Decrease) in Net Asset Value	(2.88)		2.39	(1.74)	2.28	(2.38)		1.77
Net Asset Value, End of Period	$12.48		$15.36	$12.97	$14.71	$12.43		$14.81

Total Return	(17.98	)%(c)	21.72%	(10.34)%	20.87%	(10.78)%		21.44%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$667		$735	$699	$1,159	$1,199		$555
Operating expenses excluding reimbursement/waiver	2.45%		2.32%	2.39%	2.07%	2.96%		n/a
Ratios to Average Net Assets (excluding short sales expense):
Net investment income including reimbursement/waiver	1.84	%(d)	0.87%	0.95%	1.22%	1.71%		0.52%
Operating expenses including reimbursement/waiver	1.50	%(d)	1.50%	1.50%	1.50%	1.89	%(e)	n/a
Operating expenses excluding reimbursement/waiver	2.45	%(d)	2.32%	2.39%	2.07%	2.96%		2.39%
Portfolio Turnover Rate(f)	17	%(c)	49%	29%	21%	101%		41%

(a)	Prior to August 14, 2018, Salient Global Real Estate Fund was known as Salient International Real Estate Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Effective August 21, 2018, the Advisor agreed to limit expenses to 1.50%.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Global Real Estate Fund(a)

	INSTITUTIONAL CLASS
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$15.22		$12.86	$14.59	$12.33	$14.68		$12.93
Income/(Loss) from Operations:
Net investment income(b)	0.15		0.18	0.16	0.22	0.28		0.12
Net realized and unrealized gain/(loss) on investments	(2.85)		2.64	(1.66)	2.40	(1.72)		2.64
Total from Investment Operations	(2.70)		2.82	(1.50)	2.62	(1.44)		2.76

Less Distributions:
From investment income	(0.15)		(0.46)	(0.23)	(0.36)	(0.79)		(1.01)
From return of capital	–		–	–	–	(0.12)		–
Total Distributions	(0.15)		(0.46)	(0.23)	(0.36)	(0.91)		(1.01)
Net Increase/(Decrease) in Net Asset Value	(2.85)		2.36	(1.73)	2.26	(2.35)		1.75
Net Asset Value, End of Period	$12.37		$15.22	$12.86	$14.59	$12.33		$14.68

Total Return	(17.81	)%(c)	22.09%	(9.98)%	21.31%	(10.51)%		21.88%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,158		$3,685	$3,360	$6,793	$8,600		$6,655
Operating expenses excluding reimbursement/waiver	2.09%		1.96%	2.03%	1.71%	2.57%		n/a
Ratios to Average Net Assets (excluding short sales expense):
Net investment income including reimbursement/waiver	2.15	%(d)	1.23%	1.38%	1.54%	2.01%		0.89%
Operating expenses including reimbursement/waiver	1.15	%(d)	1.15%	1.15%	1.15%	1.65	%(e)	n/a
Operating expenses excluding reimbursement/waiver	2.09	%(d)	1.96%	2.03%	1.71%	2.57%		2.03%
Portfolio Turnover Rate(f)	17	%(c)	49%	29%	21%	101%		41%

(a)	Prior to August 14, 2018, Salient Global Real Estate Fund was known as Salient International Real Estate Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Effective August 21, 2018, the Advisor agreed to limit expenses to 1.15%.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Global Real Estate Fund(a)

	CLASS A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$15.29		$12.92	$14.65	$12.38	$14.75		$12.99
Income/(Loss) from Operations:
Net investment income(b)	0.12		0.12	0.12	0.17	0.23		0.07
Net realized and unrealized gain/(loss) on investments	(2.87)		2.65	(1.68)	2.40	(1.73)		2.65
Total from Investment Operations	(2.75)		2.77	(1.56)	2.57	(1.50)		2.72

Less Distributions:
From investment income	(0.12)		(0.40)	(0.17)	(0.30)	(0.76)		(0.96)
From return of capital	–		–	–	–	(0.11)		–
Total Distributions	(0.12)		(0.40)	(0.17)	(0.30)	(0.87)		(0.96)
Net Increase/(Decrease) in Net Asset Value	(2.87)		2.37	(1.73)	2.27	(2.37)		1.76
Net Asset Value, End of Period	$12.42		$15.29	$12.92	$14.65	$12.38		$14.75

Total Return(c)	(18.02	)%(d)	21.58%	(10.36)%	20.82%	(10.74)%		21.30%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$18,433		$23,312	$20,341	$26,859	$19,377		$8,426
Operating expenses excluding reimbursement/waiver	2.49%		2.36%	2.43%	2.11%	3.04%		n/a
Ratios to Average Net Assets (excluding short sales expense):
Net investment income including reimbursement/waiver	1.71	%(e)	0.83%	1.02%	1.21%	1.66%		0.49%
Operating expenses including reimbursement/waiver	1.55	%(e)	1.55%	1.55%	1.55%	1.87	%(f)	n/a
Operating expenses excluding reimbursement/waiver	2.49	%(e)	2.36%	2.43%	2.11%	3.04%		2.44%
Portfolio Turnover Rate(g)	17	%(d)	49%	29%	21%	101%		41%

(a)	Prior to August 14, 2018, Salient Global Real Estate Fund was known as Salient International Real Estate Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective August 21, 2018, the Advisor agreed to limit expenses to 1.55%.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Global Real Estate Fund(a)

	CLASS C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$15.25		$12.88	$14.59	$12.31	$14.73		$13.00
Income/(Loss) from Operations:
Net investment income/(loss)(b)	0.09		0.03	0.05	0.07	0.13		(0.01	)(c)
Net realized and unrealized gain/(loss) on investments	(2.86)		2.66	(1.65)	2.41	(1.73)		2.64
Total from Investment Operations	(2.77)		2.69	(1.60)	2.48	(1.60)		2.63

Less Distributions:
From investment income	(0.09)		(0.32)	(0.11)	(0.20)	(0.71)		(0.90)
From return of capital	–		–	–	–	(0.11)		–
Total Distributions	(0.09)		(0.32)	(0.11)	(0.20)	(0.82)		(0.90)
Net Increase/(Decrease) in Net Asset Value	(2.86)		2.37	(1.71)	2.28	(2.42)		1.73
Net Asset Value, End of Period	$12.39		$15.25	$12.88	$14.59	$12.31		$14.73

Total Return(d)	(18.23	)%(e)	20.95%	(10.81)%	20.19%	(11.51)%		20.73%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,399		$1,591	$2,585	$4,614	$11,888		$6,155
Operating expenses excluding reimbursement/waiver	3.05%		2.94%	2.98%	2.67%	3.64%		n/a
Ratios to Average Net Assets (excluding short sales expense):
Net investment income/(loss) including reimbursement/waiver	1.24	%(f)	0.22%	0.41%	0.51%	0.96%		(0.05)%
Operating expenses including reimbursement/waiver	2.10	%(f)	2.10%	2.10%	2.10%	2.51	%(g)	n/a
Operating expenses excluding reimbursement/waiver	3.05	%(f)	2.94%	2.98%	2.67%	3.64%		2.99%
Portfolio Turnover Rate(h)	17	%(e)	49%	29%	21%	101%		41%

(a)	Prior to August 14, 2018, Salient Global Real Estate Fund was known as Salient International Real Estate Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	Effective August 21, 2018, the Advisor agreed to limit expenses to 2.10%.
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund

	INVESTOR CLASS
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$21.55		$19.67	$21.40	$19.06	$22.10		$23.79
Income/(Loss) from Operations:
Net investment income(a)	0.50		0.40	0.41	0.49	0.58		0.55
Net realized and unrealized gain/(loss) on investments	(2.59)		3.13	(1.22)	2.94	(2.47)		(0.21)
Total from Investment Operations	(2.09)		3.53	(0.81)	3.43	(1.89)		0.34

Less Distributions:
From investment income	(0.50)		(1.03)	(0.43)	(0.48)	(0.65)		(0.63)
From capital gains	–		–	–	–	(0.49)		(1.40)
From return of capital	–		(0.62)	(0.49)	(0.61)	(0.01)		–
Total Distributions	(0.50)		(1.65)	(0.92)	(1.09)	(1.15)		(2.03)
Net Increase/(Decrease) in Net Asset Value	(2.59)		1.88	(1.73)	2.34	(3.04)		(1.69)
Net Asset Value, End of Period	$18.96		$21.55	$19.67	$21.40	$19.06		$22.10

Total Return	(9.79	)%(b)	15.04%	(3.09)%	18.18%	(8.74)%		1.44%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$10,069		$10,016	$9,170	$15,815	$15,432		$28,030
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.96	%(c)	1.90%	2.25%	2.33%	2.77%		2.34%
Operating expenses including reimbursement/waiver	1.50	%(c)	1.50%	1.50%	1.46%	1.79	%(d)	n/a
Operating expenses excluding reimbursement/waiver	1.88	%(c)	1.77%	1.78%	1.71%	1.91%		2.12%
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.96	%(c)	1.95%	2.30%	2.37%	3.00%		2.73%
Operating expenses including reimbursement/waiver	1.50	%(c)	1.45%	1.45%	1.42%	1.56	%(d)	n/a
Operating expenses excluding reimbursement/waiver	1.88	%(c)	1.72%	1.73%	1.67%	1.68%		1.73%
Portfolio Turnover Rate(e)	37	%(b)	82%	55%	49%	24%		45%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.
(d)	Effective July 1, 2018, the Advisor agreed to limit expenses to 1.50%.
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund

	INSTITUTIONAL CLASS
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$21.56		$19.68	$21.42	$19.07	$22.13		$23.82
Income/(Loss) from Operations:
Net investment income(a)	0.53		0.46	0.49	0.57	0.66		0.71
Net realized and unrealized gain/(loss) on investments	(2.59)		3.19	(1.24)	2.95	(2.50)		(0.27)
Total from Investment Operations	(2.06)		3.65	(0.75)	3.52	(1.84)		0.44

Less Distributions:
From investment income	(0.53)		(1.11)	(0.46)	(0.51)	(0.70)		(0.70)
From capital gains	–		–	–	–	(0.51)		(1.43)
From return of capital	–		(0.66)	(0.53)	(0.66)	(0.01)		–
Total Distributions	(0.53)		(1.77)	(0.99)	(1.17)	(1.22)		(2.13)
Net Increase/(Decrease) in Net Asset Value	(2.59)		1.88	(1.74)	2.35	(3.06)		(1.69)
Net Asset Value, End of Period	$18.97		$21.56	$19.68	$21.42	$19.07		$22.13

Total Return	(9.63	)%(b)	15.44%	(2.75)%	18.64%	(8.52)%		1.84%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$125,277		$143,721	$160,526	$232,707	$198,762		$358,846
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	5.22	%(c)	2.21%	2.68%	2.72%	3.14%		3.02%
Operating expenses including reimbursement/waiver	1.15	%(c)	1.15%	1.15%	1.10%	1.48	%(d)	n/a
Operating expenses excluding reimbursement/waiver	1.53	%(c)	1.42%	1.42%	1.35%	1.60%		1.76%
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	5.22	%(c)	2.26%	2.73%	2.76%	3.37%		3.41%
Operating expenses including reimbursement/waiver	1.15	%(c)	1.10%	1.10%	1.06%	1.25	%(d)	n/a
Operating expenses excluding reimbursement/waiver	1.53	%(c)	1.37%	1.37%	1.31%	1.37%		1.37%
Portfolio Turnover Rate(e)	37	%(b)	82%	55%	49%	24%		45%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.
(d)	Effective July 1, 2018, the Advisor agreed to limit expenses to 1.15%.
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund

	CLASS A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$21.63		$19.74	$21.48	$19.13	$22.18		$23.87
Income/(Loss) from Operations:
Net investment income(a)	0.49		0.38	0.43	0.49	0.56		0.60
Net realized and unrealized gain/(loss) on investments	(2.59)		3.14	(1.26)	2.94	(2.46)		(0.26)
Total from Investment Operations	(2.10)		3.52	(0.83)	3.43	(1.90)		0.34

Less Distributions:
From investment income	(0.49)		(1.02)	(0.43)	(0.47)	(0.66)		(0.63)
From capital gains	–		–	–	–	(0.48)		(1.40)
From return of capital	–		(0.61)	(0.48)	(0.61)	(0.01)		–
Total Distributions	(0.49)		(1.63)	(0.91)	(1.08)	(1.15)		(2.03)
Net Increase/(Decrease) in Net Asset Value	(2.59)		1.89	(1.74)	2.35	(3.05)		(1.69)
Net Asset Value, End of Period	$19.04		$21.63	$19.74	$21.48	$19.13		$22.18

Total Return(b)	(9.78	)%(c)	14.98%	(3.17)%	18.12%	(8.78)%		1.46%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$107,862		$126,620	$125,194	$160,277	$122,484		$265,122
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.82	%(d)	1.82%	2.33%	2.33%	2.68%		2.51%
Operating expenses including reimbursement/waiver	1.55	%(d)	1.55%	1.55%	1.50%	1.83	%(e)	n/a
Operating expenses excluding reimbursement/waiver	1.93	%(d)	1.82%	1.82%	1.75%	1.95%		2.17%
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.82	%(d)	1.87%	2.38%	2.37%	2.91%		2.90%
Operating expenses including reimbursement/waiver	1.55	%(d)	1.50%	1.50%	1.46%	1.60	%(e)	n/a
Operating expenses excluding reimbursement/waiver	1.93	%(d)	1.77%	1.77%	1.71%	1.72%		1.78%
Portfolio Turnover Rate(f)	37	%(c)	82%	55%	49%	24%		45%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Effective July 1, 2018, the Advisor agreed to limit expenses to 1.55%.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund

	CLASS C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$20.94		$19.13	$20.84	$18.56	$21.55		$23.25
Income/(Loss) from Operations:
Net investment income(a)	0.41		0.21	0.30	0.31	0.41		0.47
Net realized and unrealized gain/(loss) on investments	(2.51)		3.04	(1.20)	2.91	(2.42)		(0.27)
Total from Investment Operations	(2.10)		3.25	(0.90)	3.22	(2.01)		0.20

Less Distributions:
From investment income	(0.43)		(0.90)	(0.38)	(0.41)	(0.52)		(0.54)
From capital gains	–		–	–	–	(0.45)		(1.36)
From return of capital	–		(0.54)	(0.43)	(0.53)	(0.01)		–
Total Distributions	(0.43)		(1.44)	(0.81)	(0.94)	(0.98)		(1.90)
Net Increase/(Decrease) in Net Asset Value	(2.53)		1.81	(1.71)	2.28	(2.99)		(1.70)
Net Asset Value, End of Period	$18.41		$20.94	$19.13	$20.84	$18.56		$21.55

Total Return(b)	(10.08	)%(c)	14.35%	(3.69)%	17.51%	(9.51)%		0.87%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$8,411		$11,219	$29,178	$51,214	$100,706		$166,857
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.22	%(d)	1.06%	1.70%	1.54%	2.00%		2.03%
Operating expenses including reimbursement/waiver	2.10	%(d)	2.10%	2.10%	2.07%	2.46	%(e)	n/a
Operating expenses excluding reimbursement/waiver	2.49	%(d)	2.38%	2.37%	2.32%	2.58%		2.72%
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.22	%(d)	1.11%	1.75%	1.58%	2.23%		2.42%
Operating expenses including reimbursement/waiver	2.10	%(d)	2.05%	2.05%	2.03%	2.23	%(e)	n/a
Operating expenses excluding reimbursement/waiver	2.49	%(d)	2.33%	2.32%	2.28%	2.35%		2.33%
Portfolio Turnover Rate(f)	37	%(c)	82%	55%	49%	24%		45%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Effective July 1, 2018, the Advisor agreed to limit expenses to 2.10%.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund

	INVESTOR CLASS
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$27.95		$26.95	$25.95	$24.63	$26.56	$25.68
Income/(Loss) from Operations:
Net investment income/(loss)(a)	(0.19)		(0.35)	(0.24)	0.06	0.05	(0.07)
Net realized and unrealized gain/(loss) on investments	(1.52)		2.41	2.30	2.45	(1.39)	2.75
Total from Investment Operations	(1.71)		2.06	2.06	2.51	(1.34)	2.68

Less Distributions:
From investment income	–		–	–	(0.02)	(0.02)	–
From capital gains	–		(1.06)	(1.06)	(1.17)	(0.57)	(1.80)
Total Distributions	–		(1.06)	(1.06)	(1.19)	(0.59)	(1.80)
Net Increase/(Decrease) in Net Asset Value	(1.71)		1.00	1.00	1.32	(1.93)	0.88
Net Asset Value, End of Period	$26.24		$27.95	$26.95	$25.95	$24.63	$26.56

Total Return	(6.12	)%(b)	7.66%	7.99%	10.35%	(5.07)%	10.57%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,441		$4,943	$8,050	$5,273	$6,623	$9,212
Ratios to Average Net Assets (excluding short sales expense):
Net investment income/(loss)	(1.43	)%(c)	(1.23)%	(0.92)%	0.25%	0.21%	(0.26)%
Operating expenses	1.91	%(c)	1.82%	1.81%	1.79%	1.78%	1.87%
Portfolio Turnover Rate(d)	340	%(b)	201%	626%	435%	531%	138%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund

	INSTITUTIONAL CLASS
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$29.14		$27.96	$26.81	$25.43	$27.41	$26.36
Income/(Loss) from Operations:
Net investment income/(loss)(a)	(0.15)		(0.24)	(0.16)	0.16	0.14	0.10 (b)
Net realized and unrealized gain/(loss) on investments	(1.58)		2.48	2.40	2.53	(1.44)	2.75
Total from Investment Operations	(1.73)		2.24	2.24	2.69	(1.30)	2.85

Less Distributions:
From investment income	–		–	(0.03)	(0.14)	(0.11)	–
From capital gains	–		(1.06)	(1.06)	(1.17)	(0.57)	(1.80)
Total Distributions	–		(1.06)	(1.09)	(1.31)	(0.68)	(1.80)
Net Increase/(Decrease) in Net Asset Value	(1.73)		1.18	1.15	1.38	(1.98)	1.05
Net Asset Value, End of Period	$27.41		$29.14	$27.96	$26.81	$25.43	$27.41

Total Return	(5.94	)%(c)	8.02%	8.40%	10.69%	(4.76)%	10.91%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$239,503		$301,241	$255,095	$250,153	$275,669	$311,993
Ratios to Average Net Assets (excluding short sales expense):
Net investment income/(loss)	(1.07	)%(d)	(0.82)%	(0.58)%	0.62%	0.53%	0.37%
Operating expenses	1.54	%(d)	1.46%	1.47%	1.43%	1.47%	1.51%
Portfolio Turnover Rate(e)	340	%(c)	201%	626%	435%	531%	138%

(a)	Per share amounts are based upon average shares outstanding.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund

	CLASS A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$27.34		$26.40	$25.45	$24.24	$26.15		$25.34
Income/(Loss) from Operations:
Net investment income/(loss)(a)	(0.19)		(0.34)	(0.26)	0.05	(0.07	)(b)	(0.09)
Net realized and unrealized gain/(loss) on investments	(1.48)		2.34	2.27	2.39	(1.27)		2.70
Total from Investment Operations	(1.67)		2.00	2.01	2.44	(1.34)		2.61

Less Distributions:
From investment income	–		–	–	(0.06)	–		–
From capital gains	–		(1.06)	(1.06)	(1.17)	(0.57)		(1.80)
Total Distributions	–		(1.06)	(1.06)	(1.23)	(0.57)		(1.80)
Net Increase/(Decrease) in Net Asset Value	(1.67)		0.94	0.95	1.21	(1.91)		0.81
Net Asset Value, End of Period	$25.67		$27.34	$26.40	$25.45	$24.24		$26.15

Total Return(c)	(6.11	)%(d)	7.59%	7.95%	10.20%	(5.13)%		10.39%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$20,728		$21,995	$17,949	$17,273	$11,718		$38,753
Ratios to Average Net Assets (excluding short sales expense):
Net investment income/(loss)	(1.47	)%(e)	(1.21)%	(0.99)%	0.21%	(0.28)%		(0.34)%
Operating expenses	1.95	%(e)	1.86%	1.88%	1.85%	1.92%		2.01%
Portfolio Turnover Rate(f)	340	%(d)	201%	626%	435%	531%		138%

(a)	Per share amounts are based upon average shares outstanding.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Total return does not reflect the effect of sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund

	CLASS C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$25.39		$24.72	$24.03	$23.01		$25.04		$24.45
Income/(Loss) from Operations:
Net investment loss(a)	(0.24)		(0.46)	(0.39)	(0.09	)(b)	(0.16	)(b)	(0.21)
Net realized and unrealized gain/(loss) on investments	(1.38)		2.19	2.14	2.28		(1.30)		2.60
Total from Investment Operations	(1.62)		1.73	1.75	2.19		(1.46)		2.39

Less Distributions:
From capital gains	–		(1.06)	(1.06)	(1.17)		(0.57)		(1.80)
Total Distributions	–		(1.06)	(1.06)	(1.17)		(0.57)		(1.80)
Net Increase/(Decrease) in Net Asset Value	(1.62)		0.67	0.69	1.02		(2.03)		0.59
Net Asset Value, End of Period	$23.77		$25.39	$24.72	$24.03		$23.01		$25.04

Total Return(c)	(6.38	)%(d)	7.01%	7.33%	9.67%		(5.84)%		9.92%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$8,010		$9,075	$11,830	$16,505		$27,915		$36,679
Ratios to Average Net Assets (excluding short sales expense):
Net investment loss	(2.03	)%(e)	(1.80)%	(1.60)%	(0.36)%		(0.64)%		(0.82)%
Operating expenses	2.50	%(e)	2.41%	2.42%	2.40%		2.45%		2.46%
Portfolio Turnover Rate(f)	340	%(d)	201%	626%	435%		531%		138%

(a)	Per share amounts are based upon average shares outstanding.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Total return does not reflect the effect of sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient MLP & Energy Infrastructure Fund

	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$6.53		$5.53	$7.07	$6.36	$8.18	$9.31
Income/(Loss) from Operations:
Net investment income/(loss)(a)	0.02		(0.03)	0.07	0.02	0.06	0.04
Net realized and unrealized gain/(loss) on investments	0.37		1.34	(1.31)	1.00	(1.50)	(0.69)
Total from Investment Operations	0.39		1.31	(1.24)	1.02	(1.44)	(0.65)

Less Distributions:
From investment income	(0.15)		–	–	(0.17)	(0.07)	(0.04)
From return of capital	–		(0.31)	(0.30)	(0.14)	(0.31)	(0.44)
Total Distributions	(0.15)		(0.31)	(0.30)	(0.31)	(0.38)	(0.48)
Net increase/(decrease) in Net Asset Value	0.24		1.00	(1.54)	0.71	(1.82)	(1.13)
Net Asset Value, End of Period	$6.77		$6.53	$5.53	$7.07	$6.36	$8.18

Total Return(b)	5.86	%(c)	23.74%	(17.43)%	16.03%	(18.33)%	(6.92)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$106,867		$92,027	$63,681	$110,549	$86,552	$157,413
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit and excluding fee waivers/recoupments)	1.48	%(d)	1.50%	1.56%	1.47%	1.40%	1.38%
Net expenses (including tax expense/benefit and including fee waivers/recoupments)	1.48	%(d)	1.50%	1.55%	1.47%	1.40%	1.38%
Net expenses (excluding tax expense/benefit and including fee waivers/recoupments)	1.48	%(d)	1.50%	1.55%	1.49%	1.46%	1.43%
Net investment income/(loss)	0.45	%(d)	(0.42)%	1.29%	0.24%	0.77%	0.49%
Portfolio Turnover Rate (e)	43%		248%	260%	66%	48%	32%

(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient MLP & Energy Infrastructure Fund

	Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$6.50		$5.50	$7.02	$6.32	$8.13	$9.26
Income/(Loss) from Operations:
Net investment income/(loss)(a)	(0.01)		(0.08)	0.03	(0.03)	(0.00)	(0.03)
Net realized and unrealized gain/(loss) on investments	0.37		1.34	(1.31)	0.98	(1.49)	(0.68)
Total from Investment Operations	0.36		1.26	(1.28)	0.95	(1.49)	(0.71)

Less Distributions:
From investment income	(0.13)		–	–	(0.14)	(0.06)	(0.04)
From return of capital	–		(0.26)	(0.24)	(0.11)	(0.26)	(0.38)
Total Distributions	(0.13)		(0.26)	(0.24)	(0.26)	(0.32)	(0.42)
Net increase/(decrease) in Net Asset Value	0.23		1.00	(1.52)	0.70	(1.81)	(1.13)
Net Asset Value, End of Period	$6.73		$6.50	$5.50	$7.02	$6.32	$8.13

Total Return(b)	5.36	%(c)	22.91%	(18.16)%	15.15%	(18.89)%	(7.68)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$16,148		$17,726	$20,468	$37,346	$44,247	$74,862
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit and excluding fee waivers/recoupments)	2.25	%(d)	2.26%	2.32%	2.22%	2.15%	2.17%
Net expenses (including tax expense/benefit and including fee waivers/recoupments)	2.25	%(d)	2.29%	2.30%	2.22%	2.15%	2.17%
Net expenses (excluding tax expense/benefit and including fee waivers/recoupments)	2.25	%(d)	2.29%	2.30%	2.24%	2.21%	2.22%
Net investment income/(loss)	(0.33	)%(d)	(1.26)%	0.57%	(0.48)%	(0.01)%	(0.33)%
Portfolio Turnover Rate (e)	43%		248%	260%	66%	48%	32%

(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient MLP & Energy Infrastructure Fund

	Class I
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$6.50		$5.50	$7.05	$6.34	$8.15	$9.28
Income/(Loss) from Operations:
Net investment income/(loss)(a)	0.02		(0.02)	0.08	0.04	0.07	0.06
Net realized and unrealized gain/(loss) on investments	0.38		1.34	(1.31)	0.99	(1.49)	(0.69)
Total from Investment Operations	0.40		1.32	(1.23)	1.03	(1.42)	(0.63)

Less Distributions:
From investment income	(0.16)		–	–	(0.18)	(0.07)	(0.04)
From return of capital	–		(0.32)	(0.32)	(0.14)	(0.32)	(0.46)
Total Distributions	(0.16)		(0.32)	(0.32)	(0.32)	(0.39)	(0.50)
Net increase/(decrease) in Net Asset Value	0.24		1.00	(1.55)	0.71	(1.81)	(1.13)
Net Asset Value, End of Period	$6.74		$6.50	$5.50	$7.05	$6.34	$8.15

Total Return	6.00	%(b)	24.11%	(17.32)%	16.33%	(18.10)%	(6.77)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$684,391		$566,980	$393,743	$617,790	$730,427	$1,069,037
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit and excluding fee waivers/recoupments)	1.25	%(c)	1.27%	1.33%	1.24%	1.17%	1.17%
Net expenses (including tax expense/benefit and including fee waivers/recoupments)	1.25	%(c)	1.29%	1.30%	1.24%	1.17%	1.17%
Net expenses (excluding tax expense/benefit and including fee waivers/recoupments)	1.25	%(c)	1.29%	1.30%	1.26%	1.23%	1.22%
Net investment income/(loss)	0.65	%(c)	(0.27)%	1.55%	0.50%	0.95%	0.65%
Portfolio Turnover Rate (d)	43%		248%	260%	66%	48%	32%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient MLP & Energy Infrastructure Fund

	Class R6
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$6.51	$5.50	$7.05	$6.34	$8.15	$9.28
Income/(Loss) from Operations:
Net investment income/(loss)(a)	0.03	(0.01)	0.08	0.04	0.09	0.10
Net realized and unrealized gain/(loss) on investments	0.36	1.35	(1.31)	0.99	(1.50)	(0.73)
Total from Investment Operations	0.39	1.34	(1.23)	1.03	(1.41)	(0.63)

Less Distributions:
From investment income	(0.16)	–	–	(0.18)	(0.07)	(0.04)
From return of capital	–	(0.33)	(0.32)	(0.14)	(0.33)	(0.46)
Total Distributions	(0.16)	(0.33)	(0.32)	(0.32)	(0.40)	(0.50)
Net increase/(decrease) in Net Asset Value	0.23	1.01	(1.55)	0.71	(1.81)	(1.13)
Net Asset Value, End of Period	$6.74	$6.51	$5.50	$7.05	$6.34	$8.15

Total Return	5.87%	24.41%	(17.27)%	16.42%	(18.04)%	(6.70)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$30,415	$29,645	$32,949	$23,879	$20,907	$11,290
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit and excluding fee waivers/recoupments)	1.18%	1.20%	1.26%	1.16%	1.09%	1.10%
Net expenses (including tax expense/benefit and including fee waivers/recoupments)	1.18%	1.20%	1.26%	1.16%	1.09%	1.10%
Net expenses (excluding tax expense/benefit and including fee waivers/recoupments)	1.18%	1.20%	1.26%	1.18%	1.15%	1.15%
Net investment income/(loss)	0.72%	(0.19)%	1.62%	0.59%	1.24%	1.19%
Portfolio Turnover Rate (b)	43%	248%	260%	66%	48%	32%

(a)	Calculated based on average shares outstanding.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Plus Fund

	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$12.18		$11.51	$11.44	$11.31	$11.40		$11.45
Income/(Loss) from Operations:
Net investment income/(loss)(a)	(0.05)		(0.11)	(0.12)	0.04	(0.02)		(0.11)
Net realized and unrealized gain/(loss) on investments	(0.39)		0.78	0.91	0.75	0.28		1.06
Total from Investment Operations	(0.44)		0.67	0.79	0.79	0.26		0.95

Less Distributions:
From investment income	–		–	–	(0.09)	–		–
From realized gain on investments	–		–	(0.72)	(0.57)	(0.35)		(1.00)
Total Distributions	–		–	(0.72)	(0.66)	(0.35)		(1.00)
Net increase/(decrease) in Net Asset Value	(0.44)		0.67	0.07	0.13	(0.09)		(0.05)
Net Asset Value, End of Period	$11.74		$12.18	$11.51	$11.44	$11.31		$11.40

Total Return(b)	(3.61	)%(c)	5.82%	6.95%	6.96%	2.29%		8.31%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$570		$579	$668	$743	$616		$8,858
Ratios to Average Net Assets:
Gross expenses	2.18	%(d)	2.19%	2.23%	2.17%	2.72%		2.91%
Net expenses (e)	1.65	%(d)	1.65%	1.65%	1.65%	1.65	%(f)	2.05%
Net investment income/(loss)	(0.79	)%(d)	(0.95)%	(1.04)%	0.33%	(0.15)%		(0.96)%
Portfolio Turnover Rate (g)	10%		62%	5,029%	9,813%	5,067%		3,584%

(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios presented include an investment advisory fee waiver. Without this waiver, the expense ratios would have been higher.
(f)	Effective February 1, 2018, the annual expense limitation rate changed from 2.05% to 1.65%.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Plus Fund

	Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$11.52		$10.97	$11.02	$10.92	$11.10		$11.26
Income/(Loss) from Operations:
Net investment loss(a)	(0.09)		(0.19)	(0.20)	(0.03)	(0.08)		(0.19)
Net realized and unrealized gain/(loss) on investments	(0.37)		0.74	0.87	0.70	0.25		1.03
Total from Investment Operations	(0.46)		0.55	0.67	0.67	0.17		0.84

Less Distributions:
From investment income	–		–	–	–	–		–
From realized gain on investments	–		–	(0.72)	(0.57)	(0.35)		(1.00)
Total Distributions	–		–	(0.72)	(0.57)	(0.35)		(1.00)
Net increase/(decrease) in Net Asset Value	(0.46)		0.55	(0.05)	0.10	(0.18)		(0.16)
Net Asset Value, End of Period	$11.06		$11.52	$10.97	$11.02	$10.92		$11.10

Total Return(b)	(3.99	)%(c)	5.01%	6.13%	6.15%	1.50%		7.47%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$488		$553	$575	$488	$629		$868
Ratios to Average Net Assets:
Gross expenses	2.94	%(d)	2.94%	2.99%	2.89%	5.32%		7.10%
Net expenses (e)	2.40	%(d)	2.40%	2.40%	2.40%	2.40	%(f)	2.80%
Net investment loss	(1.56	)%(d)	(1.68)%	(1.77)%	(0.30)%	(0.72)%		(1.68)%
Portfolio Turnover Rate (g)	10%		62%	5,029%	9,813%	5,067%		3,584%

(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios presented include an investment advisory fee waiver. Without this waiver, the expense ratios would have been higher.
(f)	Effective February 1, 2018, the annual expense limitation rate changed from 2.80% to 2.40%.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Plus Fund

	Class F
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$12.65		$11.88	$11.73	$11.58	$11.60		$11.57
Income/(Loss) from Operations:
Net investment income/(loss)(a)	(0.01)		(0.05)	(0.05)	0.11	0.07		(0.05)
Net realized and unrealized gain/(loss) on investments	(0.42)		0.82	0.92	0.77	0.27		1.08
Total from Investment Operations	(0.43)		0.77	0.87	0.88	0.34		1.03

Less Distributions:
From investment income	–		–	–	(0.16)	(0.01)		–
From realized gain on investments	–		–	(0.72)	(0.57)	(0.35)		(1.00)
Total Distributions	–		–	(0.72)	(0.72)	(0.36)		(1.00)
Net increase/(decrease) in Net Asset Value	(0.43)		0.77	0.15	0.15	(0.02)		0.03
Net Asset Value, End of Period	$12.22		$12.65	$11.88	$11.73	$11.58		$11.60

Total Return	(3.40	)%(b)	6.48%	7.46%	7.54%	2.91%		8.91%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$40,685		$39,430	$38,158	$34,334	$27,688		$18,511
Ratios to Average Net Assets:
Gross expenses	1.94	%(c)	1.94%	1.99%	1.95%	2.24%		2.46%
Net expenses(d)	1.09	%(c)	1.09%	1.09%	1.09%	1.09	%(e)	1.49%
Net investment income/(loss)	(0.22	)%(c)	(0.37)%	(0.46)%	0.93%	0.63%		(0.42)%
Portfolio Turnover Rate (f)	10%		62%	5,029%	9,813%	5,067%		3,584%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	The ratios presented include an investment advisory fee waiver. Without this waiver, the expense ratios would have been higher.
(e)	Effective February 1, 2018, the annual expense limitation rate changed from 1.49% to 1.09%.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Plus Fund

	Class I
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017
Net Asset Value, Beginning of Period	$12.37		$11.65	$11.55	$11.41	$11.47		$11.49
Income/(Loss) from Operations:
Net investment income/(loss)(a)	(0.03)		(0.08)	(0.09)	0.07	0.06		(0.09)
Net realized and unrealized gain/(loss) on investments	(0.41)		0.80	0.91	0.76	0.24		1.07
Total from Investment Operations	(0.44)		0.72	0.82	0.83	0.30		0.98

Less Distributions:
From investment income	–		–	–	(0.12)	(0.01)		–
From realized gain on investments	–		–	(0.72)	(0.57)	(0.35)		(1.00)
Total Distributions	–		–	(0.72)	(0.69)	(0.36)		(1.00)
Net increase/(decrease) in Net Asset Value	(0.44)		0.72	0.10	0.14	(0.06)		(0.02)
Net Asset Value, End of Period	$11.93		$12.37	$11.65	$11.55	$11.41		$11.47

Total Return	(3.56	)%(b)	6.18%	7.15%	7.24%	2.56%		8.54%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$31,079		$30,855	$30,308	$24,882	$18,502		$2,248
Ratios to Average Net Assets:
Gross expenses	1.94	%(c)	1.94%	1.99%	1.94%	2.38%		3.61%
Net expenses (d)	1.40	%(c)	1.40%	1.40%	1.40%	1.40	%(e)	1.80%
Net investment income/(loss)	(0.54	)%(c)	(0.68)%	(0.77)%	0.61%	0.51%		(0.78)%
Portfolio Turnover Rate (f)	10%		62%	5,029%	9,813%	5,067%		3,584%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	The ratios presented include an investment advisory fee waiver. Without this waiver, the expense ratios would have been higher.
(e)	Effective February 1, 2018, the annual expense limitation rate changed from 1.80% to 1.40%.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

APPENDIX C

INTERMEDIARY-SPECIFIC SALES CHARGE DISCOUNTS AND WAIVERS

Specific intermediaries may have different policies and procedures regarding the availability of front-end sales charge or contingent deferred sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify a New Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from a New Fund or through another intermediary to receive such waivers or discounts. Please see the “Sales Charges” section of the New Funds’ prospectus (the “Prospectus”) for more information on sales charge discounts and waivers.

The following descriptions of financial intermediary sales charge waivers, discounts, policies or procedures, as the case may be, are reproduced based on information provided by the intermediary. The financial intermediary sales charge waivers, discounts, policies or procedures disclosed in this Appendix may vary from those disclosed in the Prospectus or SAI and are subject to change. This Appendix will be updated based on information provided by the financial intermediaries. Neither the New Funds, nor the New Fund Advisors, nor the New Funds’ distributor supervises the implementation of financial intermediary sales charge waivers, discounts, policies or procedures nor do they verify the intermediaries’ administration of such waivers, discounts, policies or procedures.

The information in this Appendix is part of, and incorporated into, the Combined Proxy Statement/Prospectus.

Merrill Lynch

Shareholders purchasing New Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus or SAI.

Front-End Sales Load Waivers on A Class Shares Available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the Westwood Funds complex)
Shares exchanged from C Class Shares (i.e. level-load) shares of the same Fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Trust, and employees of the Funds’ investment advisor or any of its affiliates, as described in the Prospectus.
Eligible shares purchased from the proceeds of redemptions within the Westwood Funds complex, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on A Class Shares and C Class Shares Available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Code
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-End Sales Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in the Prospectus
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Prospectus will be automatically calculated based on the aggregated holding of Westwood Funds complex assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible Westwood Funds complex assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within the Westwood Funds complex, through Merrill Lynch, over a 13-month period of time

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing New Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment advisor for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus or SAI.

Front-end sales load waivers on A Class Shares available at Raymond James

●	Shares purchased in an investment advisory program.

●	Shares purchased within the Westwood Funds complex through a systematic reinvestment of capital gains and dividend distributions.

●	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

●	Shares purchased from the proceeds of redemptions within the Westwood Funds complex, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

●	A shareholder in a New Fund’s C Class Shares will have their shares converted at net asset value to A Class Shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on A Class Shares and C Class Shares available at Raymond James

●	Death or disability of the shareholder.

●	Shares sold as part of a systematic withdrawal plan as described in the Prospectus.

●	Return of excess contributions from an IRA Account.

●	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

●	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

●	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

●	Breakpoints as described in the Prospectus.

●	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Westwood Funds complex assets held by accounts within the purchaser’s household at Raymond James. Eligible Westwood Funds complex assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

●	Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Westwood Funds complex, over a 13-month time period. Eligible Westwood Funds complex assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Morgan Stanley Wealth Management (“Morgan Stanley”)

Shareholders purchasing New Fund shares through a Morgan Stanley transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to A Class Shares, which may differ from and may be more limited than those disclosed elsewhere in the Prospectus or SAI.

Front-end Sales Charge Waivers on A Class Shares available at Morgan Stanley

●	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

●	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.

●	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same Fund.

●	Shares purchased through a Morgan Stanley self-directed brokerage account.

●	C Class (i.e., level-load) Shares that are no longer subject to a contingent deferred sales charge and are converted to A Class Shares of the same Fund pursuant to Morgan Stanley’s share class conversion program.

●	Shares purchased from the proceeds of redemptions within the Westwood Funds complex, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

APPENDIX D

PRINCIPAL SHAREHOLDERS

Principal shareholders of each Existing Fund as of September 22, 2022 (the “Record Date”) are set forth below. A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval. The Trusts believe that most of the shares referred to below were held by the persons listed below in accounts for their fiduciary, agency, or custodial customers. As of the Record Date, the following shareholders were considered either a control person or principal shareholder of an Existing Fund:

Salient Global Real Estate Fund

Name and Address of Shareholder	Class Owned	Percent of Class
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	Class A	18.84%
LPL Financial Corporation PO Box 130 4707 Executive Dr Trenton, MI 48183	Class A	16.77%
National Financial Services, LLC PO Box 596 PO Box 8099 Woodland Hills, CA 91367	Class A	10.34%
Charles Schwab & Co., Inc. Attn: Mutual Fund Operations 9601 E. Panorama Circle Mailstop: DEN2-02-052 Englewood, CO 80112	Class A	7.95%
Lincoln Investment 875 S Westlake Blvd, Suite 212 PO Box 7654 Woodland Hills, CA 91367	Class A	5.71%
Lincoln Investment 875 S Westlake Blvd, Suite 212 Westlake Village, CA 91361	Class C	36.63%
National Financial Services, LLC PO Box 5000 Waltham, MA 02453	Class C	23.78%
LPL Financial, LLC Attn: Client Compensation Department 4707 Executive Drive Sherman Oaks, CA 91403	Class C	12.15%
Arkadios Capital 309 E Paces Ferry Road NE Suite 1000 Atlanta, GA 30305	Class C	7.56%
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	Class C	6.23%

Name and Address of Shareholder	Class Owned	Percent of Class
Pershing LLC 4 Overlook Pt Lincolnshire, IL 60069	Institutional	28.61%
National Financial Services, LLC PO Box 77002 PO Box 2239 Waltham, MA 02453	Institutional	20.47%
LPL Financial Corporation Attn: Client Compensation Department 4707 Executive Drive San Diego, CA 92121	Institutional	14.56%
Charles Schwab & Co., Inc. Attn: Mutual Fund Operations 9601 E. Panorama Circle Mailstop: DEN2-02-052 Englewood, CO 80112	Institutional	9.24%
Kramer Revocable Trust U/A 12/03/2001 John P Kramer and Eileen R Kramer Trustees 137 Purdue Avenue Kensington, CA 94708-1032	Institutional	6.72%
TD Ameritrade Clearing Inc. 200 S 108th Avenue Omaha, NE 68154	Institutional	6.61%
National Financial Services, LLC PO Box 3908 Church St Station New York, NY 00000	Investor	37.08%
Morgan Stanley Smith Barney LLC Attn: Mutual Fund Operations 1 New York Plaza, Floor 12 New York, NY 10004	Investor	13.34%
Charles Schwab & Co., Inc. Attn: Mutual Fund Operations Mailstop: DEN2-02-052 Mailstop: DEN2-02-052 Englewood, CO 80112	Investor	7.87%
Vanguard Marketing Corp 600 Vanguard Boulevard Malvern, PA 19355	Investor	7.87%
Sandra L. Smith & Ronda Schall JTWROS 5565 Scenic Drive Beaumont, TX 77713-8616	Investor	7.19%
Global Brokerage Services, Inc. 11350 McCormick Road, Suite 901 Hunt Valley, MD 21031	Investor	6.61%

Salient Select Income Fund

Name and Address of Shareholder	Class Owned	Percent of Class
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	Class A	22.08%
National Financial Services, LLC PO Box 743248 PO Box 8099 Woodland Hills, CA 91367	Class A	19.56%
LPL Financial Corporation PO Box 2848 PO Box 8070 Stoughton, WI 53589	Class A	12.67%
TD Ameritrade Clearing Inc. 200 S 108th Avenue Omaha, NE 68154	Class A	8.45%
Charles Schwab & Co., Inc. Attn: Mutual Fund Operations Mailstop: DEN2-02-052 Mailstop: DEN2-02-052 Englewood, CO 80112	Class A	5.91%
Morgan Stanley Smith Barney LLC Attn: Mutual Fund Operations Mack Center IV Paramus, NJ 07652	Class A	5.53%
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	Class C	17.82%
LPL Financial Corporation Attn: Client Compensation Department 4707 Executive Drive Skokie, IL 60076	Class C	15.01%
National Financial Services, LLC PO Box 743248 PO Box 2239 West Lake Hills, TX 78746	Class C	14.59%
Morgan Stanley Smith Barney LLC Attn: Mutual Fund Operations 1 New York Plaza, Floor 12 New York, NY 10004	Class C	9.72%

Name and Address of Shareholder	Class Owned	Percent of Class
Wells Fargo Clearing Services, LLC 1 N Jefferson Ave Saint Louis, MO 63103	Class C	8.48%
J Alden Associates Inc. 37 West Avenue Suite 301 Wayne, PA 19087	Class C	7.20%
UBS Financial Services Inc. Attn: Compliance Dept 1000 Harbor Blvd, Floor 8 Weeahwken, NJ 07086	Class C	5.21%
Pershing LLC 4 Overlook Pt Lincolnshire, IL 60069	Institutional	27.67%
Charles Schwab & Co., Inc. Attn: Mutual Fund Operations 9601 E. Panorama Circle Mailstop: DEN2-02-052 Mailstop: DEN2-02-052 Englewood, CO 80112	Institutional	22.92%
TD Ameritrade Clearing Inc. 200 S 108th Avenue Omaha, NE 68154	Institutional	17.00%
National Financial Services, LLC PO Box 770002 PO Box 8099 Woodland Hills, CA 91367	Institutional	10.45%
LPL Financial Corporation Attn: Client Compensation Department 4707 Executive Drive San Diego, CA 92121	Institutional	8.72%
National Financial Services, LLC PO Box 3908 Church St. Station New York, NY 00000	Investor	66.59%
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	Investor	10.33%
Charles Schwab & Co., Inc. Attn: Mutual Fund Operations Mailstop: DEN2-02-052 Mailstop: DEN2-02-052 Englewood, CO 80112	Investor	9.46%

Salient Tactical Growth Fund

Name and Address of Shareholder	Class Owned	Percent of Class
Morgan Stanley Smith Barney LLC Attn: Mutual Fund Operations 1 New York Plaza, Floor 12 New York, NY 10004	Class A	50.03%
Wells Fargo Clearing Services, LLC 1 N Jefferson Ave Saint Louis, MO 63103	Class A	10.71%
UBS Financial Services, Inc. Attn: Compliance Dept 1000 Harbor Blvd, 8th Floor Weehawken, NJ 07086	Class A	9.28%
Charles Schwab & Co., Inc. Attn: Mutual Fund Operations 9601 E. Panorama Circle Mailstop: DEN2-02-052 Englewood, CO 80112	Class A	6.64%
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	Class A	5.81%
Morgan Stanley Smith Barney LLC Attn: Mutual Fund Operations 1 New York Plaza, Floor 12 New York, NY 10004	Class C	42.46%
Wells Fargo Clearing Services, LLC 1 N Jefferson Ave Saint Louis, MO 63103	Class C	27.76%
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	Class C	16.47%
Morgan Stanley Smith Barney LLC Attn: Mutual Fund Operations 1 New York Plaza, Floor 12 New York, NY 10004	Institutional	54.91%
Wells Fargo Clearing Services, LLC 1 N Jefferson Ave Saint Louis, MO 63103	Institutional	18.59%

Name and Address of Shareholder	Class Owned	Percent of Class
UBS Financial Services, Inc. Attn: Compliance Dept 1000 Harbor Blvd, 8th Floor Weehawken, NJ 07086	Institutional	10.69%
National Financial Services, LLC PO Box 3908 Church St. Station New York, NY 00000	Institutional	5.64%
National Financial Services, LLC PO Box 3908 Church St. Station New York, NY 00000	Investor	41.75%
Charles Schwab & Co., Inc. Attn: Mutual Fund Operations 9601 E. Panorama Circle Mailstop: DEN2-02-052 San Francisco, CA 94105	Investor	24.81%
TD Ameritrade Clearing Inc. 200 S 108th Avenue Omaha, NE 68154	Investor	14.70%
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	Investor	6.99%

Salient MLP & Energy Infrastructure Fund

Name and Address of Shareholder	Class Owned	Percent of Class
Morgan Stanley Smith Barney LLC Attn: Mutual Fund Operations 1 New York Plaza, Floor 12 New York, NY 10004	Class A	39.62%
TD Prime Services, LLC 45 Broadway, Floor 24 New York, NY 10006-3760	Class A	8.96%
Bank of NY Mellon 525 William Penn Place, Suite 153-0400 Pittsburgh, PA 15219-1707	Class A	8.09%
Northern Trust Company 801 S Canal St Chicago, IL 6067-4715	Class A	7.14%
Morgan Stanley Smith Barney LLC Attn: Mutual Fund Operations 1 New York Plaza, Floor 12 New York, NY 10004	Class C	55.57%
UBS Financial Services, Inc. Attn: Compliance Department 1000 Harbor Blvd, 8th Floor Weehawken, NJ 07086	Class C	19.83%
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	Class C	6.13%
Charles Schwab & Co., Inc. Attn: Schwab Omni Load 211 Main Street San Francisco, CA 94105	Class C	5.66%
Morgan Stanley Smith Barney LLC Attn: Mutual Fund Operations 1 New York Plaza, Floor 12 New York, NY 10004	Class I	34.59%
National Financial Services, LLC PO Box 596 Mail Zone Ze7f Richmond, VA 23218	Class I	13.27%

Name and Address of Shareholder	Class Owned	Percent of Class
Charles Schwab & Co., Inc. Attn: Transaction Fee 211 Main Street San Francisco, CA 94105	Class I	12.16%
U.S. Bank National Association 1555 N Rivercenter Dr, Suite 302 Milwaukee, WI 53212	Class I	10.77%
UBS Financial Services, Inc. Attn: Compliance Dept 1000 Harbor Blvd, 8th Floor Weehawken, NJ 07086	Class I	9.76%
Pershing LLC 4 Overlook Pt Lincolnshire, IL 60069	Class I	9.05%
MSCS Financial 717 17th St, Suite 1300 Denver, CO 80202	R6	61.54%
National Financial Services, LLC 82 Devonshire Street Mail Zone Ze7f Boston, MA 02109	R6	38.09%

Salient Tactical Plus Fund

Name and Address of Shareholder	Class Owned	Percent of Class
National Financial Services, LLC 82 Devonshire Street Mail Zone Ze7f Boston, MA 02109	Class C	67.49%
LPL Financial LLC Attn: Client Compensation Department 4707 Executive Drive San Diego, CA 92121	Class C	27.65%
Wells Fargo Clearing Services, LLC 7801 Beechmont Ave, Unit 11 Cincinnati, OH 45255	Class A	73.00%
National Financial Services, LLC 82 Devonshire Street Mail Zone Ze7f Boston, MA 02109	Class A	10.03%
Charles Schwab & Co., Inc. Attn: Service Fees 211 Main Street San Francisco, CA 94105	Class 1	9.03%
National Financial Services, LLC 82 Devonshire Street Mail Zone Ze7f Boston, MA 02109	Class F	92.63%
National Financial Services, LLC 82 Devonshire Street Mail Zone Ze7f Boston, MA 02109	Class I	92.23%

APPENDIX E

Discussion of Principal and Non-Principal Risks

This Appendix E provides a discussion of the Principal and Non-Principal Risks of investing in the New Funds. For Purposes of this Appendix E “Fund” shall mean one of the New Funds, while “Funds” means more than one of the New Funds; and “Advisor” shall mean either Westwood or Salient Advisors, as applicable; and “Advisors” means both Westwood and Salient Advisors.

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in each Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of each Fund. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because certain Funds invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in a Fund, please see the SAI.

Risks:	Westwood Salient Global Real Estate Fund	Westwood Salient Select Income Fund	Westwood Broadmark Tactical Growth Fund	Westwood Salient MLP & Energy Infrastructure Fund	Westwood Broadmark Tactical Plus Fund
Borrowing Risk	P	P	P	P	N/A
Cash and Cash Equivalents Risk	NP	NP	P	NP	P
Concentration Risk	P	P	N/A	P	N/A
Counterparty Risk	P	P	P	P	P
Currency Risk	P	NP	NP	N/A	P
Debt Instruments Risk	NP	P	P	P	P
Depositary Receipts Risk	P	NP	NP	N/A	N/A
Derivatives Risk	NP	P	P	P	P
Emerging Market and Frontier Market Risk	P	NP	P	NP	P
Equity Securities Risk	P	P	P	P	P
Exchange-Traded Funds (“ETFs”) Risk	P	P	P	N/A	P
Exchange-Traded Notes (“ETNs”) Risk	NP	NP	P	N/A	N/A
Foreign Securities Risk	P	NP	P	NP	P
Hedging Risk	P	NP	NP	N/A	P
Industry Specific Risk	N/A	N/A	N/A	P	N/A
Investment in Money Market Mutual Funds Risk	NP	NP	P	NP	P
Leverage Risk	NP	NP	P	P	P
Liquidity Risk	P	P	P	P	P
Lower-Rated Debt Securities (“Junk Bonds”) Risk	NP	P	NP	NP	NP
Manager Risk	P	P	P	P	P
Market Events Risk	P	P	P	P	P
Market Risk	P	P	P	P	P
Master Limited Partnerships (“MLPs”) Risk	N/A	P	N/A	P	N/A

Model and Data Risk	NP	NP	P	P	P
Mortgage-Related and Other Asset-Backed Securities Risk	P	P	NP	N/A	N/A
Non-Diversification Risk	NP	NP	NP	P	N/A
Overseas Exchanges Risk	P	NP	NP	NP	P
Portfolio Turnover Risk	P	NP	P	P	P
Real Estate Securities and REITs Risk	P	P	NP	N/A	N/A
Renewable Energy Companies Risk	N/A	N/A	N/A	P	N/A
Restricted and Illiquid Securities Risk	P	P	NP	N/A	N/A
Short Sale Risk	NP	NP	P	N/A	P
Small and Medium Capitalization Stocks Risk	P	P	P	P	P
Sub-Advisor Risk	N/A	N/A	P	N/A	P
Swap Agreements Risk	N/A	N/A	N/A	N/A	P
Tax Risk	NP	NP	P	P	P
Tax Law Change Risk	N/A	N/A	N/A	P	N/A
U.S. Government Securities Risk	N/A	N/A	N/A	NP	P
Volatility Risk	NP	NP	NP	P	P

P = Principal Risk

NP = Non-Principal Risk

N/A = Not Applicable

Below are descriptions of the main factors that may play a role in shaping a Fund’s overall risk profile. The following discussions relating to various principal risks associated with investing in a Fund are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in a Fund. Your investment may be subject to the risks described below if you invest in a Fund, based on the risks identified for a particular Fund in that Fund’s description above. For further details about a Fund’s risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the Fund’s SAI.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Funds’ shares will go up and down in price, meaning that you could lose money by investing in the Funds. Many factors influence a mutual fund’s performance.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk, increased transaction costs and potential difficulty in valuing portfolio instruments held by a Fund.

Each Fund’s principal risk factors are listed below. Certain risk factors apply only to a particular Fund, as noted. Unless so noted, risk factors apply to each Fund. All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses. An investment in a Fund is not intended to constitute a complete investment program and should not be viewed as such. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in a Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce a Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of a Fund. Successful use of borrowing depends on the ability of the Advisor and/or the Sub-Advisor, as appropriate, to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which may fluctuate with changing market rates of interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Some of a Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described below. This additional leverage may, under certain market conditions, reduce the net asset value of a Fund.

Cash and Cash Equivalents Risk

It is part of a Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Concentration Risk

Certain Funds may concentrate their investments in issuers of one or more particular industries or geographic regions to the extent permitted by applicable regulatory guidance. For example, under normal circumstances, the Westwood MLP & Energy Infrastructure Fund concentrates its investments in the group of industries that comprise the energy and energy infrastructure sectors and the group of industries that comprise the energy sector, respectively. There is a risk that those issuers (or industry sector or geographic region) will perform poorly and negatively impact such Funds. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry or geographic region. The risk of concentrating investments in a limited number of issuers in a particular industry or geographic region is that a Fund will be more susceptible to market, economic, political, regulatory, and other conditions and risks associated with that industry or geographic region than a mutual fund that does not concentrate its investments and invests more broadly across industries and sectors.

Counterparty Risk

In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the OTC market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, a Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Currency Risk

The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies, including foreign exchange forward contracts and other currency-related futures contracts. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Fund’s investments in securities denominated in a foreign currency or may widen existing losses. A Fund’s net currency positions may expose it to risks independent of its securities positions. Currency exchange rates may be particularly affected by the relative rates of inflation, interest rate levels, the balance of payments and the extent of governmental surpluses or deficits in such foreign countries and in the United States, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of such foreign countries, the United States and other countries important to international trade and finance. Governments may use a variety of techniques, such as intervention by their central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their respective currencies. They may also issue a new currency to replace an existing currency or alter the exchange rate or relative exchange characteristics by devaluation or revaluation of a currency. The liquidity and trading value of these foreign currencies could be affected by the actions of sovereign governments, which could change or interfere with theretofore freely determined currency valuation, fluctuations in response to other market forces and the movement of currencies across borders.

Debt Instruments Risk

Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

●	Credit risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Funds’ investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A, and BBB), Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, and Baa), or S&P® Global Ratings (“S&P”) (AAA, AA, A, and BBB)) are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

●	Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

●	Interest Rate Risk. The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. A Fund may decline in value or suffer losses if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor and/or the Sub-Advisor, as appropriate. For such a Fund, the yields for equity securities of MLPs and certain Midstream Energy Infrastructure Companies are susceptible in the short-term to fluctuations in interest rates, and the prices of such equity securities may decline when interest rates rise.

The fixed-income securities market has been and may continue to be negatively affected by the COVID-19 pandemic. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent a Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, a Fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of a Fund’s uninvested cash.

●	Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Investors should note that while interest rates remain near historical lows, the U.S. Federal Reserve Board (the “Fed”) has recently increased the federal funds rate and indicated it intends to further raise the federal funds rate in the future, which will likely cause interest rates to rise. Actions taken by the Fed or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the market and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. A Fund that invests in derivatives tied to fixed-income markets may be more substantially exposed to these risks than a Fund that does not invest in such derivatives. Increases in interest rates may lead to heightened Fund redemption activity, which may cause a Fund to lose value as a result of the costs that it incurs in turning over its portfolio and may lower its performance.

Depositary Receipts Risk

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk

A Fund may invest in derivatives, which are financial instruments whose value is based on the value of another security or index. These instruments include futures contracts, options, options on futures contracts, forward contracts, swap agreements, structured securities, when-issued and forward commitment securities, and similar instruments. Derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. A Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by the Advisors and/or the Sub-Advisor, or, if available, that such techniques will be utilized by the Advisors and/or the Sub-Advisor.

The market value of derivative instruments may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track. In this regard, a Fund may seek to achieve its investment objective, in part, by investing in derivatives that are designed to closely track the performance of an index on a daily basis. However, the overall investment strategies of the Fund are not generally designed or expected to produce returns which replicate the performance of the particular index, and the degree of variation could be substantial, particularly over longer periods. There are a number of factors which may prevent a Fund, or the derivatives or other strategies used by the Fund, from achieving desired correlation with an index, such as the impact of fees, expenses and transaction costs, the timing of pricing, and disruptions or illiquidity in the markets for derivative instruments or securities in which the Fund invests. These factors include the possibility that the Fund’s commodity derivatives positions may have different roll dates, reset dates or contract months than those specified in a particular commodity index. Privately negotiated derivatives may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for a Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a privately negotiated derivative prior to its scheduled termination date, which creates a possibility of increased volatility and/or decreased liquidity for the Fund.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the Advisors and/or the Sub-Advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of a Fund. If the Advisors and/or the Sub-Advisor inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions. Additional future regulation of derivatives may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives.

In addition, new Rule 18f-4 (the “Derivatives Rule”), adopted by the SEC on November 4, 2020, replaces current asset segregation requirements with a new framework for the use of derivatives by registered funds. For funds using a significant amount of derivatives, the Derivatives Rule mandates a fund adopt and/or implement: (i) value at risk limitations in lieu of asset segregation requirements; (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. The Derivatives Rule provides an exception for funds with derivative exposure not exceeding 10% of its net assets, excluding certain currency and interest rate hedging transactions. In addition, the Derivatives Rule provides special treatment for reverse repurchase agreements and similar financing transactions and unfunded commitment agreements. Funds will be required to comply with the Derivatives Rule starting on August 19, 2022.

Forward and Futures Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other financial instrument at the current or spot price, with delivery and settlement at a specified future date.

Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. A Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts are transactions involving a fund’s obligation to purchase or sell a specific instrument at a future date at a specified price. A Fund may use forward contracts for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund’s Advisor and/or the Sub-Advisor, as appropriate, anticipates purchasing or selling a foreign security. For example, this technique would allow a Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of a Fund’s existing holdings of foreign securities. There may be, however, an imperfect correlation between a Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue a Fund’s investment objectives, such as when the Advisor and/or the Sub-Advisor, as appropriate, anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in a Fund’s portfolio. There is no requirement that a Fund hedge all or any portion of its exposure to foreign currency risks.

The successful use of forward and futures contracts draws upon the Advisors’ and/or the Sub-Advisor’s, as appropriate, skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s and/or the Sub-Advisor’s, as appropriate inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options and Options on Futures

An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. A Fund may buy and write (sell) covered and uncovered put and call options on futures contracts and securities that are traded on U.S. and foreign securities exchanges and in OTC markets. With respect to its investments in options on securities, a Fund may write and buy options on the same types of securities or instruments that a Fund may purchase directly. It may also utilize options contracts that can be exercised at any time between the time of purchase and the expiration date and options contracts that can be exercised only on the expiration date. With respect to a Fund’s use of put and call options on futures contracts, a Fund is given the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. With all options transactions, securities will be segregated to cover applicable margin or segregation requirements on the contracts. Depending on the pricing of the option compared to either the price of the security or futures contract upon which it is based, ownership of the option may or may not be less risky than ownership of the security, futures contract or underlying instrument.

Swap Agreements

A Fund may enter into equity, interest rate, index, currency rate, and other types of swap agreements in an attempt to obtain a particular return without the need to actually purchase the reference asset. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long-term or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Structured Securities

Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (each, a “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of fixed-income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

When-Issued and Forward Commitment Securities

A Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices or for speculative purposes. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily at least one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Fund on a forward basis will not honor its purchase obligation. In such cases, the Fund may incur a loss.

Derivatives with Respect to High Yield and Other Indebtedness

In addition to the credit risks associated with holding high yield debt securities, with respect to derivatives involving high yield and other debt, a Fund usually will have a contractual relationship only with the counterparty of the derivative, and not with the issuer of the indebtedness. A Fund generally will have no right to directly enforce compliance by the issuer with the terms of the derivative nor any rights of set-off against the issuer, nor have any voting rights with respect to the indebtedness. A Fund will not directly benefit from the collateral supporting the underlying indebtedness and will not have the benefit of the remedies that would normally be available to a holder of the indebtedness. In addition, in the event of the insolvency of the counterparty to the derivative, a Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying indebtedness. Consequently, the Fund will be subject to the credit risk of the counterparty as well as that of the issuer of the indebtedness. As a result, concentrations of such derivatives in any one counterparty subject a Fund to an additional degree of risk with respect to defaults by such counterparty as well as by the issuer of the underlying indebtedness.

The SAI provides a more detailed description of the types of derivative instruments in which a Fund may invest and their associated risks.

Emerging Market and Frontier Market Risk

A Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of companies in developed markets. Emerging market and frontier market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

●	Greater likelihood of economic, political or social instability;

●	Less liquid and more volatile stock markets;

●	Lower trading volume of markets;

●	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;

●	Governmental restrictions on currency conversion or trading;

●	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;

●	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;

●	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;

●	The contagious effect of market or economic setbacks in one country on another emerging market country;

●	Immature economic structures;

●	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards; and

●	Less ability of emerging market and frontier market companies to restructure or refinance borrowings.

Equity Securities Risk

A Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

A Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

Exchange-Traded Funds (“ETFs”) Risk

Because a Fund invests in exchange-traded funds (“ETFs”) and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETFs.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund is subject to restrictions that may limit the amount of any particular ETF that the Fund may own. However, a Fund may invest in accordance with Rule 12d1-4 under the 1940 Act, which permits funds to invest in shares of ETFs and other investment companies beyond the general limitations imposed by the 1940 Act, subject to certain conditions. To the extent the Fund relies on Rule 12d1-4 to invest in ETFs, the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act without relying on Rule 12d1-4.

Exchange-Traded Notes (“ETNs”) Risk

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on a Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities Risk

A Fund’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

●	Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Funds’ investments in securities denominated in a foreign currency or may widen existing losses. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Fund’s net currency positions may expose it to risks independent of its securities positions.

●	Geographic Risk: If a Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

●	Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Fund’s foreign investments, potentially including expropriation and nationalization, confiscatory taxation, and the potential difficulty of repatriating funds to the United States.

●	Regulatory Risk: Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

●	Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

●	Use of Foreign Currency Forward Agreements: Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause a Fund to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Hedging Risk

A Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause a Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that a Fund’s Advisor and/or the Sub-Advisor, as appropriate, does not expect or if a Fund cannot close out its position in a hedging instrument.

Industry Specific Risk

The MLPs and Energy Infrastructure Companies (including Midstream MLPs and Energy Infrastructure Companies) in which Westwood MLP & Energy Infrastructure Fund may invest are subject to risks specific to the industry they serve, including the following:

●	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

●	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP.

●	Slowdowns in new construction and acquisitions can limit growth potential.

●	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.

●	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an Energy Infrastructure Company or MLP to make distributions.

●	Changes in the regulatory environment could adversely affect the profitability of Energy Infrastructure Companies and MLPs.

●	Extreme weather or other natural disasters could impact the value of Energy Infrastructure Company and MLP securities.

●	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.

●	Threats of attack by terrorists on energy assets could impact the market for Energy Infrastructure and MLP securities.

●	Global events, including particularly in Russia, Ukraine, Western Europe and the Middle East and including government stability specifically, could have significant adverse effects on the U.S. economy, and financial and commodities markets.

Investment in Money Market Mutual Funds Risk

The Fund invests in money market mutual funds. While government money market funds seek to transact at a $1.00 per share stable net asset value, certain other money market funds transact at a fluctuating net asset value, and it is possible to lose money by investing in money market funds. Further, money market funds may impose a fee upon redemption or may temporarily suspend redemptions if the fund’s liquidity falls below required minimum because of market conditions or other factors. Investments in money market funds are not insured or guaranteed by the FDIC or any other government agency.

Leverage Risk

If a Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of a Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a Fund to pay interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate.

Liquidity Risk

Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for a Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when a Fund’s Advisor and/or the Sub-Advisor, as appropriate, believes it is desirable to do so. A Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

Liquidity Risk (Westwood MLP & Energy Infrastructure Fund)

Although common units of master limited partnerships trade on the exchanges, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

Lower-Rated Debt Securities (“Junk Bonds”) Risk

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and to the extent a Fund concentrates its investments in junk bonds, such Fund may be subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, lower-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns, periods of rising interest rates or individual corporate developments, which could adversely affect the value and market for these securities. In particular, lower-rated and comparable unrated debt securities are often issued by smaller, less creditworthy companies or by highly levered (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal. In addition, the markets in which lower-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain lower-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in lower-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. A Fund’s Advisor and/or the Sub-Advisor, as appropriate, may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Manager Risk

If a Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Events Risk

Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may negatively affect many issuers worldwide. Actions taken by the Fed or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

In addition, while interest rates have been historically low in recent years in the United States and abroad, the Fed has recently increased the federal funds rate and any decision by the Fed to further adjust the target federal funds rate in the future, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. Also, regulators have expressed concern that rate increases may contribute to price volatility. These events and the possible resulting market volatility may have an adverse effect on the Fund.

Political turmoil within the United States and abroad may also impact the Fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and has imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.

Uncertainties surrounding the sovereign debt of a number of European Union (“EU”) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. In January 2020, the United Kingdom (“UK”) left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement on December 30, 2020, regarding the economic relationship between the UK and the EU. This agreement became effective on a provisional basis on January 1, 2021, and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This long-term uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain European countries. In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. Additionally, the spread of the COVID-19 pandemic will stretch the resources and deficits of many countries in the EU and throughout the world, increasing the risk of default on their sovereign debt. These events and the resulting market volatility may have an adverse effect on the performance of a Fund.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the Fund’s performance, resulting in losses to your investment.

The United States has responded to the COVID-19 pandemic and resulting economic distress with fiscal and monetary stimulus packages. In late March 2020, the government passed the Coronavirus Aid, Relief, and Economic Security Act, a stimulus package providing for over $2.2 trillion in resources to small businesses, state and local governments, and individuals that have been adversely impacted by the pandemic. In late December 2020, the government also passed a spending bill that included $900 billion in stimulus relief for the COVID-19 pandemic. Further, in March 2021, the government passed the American Rescue Plan Act of 2021, a $1.9 trillion stimulus bill to accelerate the United States’ recovery from the economic and health effects of the COVID-19 pandemic. In addition, in mid-March 2020 the Fed cut interest rates to historically low levels and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. The Fed also enacted various programs to support liquidity operations and funding in the financial markets, including expanding its reverse repurchase agreement operations, adding $1.5 trillion of liquidity to the banking system, establishing swap lines with other major central banks to provide dollar funding, establishing a program to support money market funds, easing various bank capital buffers, providing funding backstops for businesses to provide bridging loans for up to four years, and providing funding to help credit flow in asset-backed securities markets. The Fed also plans to extend credit to small- and medium-sized businesses.

As the Fed “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or if the Fed continues to raise the Fed funds rate, there is a risk that interest rates will continue to rise, which could expose fixed-income and related markets to heightened volatility and could cause the value of a Fund’s investments, and the Fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the Fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the Fund incurs and may negatively impact the Fund’s performance.

Political and military events, including in Ukraine, North Korea, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions. As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February 2022, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time.

In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a Fund’s investments may be affected, which may reduce a Fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on a Fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.

Market Risk

Market risk is the risk that the markets on which a Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

In addition, the Funds may rely on various third-party sources to calculate their respective net asset values. As a result, the Funds are subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Funds’ calculations of their net asset values, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Funds may be unable to recover any losses associated with such failures.

Master Limited Partnerships (“MLPs”) Risk

Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. The Funds and their shareholders are not eligible for a tax deduction based on income received from MLPs that is available to individuals who invest directly in MLPs.

Investing in MLPs also involves certain other risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles, such as adverse economic conditions, changes in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs or a shift in consumer demand or public attitudes toward fossil fuels. A Fund’s investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP’s operating expenses in addition to paying Fund expenses.

Model and Data Risk

Given the complexity of the investments and strategies of the Funds, a Fund’s Advisor and/or the Sub-Advisor, as appropriate, rely heavily on quantitative models (both proprietary models developed by the Advisor and/or Sub-Advisor, and those supplied by third-party vendors) and information and data supplied by third-party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Funds to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third-party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Mortgage-Related and Other Asset-Backed Securities Risk

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

The mortgage-backed securities market has been and may continue to be negatively affected by the COVID-19 pandemic. The U.S. government, its agencies or its instrumentalities may implement initiatives in response to the economic impacts of the COVID-19 pandemic applicable to federally backed mortgage loans. These initiatives could involve forbearance of mortgage payments or suspension or restrictions of foreclosures and evictions. A Fund cannot predict with certainty the extent to which such initiatives or the economic effects of the pandemic generally may affect rates of prepayment or default or adversely impact the value of a Fund’s investments in securities in the mortgage industry as a whole.

Non-Diversification Risk

A Fund may be non-diversified. Because a Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a Fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Overseas Exchanges Risk

A Fund may engage in transactions on a number of overseas stock exchanges. Market practices relating to clearance and settlement of securities transactions and custody of assets can potentially pose an increased risk to a Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result, affect the calculation of a Fund’s net asset value per share).

A Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller, and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

Portfolio Turnover Risk

A Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. A Fund’s portfolio turnover rate will vary from year to year.

Real Estate Securities and REITs Risk

A Fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities.

Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the REIT’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the REIT. These REIT structures may also contain provisions which would delay or make a change in control of the REIT difficult.

Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Securities of companies in the real estate industry have been and may continue to be negatively affected by the COVID-19 pandemic. Potential impacts on the real estate market may include lower occupancy rates, decreased lease payments, defaults and foreclosures, among other consequences. These impacts could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. It is not known how long such impacts, or any future impacts of other significant events, will last.

Renewable Energy Companies Risk

Renewable energy companies may be more volatile than companies operating in more established industries. Renewable energy companies are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of renewable energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain renewable energy assets. Renewable energy companies can be significantly affected by the supply of, and demand for, particular energy products, which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for renewable energy companies may adversely impact their profitability. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect renewable energy companies. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. The above factors could also impact the ability of renewable energy companies to pay dividends comparable to those paid by other Energy Infrastructure Companies. Certain valuation methods used to value renewable energy companies have not been in widespread use for a significant period of time and may further increase the volatility of certain renewable energy company share prices.

Because many renewable energy infrastructure companies enter into long-term contracts for energy off-put, if their counterparties experience economic stress, there could be subsequent concerns regarding such long-term contracts. As increased capital enters the renewable energy space, combined with decreasing costs, there may be pressure on power pricing, which in turn could result in lower rates of returns on certain projects. The renewable energy sector can also be significantly affected by changes in the prices and supplies of other energy fuels, energy conservation, the success of exploration projects, tax and other government regulations.

Restricted and Illiquid Securities Risk

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, a Fund may not be able to sell the security at a time and/or price at which the Advisor and/or the Sub-Advisor, as appropriate, might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition.

Restricted securities are securities that are subject to legal or contractual restrictions on resale and include equity or fixed-income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States. Restricted securities may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Short Sale Risk

A Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Each Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. A Fund must set aside “cover” for short sales to comply with applicable SEC positions under the 1940 Act. A Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that a Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by a Fund in the short sale, and may cause a Fund’s share price to be volatile. In rising securities markets, a Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

Small and Medium Capitalization Stocks Risk

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded OTC or listed on an exchange.

Sub-Advisor Risk

A sub-advised Fund is subject to management risk because it relies on the Sub-Advisor’s ability to pursue the Fund’s objective. The Sub-Advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Swap Agreements Risk

Swap agreements involve the risk that the party with whom a fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Tax Risk

The federal income tax treatment of the complex securities in which a Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If a Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Tax Risk (Westwood Salient MLP & Energy Infrastructure Fund)

The Fund’s ability to meet its objective will depend, in part, on the level of taxable income and distributions received from the equity securities in which the Fund invests. If an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate and the amount of cash available for distribution would be reduced and distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain).

MLPs restructuring their debts as a result of a decline in oil prices and a decline in value of energy-related properties could result in the receipt of cancellation of debt income by MLP partners, including the Fund. The receipt of this taxable income by the Fund will result in increased investment company taxable income required to be distributed by the Fund, without corresponding cash distributions from the MLPs. The Fund might need to sell assets that it might not otherwise wish to sell in order to pay the required distributions.

In addition, the Fund faces the risk that it could fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code, and the risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect the Fund or the MLPs and other portfolio companies in which the Fund invests. Effective for taxable years beginning after December 31, 2017, and before January 1, 2026, the Tax Cuts and Jobs Act of 2017 generally allows individuals and certain non-corporate entities, such as partnerships, a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the law does not include any provision for a RIC to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder in the Fund will not. The federal, state, local and foreign tax consequences of an investment in Fund shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Tax Risk (Westwood Broadmark Tactical Plus Fund)

The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the IRS. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of the Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Tax Law Change Risk

Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect a Fund or the MLPs and Energy Infrastructure Companies in which the Fund invests. Any such changes could negatively impact the Fund’s common shareholders. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s common shareholders.

MLPs do not pay U.S. federal income tax at the partnership level and instead allocate a share of the partnership’s income, gains, losses, deductions and expenses to each partner. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the MLP as well as decreased income, and consequently a decrease in the value of an investment in the Fund.

U.S. Government Securities Risk

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Volatility Risk

Each Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause a Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

STATEMENT OF ADDITIONAL INFORMATION

October 4, 2022

FOR THE REORGANIZATION OF

Salient Global Real Estate Fund

Salient Select Income Fund

Salient Tactical Growth Fund

Each a Series of:

FORWARD FUNDS

244 California Street, Suite 200

San Francisco, California 94111

and

Salient MLP & Energy Infrastructure Fund

Salient Tactical Plus Fund

Each a Series of:

SALIENT MF TRUST

4265 San Felipe, 8th Floor

Houston, Texas 77027

INTO

Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark
Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund, and Westwood Broadmark
Tactical Plus Fund

Each a Series of

ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

1-877-386-3944

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated October 4, 2022 for the special meeting of shareholders of Forward Funds and Salient MF Trust (collectively, the “Trusts”) with respect to the Salient Global Real Estate Fund, Salient Select Income Fund, Salient Tactical Growth Fund, Salient MLP & Energy Infrastructure Fund, and Salient Tactical Plus Fund (the “Existing Funds”) to be held on November 4, 2022, at 10:00 a.m., Central Daylight Time (the “Special Meeting”). At the Special Meeting, shareholders of the Existing Funds will be asked to consider and approve the proposed Agreement and Plan of Reorganization (the “Plan”), between the Trusts and Ultimus Managers Trust (the “UMT”) on behalf of the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund, and Westwood Broadmark Tactical Plus Fund (collectively, the “New Funds”). Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling 1-877-FUND-WHG (1-877-386-3944). Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

Further information about each Existing Fund is contained in the following documents, which are incorporated herein by reference:

●	the Prospectuses and SAI of Forward Funds for the Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund (collectively, the “FF Funds”), dated May 1, 2022, are incorporated by reference to Post-Effective Amendment No. 134 to the Existing Fund’s Registration Statement on Form N-1A (File Nos. 033-48940 and 811-06722), filed with the SEC on April 29, 2022, and supplemented on June 27, 2022;

●	the Prospectuses and SAI of the Salient MF Trust for the Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund (collectively the “SMF Funds”), dated May 1, 2022, are incorporated by reference to Post-Effective Amendment No. 32 to the Existing Fund’s Registration Statement on Form N-1A (File Nos. 333-180225 and 811-22678), filed with the SEC on April 29, 2022, and supplemented on June 27, 2022;

●	the report of KPMG LLP, the Independent Registered Public Accounting Firm, for and audited financial statements of the FF Funds is incorporated by reference to the Annual Report to Shareholders of the FF Funds for its fiscal year ended December 31, 2021, filed on Form N-CSR (File No. 811-06722) with the SEC on March 4, 2022;

●	the report of KPMG LLP, the Independent Registered Public Accounting Firm, for and audited financial statements of the SMF Funds is incorporated by reference to the Annual Report to Shareholders of the SMF Funds for its fiscal year ended December 31, 2021, filed on Form N-CSR (File No. 811-22678) with the SEC on March 4, 2022;

●	the Semi-Annual Report to Shareholders of the FF Funds for the period from January 1, 2022 to June 30, 2022, filed on Form N-CSRS (File No. 811-06722) with the SEC on September 6, 2022; and

●	the Semi-Annual Report to Shareholders of the SMF Funds for the period from January 1, 2022 to June 30, 2022, filed on Form N-CSRS (File No. 811-22678) with the SEC on September 6, 2022.

Copies of the foregoing documents are available upon request and without charge by calling 866-667-9228 for the Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund, and 1-800-999-6809 for the Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund.

Further information about each New Fund is contained in the following document, which is incorporated herein by reference:

●	the Prospectuses and SAI of the New Funds, dated September 30, 2022, are incorporated by reference to Post-Effective Amendment No. 230 to the New Fund’s Registration Statement on Form N-1A (File Nos. 333-180308 and 811-22680), filed with the SEC on September 29, 2022.

Copies of the foregoing documents are available upon request and without charge by calling 1-877-FUND-WHG (1-877-386-3944).

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees and expenses of each Existing Fund and the fees and expenses of each corresponding New Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the Combined Proxy Statement/Prospectus under the section entitled “III. Comparison Fee Tables and Examples.”

The Reorganizations will not result in any material changes to the Existing Funds’ investment portfolios due to investment restrictions of the New Funds

There are no material differences in accounting policies between the Existing Funds and the New Funds.

Table of Contents

PRO FORMA FINANCIAL INFORMATION	242
INDEMNIFICATION	243
EXHIBITS	245
UNDERTAKINGS	246

PRO FORMA FINANCIAL INFORMATION

Pro forma financial information has not been prepared for the Reorganization because the New Funds are a newly organized fund with no assets and liabilities that will commence investment operations upon completion of the Reorganization. There are no material differences in the accounting, valuation and tax policies of the New Funds and the Existing Funds.

The New Funds will be the successor to the accounting and performance information of the corresponding class(es) of shares of the respective Existing Funds after consummation of the Reorganization. As a result, the Existing Funds will be the accounting and performance survivor following the Reorganization. The report of the Independent Registered Public Accounting Firm for and audited financial statements of the Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund is incorporated by reference to the Annual Report to Shareholders of the Salient Global Real Estate Fund, Salient Select Income Fund, and Salient Tactical Growth Fund for its fiscal year ended December 31, 2021, filed on Form N-CSR (File No. 811-06722) with the SEC on March 4, 2022. Additionally, the report of the Independent Registered Public Accounting Firm for and audited financial statements of the Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund is incorporated by reference to the Annual Report to Shareholders of the Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund for its fiscal year ended December 31, 2021, filed on Form N-CSR (File No. 811-22678) with the SEC on March 4, 2022.

PART C: OTHER INFORMATION

INDEMNIFICATION

Article VI of the Registrant’s Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

“Section 6.4 Indemnification of Trustees, Officers, etc.

Subject to and except as otherwise provided in the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, as amended, and Ohio Revised Code Chapter 1707, as amended. In the event any of these Federal laws conflict with Ohio Revised Code Section 1701.13I, as amended, these Federal laws, and not Ohio Revised Code Section 1701.13I, shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.”

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Investment Advisory Agreements with Lyrical Asset Management LP, Wavelength Capital Management, LLC, Edge Capital Group, LLC, Marshfield Associates, Inc., Hudson Valley Investment Advisors, Inc., Kempner Capital Management, Inc., Edgemoor Investment Advisors, Inc., Adler Asset Management, LLC, Karner Blue Capital, LLC, Q3 Asset Management Corporation, Blueprint Fund Management LLC, Evolutionary Tree Capital Management LLC, Nia Impact Capital, and Westwood Corporation Corp. (the “Advisers”) and the Investment Sub-Advisory Agreement with Blueprint Investment Partners LLC (the “Sub-Adviser”) provide that the Advisers and Sub-Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust or the Funds in connection with the performance of their duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisers in the performance of their duties, or from reckless disregard of its duties and obligations thereunder.

The Distribution Agreements with Ultimus Fund Distributors, LLC (the “UFD”) and the Distribution Agreement with Northern Lights Distributors, LLC (“NLD” and, collectively with UFD, the “Distributors”) provide that the Distributors, their directors, officers, employees, shareholders and control persons shall not be liable for any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with the matters to which the Agreements relate, except a loss resulting from the failure of either Distributors or any such other person to comply with applicable law or the terms of the Agreements, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor’s duties or from the reckless disregard by any of such persons of Distributors’ obligations and duties under the Distribution Agreements.

The Distribution Agreements with the Distributors further also provides that the Distributors agree to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of the Distributors or any agent or employee of the Distributors or any other person for whose acts as Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor’s failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributors’ failure to comply with applicable laws and the Rules of FINRA.

The Registrant intends to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy shall provide coverage to the Registrant, its Trustees and officers and the Adviser. Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 16: EXHIBITS

(1)	Agreement and Declaration of Trust, dated February 28, 2012, is incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(2)	Bylaws, dated February 28, 2012, is incorporated by reference to Exhibit (b) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(3)	None.

(4)	The Agreement and Plan of Reorganization is incorporated by reference to Appendix A of the Combined Proxy Statement/Prospectus.

(5)	See Registrant’s Agreement and Declaration of Trust and Registrant’s By-Laws, which exhibits are incorporated herein by reference.

(6)	(i) Form of Investment Advisory Agreement for the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, and Westwood Salient MLP & Energy Infrastructure Fund with Westwood Management Corp. is incorporated by reference to Exhibit (d)(14)(i) of Post-Effective Amendment No. 230 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 29, 2022.

(ii) Form of Investment Sub-Advisory Agreement for the Westwood Broadmark Tactical Growth Fund with Broadmark Asset Management LLC and Westwood Management Corp. is incorporated by reference to Exhibit (d)(14)(ii) of Post-Effective Amendment No. 230 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 29, 2022.

(iii) Form of Investment Advisory Agreement for the Westwood Broadmark Tactical Plus Fund with Salient Advisors, L.P. is incorporated by reference to Exhibit (d)(14)(ii) of Post-Effective Amendment No. 230 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 29, 2022.

(iv) Form of Investment Sub-Advisory Agreement for the Westwood Broadmark Tactical Plus Fund with Broadmark Asset Management, LLC and Salient Advisors, L.P. is incorporated by reference to Exhibit (d)(14)(ii) of Post-Effective Amendment No. 230 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 29, 2022.

(7)	(i) Distribution Agreement with Ultimus Fund Distributors, LLC, dated February 1, 2019, is incorporated by reference to Exhibit (e)(1)(A) of Post-Effective Amendment No. 132 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 28, 2019.

(ii) Amended Schedule A to the Distribution Agreement for the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund and Westwood Broadmark Tactical Plus Fund is incorporated by reference to Exhibit (e)(1)(A)(iii) of Post-Effective Amendment No. 230 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 29, 2022.

(8)	None.

(9)	(i) Custody Agreement with U.S. Bank, dated June 5, 2021, is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 2 of the Registrant’s Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(ii) Amendment to Custody Agreement with U.S. Bank, for the Westwood Salient Global Real Estate Fund, Westwood Salient Select Income Fund, Westwood Broadmark Tactical Growth Fund, Westwood Salient MLP & Energy Infrastructure Fund and Westwood Broadmark Tactical Plus Fund, will be filed by post-effective amendment.

(10)	(i) Distribution (Rule 12b-1) Plan, dated June 5, 2012, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(ii) Amended Appendix A to Distribution (Rule 12b-1) Plan, filed herewith.

(11)	Opinion of Legal Counsel is incorporated by reference to Exhibit (e)(1)(A)(iii) of Post-Effective Amendment No. 230 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 29, 2022.

(12)	Form of Tax Opinion is incorporated by reference to Exhibit (12) of Registrant’s Registration Statement on Form N-14 (File No. 333-267251), filed on September 2, 2022.

(13)	(i) Master Services Agreement with Ultimus Fund Solutions, LLC dated July 24, 2018, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 125 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 31, 2018.

(ii) Amendment to Master Services Agreement, filed herewith.

(14)	Consent of the Registered Independent Public Accounting Firm, filed herewith.

(15)	None.

(16)	Powers of Attorney for David M. Deptula, Janine L. Cohen, Jacqueline A. Williams, Clifford Schireson, and Robert E. Morrison is incorporated by reference to Exhibit (16) of Registrant’s Registration Statement on Form N-14 (File No. 333-267251), filed on September 2, 2022.

(17)	None.

ITEM 17: UNDERTAKINGS

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item (16)(12) of Form N-14 prior to the closing date of the reorganization.

SIGNATURES

As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant, in the City of Cincinnati and the State of Ohio, on October 4, 2022.

ULTIMUS MANAGERS TRUST

By:	/s/ Todd E. Heim
Todd E. Heim
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Date

/s/ David R. Carson	October 4, 2022
David R. Carson, Trustee and Vice President

*	October 4, 2022
Janine L. Cohen, Trustee and Chairperson

*	October 4, 2022
David M. Deptula, Trustee

*	October 4, 2022	By:	/s/ Khimmara Greer
Jacqueline A. Williams, Trustee			Khimmara Greer
Attorney-in-fact*
*	October 4, 2022		October 4, 2022
Clifford N. Schireson, Trustee

*	October 4, 2022
Robert E. Morrison, Trustee

/s/ Todd E. Heim	October 4, 2022
Todd E. Heim, President

/s/ Jennifer L. Leamer	October 4, 2022
Jennifer L. Leamer, Treasurer/Controller/Principal Financial Officer

Exhibit Index

10(ii)	Amended Appendix A to Distribution (Rule 12b-1) Plan
13(ii)	Amendment to Master Services Agreement
14	Consent of the Registered Independent Public Accounting Firm